                            MONY SERIES FUND, INC.,

                         ENTERPRISE ACCUMULATION TRUST

                                      AND

                               QUEST FOR VALUE(SM)

                               ACCUMULATION TRUST

                               1995 ANNUAL REPORT

                           PRODUCTS:

                           MONYMASTER
                           MONYEQUITY MASTER
                           VALUEMASTER
                           MONYVESTOR
                           STRATEGIST

--------------------------------------------------------------------------------
MUTUAL OF NEW YORK
--------------------------------------------------------------------------------

This report is not to be construed as an offering for sale of any contracts participating in the MONY Series Fund, Inc., Enterprise Accumulation Trust or the Quest for Value Accumulation Trust, or as a solicitation as an offer to buy any such contracts unless preceded by or accompanied by the most recent calendar quarter MONYMaster or MONYEquity Master performance and a current MONYMaster or MONYEquity Master prospectus which contains more complete information of charges and expenses.

Quest for Value is a registered service mark of Oppenheimer Capital.

                             MONY SERIES FUND, INC.

Dear Shareholder,

     With the success of the Federal Reserve's preemptive tightening of monetary policy in order to head off any inflationary pressures, the U.S. economy has settled into a slower growth path. Consumer spending is weak in the U.S., and most foreign economies are also experiencing slow growth. High levels of installment debts, concern about layoffs and stagnant income growth should continue to limit consumer spending. Inflation is low and should remain subdued with little indication of upward pressure in any of the measures. There are few signs of anything that would cause growth to accelerate. The soft landing for the economy has worked. The next move by the Fed should be toward lower rates.

     The stock market in 1995 benefited from better than expected corporate earnings, the success of the soft landing, declining interest rates and large inflows to equity mutual funds. Slower growth, low inflation and the beginning of efforts to reduce the federal deficit should continue to keep interest rates in a stable to lower trend. These same factors that help inflation and interest rates, however, have a negative impact on corporate earnings. The market has likely lost much of the earnings support that it has had over the past year. Some companies should still be able to prosper in this less favorable environment, but they will be fewer in number and the market will be more selective.

     At the beginning of 1996, the stock market will still be enmeshed in the same tug of war between the conflicting forces of positive overall conditions and uncertain individual industry and company fundamentals. How this resolves itself will be a major determinant of the market's performance in 1996, especially since valuations are still on the high side. As markets generally anticipate the future, it is possible that 1995's very strong year in both the stock and bond markets has already discounted some of the positive investment environment expected in 1996. My observation is that the market could thus correct, even as good news is being reported. The stock market still has not experienced a significant correction, although individual industries and a number of stocks have had twenty percent or more declines.

     The market had the benefit of strong inflows of money in 1995. Individuals seeking to increase their retirement savings, to start a new pension program, or simply to earn a higher rate of return made substantial investments in equity funds. If the conviction that stocks offer the best long-term returns is temporarily shaken, and these flows reverse, it would be very negative for the market. Most of the new money is retirement oriented rather than speculative, and usually part of a periodic deposit plan; and thus, should be more stable and less likely to switch on temporary bad news. A substantial shift in investment preference is not expected, but it is a risk which must be considered in the outlook.

     There are a number of events (lack of progress on the deficit, Bosnia, growth that is too strong or too weak, the election) that could cause a correction or a temporary disenchantment with stocks. While any of the above could trigger a market decline, there is no current evidence of anything that would cause a long-term shift away from stocks. For 1996, it appears that corporate profits, while growing more slowly, will not totally collapse or turn negative. The economy is still growing, 1996 is an election year, and no one wants a recession. Earnings probably may not be as good as in 1995 and neither may stock market performance, but there should be enough growth for a modestly positive year in 1996. The bond market was another beneficiary of the positive macro-economic trends and also enjoyed a strong year. It will be difficult to match 1995, but if these trends continue, the results should be stable rates and a positive total return for bonds.

                                          Sincerely,
                                          /s/ Kenneth M. Levine
                                          -----------------------------
                                          Kenneth M. Levine
                                          Chairman

                           THE MONY SERIES FUND, INC.

                         ENTERPRISE ACCUMULATION TRUST

                                      AND

                       QUEST FOR VALUE ACCUMULATION TRUST

                               TABLE OF CONTENTS

                                                                                        PAGE
                                                                                        ----
VARIABLE ACCOUNT L
     MONY America
          Statements of Assets and Liabilities as of December 31, 1995................    5
          Statements of Operations for the year ended December 31, 1995...............    7
          Statements of Changes in Net Assets.........................................    9
          Notes to Financial Statements...............................................   11
          Report of Independent Accountants...........................................   14
     MONY
          Statements of Assets and Liabilities as of December 31, 1995................   15
          Statements of Operations for the year ended December 31, 1995...............   16
          Statements of Changes in Net Assets.........................................   17
          Notes to Financial Statements...............................................   19
          Report of Independent Accountants...........................................   21
VARIABLE ACCOUNT S
     MONY America
          Statements of Assets and Liabilities as of December 31, 1995................   22
          Statements of Operations for the year ended December 31, 1995...............   23
          Statements of Changes in Net Assets.........................................   24
          Notes to Financial Statements...............................................   26
          Report of Independent Accountants...........................................   28
     MONY
          Statements of Assets and Liabilities as of December 31, 1995................   29
          Statements of Operations for the year ended December 31, 1995...............   30
          Statements of Changes in Net Assets.........................................   31
          Notes to Financial Statements...............................................   32
          Report of Independent Accountants...........................................   34
VARIABLE ACCOUNT A
     MONY America
          Statements of Assets and Liabilities as of December 31, 1995................   35
          Statements of Operations for the year ended December 31, 1995...............   38
          Statements of Changes in Net Assets.........................................   41
          Notes to Financial Statements...............................................   45
          Report of Independent Accountants...........................................   49

                                                                                        PAGE
                                                                                        ----
VARIABLE ACCOUNT A (Continued)
     MONY
          Statements of Assets and Liabilities as of December 31, 1995................   50
          Statements of Operations for the year ended December 31, 1995...............   53
          Statements of Changes in Net Assets.........................................   56
          Notes to Financial Statements...............................................   60
          Report of Independent Accountants...........................................   65
MONY SERIES FUND
     Equity Growth Portfolio (MONYMaster I, MONYVestor and Strategist)
          Statement of Assets and Liabilities as of December 31, 1995.................   67
          Statement of Operations for the year ended December 31, 1995................   68
          Statements of Changes in Net Assets.........................................   69
          Portfolio of Investments as of December 31, 1995............................   70
     Equity Income Portfolio (MONYMaster I, MONYVestor and Strategist)
          Statement of Assets and Liabilities as of December 31, 1995.................   76
          Statement of Operations for the year ended December 31, 1995................   77
          Statements of Changes in Net Assets.........................................   78
          Portfolio of Investments as of December 31, 1995............................   79
     Intermediate Term Bond Portfolio (MONYEquity Master, MONYMaster I&II, MONYVestor
      and Strategist)
          Statement of Assets and Liabilities as of December 31, 1995.................   86
          Statement of Operations for the year ended December 31, 1995................   87
          Statements of Changes in Net Assets.........................................   88
          Portfolio of Investments as of December 31, 1995............................   89
     Long Term Bond Portfolio (MONYEquity Master, MONYMaster I&II, MONYVestor
       and Strategist)
          Statement of Assets and Liabilities as of December 31, 1995.................   92
          Statement of Operations for the year ended December 31, 1995................   93
          Statements of Changes in Net Assets.........................................   94
          Portfolio of Investments as of December 31, 1995............................   95
     Diversified Portfolio (MONYMaster I, MONYVestor and Strategist)
          Statement of Assets and Liabilities as of December 31, 1995.................   98
          Statement of Operations for the year ended December 31, 1995................   99
          Statements of Changes in Net Assets.........................................  100
          Portfolio of Investments as of December 31, 1995............................  101
     Government Securities Portfolio (MONYEquity Master and MONYMaster II)
          Statement of Assets and Liabilities as of December 31, 1995.................  107
          Statement of Operations for the year ended December 31, 1995................  108
          Statements of Changes in Net Assets.........................................  109
          Portfolio of Investments as of December 31, 1995............................  110

                                                                                        PAGE
                                                                                        ----
MONY SERIES FUND (Continued)
     Money Market Portfolio (MONYEquity Master, MONYMaster I&II, MONYVestor
       and Strategist)
          Statement of Assets and Liabilities as of December 31, 1995.................  112
          Statement of Operations for the year ended December 31, 1995................  113
          Statements of Changes in Net Assets.........................................  114
          Portfolio of Investments as of December 31, 1995............................  115
     NOTES TO FINANCIAL STATEMENTS....................................................  117
     FINANCIAL HIGHLIGHTS.............................................................  121
     REPORT OF INDEPENDENT ACCOUNTANTS................................................  128
ENTERPRISE ACCUMULATION TRUST
     Equity Portfolio (MONYEquity Master and MONYMaster II)...........................  129
     Small Cap Portfolio (MONYEquity Master and MONYMaster II)........................  130
     Managed Portfolio (MONYEquity Master and MONYMaster II)..........................  132
     International Growth Portfolio (MONYEquity Master and MONYMaster II).............  133
     High-Yield Bond Portfolio (MONYEquity Master and MONYMaster II)..................  134
     Equity Portfolio Schedule of Investments.........................................  136
     Small Cap Portfolio Schedule of Investments......................................  139
     Managed Portfolio Schedule of Investments........................................  145
     International Growth Portfolio Schedule of Investments...........................  149
     High-Yield Bond Portfolio Schedule of Investments................................  156
     Statement of Assets and Liabilities as of December 31, 1995......................  160
     Statement of Operations for the year ended December 31, 1995.....................  161
     Statement of Changes in Net Assets...............................................  162
     FINANCIAL HIGHLIGHTS.............................................................  164
     NOTES TO FINANCIAL STATEMENTS FOR ALL PORTFOLIOS.................................  169
     REPORT OF INDEPENDENT ACCOUNTANTS................................................  174
QUEST FOR VALUE ACCUMULATION TRUST
     Report to Shareholders...........................................................  175
     Equity Portfolio (ValueMaster)...................................................  176
     Small Cap Portfolio (ValueMaster)................................................  187
     Managed Portfolio (ValueMaster)..................................................  200
     Bond Portfolio (ValueMaster).....................................................  211
     Money Market Portfolio (ValueMaster).............................................  221

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENTS OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1995

                                                                 VARIABLE LIFE
                                  ---------------------------------------------------------------------------
                                    EQUITY       EQUITY     INTERMEDIATE LONG TERM                   MONEY
                                    GROWTH       INCOME     TERM BOND       BOND      DIVERSIFIED    MARKET
                                  SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                  ----------   ----------   ----------   ----------   ----------   ----------
             ASSETS
Investments at cost (Note 4)....  $  493,463   $  499,432   $  180,391   $   95,586   $  854,895   $   90,294
                                   =========    =========    =========    =========    =========    =========
Investments in MONY Series Fund,
  Inc. at net asset value (Note
  2)............................  $  551,041   $  605,183   $  182,778   $  106,118   $  989,489   $   90,294
Amount due from MONY America....           0            9            0            0           65            6
Amount due from MONY Series
  Fund, Inc. ...................         239          338           91            1          357            4
                                  ----------   ----------   ----------   ----------   ----------   ----------
          Total assets..........     551,280      605,530      182,869      106,119      989,911       90,304
                                  ----------   ----------   ----------   ----------   ----------   ----------
          LIABILITIES
Amount due to MONY America......         239          338           91            1          357            4
Amount due to MONY Series
  Fund, Inc. ...................           0            9            0            0           65            6
                                  ----------   ----------   ----------   ----------   ----------   ----------
          Total liabilities.....         239          347           91            1          422           10
                                  ----------   ----------   ----------   ----------   ----------   ----------
Net assets......................  $  551,041   $  605,183   $  182,778   $  106,118   $  989,489   $   90,294
                                   =========    =========    =========    =========    =========    =========
Net assets consist of:
     Contractholders' net
       payments.................  $  531,034   $  578,333   $  207,122   $  124,860   $1,050,514   $  192,695
     Cost of insurance
       withdrawals (Note 3).....    (323,941)    (413,683)    (173,922)    (129,844)    (784,109)    (172,053)
     Undistributed net
       investment income........     118,647      253,780      155,523       95,530      461,971       69,652
     Accumulated net realized
       gains (loss) on
       investments..............     167,723       81,002       (8,332)       5,040      126,519            0
     Unrealized appreciation of
       investments..............      57,578      105,751        2,387       10,532      134,594            0
                                  ----------   ----------   ----------   ----------   ----------   ----------
Net assets......................  $  551,041   $  605,183   $  182,778   $  106,118   $  989,489   $   90,294
                                   =========    =========    =========    =========    =========    =========
Number of units outstanding*....      15,643       16,377        8,556        3,869       35,607        5,499
                                  ----------   ----------   ----------   ----------   ----------   ----------
Net asset value per unit
  outstanding...................  $    35.23   $    36.95   $    21.36   $    27.43   $    27.79   $    16.42
                                   =========    =========    =========    =========    =========    =========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 1995

                                                                               VARIABLE UNIVERSAL LIFE
                                                    -----------------------------------------------------------------------------
                                                    INTERMEDIATE   LONG TERM    GOVERNMENT     MONEY
                                                     TERM BOND        BOND      SECURITIES     MARKET       EQUITY     SMALL CAP
                                                     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                    ------------   ----------   ----------   ----------   ----------   ----------
                      ASSETS
Investments at cost (Note 4)......................    $ 27,635      $261,535     $172,086    $1,700,817   $1,021,263    $604,890
                                                    ===========    ==========   ==========   ==========   ==========   ==========
Investments in Enterprise Accumulation Trust at
  net asset value (Note 2)........................    $      0      $      0     $      0    $       0    $1,044,476    $600,827
Investments in MONY Series Fund, Inc. at net asset
  value (Note 2)..................................      26,720       269,812      171,378     1,700,817            0           0
Amount due from Enterprise Accumulation Trust.....           0             0            0             0          364         306
Amount due from MONY America......................           0            22            0        29,305          375         483
Amount due from MONY Series Fund, Inc.............          13             6           23             7            0           0
                                                    ------------   ----------   ----------   ----------   ----------   ----------
        Total assets..............................      26,733       269,840      171,401     1,730,129    1,045,215     601,616
                                                    ------------   ----------   ----------   ----------   ----------   ----------
                   LIABILITIES
Amount due to Enterprise Accumulation Trust.......           0             0            0             0          375         483
Amount due to MONY America........................          13             6           23             7          364         306
Amount due to MONY Series Fund, Inc...............           0            22            0        29,305            0           0
                                                    ------------   ----------   ----------   ----------   ----------   ----------
        Total liabilities.........................          13            28           23        29,312          739         789
                                                    ------------   ----------   ----------   ----------   ----------   ----------
Net assets........................................    $ 26,720      $269,812     $171,378    $1,700,817   $1,044,476    $600,827
                                                    ===========    ==========   ==========   ==========   ==========   ==========
Net assets consist of:
    Contractholders' net payments.................    $ 27,817      $254,451     $171,675    $1,710,823   $1,065,456    $644,769
    Cost of insurance withdrawals (Note 3)........      (1,970)       (8,040)      (4,816)      (30,382)     (92,752)    (66,072)
    Undistributed net investment income...........       1,414        13,958        5,094        20,376       25,168      16,433
    Accumulated net realized gains on
      investments.................................         374         1,166          133             0       23,391       9,760
    Unrealized appreciation (depreciation) of
      investments.................................        (915)        8,277         (708)            0       23,213      (4,063)
                                                    ------------   ----------   ----------   ----------   ----------   ----------
Net assets........................................    $ 26,720      $269,812     $171,378    $1,700,817   $1,044,476    $600,827
                                                    ===========    ==========   ==========   ==========   ==========   ==========
Number of units outstanding*......................       2,464        22,127       15,959       163,465       80,766      52,194
                                                    ------------   ----------   ----------   ----------   ----------   ----------
Net asset value per unit outstanding..............    $  10.84      $  12.19     $  10.74    $    10.40   $    12.93    $  11.51
                                                    ===========    ==========   ==========   ==========   ==========   ==========


                                                           VARIABLE UNIVERSAL LIFE
                                                    ---------------------------------------
                                                                 INTERNATIONAL   HIGH YIELD
                                                     MANAGED        GROWTH          BOND
                                                    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                                    ----------   -------------   ----------
                      ASSETS
Investments at cost (Note 4)......................  $6,147,845     $ 379,526      $352,348
                                                    ==========   ===========     ==========
Investments in Enterprise Accumulation Trust at
  net asset value (Note 2)........................  $6,239,963     $ 379,417      $352,709
Investments in MONY Series Fund, Inc. at net asset
  value (Note 2)..................................           0             0             0
Amount due from Enterprise Accumulation Trust.....      15,893           202            61
Amount due from MONY America......................       1,689           376           173
Amount due from MONY Series Fund, Inc.............           0             0             0
                                                    ----------   -------------   ----------
        Total assets..............................   6,257,545       379,995       352,943
                                                    ----------   -------------   ----------
                   LIABILITIES
Amount due to Enterprise Accumulation Trust.......       1,689           376           173
Amount due to MONY America........................      15,893           202            61
Amount due to MONY Series Fund, Inc...............           0             0             0
                                                    ----------   -------------   ----------
        Total liabilities.........................      17,582           578           234
                                                    ----------   -------------   ----------
Net assets........................................  $6,239,963     $ 379,417      $352,709
                                                    ==========   ===========     ==========
Net assets consist of:
    Contractholders' net payments.................  $6,329,873     $ 389,734      $362,971
    Cost of insurance withdrawals (Note 3)........    (489,373)      (34,312)      (18,214)
    Undistributed net investment income...........     184,073        17,938         7,401
    Accumulated net realized gains on
      investments.................................     123,272         6,166           190
    Unrealized appreciation (depreciation) of
      investments.................................      92,118          (109)          361
                                                    ----------   -------------   ----------
Net assets........................................  $6,239,963     $ 379,417      $352,709
                                                    ==========   ===========     ==========
Number of units outstanding*......................     465,095        31,566        31,730
                                                    ----------   -------------   ----------
Net asset value per unit outstanding..............  $    13.42     $   12.02      $  11.12
                                                    ==========   ===========     ==========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 1995

                                                                      VARIABLE LIFE
                                      -----------------------------------------------------------------------------
                                        EQUITY       EQUITY     INTERMEDIATE   LONG TERM                   MONEY
                                        GROWTH       INCOME      TERM BOND        BOND      DIVERSIFIED    MARKET
                                      SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                      ----------   ----------   ------------   ----------   ----------   ----------
Dividend income.....................   $ 36,269     $ 31,156      $ 10,214      $  5,730     $ 52,334     $  6,355
Mortality and expense risk charges
  (Note 3)..........................      2,810        3,334         1,049           629        5,530          693
                                       --------     --------       -------       -------     --------       ------
Net investment income...............     33,459       27,822         9,165         5,101       46,804        5,662
                                       --------     --------       -------       -------     --------       ------
Realized and unrealized gain on
  investments (Note 2):
  Proceeds from sales...............    201,342      154,706        30,377        41,657      185,053      264,962
  Cost of shares sold...............    171,034      115,616        28,318        36,449      149,611      264,962
                                       --------     --------       -------       -------     --------       ------
Net realized gains on investments...     30,308       39,090         2,059         5,208       35,442            0
Net increase in unrealized
  appreciation of investments.......     57,362       88,922        11,732        16,634      125,651            0
                                       --------     --------       -------       -------     --------       ------
Net realized and unrealized gains on
  investments.......................     87,670      128,012        13,791        21,842      161,093            0
                                       --------     --------       -------       -------     --------       ------
Net increase in net assets resulting
  from operations...................   $121,129     $155,834      $ 22,956      $ 26,943     $207,897     $  5,662
                                       ========     ========       =======       =======     ========       ======

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENTS OF OPERATIONS (CONTINUED)

                                                                    VARIABLE UNIVERSAL LIFE
                                   ------------------------------------------------------------------------------------------
                                    INTERMEDIATE        LONG TERM        GOVERNMENT            MONEY
                                      TERM BOND           BOND           SECURITIES            MARKET             EQUITY
                                     SUBACCOUNT        SUBACCOUNT        SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                   ---------------   ---------------   ---------------   ------------------   ---------------
                                   FOR THE PERIOD    FOR THE PERIOD    FOR THE PERIOD      FOR THE PERIOD     FOR THE PERIOD
                                      APRIL 20,         MARCH 31,         MARCH 20,         FEBRUARY 17,         MARCH 8,
                                        1995*             1995*             1995*              1995*               1995*
                                       THROUGH           THROUGH           THROUGH            THROUGH             THROUGH
                                    DECEMBER 31,      DECEMBER 31,      DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                        1995              1995              1995                1995               1995
                                   ---------------   ---------------   ---------------   ------------------   ---------------
Dividend income..................      $ 1,489           $14,565           $ 5,452           $   23,644          $  27,509
Mortality and expense risk
  charges (Note 3)...............           75               607               358                3,268              2,341
                                       -------           -------           -------           ----------           --------
Net investment income............        1,414            13,958             5,094               20,376             25,168
                                       -------           -------           -------           ----------           --------
Realized and unrealized gains on
  investments (Note 2):
  Proceeds from sales............       14,675            23,454            20,277            8,312,134            187,733
  Cost of shares sold............       14,301            22,288            20,144            8,312,134            164,342
                                       -------           -------           -------           ----------           --------
Net realized gains on
  investments....................          374             1,166               133                    0             23,391
Net increase (decrease) in
  unrealized appreciation of
  investments....................         (915)            8,277              (708)                   0             23,213
                                       -------           -------           -------           ----------           --------
Net realized and unrealized gains
  (losses) on investments........         (541)            9,443              (575)                   0             46,604
                                       -------           -------           -------           ----------           --------
Net increase in net assets
  resulting from operations......      $   873           $23,401           $ 4,519           $   20,376          $  71,772
                                       =======           =======           =======           ==========           ========


                                                          VARIABLE UNIVERSAL LIFE
                                   ---------------------------------------------------------------------
                                                                        INTERNATIONAL      HIGH YIELD
                                      SMALL CAP          MANAGED           GROWTH             BOND
                                     SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                   ---------------   ---------------   ---------------   ---------------
                                   FOR THE PERIOD    FOR THE PERIOD    FOR THE PERIOD    FOR THE PERIOD
                                      MARCH 9,          MARCH 8,          MARCH 8,          MARCH 20,
                                        1995*             1995*             1995*             1995*
                                       THROUGH           THROUGH           THROUGH           THROUGH
                                    DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                        1995              1995              1995              1995
                                   ---------------   ---------------   ---------------   ---------------
Dividend income..................      $17,779         $   197,666         $18,775          $   8,030
Mortality and expense risk
  charges (Note 3)...............        1,346              13,593             837                629
                                      --------          ----------         -------           --------
Net investment income............       16,433             184,073          17,938              7,401
                                      --------          ----------         -------           --------
Realized and unrealized gains on
  investments (Note 2):
  Proceeds from sales............      156,201           1,299,150          85,432            112,342
  Cost of shares sold............      146,441           1,175,878          79,266            112,152
                                      --------          ----------         -------           --------
Net realized gains on
  investments....................        9,760             123,272           6,166                190
Net increase (decrease) in
  unrealized appreciation of
  investments....................       (4,063)             92,118            (109)               361
                                      --------          ----------         -------           --------
Net realized and unrealized gains
  (losses) on investments........        5,697             215,390           6,057                551
                                      --------          ----------         -------           --------
Net increase in net assets
  resulting from operations......      $22,130         $   399,463         $23,995          $   7,952
                                      ========          ==========         =======           ========

---------------

* Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENTS OF CHANGES IN NET ASSETS

                        FOR THE YEARS ENDED DECEMBER 31,

                                                                                   VARIABLE LIFE
                                              -------------------------------------------------------------------------------------
                                                 EQUITY GROWTH         EQUITY INCOME       INTERMEDIATE TERM         LONG TERM
                                                  SUBACCOUNT            SUBACCOUNT          BOND SUBACCOUNT       BOND SUBACCOUNT
                                              -------------------   -------------------   -------------------   -------------------
                                                1995       1994       1995       1994       1995       1994       1995       1994
                                              --------   --------   --------   --------   --------   --------   --------   --------
From operations:
  Net investment income.....................  $ 33,459   $  6,953   $ 27,822   $ 29,418   $  9,165   $  8,849   $  5,101   $  6,859
  Net realized gains on investments.........    30,308      9,428     39,090     11,825      2,059        765      5,208      1,489
  Net increase (decrease) in unrealized
    appreciation of investments.............    57,362    (10,655)    88,922    (40,147)    11,732    (13,415)    16,634    (16,392)
                                              --------   --------   --------   --------   --------   --------   --------   --------
Net increase (decrease) in net assets
  resulting from operations.................   121,129      5,726    155,834      1,096     22,956     (3,801)    26,943     (8,044)
                                              --------   --------   --------   --------   --------   --------   --------   --------
From unit transactions:
  Net proceeds from the issuance of units...   246,538     40,449     56,024     49,919     13,113     12,962      7,195      6,144
  Net asset value of units redeemed or used
    to meet contract obligations............   164,237    118,555    132,231     79,426     23,804     21,236     29,360     18,657
                                              --------   --------   --------   --------   --------   --------   --------   --------
Net increase (decrease) from unit
  transactions..............................    82,301    (78,106)   (76,207)   (29,507)   (10,691)    (8,274)   (22,165)   (12,513)
                                              --------   --------   --------   --------   --------   --------   --------   --------
Net increase (decrease) in net assets.......   203,430    (72,380)    79,627    (28,411)    12,265    (12,075)     4,778    (20,557)
Net assets beginning of year................   347,611    419,991    525,556    553,967    170,513    182,588    101,340    121,897
                                              --------   --------   --------   --------   --------   --------   --------   --------
Net assets end of year*.....................  $551,041   $347,611   $605,183   $525,556   $182,778   $170,513   $106,118   $101,340
                                              ========   ========   ========   ========   ========   ========   ========   ========
Units outstanding beginning of year.........    12,809     15,712     18,826     19,878      9,112      9,552      4,777      5,361
Units issued during the year................     8,221      1,506      1,763      1,767        652        692        296        290
Units redeemed during the year..............     5,387      4,409      4,212      2,819      1,208      1,132      1,204        874
                                              --------   --------   --------   --------   --------   --------   --------   --------
Units outstanding end of year...............    15,643     12,809     16,377     18,826      8,556      9,112      3,869      4,777
                                              ========   ========   ========   ========   ========   ========   ========   ========
---------------
*Includes undistributed net investment
  income of:                                  $118,647   $ 85,188   $253,780   $225,958   $155,523   $146,358   $ 95,530   $ 90,429

                                                           VARIABLE LIFE
                                               ----------------------------------------
                                                   DIVERSIFIED          MONEY MARKET
                                                   SUBACCOUNT            SUBACCOUNT
                                               -------------------   -------------------
                                                 1995       1994       1995       1994
                                               --------   --------   --------   --------
From operations:
  Net investment income......................  $ 46,804   $ 23,875   $  5,662   $  5,483
  Net realized gains on investments..........    35,442     17,533          0          0
  Net increase (decrease) in unrealized
    appreciation of investments..............   125,651    (38,475)         0          0
                                               --------   --------   --------   --------
Net increase (decrease) in net assets
  resulting from operations..................   207,897      2,933      5,662      5,483
                                               --------   --------   --------   --------
From unit transactions:
  Net proceeds from the issuance of units....    90,610     95,640    137,395     93,348
  Net asset value of units redeemed or used
    to meet contract obligations.............   145,580    148,999    235,050     18,485
                                               --------   --------   --------   --------
Net increase (decrease) from unit
  transactions...............................   (54,970)   (53,359)   (97,655)    74,863
                                               --------   --------   --------   --------
Net increase (decrease) in net assets........   152,927    (50,426)   (91,993)    80,346
Net assets beginning of year.................   836,562    886,988    182,287    101,941
                                               --------   --------   --------   --------
Net assets end of year*......................  $989,489   $836,562   $ 90,294   $182,287
                                               ========   ========   ========   ========
Units outstanding beginning of year..........    37,807     40,254     11,659      6,734
Units issued during the year.................     3,647      4,346      8,586      6,128
Units redeemed during the year...............     5,847      6,793     14,746      1,203
                                               --------   --------   --------   --------
Units outstanding end of year................    35,607     37,807      5,499     11,659
                                               ========   ========   ========   ========
---------------
*Includes undistributed net investment income
  of:                                          $461,971   $415,167   $ 69,652   $ 63,990

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                    VARIABLE UNIVERSAL LIFE
                                   ------------------------------------------------------------------------------------------
                                     INTERMEDIATE       LONG TERM         GOVERNMENT            MONEY
                                      TERM BOND            BOND           SECURITIES           MARKET             EQUITY
                                      SUBACCOUNT        SUBACCOUNT        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                   ----------------  ----------------  ----------------  -------------------  ---------------
                                    FOR THE PERIOD    FOR THE PERIOD    FOR THE PERIOD     FOR THE PERIOD     FOR THE PERIOD
                                   APRIL 20, 1995**  MARCH 31, 1995**  MARCH 20, 1995**  FEBRUARY 17, 1995**  MARCH 8, 1995**
                                       THROUGH           THROUGH           THROUGH             THROUGH            THROUGH
                                     DECEMBER 31,      DECEMBER 31,      DECEMBER 31,       DECEMBER 31,       DECEMBER 31,
                                         1995              1995              1995               1995               1995
                                   ----------------  ----------------  ----------------  -------------------  ---------------
From operations:
  Net investment income...........     $  1,414          $ 13,958          $  5,094          $    20,376        $    25,168
  Net realized gains on
    investments...................          374             1,166               133                    0             23,391
  Net increase (decrease) in
    unrealized appreciation of
    investments...................         (915)            8,277              (708)                   0             23,213
                                        -------          --------          --------           ----------         ----------
Net increase in net assets
  resulting from operations.......          873            23,401             4,519               20,376             71,772
                                        -------          --------          --------           ----------         ----------
From unit transactions:
  Net proceeds from the issuance
    of units......................       29,827           254,605           171,901            8,289,772          1,073,215
  Net asset value of units
    redeemed or used to meet
    contract obligations..........        3,980             8,194             5,042            6,609,331            100,511
                                        -------          --------          --------           ----------         ----------
Net increase from unit
  transactions....................       25,847           246,411           166,859            1,680,441            972,704
                                        -------          --------          --------           ----------         ----------
Net increase in net assets........       26,720           269,812           171,378            1,700,817          1,044,476
Net assets beginning of year......            0                 0                 0                    0                  0
                                        -------          --------          --------           ----------         ----------
Net assets end of year*...........     $ 26,720          $269,812          $171,378          $ 1,700,817        $ 1,044,476
                                        =======          ========          ========           ==========         ==========
Units outstanding beginning of
  year............................            0                 0                 0                    0                  0
Units issued during the year......        2,838            22,925            16,439              807,565             88,980
Units redeemed during the year....          374               798               480              644,100              8,214
                                        -------          --------          --------           ----------         ----------
Units outstanding end of year.....        2,464            22,127            15,959              163,465             80,766
                                        =======          ========          ========           ==========         ==========
---------------
 * Includes undistributed net
   investment income of:               $  1,414          $ 13,958          $  5,094          $    20,376        $    25,168
** Commencement of operations.

                                                      VARIABLE UNIVERSAL LIFE
                                    -------------------------------------------------------------------
                                                                       INTERNATIONAL      HIGH YIELD
                                       SMALL CAP         MANAGED          GROWTH             BOND
                                      SUBACCOUNT       SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
                                    ---------------  ---------------  ---------------  ----------------
                                    FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD    FOR THE PERIOD
                                    MARCH 9, 1995**  MARCH 8, 1995**  MARCH 8, 1995**  MARCH 20, 1995**
                                        THROUGH          THROUGH          THROUGH          THROUGH
                                     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,      DECEMBER 31,
                                         1995             1995             1995              1995
                                    ---------------  ---------------  ---------------  ----------------
From operations:
  Net investment income...........     $  16,433       $   184,073       $  17,938         $  7,401
  Net realized gains on
    investments...................         9,760           123,272           6,166              190
  Net increase (decrease) in
    unrealized appreciation of
    investments...................        (4,063)           92,118            (109)             361
                                         -------        ----------         -------          -------
Net increase in net assets
  resulting from operations.......        22,130           399,463          23,995            7,952
                                         -------        ----------         -------          -------
From unit transactions:
  Net proceeds from the issuance
    of units......................       662,265         6,530,478         394,240          367,392
  Net asset value of units
    redeemed or used to meet
    contract obligations..........        83,568           689,978          38,818           22,635
                                         -------        ----------         -------          -------
Net increase from unit
  transactions....................       578,697         5,840,500         355,422          344,757
                                         -------        ----------         -------          -------
Net increase in net assets........       600,827         6,239,963         379,417          352,709
Net assets beginning of year......             0                 0               0                0
                                         -------        ----------         -------          -------
Net assets end of year*...........     $ 600,827       $ 6,239,963       $ 379,417         $352,709
                                         =======        ==========         =======          =======
Units outstanding beginning of
  year............................             0                 0               0                0
Units issued during the year......        59,708           519,384          34,979           33,810
Units redeemed during the year....         7,514            54,289           3,413            2,080
                                         -------        ----------         -------          -------
Units outstanding end of year.....        52,194           465,095          31,566           31,730
                                         =======        ==========         =======          =======
---------------
 * Includes undistributed net
   investment income of:               $  16,433       $   184,073       $  17,938         $  7,401
** Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND BUSINESS

     MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Variable Life Insurance and Variable Universal Life Insurance Policies. These policies are issued by MONY America, which is a wholly-owned subsidiary of The Mutual Life Insurance Company of New York ("MONY"). MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

     There are currently fifteen subaccounts within the Variable Account, each invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund") or the Enterprise Accumulation Trust ("Enterprise") (collectively, the "Funds"). The subaccounts of the Variable Universal Life commenced operations during 1995. The Funds are registered under the 1940 Act as an open end, diversified, management investment companies.

     A full presentation of the related financial statements and footnotes of the Fund and Enterprise are contained on pages 66 to 128 and 129 to 174, respectively, and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

Investment:

     The investment in shares of each of the respective portfolios is stated at value which is the net asset values of the Fund. Except for the Money Market Portfolio, net asset values are based upon market quotations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset values are based on amortized cost of the securities held which approximates value.

3. RELATED PARTY TRANSACTIONS

     MONY America is the legal holder of the assets held by the Variable
Account.

     Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

     The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders are deducted on each monthly date from the cash value of the contract to compensate MONY America. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for all subaccounts for 1995 aggregated $917,026.

     MONY America receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of .60 percent (for the Variable Life Subaccounts) and .75 percent (for the Variable Universal Life Subaccounts) of aggregate average daily net assets. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. RELATED PARTY TRANSACTIONS (CONTINUED)
     Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to Enterprise, and it receives amounts paid by Enterprise for those services.

4. INVESTMENTS

     Investments in Variable Life at cost, at December 31, 1995 consist of the following:

                                                                           LONG
                                     EQUITY     EQUITY    INTERMEDIATE     TERM                 MONEY
                                     GROWTH     INCOME     TERM BOND       BOND     DIVERSIFIED  MARKET
                                    PORTFOLIO  PORTFOLIO   PORTFOLIO     PORTFOLIO  PORTFOLIO  PORTFOLIO
                                    --------   --------   ------------   --------   --------   --------
Shares beginning of year:
  Shares..........................    16,883     33,841       17,489        9,679     63,665    182,287
  Amount..........................  $347,395   $508,727     $179,858     $107,442   $827,619   $182,287
                                    --------   --------     --------     --------   --------   --------
Shares acquired:
  Shares..........................    12,139      4,146        1,752        1,501      8,255    166,614
  Amount..........................  $280,833   $ 75,165     $ 18,637     $ 18,863   $124,553   $166,614
Shares received for reinvestment
  of dividends:
  Shares..........................     1,444      1,589          966          445      3,329      6,355
  Amount..........................  $ 36,269   $ 31,156     $ 10,214     $  5,730   $ 52,334   $  6,355
Shares redeemed:
  Shares..........................     8,521      8,715        2,914        3,386     12,305    264,962
  Amount..........................  $171,034   $115,616     $ 28,318     $ 36,449   $149,611   $264,962
                                    --------   --------     --------     --------   --------   --------
Net change:
  Shares..........................     5,062     (2,980)        (196)      (1,440)      (721)   (91,993)
  Amount..........................  $146,068   ($ 9,295)    $    533     ($11,856)  $ 27,276   ($91,993)
                                    --------   --------     --------     --------   --------   --------
Shares end of year:
  Shares..........................    21,945     30,861       17,293        8,239     62,944     90,294
  Amount..........................  $493,463   $499,432     $180,391     $ 95,586   $854,895   $ 90,294
                                    ========   ========     ========     ========   ========   ========

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENTS (CONTINUED)
     Investments in Variable Universal Life at cost, at December 31, 1995 consist of the following:

             INTERMEDIATE   LONG TERM   GOVERNMENT     MONEY                    SMALL                  INTERNATIONAL   HIGH YIELD
              TERM BOND       BOND      SECURITIES     MARKET       EQUITY       CAP       MANAGED        GROWTH          BOND
              PORTFOLIO     PORTFOLIO   PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO  PORTFOLIO      PORTFOLIO     PORTFOLIO
             ------------   ---------   ----------   ----------   ----------   --------   ----------   -------------   ----------
Shares
  beginning
  of year:
  Shares....          0             0           0             0            0          0            0             0             0
  Amount....   $      0     $       0    $      0    $        0   $        0   $      0   $        0     $       0      $      0
             -----------    ----------  ----------   -----------  -----------  ---------- -----------  -----------      ----------

Shares
  acquired:
  Shares....      3,719        21,651      18,234     9,989,307       51,815     40,031      262,958        82,905        86,158
  Amount....   $ 40,447     $ 269,258    $186,778    $9,989,307   $1,158,096   $733,552   $7,126,057     $ 440,017      $456,470
Shares
  received
  for
reinvestment
  of
  dividends:
  Shares....        141         1,131         534        23,644        1,178        962        7,044         3,464         1,515
  Amount....   $  1,489     $  14,565    $  5,452    $   23,644   $   27,509   $ 17,779   $  197,666     $  18,775      $  8,030
Shares
  redeemed:
  Shares....      1,332         1,834       1,982     8,312,134        8,262      8,481       47,622        15,976        21,249
  Amount....   $ 14,301     $  22,288    $ 20,144    $8,312,134   $  164,342   $146,441   $1,175,878     $  79,266      $112,152
             -----------    ----------  ----------   -----------  -----------  ---------- -----------  -----------      ----------

Net change:
  Shares....      2,528        20,948      16,786     1,700,817       44,731     32,512      222,380        70,393        66,424
  Amount....   $ 27,635     $ 261,535    $172,086    $1,700,817   $1,021,263   $604,890   $6,147,845     $ 379,526      $352,348
             -----------    ----------  ----------   -----------  -----------  ---------- -----------  -----------      ----------

Shares end
  of year:
  Shares....      2,528        20,948      16,786     1,700,817       44,731     32,512      222,380        70,393        66,424
  Amount....   $ 27,635     $ 261,535    $172,086    $1,700,817   $1,021,263   $604,890   $6,147,845     $ 379,526      $352,348
             ===========    =========== ===========  ===========  ===========  =========== ==========  ===========     ===========

                             MONY SERIES FUND, INC.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company of America and the
Contractholders of MONY America Variable Account L:

     We have audited the accompanying statements of assets and liabilities of MONY America Variable Account L (comprising, respectively, the Variable Life's Equity Growth, Equity Income, Intermediate Term Bond, Long Term Bond, Diversified and Money Market Subaccounts and the Variable Universal Life's Intermediate Term Bond, Long Term Bond, Government Securities, Money Market, Equity, Small Cap, Managed, International Growth and High Yield Bond Subaccounts as of December 31, 1995, for the Variable Life's Subaccount the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended, and for the Variable Universal Life's Subaccounts the statements of operations and statements of changes in Net Assets for the Intermediate Term Bond Subaccount for which the period is from April 20, 1995 (commencement of operations) to December 31, 1995, the Long Term Bond Subaccount for which the period is from March 31, 1995 (commencement of operations) to December 31, 1995, the Government Securities and High Yield Subaccounts for which the period is March 20, 1995 (commencement of operations) to December 31, 1995, the Money Market Subaccount for which the period is from February 17, 1995 (commencement of operations) to December 31, 1995, the Equity, Managed and International Subaccounts for which the period is from March 8, 1995 (commencement of operations) to December 31, 1995, and the Small Cap Subaccounts for which the period is from March 9, 1995 (commencement of operations) to December 31, 1995. These financial statements are the responsibility of MONY America's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting MONY America Variable Account L as of December 31, 1995, the results of their operations, and the changes in their net assets for each of the periods referred to above, in conformity with generally accepted accounting principles.

                                          COOPERS & LYBRAND L.L.P.

New York, New York
February 19, 1996

                                      MONY

                               VARIABLE ACCOUNT L

                      STATEMENTS OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1995

                                             EQUITY       EQUITY     INTERMEDIATE  LONG TERM                   MONEY
                                             GROWTH       INCOME      TERM BOND       BOND      DIVERSIFIED    MARKET
                                           SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                           ----------   ----------   -----------   ----------   ----------   ----------
                 ASSETS
Investments at cost (Note 4).............   $ 54,194     $ 28,083     $   6,408     $ 12,721     $ 52,290     $ 31,492
                                            ========     ========      ========     ========     ========     ========
Investments in MONY Series Fund, Inc. at
  net asset value (Note 2)...............   $ 59,532     $ 29,272     $   6,512     $ 14,121     $ 58,406     $ 31,492
                                            --------     --------      --------     --------     --------     --------
Net assets...............................   $ 59,532     $ 29,272     $   6,512     $ 14,121     $ 58,406     $ 31,492
                                            ========     ========      ========     ========     ========     ========
Net assets consist of:
  Contractholders' net payments..........   $ 73,547     $ 39,656     $   8,388     $ 15,455     $ 62,214     $ 50,245
  Cost of insurance withdrawals (Note
     3)..................................    (41,945)     (24,960)      (11,872)     (33,885)     (30,292)     (41,265)
  Undistributed net investment income....      9,506        8,958         8,848       26,013       18,197       22,512
  Accumulated net realized gains on
     investments.........................     13,086        4,429         1,044        5,138        2,171            0
  Unrealized appreciation of
     investments.........................      5,338        1,189           104        1,400        6,116            0
                                            --------     --------      --------     --------     --------     --------
Net assets...............................   $ 59,532     $ 29,272     $   6,512     $ 14,121     $ 58,406     $ 31,492
                                            ========     ========      ========     ========     ========     ========
Number of units outstanding*.............      2,137        1,016           336          605        2,427        1,997
                                            --------     --------      --------     --------     --------     --------
Net asset value per unit outstanding.....   $  27.86     $  28.81     $   19.38     $  23.34     $  24.07     $  15.77
                                            ========     ========      ========     ========     ========     ========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 1995

                                             EQUITY       EQUITY     INTERMEDIATE   LONG TERM                   MONEY
                                             GROWTH       INCOME      TERM BOND        BOND      DIVERSIFIED    MARKET
                                           SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                           ----------   ----------   ------------   ----------   ----------   ----------
Dividend income..........................   $  3,917      $1,506         $363        $    762      $3,088       $1,757
Mortality and expense risk charges (Note
  3).....................................        254          87           36             288         245          191
                                             -------      ------         ----         -------      ------       ------
Net investment income....................      3,663       1,419          327             474       2,843        1,566
                                             -------      ------         ----         -------      ------       ------
Realized and unrealized gains on
  investments (Note 2):
  Proceeds from sales....................     10,534       7,758          641          44,504       2,542        3,969
  Cost of shares sold....................      8,634       7,400          624          36,311       2,103        3,969
                                             -------      ------         ----         -------      ------       ------
Net realized gains on investments........      1,900         358           17           8,193         439            0
Net increase in unrealized appreciation
  of investments.........................      5,010       2,181          454           3,566       5,659            0
                                             -------      ------         ----         -------      ------       ------
Net realized and unrealized gains on
  investments............................      6,910       2,539          471          11,759       6,098            0
                                             -------      ------         ----         -------      ------       ------
Net increase in net assets resulting from
  operations.............................   $ 10,573      $3,958         $798        $ 12,233      $8,941       $1,566
                                             =======      ======         ====         =======      ======       ======

                                      MONY

                               VARIABLE ACCOUNT L

                      STATEMENTS OF CHANGES IN NET ASSETS

                        FOR THE YEARS ENDED DECEMBER 31,

                                                                                               INTERMEDIATE
                                                    EQUITY GROWTH         EQUITY INCOME            TERM
                                                     SUBACCOUNT            SUBACCOUNT         BOND SUBACCOUNT
                                                  -----------------     -----------------     ---------------
                                                   1995      1994        1995      1994        1995     1994
                                                  -------   -------     -------   -------     ------   ------
From operations:
  Net investment income.........................  $ 3,663   $   733     $ 1,419   $   685     $  327   $  293
  Net realized gains (losses) on investments....    1,900     1,650         358       471         17      (10)
  Net increase (decrease) in unrealized
     appreciation of investments................    5,010    (1,721)      2,181    (1,034)       454     (403)
                                                  -------   -------     -------   -------     ------   ------
Net increase (decrease) in net assets resulting
  from operations...............................   10,573       662       3,958       122        798     (120)
                                                  -------   -------     -------   -------     ------   ------
From unit transactions:
  Net proceeds from the issuance of units.......   21,677     8,872      20,006     6,536        516      456
  Net asset value of units redeemed or used to
     meet contract obligations..................    9,320    11,608       6,980     8,665        418      413
                                                  -------   -------     -------   -------     ------   ------
Net increase (decrease) from unit
  transactions..................................   12,357    (2,736)     13,026    (2,129)        98       43
                                                  -------   -------     -------   -------     ------   ------
Net increase (decrease) in net assets...........   22,930    (2,074)     16,984    (2,007)       896      (77)
Net assets beginning of year....................   36,602    38,676      12,288    14,295      5,616    5,693
                                                  -------   -------     -------   -------     ------   ------
Net assets end of year*.........................  $59,532   $36,602     $29,272   $12,288     $6,512   $5,616
                                                  =======   =======     =======   =======     ======   ======
Units outstanding beginning of year.............    1,705     1,829         565       658        331      329
Units issued during the year....................      815       419         735       297         28       27
Units redeemed during the year..................      383       543         284       390         23       25
                                                  -------   -------     -------   -------     ------   ------
Units outstanding end of year...................    2,137     1,705       1,016       565        336      331
                                                  =======   =======     =======   =======     ======   ======
---------------
* Includes undistributed net investment income
  of:                                             $ 9,506   $ 5,843     $ 8,958   $ 7,539     $8,848   $8,521

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                        FOR THE YEARS ENDED DECEMBER 31,

                                        LONG TERM BOND          DIVERSIFIED          MONEY MARKET
                                          SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                      ------------------     -----------------     -----------------
                                        1995      1994        1995      1994        1995      1994
                                      --------   -------     -------   -------     -------   -------
From operations:
  Net investment income.............  $    474   $ 3,093     $ 2,843   $   976     $ 1,566   $ 1,323
  Net realized gains on
     investments....................     8,193       233         439       438           0         0
  Net increase (decrease) in
     unrealized appreciation of
     investments....................     3,566    (6,749)      5,659    (1,347)          0         0
                                       -------   -------     -------   -------     -------   -------
Net increase (decrease) in net
  assets resulting from
  operations........................    12,233    (3,423)      8,941        67       1,566     1,323
                                       -------   -------     -------   -------     -------   -------
From unit transactions:
  Net proceeds from the issuance of
     units..........................       739       578      17,167     3,644       1,811     1,542
  Net asset value of units redeemed
     or used to meet contract
     obligations....................    44,332     3,199       2,298     6,126       3,761    16,104
                                       -------   -------     -------   -------     -------   -------
Net increase (decrease) from unit
  transactions......................   (43,593)   (2,621)     14,869    (2,482)     (1,950)  (14,562)
                                       -------   -------     -------   -------     -------   -------
Net increase (decrease) in net
  assets............................   (31,360)   (6,044)     23,810    (2,415)       (384)  (13,239)
Net assets beginning of year........    45,481    51,525      34,596    37,011      31,876    45,115
                                       -------   -------     -------   -------     -------   -------
Net assets end of year*.............  $ 14,121   $45,481     $58,406   $34,596     $31,492   $31,876
                                       =======   =======     =======   =======     =======   =======
Units outstanding beginning of
  year..............................     2,521     2,664       1,805     1,939       2,123     3,103
Units issued during the year........        28        31         728       191         117       108
Units redeemed during the year......     1,944       174         106       325         243     1,088
                                       -------   -------     -------   -------     -------   -------
Units outstanding end of year.......       605     2,521       2,427     1,805       1,997     2,123
                                       =======   =======     =======   =======     =======   =======
---------------
* Includes undistributed net
  investment income of:               $ 26,013   $25,539     $18,197   $15,354     $22,512   $20,946

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND BUSINESS

     MONY Variable Account L (the "Variable Account") is a separate investment account established on November 28, 1990 by The Mutual Life Insurance Company of New York ("MONY"), under the laws of the State of New York.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY's other assets and, at present, is used only to support Flexible Premium Variable Life Insurance Policies. These policies are issued by MONY. MONY is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY does not expect, based upon current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

     There are currently six subaccounts within the Variable Account, and each invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"). The Fund is registered under the 1940 Act as an open end, diversified, management investment company.

     A full presentation of the related financial statements and footnotes of the Fund are contained on pages 66 to 128 and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

  Investments:

     The investment in shares of each of the respective portfolios of the Fund is stated at value which is the net asset value of the Fund. Net asset values are based upon market valuations of the securities held in each of the corresponding portfolios of the Fund. For the Money Market Portfolio, the net asset values are based on amortized cost of the securities held which approximates value.

3. RELATED PARTY TRANSACTIONS

     MONY is the legal holder of the assets of the Variable Account.

     Policy premiums received from MONY by the Variable Account represent gross policy premiums recorded by MONY less deductions retained as compensation for certain sales distribution expenses and premium taxes.

     The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders are deducted monthly from the cash value of the contract to compensate MONY. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for all subaccounts for 1995 aggregated $13,986.

     MONY receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.60 percent of aggregate average daily net assets. As MONY America, a wholly-owned subsidiary of MONY, acts as investment adviser to the Fund, it receives amounts paid by the Fund for those services.

                                      MONY

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4.  INVESTMENTS

     Investments in MONY Series Fund, Inc. at cost, at December 31, 1995 consist of the following:

                                              EQUITY      EQUITY     INTERMEDIATE   LONG TERM                   MONEY
                                              GROWTH      INCOME      TERM BOND       BOND      DIVERSIFIED    MARKET
                                             PORTFOLIO   PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO
                                             ---------   ---------   ------------   ---------   -----------   ---------
Shares beginning of year:
  Shares...................................     1,777         791          576         4,344        2,633       31,876
  Amount...................................   $36,274     $13,280       $5,966      $ 47,647      $34,139      $31,876
                                              -------     -------       ------      --------      -------      -------
Shares acquired:
  Shares...................................       887       1,063           66            51        1,055        1,828
  Amount...................................   $22,637     $20,697       $  703      $    623      $17,166      $ 1,828
Shares received for reinvestment of
  dividends:
  Shares...................................       156          77           34            59          196        1,757
  Amount...................................   $ 3,917     $ 1,506       $  363      $    762      $ 3,088      $ 1,757
Shares redeemed:
  Shares...................................       449         438           60         3,358          169        3,969
  Amount...................................   $ 8,634     $ 7,400       $  624      $ 36,311      $ 2,103      $ 3,969
                                              -------     -------       ------      --------      -------      -------
Net change:
  Shares...................................       594         702           40        (3,248)       1,082         (384)
  Amount...................................   $17,920     $14,803       $  442      ($34,926)     $18,151      ($  384)
                                              -------     -------       ------      --------      -------      -------
Shares end of year:
  Shares...................................     2,371       1,493          616         1,096        3,715       31,492
  Amount...................................   $54,194     $28,083       $6,408      $ 12,721      $52,290      $31,492
                                              =======     =======       ======      ========      =======      =======

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees of the
Mutual Life Insurance Company of New York and the
Contractholders of MONY Variable Account L:

     We have audited the accompanying statements of assets and liabilities of MONY Variable Account L (comprising, respectively, Equity Growth, Equity Income, Intermediate Term Bond, Long Term Bond, Diversified and Money Market Subaccounts) as of December 31, 1995, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of MONY's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting MONY Variable Account L as of December 31, 1995, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.

                                          COOPERS & LYBRAND L.L.P.

New York, New York
February 19, 1996

                                  MONY AMERICA

                               VARIABLE ACCOUNT S

                      STATEMENTS OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1995

                                              EQUITY       EQUITY     INTERMEDIATE LONG TERM                    MONEY
                                              GROWTH       INCOME     TERM BOND       BOND      DIVERSIFIED     MARKET
                                            SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                            ----------   ----------   ----------   ----------   -----------   ----------
                  ASSETS
Investments at cost (Note 4)..............   $ 63,003     $132,135     $ 44,040     $ 49,676     $   80,835    $ 61,121
                                              =======     ========      =======      =======       ========     =======
Investments in MONY Series Fund, Inc. at
  net asset value (Note 2)................   $ 84,719     $155,721     $ 43,733     $ 49,458     $  102,292    $ 61,121
                                              -------     --------      -------      -------       --------     -------
Net assets................................   $ 84,719     $155,721     $ 43,733     $ 49,458     $  102,292    $ 61,121
                                              =======     ========      =======      =======       ========     =======
Net assets consist of:
  Contractholders' net payments...........   $ 24,710     $ 77,326     $ 28,689     $ 28,374     $   33,413    $ 47,784
  Cost of insurance withdrawals (Note
     3)...................................     (7,448)     (12,101)      (4,957)      (4,976)       (12,344)     (3,223)
  Undistributed net investment income.....     16,039       51,439       20,998       23,056         47,476      16,560
  Accumulated net realized gains (losses)
     on investments.......................     29,702       15,471         (690)       3,222         12,290           0
  Unrealized appreciation (depreciation)
     of investments.......................     21,716       23,586         (307)        (218)        21,457           0
                                              -------     --------      -------      -------       --------     -------
Net assets................................   $ 84,719     $155,721     $ 43,733     $ 49,458     $  102,292    $ 61,121
                                              =======     ========      =======      =======       ========     =======
Number of units outstanding*..............      3,031        5,872        2,443        2,268          4,414       4,185
                                              -------     --------      -------      -------       --------     -------
Net asset value per unit outstanding......   $  27.95     $  26.52     $  17.90     $  21.81     $    23.17    $  14.61
                                              =======     ========      =======      =======       ========     =======

---------------

* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT S

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 1995

                                             EQUITY       EQUITY     INTERMEDIATE   LONG TERM                   MONEY
                                             GROWTH       INCOME      TERM BOND        BOND      DIVERSIFIED    MARKET
                                           SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                           ----------   ----------   ------------   ----------   ----------   ----------
Dividend income..........................   $  5,574     $  8,012      $  2,443       $2,670      $  5,409     $  3,425
Mortality and expense risk charges (Note
  3).....................................        645          756           374          101           792          529
                                             -------      -------       -------       ------       -------      -------
Net investment income....................      4,929        7,256         2,069        2,569         4,617        2,896
                                             -------      -------       -------       ------       -------      -------
Realized and unrealized gains (losses) on
  investments (Note 2):
  Proceeds from sales....................      1,839        3,390        29,308        1,334         2,261       28,809
  Cost of shares sold....................        912        2,581        30,302        1,242         1,809       28,809
                                             -------      -------       -------       ------       -------      -------
Net realized gains (losses) on
  investments............................        927          809          (994)          92           452            0
Net increase in unrealized appreciation
  of investments.........................     13,545       16,774         4,709          375        15,714            0
                                             -------      -------       -------       ------       -------      -------
Net realized and unrealized gains on
  investments............................     14,472       17,583         3,715          467        16,166            0
                                             -------      -------       -------       ------       -------      -------
Net increase in net assets resulting from
  operations.............................   $ 19,401     $ 24,839      $  5,784       $3,036      $ 20,783     $  2,896
                                             =======      =======       =======       ======       =======      =======

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT S

                      STATEMENTS OF CHANGES IN NET ASSETS

                        FOR THE YEARS ENDED DECEMBER 31,

                                               EQUITY GROWTH          EQUITY INCOME        INTERMEDIATE TERM
                                                SUBACCOUNT             SUBACCOUNT           BOND SUBACCOUNT
                                             -----------------     -------------------     ------------------
                                              1995      1994         1995       1994         1995      1994
                                             -------   -------     --------   --------     --------   -------
From operations:
  Net investment income....................  $ 4,929   $ 1,175     $  7,256   $  3,858     $  2,069   $ 3,297
  Net realized gains (losses) on
     investments...........................      927     1,269          809      4,494         (994)       28
  Net increase (decrease) in unrealized
     appreciation of investments...........   13,545    (1,589)      16,774     (8,142)       4,709    (4,953)
                                             -------   -------     --------   --------     --------   -------
Net increase (decrease) in net assets
  resulting from operations................   19,401       855       24,839        210        5,784    (1,628)
                                             -------   -------     --------   --------     --------   -------
From unit transactions:
  Net proceeds from the issuance of
     units.................................        0         0       59,567      1,590            0         0
  Net asset value of units redeemed or used
     to meet contract obligations..........    1,063     1,221        2,500     22,244       28,812       961
                                             -------   -------     --------   --------     --------   -------
Net increase (decrease) from unit
  transactions.............................   (1,063)   (1,221)      57,067    (20,654)     (28,812)     (961)
                                             -------   -------     --------   --------     --------   -------
Net increase (decrease) in net assets......   18,338      (366)      81,906    (20,444)     (23,028)   (2,589)
Net assets beginning of year...............   66,381    66,747       73,815     94,259       66,761    69,350
                                             -------   -------     --------   --------     --------   -------
Net assets end of year*....................  $84,719   $66,381     $155,721   $ 73,815     $ 43,733   $66,761
                                             =======   =======     ========   ========     ========   =======
Units outstanding beginning of year........    3,075     3,131        3,676      4,690        4,247     4,308
Units issued during the year...............        0         0        2,308         72            0         0
Units redeemed during the year.............       44        56          112      1,086        1,804        61
                                             -------   -------     --------   --------     --------   -------
Units outstanding end of year..............    3,031     3,075        5,872      3,676        2,443     4,247
                                             =======   =======     ========   ========     ========   =======
---------------
*Includes undistributed net investment
  income of:                                 $16,039   $11,110     $ 51,439   $ 44,183     $ 20,998   $18,929

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT S

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                        FOR THE YEARS ENDED DECEMBER 31,

                                          LONG TERM BOND        DIVERSIFIED          MONEY MARKET
                                            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                        ------------------   ------------------   ------------------
                                         1995       1994       1995      1994       1995      1994
                                        -------   --------   --------   -------   --------   -------
From operations:
  Net investment income...............  $ 2,569   $    439   $  4,617   $ 2,144   $  2,896   $ 2,543
  Net realized gains on investments...       92        859        452       343          0         0
  Net increase (decrease) in
     unrealized appreciation of
     investments......................      375     (2,744)    15,714    (2,346)         0         0
                                        -------    -------   --------   --------   -------   -------
Net increase (decrease) in net assets
  resulting from operations...........    3,036     (1,446)    20,783       141      2,896     2,543
                                        -------    -------   --------   --------   -------   -------
From unit transactions:
  Net proceeds from the issuance of
     units............................   40,033      1,183        142         0          0         0
  Net asset value of units redeemed or
     used to meet contract
     obligations......................    1,224     14,232      1,453     1,355     28,160       573
                                        -------    -------   --------   --------   -------   -------
Net increase (decrease) from unit
  transactions........................   38,809    (13,049)    (1,311)   (1,355)   (28,160)     (573)
                                        -------    -------   --------   --------   -------   -------
Net increase (decrease) in net
  assets..............................   41,845    (14,495)    19,472    (1,214)   (25,264)    1,970
Net assets beginning of year..........    7,613     22,108     82,820    84,034     86,385    84,415
                                        -------    -------   --------   --------   -------   -------
Net assets end of year*...............  $49,458   $  7,613   $102,292   $82,820   $ 61,121   $86,385
                                        =======    =======   ========   ========   =======   =======
Units outstanding beginning of year...      450      1,217      4,478     4,551      6,196     6,238
Units issued during the year..........    1,883         58          8         0          0         0
Units redeemed during the year........       65        825         72        73      2,011        42
                                        -------    -------   --------   --------   -------   -------
Units outstanding end of year.........    2,268        450      4,414     4,478      4,185     6,196
                                        =======    =======   ========   ========   =======   =======
---------------
* Includes undistributed net
  investment income of:...............  $23,056   $ 20,487   $ 47,476   $42,859   $ 16,560   $13,664

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT S

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND BUSINESS

     MONY America Variable Account S (the "Variable Account") is a separate investment account established on March 27, 1987 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used only to support Variable Life Insurance with Additional Premium Option Policies. These policies are issued by MONY America, which is a wholly-owned subsidiary of The Mutual Life Insurance Company of New York ("MONY"). MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based upon current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

     There are currently six subaccounts within the Variable Account, and each invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"). The Fund is registered under the 1940 Act as an open end, diversified, management investment company.

     A full presentation of the related financial statements and footnotes of the Fund are contained on pages 66 to 128 and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

  Investments:

     The investment in shares of the respective portfolios is stated at value which is the net asset value of the Fund. Except for the Money Market Portfolio, net asset values are based upon market quotations of the securities held in each of the corresponding portfolios of the Fund. For the Money Market Portfolio, the net asset values are based on amortized cost of the securities held which approximates value.

3. RELATED PARTY TRANSACTIONS

     MONY America is the legal holder of the assets held by the Variable
Account.

     Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained for any premium taxes.

     The cost of insurance, administration charges, and, if applicable, deferred premium taxes are deducted monthly from the cash value of the contract to compensate MONY America. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for all subaccount for 1995 aggregated $7,388.

     MONY America receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.85 percent of aggregate average daily net assets. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

                                  MONY AMERICA

                               VARIABLE ACCOUNT S

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENTS

     Investments in MONY Series Fund, Inc. at cost, at December 31, 1995 consist of the following:

                                      EQUITY      EQUITY     INTERMEDIATE   LONG TERM                   MONEY
                                      GROWTH      INCOME      TERM BOND       BOND      DIVERSIFIED    MARKET
                                     PORTFOLIO   PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO
                                     ---------   ---------   ------------   ---------   -----------   ---------
Shares beginning of year:
  Shares...........................      3,224       4,753        6,847          727        6,304        86,385
  Amount...........................   $ 58,210   $  67,003     $ 71,777      $ 8,206      $77,077     $  86,385
                                       -------    --------     --------      -------      -------      --------
Shares acquired:
  Shares...........................          5       2,969           11        3,019           10           120
  Amount...........................   $    131   $  59,701     $    122      $40,042      $   158     $     120
Shares received for reinvestment of
  dividends:
  Shares...........................        222         409          231          207          344         3,425
  Amount...........................   $  5,574   $   8,012     $  2,443      $ 2,670      $ 5,409     $   3,425
Shares redeemed:
  Shares...........................         77         190        2,952          113          151        28,809
  Amount...........................   $    912   $   2,581     $ 30,302      $ 1,242      $ 1,809     $  28,809
                                       -------    --------     --------      -------      -------      --------
Net change:
  Shares...........................        150       3,188       (2,710)       3,113          203       (25,264)
  Amount...........................   $  4,793   $  65,132     $(27,737)     $41,470      $ 3,758     $ (25,264)
                                       -------    --------     --------      -------      -------      --------
Shares end of year:
  Shares...........................      3,374       7,941        4,137        3,840        6,507        61,121
  Amount...........................   $ 63,003   $ 132,135     $ 44,040      $49,676      $80,835     $  61,121
                                       =======    ========     ========      =======      =======      ========

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company of America and the
Contractholders of MONY America Variable Account S:

     We have audited the accompanying statements of assets and liabilities of MONY America Variable Account S (comprising, respectively, Equity Growth, Equity Income, Intermediate Term Bond, Long Term Bond, Diversified and Money Market Subaccounts) as of December 31, 1995, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of MONY America's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the subaccounts constituting MONY America Variable Account S as of December 31, 1995, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.

                                          COOPERS & LYBRAND L.L.P.

New York, New York
February 19, 1996

                                      MONY

                               VARIABLE ACCOUNT S

                      STATEMENTS OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1995

                                                                         EQUITY
                                                                         INCOME       DIVERSIFIED
                                                                       SUBACCOUNT     SUBACCOUNT
                                                                       ----------     ----------
                                             ASSETS
Investments at cost (Note 4).........................................   $ 28,612      $   51,962
                                                                       =========      ==========
Investments in MONY Series Fund, Inc. at net asset value (Note 2)....   $ 38,416      $   61,168
                                                                       ---------      ----------
Net assets...........................................................   $ 38,416      $   61,168
                                                                       =========      ==========
Net assets consist of:
  Contractholders' net payments......................................   $ 16,653      $ (141,524)
  Cost of insurance withdrawals (Note 3).............................     (1,701)        (65,321)
  Undistributed net investment income................................     11,308         145,939
  Accumulated net realized gains on investments......................      2,352         112,868
  Unrealized appreciation of investments.............................      9,804           9,206
                                                                       ---------      ----------
Net assets...........................................................   $ 38,416      $   61,168
                                                                       =========      ==========
Number of units outstanding*.........................................      1,533           2,823
                                                                       ---------      ----------
Net asset value per unit outstanding.................................   $  25.05      $    21.67
                                                                       =========      ==========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT S

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 1995

                                                                          EQUITY
                                                                          INCOME       DIVERSIFIED
                                                                        SUBACCOUNT     SUBACCOUNT
                                                                        ----------     ----------
Dividend income.......................................................    $1,977        $  3,234
Mortality and expense risk charges (Note 3)...........................       285             473
                                                                          ------         -------
Net investment income.................................................     1,692           2,761
                                                                          ------         -------
Realized and unrealized gains on investments (Note 2):
  Proceeds from sales.................................................       550           1,037
  Cost of shares sold.................................................       408             869
                                                                          ------         -------
Net realized gains on investments.....................................       142             168
Net increase in unrealized appreciation of investments................     7,523           9,476
                                                                          ------         -------
Net realized and unrealized gains on investments......................     7,665           9,644
                                                                          ------         -------
Net increase in net assets resulting from operations..................    $9,357        $ 12,405
                                                                          ======         =======

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT S

                      STATEMENTS OF CHANGES IN NET ASSETS

                        FOR THE YEARS ENDED DECEMBER 31,

                                                       EQUITY INCOME             DIVERSIFIED
                                                        SUBACCOUNT               SUBACCOUNT
                                                    -------------------     ---------------------
                                                     1995        1994         1995         1994
                                                    -------     -------     --------     --------
From operations:
  Net investment income...........................  $ 1,692     $ 1,569     $  2,761     $  1,278
  Net realized gains on investments...............      142          96          168           58
  Net increase (decrease) in unrealized
     appreciation of investments..................    7,523      (1,685)       9,476       (1,255)
                                                    -------     -------     --------     --------
Net increase (decrease) in net assets resulting
  from operations.................................    9,357         (20)      12,405           81
                                                    -------     -------     --------     --------
From unit transactions:
  Net proceeds from the issuance of units.........        0           0            0            0
  Net asset value of units redeemed or used to
     meet contract obligations....................      265         281          564          564
                                                    -------     -------     --------     --------
Net decrease from unit transactions...............     (265)       (281)        (564)        (564)
                                                    -------     -------     --------     --------
Net increase (decrease) in net assets.............    9,092        (301)      11,841         (483)
Net assets beginning of year......................   29,324      29,625       49,327       49,810
                                                    -------     -------     --------     --------
Net assets end of year*...........................  $38,416     $29,324     $ 61,168     $ 49,327
                                                    =======     =======     ========     ========
Units outstanding beginning of year...............    1,546       1,560        2,852        2,885
Units issued during the year......................        0           0            0            0
Units redeemed during the year....................       13          14           29           33
                                                    -------     -------     --------     --------
Units outstanding end of year.....................    1,533       1,546        2,823        2,852
                                                    =======     =======     ========     ========
---------------
* Includes undistributed net investment income of:  $11,308     $ 9,616     $145,939     $143,178

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT S

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND BUSINESS

     MONY Variable Account S (the "Variable Account") is a separate investment account established on November 28, 1990 by The Mutual Life Insurance Company of New York ("MONY"), under the laws of the State of New York.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY's other assets and, at present, is used only to support Variable Life Insurance with Additional Premium Option Policies. These policies are issued by MONY. MONY is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY does not expect, based upon current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently deducted from the Variable Account for federal income tax purposes.

     There are currently six subaccounts available within the Variable Account. Four of the subaccounts have no assets and two invest only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"). The Fund is registered under the 1940 Act as an open end, diversified, management investment company.

     A full presentation of the related financial statements and footnotes of the Fund are contained on pages 66 to 128 and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

  Investments:

     The investment in shares of each of the respective portfolios is stated at value which is the net asset value of the Fund. Net asset values are based upon market valuations of the securities held in each of the corresponding portfolios of the Fund.

3. RELATED PARTY TRANSACTIONS

     MONY is the legal holder of the assets of the Variable Account. Policy premiums received from MONY by the Variable Account represent gross policy premiums recorded by MONY less deductions retained for any premium taxes.

     The cost of insurance, administration charges, and, if applicable, deferred premium taxes are deducted monthly from the cash value of the contract to compensate MONY. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for all subaccounts for 1995 aggregated $698.

     MONY receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.85 percent of aggregate average daily net assets. As MONY America, a wholly-owned subsidiary of MONY, acts as investment adviser to the Fund, it receives amounts paid by the Fund for those services.

                                      MONY

                               VARIABLE ACCOUNT S

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENTS

     Investments in MONY Series Fund, Inc. at cost, at December 31, 1995 consist of the following:

                                                                       EQUITY
                                                                       INCOME       DIVERSIFIED
                                                                      PORTFOLIO      PORTFOLIO
                                                                      ---------     -----------
    Shares beginning of year:
      Shares........................................................      1,888         3,754
      Amount........................................................   $ 27,043       $49,597
                                                                        -------       -------
    Shares acquired:
      Shares........................................................          0             0
      Amount........................................................   $      0       $     0
    Shares received for reinvestment of dividends:
      Shares........................................................        101           206
      Amount........................................................   $  1,977       $ 3,234
    Shares redeemed:
      Shares........................................................         30            69
      Amount........................................................   $    408       $   869
                                                                        -------       -------
    Net change:
      Shares........................................................         71           137
      Amount........................................................   $  1,569       $ 2,365
                                                                        -------       -------
    Shares end of year:
      Shares........................................................      1,959         3,891
      Amount........................................................   $ 28,612       $51,962
                                                                        =======       =======

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees of the
Mutual Life Insurance Company of New York and the
Contractholders of MONY Variable Account S:

     We have audited the accompanying statements of assets and liabilities of MONY Variable Account S (comprising, respectively, Equity Income and Diversified Subaccounts) as of December 31, 1995, the related statements of operations for the year the ended, and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of MONY's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting MONY Variable Account S as of December 31, 1995, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.

                                          COOPERS & LYBRAND L.L.P.

New York, New York
February 19, 1996

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                      STATEMENTS OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1995

                                                                        MONY SERIES FUND, INC.
                                      -------------------------------------------------------------------------------------------
                                        EQUITY       EQUITY     INTERMEDIATE   LONG TERM                    MONEY      GOVERNMENT
                                        GROWTH       INCOME      TERM BOND       BOND       DIVERSIFIED    MARKET      SECURITIES
                                      SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                      ----------   ----------   -----------   -----------   ----------   -----------   ----------
ASSETS
Investments at cost (Note 5)........   $783,130    $ 884,798    $30,730,076   $47,528,912   $1,526,225   $91,287,195   $7,477,983
                                       ========    ==========   ===========   ===========   ==========   ===========   ==========
Investments in MONY Series Fund,
  Inc., at net asset value (Note
  2)................................   $968,409    $1,134,112   $30,626,426   $51,238,915   $1,806,327   $91,287,195   $7,474,168
Amount due from MONY America........          0             0           251         6,253            0       581,497       29,283
Amount due from MONY Series Fund,
  Inc. .............................          0             0         2,706        52,723           60       236,504            6
                                       --------    ----------   -----------   -----------   ----------   -----------   ----------
        Total assets................    968,409     1,134,112    30,629,383    51,297,891    1,806,387    92,105,196    7,503,457
                                       --------    ----------   -----------   -----------   ----------   -----------   ----------
LIABILITIES
Amount due to MONY America..........          0             0         2,706        52,723           60       236,504            6
Amount due to MONY Series Fund,
  Inc. .............................          0             0           251         6,253            0       581,497       29,283
                                       --------    ----------   -----------   -----------   ----------   -----------   ----------
        Total liabilities...........          0             0         2,957        58,976           60       818,001       29,289
                                       --------    ----------   -----------   -----------   ----------   -----------   ----------
Net assets..........................   $968,409    $1,134,112   $30,626,426   $51,238,915   $1,806,327   $91,287,195   $7,474,168
                                       ========    ==========   ===========   ===========   ==========   ===========   ==========
Net assets consist of:
  Contractholders' net payments.....   $269,801    $  299,344   $25,907,740   $38,952,360   $  690,576   $84,116,631   $7,189,657
  Undistributed net investment
    income..........................    152,322       401,085     4,944,176     9,159,909      630,440     7,170,564      195,257
  Accumulated net realized gains
    (losses) on investments.........    361,007       184,369      (121,840)     (583,357)     205,209             0       93,069
  Unrealized appreciation
    (depreciation) of investments...    185,279       249,314      (103,650)    3,710,003      280,102             0       (3,815)
                                       --------    ----------   -----------   -----------   ----------   -----------   ----------
Net assets..........................   $968,409    $1,134,112   $30,626,426   $51,238,915   $1,806,327   $91,287,195   $7,474,168
                                       ========    ==========   ===========   ===========   ==========   ===========   ==========
Number of units outstanding*........     37,368        45,391     1,806,518     2,477,673       83,511     6,504,679      679,711
                                       --------    ----------   -----------   -----------   ----------   -----------   ----------
Net asset value per unit
  outstanding.......................   $  25.92    $    24.99   $     16.95   $     20.68   $    21.63    $    14.03   $    11.00
                                       ========    ==========   ===========   ===========   ==========   ===========   ==========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 1995

                                                             ENTERPRISE ACCUMULATION TRUST
                                       --------------------------------------------------------------------------
                                                                                      INTERNATIONAL   HIGH YIELD
                                          EQUITY       SMALL CAP        MANAGED          GROWTH          BOND
                                        SUBACCOUNT     SUBACCOUNT      SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                                       ------------   ------------   --------------   -------------   -----------
ASSETS
Investments at cost (Note 5).........  $121,132,914   $139,216,581   $  896,982,250    $ 15,561,552   $13,642,773
                                       ============   ============   ==============    ============   ============
Investments in Enterprise
  Accumulation Trust at net asset
  value (Note 2).....................  $145,529,920   $145,993,789   $1,109,112,619    $ 16,346,562   $13,786,083
Amount due from Enterprise
  Accumulation Trust.................        23,355          9,040          157,318           1,816           299
Amount due from MONY America.........        75,509         27,748          191,594           5,876            82
                                       ------------   ------------   --------------    ------------   ------------
     Total assets....................   145,628,784    146,030,577    1,109,461,531      16,354,254    13,786,464
                                       ------------   ------------   --------------    ------------   ------------
LIABILITIES
Amount due to Enterprise Accumulation
  Trust..............................        75,509         27,748          191,594           5,876            82
Amount due to MONY America...........        23,355          9,040          157,318           1,816           299
                                       ------------   ------------   --------------    ------------   ------------
     Total liabilities...............        98,864         36,788          348,912           7,692           381
                                       ------------   ------------   --------------    ------------   ------------
Net assets...........................  $145,529,920   $145,993,789   $1,109,112,619    $ 16,346,562   $13,786,083
                                       ============   ============   ==============    ============   ============
Net assets consist of:
  Contractholders' net payments......  $102,712,824   $119,642,653   $  740,486,254    $ 14,693,276   $13,019,850
  Undistributed net investment
     income..........................     8,216,372     14,380,408       85,564,180         680,398       524,690
  Accumulated net realized gains on
     investments.....................    10,203,718      5,193,520       70,931,816         187,878        98,233
  Unrealized appreciation of
     investments.....................    24,397,006      6,777,208      212,130,369         785,010       143,310
                                       ------------   ------------   --------------    ------------   ------------
Net assets...........................  $145,529,920   $145,993,789   $1,109,112,619    $ 16,346,562   $13,786,083
                                       ============   ============   ==============    ============   ============
Number of units outstanding*.........     5,426,511      6,055,472       31,540,233       1,456,982     1,194,315
                                       ------------   ------------   --------------    ------------   ------------
Net asset value per unit
  outstanding........................  $      26.82   $      24.11   $        35.17    $      11.22   $     11.54
                                       ============   ============   ==============    ============   ============

---------------

* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 1995

                                                             QUEST FOR VALUE ACCUMULATION TRUST
                                               ---------------------------------------------------------------
                                                 MONEY
                                                 MARKET        BOND        EQUITY     SMALL CAP      MANAGED
                                               SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                               ----------   ----------   ----------   ----------   -----------
ASSETS
Investments at cost (Note 5).................  $3,536,160   $1,957,185   $2,136,141   $2,951,202   $32,856,206
                                               ==========   ==========   ==========   ==========   ===========
Investments in Quest for Value Accumulation
  Trust at net asset value (Note 2)..........  $3,536,160   $2,072,459   $2,854,428   $3,349,075   $44,843,297
Amount due from Quest for Value Accumulation
  Trust......................................          17           16            0            0            27
Dividends receivable.........................       1,379          770            0            0             0
                                               ----------   ----------   ----------   ----------   -----------
     Total assets............................   3,537,556    2,073,245    2,854,428    3,349,075    44,843,324
                                               ----------   ----------   ----------   ----------   -----------
LIABILITIES
Amount due to MONY America...................          17           16            0            0            27
                                               ----------   ----------   ----------   ----------   -----------
Net assets...................................  $3,537,539   $2,073,229   $2,854,428   $3,349,075   $44,843,297
                                               ==========   ==========   ==========   ==========   ===========
Net assets consist of:
  Contractholders' net payments..............  $3,388,926   $1,767,838   $2,055,462   $2,933,451   $31,910,521
  Undistributed/(Accumulated) net investment
     income (loss)...........................     148,613      152,262      (31,951)     (36,333)     (418,008)
  Accumulated net realized gains on
     investments.............................           0       37,855      112,630       54,084     1,363,693
  Unrealized appreciation of investments.....           0      115,274      718,287      397,873    11,987,091
                                               ----------   ----------   ----------   ----------   -----------
Net assets...................................  $3,537,539   $2,073,229   $2,854,428   $3,349,075   $44,843,297
                                               ==========   ==========   ==========   ==========   ===========
Number of units outstanding*.................     271,019      129,078      106,172      136,744     1,286,294
                                               ----------   ----------   ----------   ----------   -----------
Net asset value per unit outstanding.........  $    13.05   $    16.06   $    26.88   $    24.49   $     34.86
                                               ==========   ==========   ==========   ==========   ===========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 1995

                                                                       MONY SERIES FUND, INC.
                                   ----------------------------------------------------------------------------------------------
                                     EQUITY       EQUITY     INTERMEDIATE     LONG TERM                    MONEY       GOVERNMENT
                                     GROWTH       INCOME       TERM BOND        BOND       DIVERSIFIED     MARKET      SECURITIES
                                   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                   ----------   ----------   -------------   -----------   ----------   ------------   ----------
Dividend income..................   $ 63,713     $ 58,355     $ 1,707,446    $ 2,761,661    $ 95,512    $  3,708,654   $ 235,059
Mortality and expense risk
  charges (Note 3)...............     12,384       13,437         347,610        518,616      21,644         842,325      40,630
                                    --------     --------      ----------     ----------    --------    ------------    --------
Net investment income............     51,329       44,918       1,359,836      2,243,045      73,868       2,866,329     194,429
                                    --------     --------      ----------     ----------    --------    ------------    --------
Realized and unrealized gains
  (losses) on investments (Note
  2):
  Proceeds from sales............    272,020      180,633       7,675,898     11,854,465     259,899     389,648,709   1,482,859
  Cost of shares sold............    182,647      140,972       7,893,627     12,827,357     200,890     389,648,709   1,389,790
                                    --------     --------      ----------     ----------    --------    ------------    --------
Net realized gains (losses) on
  investments....................     89,373       39,661        (217,729)      (972,892)     59,009               0      93,069
Net increase (decrease) in
  unrealized appreciation of
  investments....................    113,737      211,754       2,334,874      9,104,767     248,851               0      (2,911)
                                    --------     --------      ----------     ----------    --------    ------------    --------
Net realized and unrealized gains
  on investments.................    203,110      251,415       2,117,145      8,131,875     307,860               0      90,158
                                    --------     --------      ----------     ----------    --------    ------------    --------
Net increase in net assets
  resulting from operations......   $254,439     $296,333     $ 3,476,981    $10,374,920    $381,728    $  2,866,329   $ 284,587
                                    ========     ========      ==========     ==========    ========    ============    ========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                      STATEMENTS OF OPERATIONS (CONTINUED)

                      FOR THE YEAR ENDED DECEMBER 31, 1995

                                                                ENTERPRISE ACCUMULATION TRUST
                                            ---------------------------------------------------------------------
                                                                                       INTERNATIONAL   HIGH YIELD
                                              EQUITY       SMALL CAP      MANAGED         GROWTH          BOND
                                            SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                            -----------   -----------   ------------   -------------   ----------
Dividend income...........................  $ 7,642,676   $ 8,716,607   $ 70,753,028    $    796,201   $  606,469
Mortality and expense risk charges (Note
  3)......................................    1,351,438     1,669,812     10,671,972         114,579       83,188
                                            -----------   -----------   ------------      ----------     --------
Net investment income.....................    6,291,238     7,046,795     60,081,056         681,622      523,281
                                            -----------   -----------   ------------      ----------     --------
Realized and unrealized gains on
  investments (Note 2):
  Proceeds from sales.....................   18,490,654    37,009,830    123,710,483       3,734,812    2,006,517
  Cost of shares sold.....................   14,370,407    36,737,998     94,893,051       3,546,741    1,908,283
                                            -----------   -----------   ------------      ----------     --------
Net realized gains on investments.........    4,120,247       271,832     28,817,432         188,071       98,234
Net increase in unrealized appreciation of
  investments.............................   21,768,708     6,498,712    206,163,963         765,785      142,908
                                            -----------   -----------   ------------      ----------     --------
Net realized and unrealized gains on
  investments.............................   25,888,955     6,770,544    234,981,395         953,856      241,142
                                            -----------   -----------   ------------      ----------     --------
Net increase in net assets resulting from
  operations..............................  $32,180,193   $13,817,339   $295,062,451    $  1,635,478   $  764,423
                                            ===========   ===========   ============      ==========     ========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                      STATEMENTS OF OPERATIONS (CONTINUED)

                      FOR THE YEAR ENDED DECEMBER 31, 1995

                                                               QUEST FOR VALUE ACCUMULATION TRUST
                                                ----------------------------------------------------------------
                                                  MONEY
                                                  MARKET        BOND        EQUITY      SMALL CAP      MANAGED
                                                SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                                ----------   ----------   ----------   -----------   -----------
Dividend income...............................  $  166,236   $  140,524    $ 11,915    $    24,232   $   228,055
Mortality and expense risk charges (Note 3)...      42,087       29,233      34,643         45,598       516,836
                                                ----------   ----------    --------     ----------   -----------
Net investment income (loss)..................     124,149      111,291     (22,728)       (21,366)     (288,781)
                                                ----------   ----------    --------     ----------   -----------
Realized and unrealized gains on investments
  (Note 2):
  Proceeds from sales.........................   3,191,219    1,289,952     718,004      1,656,065     8,065,662
  Cost of shares sold.........................   3,191,219    1,249,931     604,108      1,599,533     6,680,543
                                                ----------   ----------    --------     ----------   -----------
Net realized gains on investments.............           0       40,021     113,896         56,532     1,385,119
Net increase in unrealized appreciation of
  investments.................................           0      174,324     780,175        420,585    13,614,561
                                                ----------   ----------    --------     ----------   -----------
Net realized and unrealized gains on
  investments.................................           0      214,345     894,071        477,117    14,999,680
                                                ----------   ----------    --------     ----------   -----------
Net increase in net assets resulting from
  operations..................................  $  124,149   $  325,636    $871,343    $   455,751   $14,710,899
                                                ==========   ==========    ========     ==========   ===========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                             MONY SERIES FUND, INC.
                                                    ------------------------------------------------------------------------
                                                                                                                INTERMEDIATE
                                                           EQUITY GROWTH                 EQUITY INCOME           TERM BOND
                                                            SUBACCOUNT                    SUBACCOUNT             SUBACCOUNT
                                                    ---------------------------   ---------------------------   ------------
                                                      FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                                     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                        1995           1994           1995           1994           1995
                                                    ------------   ------------   ------------   ------------   ------------
From operations:
  Net investment income...........................    $ 51,329      $   12,588     $   44,918     $   47,982    $ 1,359,836
  Net realized gains (losses) on investments......      89,373          36,154         39,661         22,326       (217,729)
  Net increase (decrease) in unrealized
    appreciation of investments...................     113,737         (41,034)       211,754        (76,424)     2,334,874
                                                      --------      ----------     ----------     ----------    -----------
Net increase (decrease) in net assets resulting
  from operations.................................     254,439           7,708        296,333         (6,116)     3,476,981
                                                      --------      ----------     ----------     ----------    -----------
From unit transactions:
  Net proceeds from the issuance of units.........      19,737          59,762         25,913         78,166      6,168,848
  Net asset value of units redeemed or used to
    meet contract obligations.....................     248,505         135,671        163,157        106,044      5,230,269
                                                      --------      ----------     ----------     ----------    -----------
Net increase (decrease) from unit transactions....    (228,768)        (75,909)      (137,244)       (27,878)       938,579
                                                      --------      ----------     ----------     ----------    -----------
Net increase (decrease) in net assets.............      25,671         (68,201)       159,089        (33,994)     4,415,560
Net assets beginning of year......................     942,738       1,010,939        975,023      1,009,017     26,210,866
                                                      --------      ----------     ----------     ----------    -----------
Net assets end of year*...........................    $968,409      $  942,738     $1,134,112     $  975,023    $30,626,426
                                                      ========      ==========     ==========     ==========    ===========
Units outstanding beginning of year...............      46,927          50,759         51,336         52,872      1,753,781
Units issued during the year......................         874           2,986          1,242          4,033        382,452
Units redeemed during the year....................      10,433           6,818          7,187          5,569        329,715
                                                      --------      ----------     ----------     ----------    -----------
Units outstanding end of year.....................      37,368          46,927         45,391         51,336      1,806,518
                                                      ========      ==========     ==========     ==========    ===========
* Includes undistributed net investment income of:    $152,322      $  100,993     $  401,085     $  356,167    $ 4,944,176

                                                             MONY SERIES FUND, INC.
                                                   -------------------------------------------
                                                   INTERMEDIATE
                                                    TERM BOND             LONG TERM BOND
                                                    SUBACCOUNT             SUBACCOUNT
                                                   ------------    ---------------------------
                                                      FOR THE        FOR THE        FOR THE
                                                     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                        1994           1995           1994
                                                    ------------   ------------   ------------
From operations:
  Net investment income...........................  $ 1,182,720    $ 2,243,045    $ 2,155,360
  Net realized gains (losses) on investments......     (282,740)      (972,892)      (833,747)
  Net increase (decrease) in unrealized
    appreciation of investments...................   (1,651,723)     9,104,767     (4,797,147)
                                                    -----------    -----------    -----------
Net increase (decrease) in net assets resulting
  from operations.................................     (751,743)    10,374,920     (3,475,534)
                                                    -----------    -----------    -----------
From unit transactions:
  Net proceeds from the issuance of units.........    9,508,436     13,405,984     15,748,446
  Net asset value of units redeemed or used to
    meet contract obligations.....................    8,268,006      8,681,500     21,824,839
                                                    -----------    -----------    -----------
Net increase (decrease) from unit transactions....    1,240,430      4,724,484     (6,076,393)
                                                    -----------    -----------    -----------
Net increase (decrease) in net assets.............      488,687     15,099,404     (9,551,927)
Net assets beginning of year......................   25,722,179     36,139,511     45,691,438
                                                    -----------    -----------    -----------
Net assets end of year*...........................  $26,210,866    $51,238,915    $36,139,511
                                                    ===========    ===========    ===========
Units outstanding beginning of year...............    1,673,790      2,245,807      2,631,575
Units issued during the year......................      629,461        714,746        943,142
Units redeemed during the year....................      549,470        482,880      1,328,910
                                                    -----------    -----------    -----------
Units outstanding end of year.....................    1,753,781      2,477,673      2,245,807
                                                    ===========    ===========    ===========
* Includes undistributed net investment income of:  $ 3,584,340    $ 9,159,909    $ 6,916,864

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                   MONY SERIES FUND, INC.--(CONTINUED)
                                         ----------------------------------------------------------------------------------------
                                                                                                              GOVERNMENT
                                                                                                              SECURITIES
                                                                                                              SUBACCOUNT
                                                                                                     ----------------------------
                                                 DIVERSIFIED                  MONEY MARKET                             FOR THE
                                                 SUBACCOUNT                    SUBACCOUNT                              PERIOD
                                         ---------------------------   ---------------------------                  NOVEMBER 22,
                                           FOR THE        FOR THE        FOR THE        FOR THE        FOR THE         1994**
                                          YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED       THROUGH
                                         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                             1995           1994           1995           1994           1995           1994
                                         ------------   ------------   ------------   ------------   ------------   -------------
From operations:
  Net investment income................   $   73,868     $   34,425    $  2,866,329   $  1,352,440    $  194,429      $     828
  Net realized gains (losses) on
     investments.......................       59,009         19,183               0              0        93,069              0
  Net increase (decrease) in unrealized
     appreciation of investments.......      248,851        (58,060)              0              0        (2,911)          (904)
                                          ----------     ----------     -----------    -----------    ----------       --------
Net increase (decrease) in net assets
  resulting from operations............      381,728         (4,452)      2,866,329      1,352,440       284,587            (76)
                                          ----------     ----------     -----------    -----------    ----------       --------
From unit transactions:
  Net proceeds from the issuance of
     units.............................       73,106        102,471     387,429,226    321,019,860     7,481,232        174,231
  Net asset value of units redeemed or
     used to meet contract
     obligations.......................      223,895        143,496     370,351,387    299,495,468       465,806              0
                                          ----------     ----------     -----------    -----------    ----------       --------
Net increase (decrease) from unit
  transactions.........................     (150,789)       (41,025)     17,077,839     21,524,392     7,015,426        174,231
                                          ----------     ----------     -----------    -----------    ----------       --------
Net increase (decrease) in net
  assets...............................      230,939        (45,477)     19,944,168     22,876,832     7,300,013        174,155
Net assets beginning of year...........    1,575,388      1,620,865      71,343,027     48,466,195       174,155              0
                                          ----------     ----------     -----------    -----------    ----------       --------
Net assets end of year*................   $1,806,327     $1,575,388    $ 91,287,195   $ 71,343,027    $7,474,168      $ 174,155
                                          ==========     ==========     ===========    ===========    ==========       ========
Units outstanding beginning of year....       90,907         93,312       5,304,884      3,698,103        17,347              0
Units issued during the year...........        3,710          5,848      28,090,440     24,225,370       706,241         17,347
Units redeemed during the year.........       11,106          8,253      26,890,645     22,618,589        43,877              0
                                          ----------     ----------     -----------    -----------    ----------       --------
Units outstanding end of year..........       83,511         90,907       6,504,679      5,304,884       679,711         17,347
                                          ==========     ==========     ===========    ===========    ==========       ========
---------------
 * Includes undistributed net
  investment income of:                   $  630,440     $  556,572    $  7,170,564   $  4,304,235    $  195,257      $     828

** Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                ENTERPRISE ACCUMULATION TRUST
                                    --------------------------------------------------------------------------------------
                                              EQUITY                     SMALL CAP                      MANAGED
                                            SUBACCOUNT                   SUBACCOUNT                    SUBACCOUNT
                                    --------------------------  ----------------------------  ----------------------------
                                      FOR THE       FOR THE       FOR THE        FOR THE         FOR THE        FOR THE
                                     YEAR ENDED    YEAR ENDED    YEAR ENDED     YEAR ENDED      YEAR ENDED     YEAR ENDED
                                    DECEMBER 31,  DECEMBER 31,  DECEMBER 31,   DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                        1995          1994          1995           1994            1995           1994
                                    ------------  ------------  ------------  --------------  --------------  ------------
From operations:
 Net investment income (loss)...... $  6,291,238   $   835,913   $  7,046,795   $   4,864,392  $   60,081,056  $ 17,502,663
 Net realized gains (losses) on
   investments.....................    4,120,247     2,580,938        271,832       2,054,819      28,817,432    20,641,817
 Net increase (decrease) in
   unrealized appreciation of
   investments.....................   21,768,708    (1,808,298)     6,498,712      (8,145,294)    206,163,963   (32,810,120)
                                    ------------   -----------   ------------   -------------   -------------   ------------
Net increase (decrease) in net
 assets resulting from
 operations........................   32,180,193     1,608,553     13,817,339      (1,226,083)    295,062,451     5,334,360
                                    ------------   -----------   ------------    ------------   --------------  ------------
From unit transactions:
 Net proceeds from the issuance of
   units...........................   51,339,101    29,386,142     35,366,448      66,054,130     304,419,702   237,090,207
 Net asset value of units redeemed
   or used to meet contract
   obligations.....................   13,768,394    11,715,014     31,951,502      29,598,056      94,036,492    92,203,422
                                    ------------   -----------   ------------   ------------   --------------  ------------
Net increase from unit
 transactions......................   37,570,707    17,671,128      3,414,946      36,456,074     210,383,210   144,886,785
                                    ------------   -----------   ------------   -------------  --------------  ------------
Net increase in net assets.........   69,750,900    19,279,681     17,232,285      35,229,991     505,445,661   150,221,145
Net assets beginning of year.......   75,779,020    56,499,339    128,761,504      93,531,513     603,666,958   453,445,813
                                    ------------  -----------    ------------   -------------  --------------  ------------
Net assets end of year*............ $145,529,920   $75,779,020   $145,993,789  $ 128,761,504   $1,109,112,619  $603,666,958
                                    ============   ===========   ============   ============   ==============  ============
Units outstanding beginning of
 year..............................    3,865,965     2,956,822      5,924,266       4,249,653      24,924,610    18,964,250
Units issued during the year.......    2,143,227     1,509,820      1,572,208       3,073,217       9,733,146     9,679,254
Units redeemed during the year.....      582,681       600,677      1,441,002       1,398,604       3,117,523     3,718,894
                                    ------------   -----------   ------------   -------------  --------------  ------------
Units outstanding end of year......    5,426,511     3,865,965      6,055,472       5,924,266      31,540,233    24,924,610
                                    ============   ===========   ============   =============  ==============  ============
---------------
 * Includes undistributed net
   investment income (loss) of:     $  8,216,372   $ 1,925,134   $ 14,380,408   $   7,333,613  $   85,564,180  $ 25,483,124
** Commencement of operations.

                                                 ENTERPRISE ACCUMULATION TRUST
                                     ----------------------------------------------------------
                                         INTERNATIONAL GROWTH            HIGH YIELD BOND
                                              SUBACCOUNT                    SUBACCOUNT
                                     ----------------------------  ----------------------------
                                                   FOR THE PERIOD                FOR THE PERIOD
                                                    NOVEMBER 23,                  NOVEMBER 28,
                                       FOR THE         1994**        FOR THE         1994**
                                      YEAR ENDED      THROUGH       YEAR ENDED      THROUGH
                                     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                         1995           1994           1995           1994
                                     ------------  --------------  ------------  --------------
From operations:
 Net investment income (loss)......  $   681,622     ($   1,224)   $   523,281      $  1,409
 Net realized gains (losses) on
   investments.....................      188,071           (193)        98,234            (1)
 Net increase (decrease) in
   unrealized appreciation of
   investments.....................      765,785         19,225        142,908           402
                                     -----------     ----------    -----------     ---------
Net increase (decrease) in net
 assets resulting from
 operations........................    1,635,478         17,808        764,423         1,810
                                     -----------     ----------    -----------     ---------
From unit transactions:
 Net proceeds from the issuance of
   units...........................   14,604,230      2,044,932     13,314,491       268,256
 Net asset value of units redeemed
   or used to meet contract
   obligations.....................    1,955,796             90        562,893             4
                                     -----------     ----------    -----------     ---------
Net increase from unit
 transactions......................   12,648,434      2,044,842     12,751,598       268,252
                                     -----------     ----------    -----------     ---------
Net increase in net assets.........   14,283,912      2,062,650     13,516,021       270,062
Net assets beginning of year.......    2,062,650              0        270,062             0
                                     -----------     ----------    -----------     ---------
Net assets end of year*............  $16,346,562     $2,062,650    $13,786,083      $270,062
                                     ===========     ==========    ===========     =========
Units outstanding beginning of
 year..............................      208,202              0         26,870             0
Units issued during the year.......    1,442,749        208,211      1,218,090        26,870
Units redeemed during the year.....      193,969              9         50,645             0
                                     -----------     ----------    -----------     ---------
Units outstanding end of year......    1,456,982        208,202      1,194,315        26,870
                                     ===========     ==========    ===========     =========
---------------
 * Includes undistributed net
   investment income (loss) of:      $   680,398     ($   1,224)   $   524,690      $  1,409
** Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                   QUEST FOR VALUE ACCUMULATION TRUST
                                               ---------------------------------------------------------------------------
                                                       MONEY MARKET                       BOND                  EQUITY
                                                        SUBACCOUNT                     SUBACCOUNT             SUBACCOUNT
                                               -----------------------------  -----------------------------  -------------
                                                              FOR THE PERIOD                 FOR THE PERIOD
                                                              SEPTEMBER 17,                  SEPTEMBER 17,
                                                  FOR THE         1994**         FOR THE         1994**         FOR THE
                                                YEAR ENDED       THROUGH       YEAR ENDED       THROUGH       YEAR ENDED
                                               DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                                   1995            1994           1995            1994           1995
                                               -------------  --------------  -------------  --------------  -------------
From operations:
  Net investment income (loss)................  $   124,149     $   24,464     $   111,291     $   40,971     ($   22,728)
  Net realized gains (losses) on
    investments...............................            0              0          40,021         (2,166)        113,896
  Net increase (decrease) in unrealized
    appreciation of investments...............            0              0         174,324        (59,050)        780,175
                                                 ----------     ----------     -----------     ----------      ----------
Net increase (decrease) in net assets
  resulting from operations...................      124,149         24,464         325,636        (20,245)        871,343
                                                 ----------     ----------     -----------     ----------      ----------
From unit transactions:
  Net proceeds from the issuance of units.....    3,607,557      3,150,273         213,153      2,975,062         122,424
  Net asset value of units redeemed or used to
    meet contract obligations.................    3,138,264        230,640       1,262,489        157,888         680,113
                                                 ----------     ----------     -----------     ----------      ----------
Net increase (decrease) from unit
  transactions................................      469,293      2,919,633      (1,049,336)     2,817,174        (557,689)
                                                 ----------     ----------     -----------     ----------      ----------
Net increase (decrease) in net assets.........      593,442      2,944,097        (723,700)     2,796,929         313,654
Net assets beginning of year..................    2,944,097              0       2,796,929              0       2,540,774
                                                 ----------     ----------     -----------     ----------      ----------
Net assets end of year*.......................  $ 3,537,539     $2,944,097     $ 2,073,229     $2,796,929     $ 2,854,428
                                                 ==========     ==========     ===========     ==========      ==========
Units outstanding beginning of year...........      234,062              0         198,239              0         129,693
Units issued during the year..................      282,367        252,462          13,880        209,397           5,049
Units redeemed during the year................      245,410         18,400          83,041         11,158          28,570
                                                 ----------     ----------     -----------     ----------      ----------
Units outstanding end of year.................      271,019        234,062         129,078        198,239         106,172
                                                 ==========     ==========     ===========     ==========      ==========
---------------
 * Includes undistributed net investment
   income (loss) of:                            $   148,613     $   24,464     $   152,262     $   40,971     ($   31,951)
** Commencement of operations.

                                                               QUEST FOR VALUE ACCUMULATION TRUST
                                                ----------------------------------------------------------------------------
                                                    EQUITY                SMALL CAP                       MANAGED
                                                  SUBACCOUNT             SUBACCOUNT                     SUBACCOUNT
                                                --------------  -----------------------------  -----------------------------
                                                FOR THE PERIOD                 FOR THE PERIOD                 FOR THE PERIOD
                                                SEPTEMBER 17,                  SEPTEMBER 17,                  SEPTEMBER 17,
                                                    1994**         FOR THE         1994**         FOR THE         1994**
                                                   THROUGH       YEAR ENDED       THROUGH       YEAR ENDED       THROUGH
                                                 DECEMBER 31,   DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                                     1994           1995            1994           1995            1994
                                                --------------  -------------  --------------  -------------  --------------
From operations:
  Net investment income (loss)................    ($   9,223)    ($   21,366)    ($  14,967)    ($  288,781)   ($   129,227)
  Net realized gains (losses) on
    investments...............................        (1,266)         56,532         (2,448)      1,385,119         (21,426)
  Net increase (decrease) in unrealized
    appreciation of investments...............       (61,888)        420,585        (22,712)     13,614,561      (1,627,470)
                                                  ----------     -----------     ----------     -----------     -----------
Net increase (decrease) in net assets
  resulting from operations...................       (72,377)        455,751        (40,127)     14,710,899      (1,778,123)
                                                  ----------     -----------     ----------     -----------     -----------
From unit transactions:
  Net proceeds from the issuance of units.....     2,631,427         185,178      4,342,410       2,329,894      37,312,175
  Net asset value of units redeemed or used to
    meet contract obligations.................        18,276       1,530,650         63,487       7,328,456         403,092
                                                  ----------     -----------     ----------     -----------     -----------
Net increase (decrease) from unit
  transactions................................     2,613,151      (1,345,472)     4,278,923      (4,998,562)     36,909,083
                                                  ----------     -----------     ----------     -----------     -----------
Net increase (decrease) in net assets.........     2,540,774        (889,721)     4,238,796       9,712,337      35,130,960
Net assets beginning of year..................             0       4,238,796              0      35,130,960               0
                                                  ----------     -----------     ----------     -----------     -----------
Net assets end of year*.......................    $2,540,774     $ 3,349,075     $4,238,796     $44,843,297    $ 35,130,960
                                                  ==========     ===========     ==========     ===========     ===========
Units outstanding beginning of year...........             0         197,050              0       1,449,807               0
Units issued during the year..................       130,630           7,680        200,054          79,150       1,466,229
Units redeemed during the year................           937          67,986          3,004         242,663          16,422
                                                  ----------     -----------     ----------     -----------     -----------
Units outstanding end of year.................       129,693         136,744        197,050       1,286,294       1,449,807
                                                  ==========     ===========     ==========     ===========     ===========
---------------
 * Includes undistributed net investment
   income (loss) of:                              ($   9,223)    ($   36,333)    ($  14,967)    ($  418,008)   ($   129,227)
** Commencement of operations.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND BUSINESS

     MONY America Variable Account A (the "Variable Account") is a separate investment account established on March 27, 1987 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used only to support flexible payment variable annuity policies. These policies are issued by MONY America, which is a wholly-owned subsidiary of The Mutual Life Insurance Company of New York ("MONY"). MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based upon current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

     There are currently seventeen subaccounts within the Variable Account, and each invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise") or the Quest for Value Accumulation Trust ("Quest") (collectively, the "Funds"). The Funds are registered under the 1940 Act as open end, diversified, management investment companies.

     A full presentation of the related financial statements and footnotes of the Fund, Enterprise and Quest are contained on pages 66 to 128; 129 to 174; and 175 to 230; respectively, and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

  Investments:

     The investment in shares of each of the respective portfolios is stated at the net asset value of each portfolio. Except for the Money Market Portfolio, net asset values are based upon market quotations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset values are based on the amortized cost of the securities held which approximates value.

3. RELATED PARTY TRANSACTIONS

     MONY America is the legal holder of the assets of the Variable Account.

     Purchase payments received from MONY America by the Variable Account represent gross purchase payments recorded by MONY America less deductions retained for any premium taxes.

     A periodic deduction is made from the cash value of the contract for the Annual Contract Charge. The deduction is for the expenses of administration and is treated by the Variable Account as a contractholder redemption. The amount deducted from all subaccounts for 1995 was $1,330,841.

     MONY America receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 1.25 percent of aggregate average daily net assets. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

     Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to Enterprise, and it receives amounts paid by Enterprise for those services.

4. CHANGE IN ADVISORY ARRANGEMENT

     Quest offered its shares to variable annuity separate accounts of the Mutual Life Insurance Company of New York ("MONY") and its affiliate, MONY Life Insurance Company of America as a funding vehicle for the MONYMaster and ValueMaster variable annuity contracts issued by them. Quest also offered its shares

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. CHANGE IN ADVISORY ARRANGEMENT (CONTINUED)

to variable annuity separate accounts of Provident Mutual Life Insurance Company of Philadelphia and its affiliate, Provident Mutual Life and Annuity Company of America (together, the "PM Companies") as a funding vehicle for certain variable annuity contracts issued by these insurers. Owners of ValueMaster contracts and contracts issued by the PM Companies are referred to herein as "non-MONYMaster" contract owners.

     On May 26, 1994, the Board of Trustees (the "Trustees") of Quest approved new advisory arrangements for the Equity, Small Cap and Managed Portfolios of Quest. Such advisory arrangements were approved by the shareholders of each portfolio at a special meeting called for such purpose (the "Special Meeting"). Under the new arrangements, Enterprise became the investment adviser for the three portfolios, and Quest for Value Advisors ("Quest Advisors"), the portfolios' former investment adviser, became sub-adviser to these portfolios, subject to the oversight of Enterprise. The two firms are rendering these services at the same aggregate annual advisory fee rate as is currently in effect (.60% of average daily net assets). The current advisory arrangements were not changed for the Bond and Money Market Portfolios of Quest.

     In connection with the implementation of new advisory arrangements as described above, the assets of the Equity, Small Cap, Managed, Bond and Money Market Portfolios of Quest supporting the non-MONYMaster contracts were transferred on a pro-rata basis to substantially identical corresponding portfolios of a newly-formed management investment company advised by Quest Advisors, the new Quest for Value Accumulation Trust (the "New Quest"). The division of net assets were in accordance with relative net asset value of the shares of each portfolio of Quest attributable to MONYMaster contract owners and non-MONYMaster contract owners, respectively. Shares of each portfolio attributable to non-MONYMaster contract owners were redeemed in kind at net asset value without a sales charge, and such assets were reinvested in the New Quest by using such assets to purchase an equivalent number of shares of the New Quest.

     The assets transferred to New Quest were as follows:

        Equity..........................................................  $ 2,591,985
        Small Cap.......................................................    4,235,745
        Managed.........................................................   37,076,482
        Bond............................................................    2,974,135
        Money Market....................................................    2,780,980

     This transaction resulted in an adjustment to the basis of the net assets reinvested in New Quest. As a result, the Equity, Small Cap, Managed and Bond Subaccounts recognized unrealized appreciation/ (depreciation) of $443,166, $235,611, $6,460,220 and ($348,510), respectively, on September 16, 1994 as a realized gain/(loss) on the net assets redeemed.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. INVESTMENTS

     Investment In MONY Series Fund, Inc. at cost, at December 31, 1995 consist of the following:

                                     EQUITY      EQUITY     INTERMEDIATE    LONG TERM                     MONEY       GOVERNMENT
                                     GROWTH      INCOME      TERM BOND        BOND       DIVERSIFIED      MARKET      SECURITIES
                                    PORTFOLIO   PORTFOLIO    PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
                                    ---------   ---------   ------------   -----------   -----------   ------------   ----------
Shares beginning of year:
  Shares..........................    45,786      62,783      2,688,294      3,451,720       119,893     71,343,027       18,313
  Amount..........................  $871,196    $937,463    $28,649,390    $41,534,275   $ 1,544,137   $ 71,343,027   $  175,059
                                    --------    --------    -----------    -----------    ----------   ------------   ----------
Shares acquired:
  Shares..........................     1,285       1,718        773,868      1,306,665         5,793    405,884,223      836,011
  Amount..........................  $ 30,868    $ 29,952    $ 8,266,867    $16,060,333   $    87,466   $405,884,223   $8,457,655
Shares received for reinvestment
  of dividends:
  Shares..........................     2,537       2,976        161,537        214,415         6,076      3,708,654       23,022
  Amount..........................  $ 63,713    $ 58,355    $ 1,707,446    $ 2,761,661   $    95,512   $  3,708,654   $  235,059
Shares redeemed:
  Shares..........................    11,042       9,644        726,213        994,624        16,856    389,648,709      145,301
  Amount..........................  $182,647    $140,972    $ 7,893,627    $12,827,357   $   200,890   $389,648,709   $1,389,790
                                    --------    --------    -----------    -----------    ----------   ------------   ----------
Net change:
  Shares..........................    (7,220)     (4,950)       209,192        526,456        (4,987)    19,944,168      713,732
  Amount..........................  ($88,066)  ($ 52,665)   $ 2,080,686    $ 5,994,637     ($ 17,912)  $ 19,944,168   $7,302,924
                                    --------    --------    -----------    -----------    ----------   ------------   ----------
Shares end of year:
  Shares..........................    38,566      57,833      2,897,486      3,978,176       114,906     91,287,195      732,045
  Amount..........................  $783,130    $884,798    $30,730,076    $47,528,912   $ 1,526,225   $ 91,287,195   $7,477,983
                                    ========    ========    ===========    ===========    ==========   ============   ==========

     Investment in Enterprise Accumulation Trust at cost, at December 31, 1995 consists of the following:

                                                                            INTERNATIONAL
                                  EQUITY       SMALL CAP       MANAGED         GROWTH       HIGH YIELD
                                PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO
                               ------------   ------------   ------------   -------------   -----------
Shares beginning of year:
  Shares.....................     4,179,758      7,332,660     28,994,571         416,697        54,239
  Amount.....................  $ 73,150,722   $128,483,008   $597,700,552    $  2,043,425   $   269,660
                               ------------   ------------   ------------     -----------   -----------
Shares acquired:
  Shares.....................     2,548,366      2,177,758     12,528,986       3,194,145     2,807,573
  Amount.....................  $ 54,709,923   $ 38,754,964   $323,421,721    $ 16,268,667   $14,674,927
Shares received for
  reinvestment of dividends:
  Shares.....................       368,281        498,088      2,882,791         146,981       114,893
  Amount.....................  $  7,642,676   $  8,716,607   $ 70,753,028    $    796,201   $   606,469
Shares redeemed:
  Shares.....................       863,860      2,108,409      4,879,882         725,066       380,456
  Amount.....................  $ 14,370,407   $ 36,737,998   $ 94,893,051    $  3,546,741   $ 1,908,283
                               ------------   ------------   ------------     -----------   -----------
Net change:
  Shares.....................     2,052,787        567,437     10,531,895       2,616,060     2,542,010
  Amount.....................  $ 47,982,192   $ 10,733,573   $299,281,698    $ 13,518,127   $13,373,113
                               ------------   ------------   ------------     -----------   -----------
Shares end of year:
  Shares.....................     6,232,545      7,900,097     39,526,466       3,032,757     2,596,249
  Amount.....................  $121,132,914   $139,216,581   $896,982,250    $ 15,561,552   $13,642,773
                               ============   ============   ============     ===========   ===========

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. INVESTMENTS (CONTINUED)

     Investment in Quest for Value Accumulation Trust at cost, at December 31, 1995 consists of the following:

                                    MONEY MARKET      BOND        EQUITY     SMALL CAP      MANAGED
                                     PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO
                                    ------------   ----------   ----------   ----------   -----------
Shares beginning of year:
  Shares..........................    2,944,097       304,014      140,219       243,889    1,686,556
  Amount..........................   $2,944,097    $2,855,979   $2,602,662   $ 4,261,508  $36,758,430
                                    ------------   ------------ ------------ -----------  -----------
Shares acquired:
  Shares..........................    3,618,425        21,952        5,648        14,352        97,695
  Amount..........................   $3,618,425    $  211,383   $  125,672   $   264,995  $  2,550,264
Shares received for reinvestment
  of dividends:
  Shares..........................      164,857        14,459          613         1,424        10,029
  Amount..........................   $  164,857    $  139,754   $   11,915   $    24,232  $    228,055
Shares redeemed:
  Shares..........................    3,191,219       132,971       32,531        91,454       306,447
  Amount..........................   $3,191,219    $1,249,931   $  604,108   $ 1,599,533  $  6,680,543
                                    ------------   ------------ ------------ -----------  ------------
Net change:
  Shares..........................      592,063       (96,560)     (26,270)      (75,678)     (198,723)
  Amount..........................   $  592,063    ($ 898,794)  ($ 466,521)  ($1,310,306) ($ 3,902,224)
                                    ------------   ------------ ------------ -----------  ------------
Shares end of year:
  Shares..........................    3,536,160       207,454      113,949       168,211     1,487,833
  Amount..........................   $3,536,160    $1,957,185   $2,136,141    $2,951,202   $32,856,206
                                    ============   ============ ============ ===========  ============

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company of America and the
Contractholders of MONY America Variable Account A:

     We have audited the accompanying statements of assets and liabilities of MONY America Variable Account A (comprising, respectively, the MONY Series Fund, Inc.'s Equity Growth, Equity Income, Intermediate Term Bond, Long Term Bond, Diversified, Money Market and Government Securities Subaccounts; the Enterprise Accumulation Trust's Equity, Small Cap, Managed (formerly, three of the subaccounts constituting the Quest for Value Accumulation Trust), International Growth and High Yield Bond Subaccounts; and the Quest for Value Accumulation Trust's Money Market, Bond, Equity, Small Cap, and Managed Subaccounts as of December 31, 1995, the related statements of operations for the year then ended and the statements of changes in the net assets for each of the two years in the period then ended for all of the subaccounts except MONY Series Fund Inc.'s Government Securities Subaccount for which the period is for the year ended December 31, 1995 and for the period from November 22, 1994 (commencement of operations) to December 31, 1994; the Enterprise Accumulation Trust's International Growth and High Yield Bond Subaccounts for which the period is for the year ended December 31, 1995 and for the period from November 23, 1994 and November 28, 1994, respectively, (commencements of operations) to December 31, 1994; and the Quest for Value Accumulation Trust's Subaccounts for which the period is for the year ended December 31, 1995 and for the period from September 17, 1994 (commencement of operations) to December 31, 1994. These financial statements are the responsibility of MONY America's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting MONY America Variable Account A as of December 31, 1995, and the results of their operations and the changes in their net assets for each of the periods referred to above, in conformity with generally accepted accounting principles.

                                          COOPERS & LYBRAND L.L.P.

New York, New York
February 19, 1996

                                      MONY

                               VARIABLE ACCOUNT A

                      STATEMENTS OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1995

                                                                     MONY SERIES FUND, INC.
                                   -------------------------------------------------------------------------------------------
                                     EQUITY       EQUITY     INTERMEDIATE   LONG TERM                    MONEY      GOVERNMENT
                                     GROWTH       INCOME      TERM BOND       BOND       DIVERSIFIED    MARKET      SECURITIES
                                   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                   ----------   ----------   -----------   -----------   ----------   -----------   ----------
             ASSETS
Investments at cost (Note 5).....   $149,239     $190,930    $6,638,222    $ 9,666,493    $217,223    $17,196,047    $923,948
                                    ========     ========    ==========    ===========    ========    ===========    ========
Investments in MONY Series Fund,
  Inc., at net asset value (Note
  2).............................   $210,036     $249,805    $6,621,329    $10,317,775    $254,933    $17,196,047    $914,216
Amount due from MONY.............          0            0             0            303           0        101,067           0
Amount due from MONY Series Fund,
  Inc. ..........................          0            0             0             23           0              7           0
                                    --------     --------    ----------    -----------    --------    -----------    --------
         Total assets............    210,036      249,805     6,621,329     10,318,101     254,933     17,297,121     914,216
                                    --------     --------    ----------    -----------    --------    -----------    --------
           LIABILITIES
Amount due to MONY...............          0            0             0             23           0              7           0
Amount due to MONY Series
  Fund, Inc. ....................          0            0             0            303           0        101,067           0
                                    --------     --------    ----------    -----------    --------    -----------    --------
         Total liabilities.......          0            0             0            326           0        101,074           0
                                    --------     --------    ----------    -----------    --------    -----------    --------
Net assets.......................   $210,036     $249,805     6,621,329     10,317,775     254,933     17,196,047     914,216
                                    ========     ========    ==========    ===========    ========    ===========    ========
Net assets consist of:
  Contractholders' net
    payments.....................   $ 67,208     $ 42,076    $5,219,301    $ 6,989,824    $ 69,918    $15,735,193    $885,394
  Undistributed net investment
    income.......................     32,493      100,358     1,346,640      2,300,661     100,496      1,460,854      24,958
  Accumulated net realized gains
    on investments...............     49,538       48,496        72,281        376,008      46,809              0      13,596
  Unrealized appreciation
    (depreciation) of
    investments..................     60,797       58,875       (16,893)       651,282      37,710              0      (9,732)
                                    --------     --------    ----------    -----------    --------    -----------    --------
Net assets.......................   $210,036     $249,805    $6,621,329    $10,317,775    $254,933    $17,196,047    $914,216
                                    ========     ========    ==========    ===========    ========    ===========    ========
Number of units outstanding*.....      8,091       10,336       398,283        495,169      12,152      1,227,811      83,571
                                    --------     --------    ----------    -----------    --------    -----------    --------
Net asset value per unit
  outstanding....................   $  25.96     $  24.17    $    16.62    $     20.84    $  20.98    $     14.01    $  10.94
                                    ========     ========    ==========    ===========    ========    ===========    ========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT A

                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 1995

                                                              ENTERPRISE ACCUMULATION TRUST
                                            ------------------------------------------------------------------
                                                                                       INTERNATIONAL HIGH YIELD
                                              EQUITY       SMALL CAP      MANAGED        GROWTH        BOND
                                            SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                                            -----------   -----------   ------------   ----------   ----------
ASSETS
Investments at cost (Note 5)..............  $17,549,548   $18,570,563   $119,918,497   $1,795,214   $1,055,403
                                            ===========   ===========   ============   ==========   ==========
Investments in Enterprise Accumulation
  Trust at net asset value (Note 2).......  $21,419,650   $19,422,970   $149,533,008   $1,874,221   $1,067,865
Amount due from MONY......................        4,423         5,071         61,201          824       19,300
Amount due from Enterprise Accumulation
  Trust...................................           25            46          2,828            4            0
                                            -----------   -----------   ------------   ----------   ----------
          Total assets....................   21,424,098    19,428,087    149,597,037    1,875,049    1,087,165
                                            -----------   -----------   ------------   ----------   ----------
LIABILITIES
Amount due to MONY........................           25            46          2,828            4            0
Amount due to Enterprise Accumulation
  Trust...................................        4,423         5,071         61,201          824       19,300
                                            -----------   -----------   ------------   ----------   ----------
          Total liabilities...............        4,448         5,117         64,029          828       19,300
                                            -----------   -----------   ------------   ----------   ----------
Net assets................................  $21,419,650   $19,422,970   $149,533,008   $1,874,221   $1,067,865
                                            ===========   ===========   ============   ==========   ==========
Net assets consist of:
  Contractholders' net payments...........  $14,336,028   $15,842,399   $ 93,565,212   $1,697,196   $1,002,329
  Undistributed net investment income.....    1,339,019     1,836,130     12,761,788       80,878       43,560
  Accumulated net realized gains on
     investments..........................    1,874,501       892,034     13,591,497       17,140        9,514
  Unrealized appreciation of
     investments..........................    3,870,102       852,407     29,614,511       79,007       12,462
                                            -----------   -----------   ------------   ----------   ----------
Net assets................................  $21,419,650   $19,422,970   $149,533,008   $1,874,221   $1,067,865
                                            ===========   ===========   ============   ==========   ==========
Number of units outstanding*..............      798,552       807,452      4,253,824      167,074       92,358
                                            -----------   -----------   ------------   ----------   ----------
Net asset value per unit outstanding......  $     26.82   $     24.05   $      35.15   $    11.22   $    11.56
                                            ===========   ===========   ============   ==========   ==========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT A

                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 1995

                                                        QUEST FOR VALUE ACCUMULATION TRUST
                                          ---------------------------------------------------------------
                                            MONEY
                                            MARKET        BOND        EQUITY     SMALL CAP      MANAGED
                                          SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                          ----------   ----------   ----------   ----------   -----------
ASSETS
Investments at cost (Note 5)............   $437,924     $783,901     $224,035     $392,188    $ 8,074,354
                                           ========     ========     ========    ===========  ===========
Investments in Quest for Value
  Accumulation Trust at net asset value
  (Note 2)..............................   $437,924     $831,844     $294,259     $450,059    $11,058,091
Dividends receivable....................        172          309            0            0              0
Amount due from Quest for Value
  Accumulation Trust....................      4,001            0            0            0              0
                                           --------     --------     --------    ----------   -----------
          Total assets..................    442,097      832,153      294,259      450,059     11,058,091
                                           --------     --------     --------    ----------   -----------
LIABILITIES
Amount due to MONY......................      4,001            0            0            0              0
                                           --------     --------     --------    ----------   -----------
Net assets..............................   $438,096     $832,153     $294,259     $450,059    $11,058,091
                                           ========     ========     ========    ==========   ===========
Net assets consist of:
  Contractholders' net payments.........   $416,813     $728,554     $222,914     $392,624    $ 8,078,128
  Undistributed/(Accumulated) net
     investment income (loss)...........     21,283       52,173       (2,951)      (4,207)       (98,904)
  Accumulated net realized gains on
     investments........................          0        3,483        4,072        3,771         95,130
  Unrealized appreciation of
     investments........................          0       47,943       70,224       57,871      2,983,737
                                           --------     --------     --------    ----------   -----------
Net assets..............................   $438,096     $832,153     $294,259     $450,059    $11,058,091
                                           ========     ========     ========    ==========   ===========
Number of units outstanding *...........     33,665       51,825       10,944       18,419        317,313
                                           --------     --------     --------    ----------   -----------
Net asset value per unit outstanding....   $  13.01     $  16.06     $  26.89     $  24.43    $     34.85
                                           ========     ========     ========    ==========   ===========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT A

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 1995

                                                                      MONY SERIES FUND, INC.
                                    -------------------------------------------------------------------------------------------
                                      EQUITY       EQUITY     INTERMEDIATE  LONG TERM                     MONEY      GOVERNMENT
                                      GROWTH       INCOME     TERM BOND        BOND       DIVERSIFIED    MARKET      SECURITIES
                                    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                    ----------   ----------   ----------   ------------   ----------   -----------   ----------
Dividend income...................   $ 13,818     $ 12,854     $369,082     $  557,081     $ 13,480    $   691,256    $ 29,095
Mortality and expense risk charges
  (Note 3)........................      2,294        2,890       76,517        110,129        3,597        157,003       4,267
                                      -------      -------    ----------    ----------     --------       --------    --------
Net investment income.............     11,524        9,964      292,565        446,952        9,883        534,253      24,828
                                      -------      -------    ----------    ----------     --------       --------    --------
Realized and unrealized gains
  (losses) on investments (Note
  2):
  Proceeds from sales.............     15,648       44,280    1,472,571      1,526,848      119,941     45,587,526     296,620
  Cost of shares sold.............      9,153       34,705    1,498,048      1,529,229      100,700     45,587,526     283,024
                                      -------      -------    ----------    ----------     --------       --------    --------
Net realized gains (losses) on
  investments.....................      6,495        9,575      (25,477)        (2,381)      19,241              0      13,596
Net increase (decrease) in
  unrealized appreciation of
  investments.....................     27,822       43,846      502,043      1,758,079       34,672              0      (9,571)
                                      -------      -------    ----------    ----------     --------       --------    --------
Net realized and unrealized gains
  on investments..................     34,317       53,421      476,566      1,755,698       53,913              0       4,025
                                      -------      -------    ----------    ----------     --------       --------    --------
Net increase in net assets
  resulting from operations.......   $ 45,841     $ 63,385     $769,131     $2,202,650     $ 63,796    $   534,253    $ 28,853
                                      =======      =======    ==========    ==========     ========       ========    ========

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT A

                      STATEMENTS OF OPERATIONS (CONTINUED)

                      FOR THE YEAR ENDED DECEMBER 31, 1995

                                                                  ENTERPRISE ACCUMULATION TRUST
                                                ------------------------------------------------------------------
                                                                                        INTERNATIONAL   HIGH YIELD
                                                  EQUITY     SMALL CAP      MANAGED        GROWTH          BOND
                                                SUBACCOUNT   SUBACCOUNT   SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                ----------   ----------   -----------   -------------   ----------
Dividend income...............................  $1,189,471   $1,110,701   $ 9,739,464     $  92,801      $ 49,428
Mortality and expense risk charges (Note 3)...     211,683      215,615     1,487,428        11,801         6,790
                                                ----------   ----------   -----------      --------       -------
Net investment income.........................     977,788      895,086     8,252,036        81,000        42,638
                                                ----------   ----------   -----------      --------       -------
Realized and unrealized gains on investments
  (Note 2):
  Proceeds from sales.........................   3,413,484    3,438,959    17,547,549       286,657       142,981
  Cost of shares sold.........................   2,710,441    3,288,884    13,329,046       269,059       133,467
                                                ----------   ----------   -----------      --------       -------
Net realized gains on investments.............     703,043      150,075     4,218,503        17,598         9,514
Net increase in unrealized appreciation of
  investments.................................   3,414,730      785,984    28,860,483        76,868        11,925
                                                ----------   ----------   -----------      --------       -------
Net realized and unrealized gains on
  investments.................................   4,117,773      936,059    33,078,986        94,466        21,439
                                                ----------   ----------   -----------      --------       -------
Net increase in net assets resulting from
  operations..................................  $5,095,561   $1,831,145   $41,331,022     $ 175,466      $ 64,077
                                                ==========   ==========   ===========      ========       =======

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT A

                      STATEMENTS OF OPERATIONS (CONTINUED)

                      FOR THE YEAR ENDED DECEMBER 31, 1995

                                                              QUEST FOR VALUE ACCUMULATION TRUST
                                                --------------------------------------------------------------
                                                  MONEY
                                                  MARKET        BOND        EQUITY     SMALL CAP     MANAGED
                                                SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                ----------   ----------   ----------   ----------   ----------
Dividend income...............................   $ 22,791     $ 50,422     $    982     $  2,460    $   50,106
Mortality and expense risk charges (Note 3)...      5,745       10,545        3,166        5,398       120,855
                                                 --------     --------      -------      -------    ----------
Net investment income (loss)..................     17,046       39,877       (2,184)      (2,938)      (70,749)
                                                 --------     --------      -------      -------    ----------
Realized and unrealized gains on investments
  (Note 2):
  Proceeds from sales.........................    500,543      151,115       24,186       67,422       620,204
  Cost of shares sold.........................    500,543      147,491       20,102       63,599       518,771
                                                 --------     --------      -------      -------    ----------
Net realized gains on investments.............          0        3,624        4,084        3,823       101,433
Net increase in unrealized appreciation of
  investments.................................          0       66,019       75,352       58,016     3,336,819
                                                 --------     --------      -------      -------    ----------
Net realized and unrealized gains on
  investments.................................          0       69,643       79,436       61,839     3,438,252
                                                 --------     --------      -------      -------    ----------
Net increase in net assets resulting from
  operations..................................   $ 17,046     $109,520     $ 77,252     $ 58,901    $3,367,503
                                                 ========     ========      =======      =======    ==========

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT A

                      STATEMENTS OF CHANGES IN NET ASSETS

                        FOR THE YEAR ENDED DECEMBER 31,

                                                                                            MONY SERIES FUND, INC.
                                                                            ------------------------------------------------------
                                                                                                                        INTERMEDIATE
                                                                               EQUITY GROWTH         EQUITY INCOME      TERM BOND
                                                                                SUBACCOUNT            SUBACCOUNT        SUBACCOUNT
                                                                            -------------------   -------------------   ----------
                                                                              1995       1994       1995       1994        1995
                                                                            --------   --------   --------   --------   ----------
From operations:
  Net investment income...................................................  $ 11,524   $  2,161   $  9,964   $ 11,145   $  292,565
  Net realized gains (losses) on investments..............................     6,495      8,883      9,575      5,284      (25,477)
  Net increase (decrease) in unrealized appreciation of investments.......    27,822    (10,106)    43,846    (17,480)     502,043
                                                                            --------   --------   --------   --------   -----------
Net increase (decrease) in net assets resulting from operations...........    45,841        938     63,385     (1,051)     769,131
                                                                            --------   --------   --------   --------   -----------
From unit transactions:
  Net proceeds from the issuance of units.................................    14,140        931          0      1,308    1,002,924
  Net asset value of units redeemed or used to meet contract obligations..    13,354     17,715     41,390     25,568      993,119
                                                                            --------   --------   --------   --------   -----------
Net increase (decrease) from unit transactions............................       786    (16,784)   (41,390)   (24,260)       9,805
                                                                            --------   --------   --------   --------   -----------
Net increase (decrease) in net assets.....................................    46,627    (15,846)    21,995    (25,311)     778,936
Net assets beginning of year..............................................   163,409    179,255    227,810    253,121    5,842,393
                                                                            --------   --------   --------   --------   -----------
Net assets end of year*...................................................  $210,036   $163,409   $249,805   $227,810   $6,621,329
                                                                            ========   ========   ========   ========   ===========
Units outstanding beginning of year.......................................     8,121      8,985     12,401     13,713      398,645
Units issued during the year..............................................       602         43          0         69       62,985
Units redeemed during the year............................................       632        907      2,065      1,381       63,347
                                                                            --------   --------   --------   --------   -----------
Units outstanding end of year.............................................     8,091      8,121     10,336     12,401      398,283
                                                                            ========   ========   ========   ========   ===========
---------------
*Includes undistributed net investment
  income of:                                                                $ 32,493   $ 20,969   $100,358   $ 90,394   $1,346,640

                                                                                    MONY SERIES FUND, INC.
                                                                            ---------------------------------------
                                                                            INTERMEDIATE
                                                                            TERM BOND          LONG TERM BOND
                                                                            SUBACCOUNT           SUBACCOUNT
                                                                            ------------  -------------------------
                                                                                1994          1995          1994
                                                                             ----------   -----------   -----------
From operations:
  Net investment income....................................................  $  267,069   $   446,952   $   466,439
  Net realized gains (losses) on investments...............................     (36,270)       (2,381)       23,548
  Net increase (decrease) in unrealized appreciation of investments........    (390,623)    1,758,079    (1,185,741)
                                                                             -----------  ------------  ------------
Net increase (decrease) in net assets resulting from operations............    (159,824)   2,202,650      (695,754)
                                                                             -----------  ------------  ------------
From unit transactions:
  Net proceeds from the issuance of units..................................   2,137,359     1,593,024     2,625,849
  Net asset value of units redeemed or used to meet contract obligations...   1,484,343     1,201,141     2,942,799
                                                                             -----------  ------------  ------------
Net increase (decrease) from unit transactions.............................     653,016       391,883      (316,950)
                                                                             -----------  ------------  ------------
Net increase (decrease) in net assets......................................     493,192     2,594,533    (1,012,704)
Net assets beginning of year...............................................   5,349,201     7,723,242     8,735,946
                                                                             -----------  ------------  ------------
Net assets end of year*....................................................  $5,842,393   $10,317,775   $ 7,723,242
                                                                             ===========  ============  ============
Units outstanding beginning of year........................................     354,965       476,335       499,364
Units issued during the year...............................................     144,778        86,051       156,210
Units redeemed during the year.............................................     101,098        67,217       179,239
                                                                             -----------  ------------  ------------
Units outstanding end of year..............................................     398,645       495,169       476,335
                                                                             ===========  ============  ============
---------------
*Includes undistributed net investment
  income of:                                                                 $1,054,075   $ 2,300,661   $ 1,853,709

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT A

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                 MONY SERIES FUND, INC. (CONTINUED)
                                                                      ---------------------------------------------------------
                                                                              DIVERSIFIED                  MONEY MARKET
                                                                              SUBACCOUNT                    SUBACCOUNT
                                                                      ---------------------------   ---------------------------
                                                                        FOR THE        FOR THE        FOR THE        FOR THE
                                                                       YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                          1995           1994           1995           1994
                                                                      ------------   ------------   ------------   ------------
From operations:
  Net investment income.............................................    $  9,883       $  5,772     $   534,253    $   232,930
  Net realized gains on investments.................................      19,241          4,941               0              0
  Net increase (decrease) in unrealized appreciation of
    investments.....................................................      34,672        (11,623)              0              0
                                                                        --------       --------     -----------    -----------
Net increase (decrease) in net assets resulting from operations.....      63,796           (910)        534,253        232,930
                                                                        --------       --------     -----------    -----------
From unit transactions:
  Net proceeds from the issuance of units...........................      26,476          8,628      45,186,737     42,507,931
  Net asset value of units redeemed or used to meet contract
    obligations.....................................................     116,344         47,110      40,234,100     39,141,870
                                                                        --------       --------     -----------    -----------
Net increase (decrease) from unit transactions......................     (89,868)       (38,482)      4,952,637      3,366,061
                                                                        --------       --------     -----------    -----------
Net increase (decrease) in net assets...............................     (26,072)       (39,392)      5,486,890      3,598,991
Net assets beginning of year........................................     281,005        320,397      11,709,157      8,110,166
                                                                        --------       --------     -----------    -----------
Net assets end of year*.............................................    $254,933       $281,005     $17,196,047    $11,709,157
                                                                        ========       ========     ===========    ===========
Units outstanding beginning of year.................................      16,718         19,018         872,441        620,100
Units issued during the year........................................       1,375            526       3,284,314      3,214,369
Units redeemed during the year......................................       5,941          2,826       2,928,944      2,962,028
                                                                        --------       --------     -----------    -----------
Units outstanding end of year.......................................      12,152         16,718       1,227,811        872,441
                                                                        ========       ========     ===========    ===========
---------------
 * Includes undistributed net investment income of:                     $100,496       $ 90,613     $ 1,460,854    $   926,601
** Commencement of operations.

                                                                           MONY SERIES FUND,
                                                                           INC. (CONTINUED)
                                                                      ---------------------------
                                                                         GOVERNMENT SECURITIES
                                                                              SUBACCOUNT
                                                                      ---------------------------
                                                                                       FOR THE
                                                                                        PERIOD
                                                                                     DECEMBER 16,
                                                                        FOR THE        1994 **
                                                                       YEAR ENDED      THROUGH
                                                                      DECEMBER 31,   DECEMBER 31,
                                                                          1995           1994
                                                                      ------------   ------------
From operations:
  Net investment income.............................................    $ 24,828       $    130
  Net realized gains on investments.................................      13,596              0
  Net increase (decrease) in unrealized appreciation of
    investments.....................................................      (9,571)          (161)
                                                                        --------        -------
Net increase (decrease) in net assets resulting from operations.....      28,853            (31)
                                                                        --------        -------
From unit transactions:
  Net proceeds from the issuance of units...........................     905,752         25,706
  Net asset value of units redeemed or used to meet contract
    obligations.....................................................      46,064              0
                                                                        --------        -------
Net increase (decrease) from unit transactions......................     859,688         25,706
                                                                        --------        -------
Net increase (decrease) in net assets...............................     888,541         25,675
Net assets beginning of year........................................      25,675              0
                                                                        --------        -------
Net assets end of year*.............................................    $914,216       $ 25,675
                                                                        ========        =======
Units outstanding beginning of year.................................       2,571              0
Units issued during the year........................................      85,300          2,571
Units redeemed during the year......................................       4,300              0
                                                                        --------        -------
Units outstanding end of year.......................................      83,571          2,571
                                                                        ========        =======
---------------
 * Includes undistributed net investment income of:                     $ 24,958       $    130
** Commencement of operations.

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT A

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                            ENTERPRISE ACCUMULATION TRUST
                                                  ----------------------------------------------------------------------------------
                                                            EQUITY                    SMALL CAP                    MANAGED
                                                          SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                                  --------------------------  --------------------------  --------------------------
                                                    FOR THE       FOR THE       FOR THE       FOR THE       FOR THE       FOR THE
                                                   YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                      1995          1994          1995          1994          1995          1994
                                                  ------------  ------------  ------------  ------------  ------------  ------------
From operations:
  Net investment income.......................... $   977,788   $   139,265   $   895,086   $   577,930   $  8,252,036  $ 2,697,195
  Net realized gains (loss) on investments.......     703,043       266,597       150,075       295,680      4,218,503    4,500,670
  Net increase (decrease) in unrealized
    appreciation of investments..................   3,414,730      (140,222)      785,984      (993,907)    28,860,483   (6,171,838)
                                                  -----------   -----------   -----------   -----------   ------------  -----------
Net increase (decrease) in net assets resulting
  from operations................................   5,095,561       265,640     1,831,145      (120,297)    41,331,022    1,026,027
                                                  -----------   -----------   -----------   -----------   ------------  -----------
From unit transactions:
  Net proceeds from the issuance of units........   5,740,714     4,393,632     4,091,027     7,123,098     35,331,913   29,888,848
  Net asset value of units redeemed or used to
    meet contract obligations....................   2,181,404     1,388,936     2,597,244     2,524,254     12,561,716   15,783,741
                                                  -----------   -----------   -----------   -----------   ------------  -----------
Net increase from unit transactions..............   3,559,310     3,004,696     1,493,783     4,598,844     22,770,197   14,105,107
                                                  -----------   -----------   -----------   -----------   ------------  -----------
Net increase in net assets.......................   8,654,871     3,270,336     3,324,928     4,478,547     64,101,219   15,131,134
Net assets beginning of year.....................  12,764,779     9,494,443    16,098,042    11,619,495     85,431,789   70,300,655
                                                  -----------   -----------   -----------   -----------   ------------  -----------
Net assets end of year*.......................... $21,419,650   $12,764,779   $19,422,970   $16,098,042   $149,533,008  $85,431,789
                                                  ===========   ===========   ===========   ===========   ============  ===========
Units outstanding beginning of year..............     651,102       496,795       742,341       529,142      3,528,618    2,941,211
Units issued during the year.....................     242,264       223,727       182,069       330,290      1,137,075    1,208,188
Units redeemed during the year...................      94,814        69,420       116,958       117,091        411,869      620,781
                                                  -----------   -----------   -----------   -----------   ------------  -----------
Units outstanding end of year....................     798,552       651,102       807,452       742,341      4,253,824    3,528,618
                                                  ===========   ===========   ===========   ===========   ============  ===========
---------------
 * Includes undistributed net investment income
   (loss) of:.................................... $ 1,339,019   $   361,231   $ 1,836,130   $   941,044   $ 12,761,788  $ 4,509,752
** Commencement of operations.

                                                                 ENTERPRISE ACCUMULATION TRUST
                                                   --------------------------------------------------------
                                                      INTERNATIONAL GROWTH            HIGH YIELD BOND
                                                           SUBACCOUNT                   SUBACCOUNT
                                                   ---------------------------  ---------------------------
                                                                    FOR THE                      FOR THE
                                                                    PERIOD                       PERIOD
                                                                 NOVEMBER 22,                 NOVEMBER 22,
                                                     FOR THE        1994**        FOR THE        1994**
                                                    YEAR ENDED      THROUGH      YEAR ENDED      THROUGH
                                                   DECEMBER 31,  DECEMBER 31,   DECEMBER 31,  DECEMBER 31,
                                                       1995          1994           1995          1994
                                                   ------------  -------------  ------------  -------------
From operations:
  Net investment income..........................   $   81,000     ($    122)    $   42,638     $     922
  Net realized gains (loss) on investments.......       17,598          (458)         9,514             0
  Net increase (decrease) in unrealized
    appreciation of investments..................       76,868         2,139         11,925           537
                                                    ----------    ----------     ----------      --------
Net increase (decrease) in net assets resulting
  from operations................................      175,466         1,559         64,077         1,459
                                                    ----------    ----------     ----------      --------
From unit transactions:
  Net proceeds from the issuance of units........    1,635,614       195,813        870,043       145,312
  Net asset value of units redeemed or used to
    meet contract obligations....................      127,032         7,199         13,019             7
                                                    ----------    ----------     ----------      --------
Net increase from unit transactions..............    1,508,582       188,614        857,024       145,305
                                                    ----------    ----------     ----------      --------
Net increase in net assets.......................    1,684,048       190,173        921,101       146,764
Net assets beginning of year.....................      190,173             0        146,764             0
                                                    ----------    ----------     ----------      --------
Net assets end of year*..........................   $1,874,221     $ 190,173     $1,067,865     $ 146,764
                                                    ==========    ==========     ==========      ========
Units outstanding beginning of year..............       19,197             0         14,621             0
Units issued during the year.....................      160,171        19,940         78,634        14,622
Units redeemed during the year...................       12,294           743            897             1
                                                    ----------    ----------     ----------      --------
Units outstanding end of year....................      167,074        19,197         92,358        14,621
                                                    ==========    ==========     ==========      ========
---------------
 * Includes undistributed net investment income
   (loss) of:....................................   $   80,878     ($    122)    $   43,560     $     922
** Commencement of operations.

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT A

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                         QUEST FOR VALUE ACCUMULATION TRUST
                                                    ----------------------------------------------------------------------------
                                                            MONEY MARKET                        BOND                   EQUITY
                                                             SUBACCOUNT                      SUBACCOUNT              SUBACCOUNT
                                                    -----------------------------   -----------------------------   ------------
                                                                   FOR THE PERIOD                  FOR THE PERIOD
                                                                   SEPTEMBER 17,                   SEPTEMBER 17,
                                                      FOR THE          1994**         FOR THE          1994**         FOR THE
                                                     YEAR ENDED       THROUGH        YEAR ENDED       THROUGH        YEAR ENDED
                                                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                        1995            1994            1995            1994            1995
                                                    ------------   --------------   ------------   --------------   ------------
From operations:
 Net investment income (loss)......................   $ 17,046        $  4,237        $ 39,877        $ 12,296        ($ 2,184)
 Net realized gains (losses) on investments........          0               0           3,624            (141)          4,084
 Net increase (decrease) in unrealized appreciation
   of investments..................................          0               0          66,019         (18,076)         75,352
                                                      --------        --------       ---------        --------        --------
Net increase (decrease) in net assets resulting
 from operations...................................     17,046           4,237         109,520          (5,921)         77,252
                                                      --------        --------       ---------        --------        --------
From unit transactions:
 Net proceeds from the issuance of units...........    416,556         641,363           4,079         866,925          29,438
 Net asset value of units redeemed or used to meet
   contract obligations............................    469,730         171,376         140,292           2,158          19,982
                                                      --------        --------       ---------        --------        --------
Net increase (decrease) from unit transactions.....    (53,174)        469,987        (136,213)        864,767           9,456
                                                      --------        --------       ---------        --------        --------
Net increase (decrease) in net assets..............    (36,128)        474,224         (26,693)        858,846          86,708
Net assets beginning of year.......................    474,224               0         858,846               0         207,551
                                                      --------        --------       ---------        --------        --------
Net assets end of year*............................   $438,096        $474,224        $832,153        $858,846        $294,259
                                                      ========        ========       =========        ========        ========
Units outstanding beginning of year................     37,816               0          60,890               0          10,593
Units issued during the year.......................     32,841          51,569             274          61,044           1,189
Units redeemed during the year.....................     36,992          13,753           9,339             154             838
                                                      --------        --------       ---------        --------        --------
Units outstanding end of year......................     33,665          37,816          51,825          60,890          10,944
                                                      ========        ========       =========        ========        ========
---------------
 *Includes undistributed net investment income
 (loss) of:........................................   $ 21,283        $  4,237        $ 52,173        $ 12,296        ($ 2,951)
**Commencement of operations.

                                                                         QUEST FOR VALUE ACCUMULATION TRUST
                                                     -----------------------------------------------------------------------------
                                                         EQUITY                 SMALL CAP                        MANAGED
                                                       SUBACCOUNT              SUBACCOUNT                      SUBACCOUNT
                                                     --------------   -----------------------------   -----------------------------
                                                     FOR THE PERIOD                  FOR THE PERIOD                  FOR THE PERIOD
                                                     SEPTEMBER 17,                   SEPTEMBER 17,                   SEPTEMBER 17,
                                                         1994**         FOR THE          1994**         FOR THE          1994**
                                                        THROUGH        YEAR ENDED       THROUGH        YEAR ENDED       THROUGH
                                                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                          1994            1995            1994            1995            1994
                                                     --------------   ------------   --------------   ------------   --------------
From operations:
 Net investment income (loss)......................     ($   767)       ($ 2,938)       ($ 1,269)     ($   70,749 )    ($  28,155)
 Net realized gains (losses) on investments........          (12)          3,823             (52)         101,433          (6,303)
 Net increase (decrease) in unrealized appreciation
   of investments..................................       (5,128)         58,016            (145)       3,336,819        (353,082)
                                                        --------        --------        --------      -----------      ----------
Net increase (decrease) in net assets resulting
 from operations...................................       (5,907)         58,901          (1,466)       3,367,503        (387,540)
                                                        --------        --------        --------      -----------      ----------
From unit transactions:
 Net proceeds from the issuance of units...........      218,605          59,056         396,030          514,537       8,148,593
 Net asset value of units redeemed or used to meet
   contract obligations............................        5,147          60,028           2,434          465,075         119,927
                                                        --------        --------        --------      -----------      ----------
Net increase (decrease) from unit transactions.....      213,458            (972)        393,596           49,462       8,028,666
                                                        --------        --------        --------      -----------      ----------
Net increase (decrease) in net assets..............      207,551          57,929         392,130        3,416,965       7,641,126
Net assets beginning of year.......................            0         392,130               0        7,641,126               0
                                                        --------        --------        --------      -----------      ----------
Net assets end of year*............................     $207,551        $450,059        $392,130      $11,058,091     $ 7,641,126
                                                        ========        ========        ========      ===========      ==========
Units outstanding beginning of year................            0          18,271               0          315,452               0
Units issued during the year.......................       10,848           2,780          18,384           17,915         320,287
Units redeemed during the year.....................          255           2,632             113           16,054           4,835
                                                        --------        --------        --------      -----------      ----------
Units outstanding end of year......................       10,593          18,419          18,271          317,313         315,452
                                                        ========        ========        ========      ===========      ==========
---------------
 *Includes undistributed net investment income
 (loss) of:........................................     ($   767)       ($ 4,207)       ($ 1,269)     ($   98,904 )    ($  28,155)
**Commencement of operations.

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT A

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND BUSINESS

     MONY Variable Account A (the "Variable Account") is a separate investment account established on November 28, 1990 by The Mutual Life Insurance Company of New York ("MONY"), under the laws of the State of New York.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY's other assets and, at present, is used only to support Flexible Payment Variable Annuity Policies. These policies are issued by MONY. MONY is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY does not expect, based upon current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

     There are currently seventeen subaccounts within the Variable Account, each invests only in a corresponding portfolio of the MONY Series Fund, Inc. ("Fund"), Enterprise Accumulation Trust ("Enterprise") or the Quest for Value Accumulation Trust ("Quest") collectively the "Funds". The Funds are registered under the 1940 Act as open end, diversified, management investment companies.

     A full presentation of the related financial statements and footnotes of the Fund, Enterprise and Quest are contained on pages 66 to 128; 129 to 174; and 175 to 230; respectively, and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

  Investments:

     The investment in shares of each of the respective portfolios is stated at the net asset values of each portfolio. Except for the Money Market Portfolios, net asset values are based upon market quotations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset values are based on the amortized cost of the securities held which approximates value.

3. RELATED PARTY TRANSACTIONS

     MONY is the legal holder of the assets held by the Variable Account.

     Purchase payments received from MONY by the Variable Account represent gross purchase payments recorded by MONY less deductions retained for any premium taxes.

     A periodic deduction is made from the cash value of the contract for the annual contract charge. The deduction is for the expenses of administration and is treated by the Variable Account as a contractholder redemption. The amount deducted from all subaccounts for 1995 was $161,738.

     MONY receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 1.25 percent of aggregate average daily net assets. As MONY America, a wholly-owned subsidiary of MONY, acts as investment adviser to the Fund, it receives amounts paid by the Fund for those services.

     Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to Enterprise, and it receives amounts paid by Enterprise for those services.

                                      MONY

                               VARIABLE ACCOUNT A

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. CHANGE IN ADVISORY ARRANGEMENT

     Quest offered its shares to variable annuity separate accounts of the Mutual Life Insurance Company of New York ("MONY") and its affiliate, MONY Life Insurance Company of America as a funding vehicle for the MONYMaster and ValueMaster variable annuity contracts issued by them. Quest also offered its shares to variable annuity separate accounts of Provident Mutual Life Insurance Company of Philadelphia and its affiliate, Provident Mutual Life and Annuity Company of America (together, the "PM Companies") as a funding vehicle for certain variable annuity contracts issued by these insurers. Owners of ValueMaster contracts and contracts issued by the PM Companies are referred to herein as "non-MONYMaster" contract owners.

     On May 26, 1994, the Board of Trustees (the "Trustees") of Quest approved new advisory arrangements for the Equity, Small Cap and Managed Portfolios of Quest. Such advisory arrangements were approved by the shareholders of each portfolio at a special meeting called for such purpose (the "Special Meeting"). Under the new arrangements, Enterprise became the investment adviser for the three portfolios, and Quest for Value Advisors ("Quest Advisors"), the portfolios' former investment adviser, became sub-adviser to these portfolios, subject to the oversight of Enterprise. The two firms are rendering these services at the same aggregate annual advisory fee rate as is currently in effect (.60% of average daily net assets). The current advisory arrangements were not changed for the Bond and Money Market Portfolios of Quest.

     In connection with the implementation of new advisory arrangements as described above, the assets of the Equity, Small Cap, Managed, Bond and Money Market Portfolios of Quest supporting the non-MONYMaster contracts were transferred on a pro-rata basis to substantially identical corresponding portfolios of a newly-formed management investment company advised by Quest Advisors, the new Quest for Value Accumulation Trust (the "New Quest"). The division of net assets were in accordance with relative net asset value of the shares of each portfolio of Quest attributable to MONYMaster contract owners and non-MONYMaster contract owners, respectively. Shares of each portfolio attributable to non-MONYMaster contract owners were redeemed in kind at net asset value without a sales charge, and such assets were reinvested in the New Quest by using such assets to purchase an equivalent number of shares of the New Quest.

     The assets transferred to New Quest were as follows:

    Equity...................................................................  $  217,603
    Small Cap................................................................     318,781
    Managed..................................................................   8,126,663
    Bond.....................................................................     783,568
    Money Market.............................................................     626,212

     This transaction resulted in an adjustment to the basis of the net assets reinvested in New Quest. As a result, the Equity, Small Cap, Managed and Bond Subaccounts recognized unrealized appreciation/ (depreciation) of $37,748, ($254), $1,633,195 and ($80,426) on September 16, 1994 as a realized gain/(loss)
on the net assets redeemed.

                                      MONY

                               VARIABLE ACCOUNT A

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. INVESTMENTS

     Investments in MONY Series Fund, Inc. at cost, at December 31, 1995 consist of the following:

                              EQUITY      EQUITY     INTERMEDIATE   LONG TERM                     MONEY      GOVERNMENT
                              GROWTH      INCOME      TERM BOND        BOND      DIVERSIFIED     MARKET      SECURITIES
                             PORTFOLIO   PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO
                             ---------   ---------   ------------   ----------   -----------   -----------   ----------
Shares beginning of year:
  Shares...................      7,936      14,669       599,220       737,654       21,385     11,709,157       2,700
  Amount...................  $ 130,434   $ 212,781    $6,361,329    $8,830,039    $ 277,967    $11,709,157   $  25,836
                              --------    --------    ----------    ----------     --------    -----------    --------
Shares acquired:
  Shares...................        586           0       130,668       148,430        1,747     50,383,160     112,702
  Amount...................  $  14,140   $       0    $1,405,859    $1,808,602    $  26,476    $50,383,160   $1,152,041
Shares received for
  reinvestment of
  dividends:
  Shares...................        550         655        34,918        43,252          857        691,256       2,850
  Amount...................  $  13,818   $  12,854    $  369,082    $  557,081    $  13,480    $   691,256   $  29,095
Shares redeemed:
  Shares...................        707       2,585       138,379       128,267        7,772     45,587,526      28,711
  Amount...................  $   9,153   $  34,705    $1,498,048    $1,529,229    $ 100,700    $45,587,526   $ 283,024
                              --------    --------    ----------    ----------     --------    -----------    --------
Net change:
  Shares...................        429      (1,930)       27,207        63,415       (5,168)     5,486,890      86,841
  Amount...................  $  18,805   ($ 21,851)   $  276,893    $  836,454    ($ 60,744)   $ 5,486,890   $ 898,112
                              --------    --------    ----------    ----------     --------    -----------    --------
Shares end of year:
  Shares...................      8,365      12,739       626,427       801,069       16,217     17,196,047      89,541
  Amount...................  $ 149,239   $ 190,930    $6,638,222    $9,666,493    $ 217,223    $17,196,047   $ 923,948
                              ========    ========    ==========    ==========     ========    ===========    ========

                                      MONY

                               VARIABLE ACCOUNT A

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. INVESTMENTS (CONTINUED)
     Investments in Enterprise Accumulation Trust, Inc. at cost, at December 31, 1995 consist of the following:

                                                                              INTERNATIONAL   HIGH YIELD
                                     EQUITY       SMALL CAP      MANAGED         GROWTH          BOND
                                    PORTFOLIO     PORTFOLIO     PORTFOLIO       PORTFOLIO     PORTFOLIO
                                   -----------   -----------   ------------   -------------   ----------
Shares beginning of year:
  Shares.........................      704,069       916,745      4,103,352          38,419       29,471
  Amount.........................  $12,309,407   $16,031,619   $ 84,677,761    $    188,034   $  146,227
                                   -----------   -----------   ------------      ----------   ----------
Shares acquired:
  Shares.........................      317,112       264,655      1,512,069         347,010      188,057
  Amount.........................  $ 6,761,111   $ 4,717,127   $ 38,830,318    $  1,783,438   $  993,215
Shares received for reinvestment
  of dividends:
  Shares.........................       57,653        63,325        397,823          17,129       10,476
  Amount.........................  $ 1,189,471   $ 1,110,701   $  9,739,464    $     92,801   $   49,428
Shares redeemed:
  Shares.........................      161,504       193,698        684,199          54,936       26,899
  Amount.........................  $ 2,710,441   $ 3,288,884   $ 13,329,046    $    269,059   $  133,467
                                   -----------   -----------   ------------      ----------   ----------
Net change:
  Shares.........................      213,261       134,282      1,225,693         309,203      171,634
  Amount.........................  $ 5,240,141   $ 2,538,944   $ 35,240,736    $  1,607,180   $  909,176
                                   -----------   -----------   ------------      ----------   ----------
Shares end of year:
  Shares.........................      917,330     1,051,027      5,329,045         347,622      201,105
  Amount.........................  $17,549,548   $18,570,563   $119,918,497    $  1,795,214   $1,055,403
                                   ===========   ===========   ============      ==========   ==========

                                      MONY

                               VARIABLE ACCOUNT A

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. INVESTMENTS (CONTINUED)
     Investments in Quest for Value Accumulation Trust, Inc. at cost, at December 31, 1995 consist of the following:

                                               MONEY
                                              MARKET       BOND       EQUITY     SMALL CAP    MANAGED
                                             PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO
                                             ---------   ---------   ---------   ---------   ----------
Shares beginning of year:
  Shares...................................    474,224      93,353      11,454      22,562      366,833
  Amount...................................  $ 474,224   $ 876,922   $ 212,679   $ 392,275   $7,994,208
                                              --------    --------    --------    --------   ----------
Shares acquired:
  Shares...................................    441,624         464       1,324       3,534       21,652
  Amount...................................  $ 441,624   $   4,357   $  30,476   $  61,052   $  548,811
Shares received for reinvestment of
  dividends:
  Shares...................................     22,619       5,141          51         145        2,203
  Amount...................................  $  22,619   $  50,113   $     982   $   2,460   $   50,106
Shares redeemed:
  Shares...................................    500,543      15,690       1,082       3,636       23,797
  Amount...................................  $ 500,543   $ 147,491   $  20,102   $  63,599   $  518,771
                                              --------    --------    --------    --------   ----------
Net change:
  Shares...................................    (36,300)    (10,085)        293          43           58
  Amount...................................  ($ 36,300)  ($ 93,021)  $  11,356   ($     87)  $   80,146
                                              --------    --------    --------    --------   ----------
Shares end of year:
  Shares...................................    437,924      83,268      11,747      22,605      366,891
  Amount...................................  $ 437,924   $ 783,901   $ 224,035   $ 392,188   $8,074,354
                                              ========    ========    ========    ========   ==========

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
Mutual Life Insurance Company of New York and the
Contractholders of MONY Variable Account A:

     We have audited the accompanying statements of assets and liabilities of MONY Variable Account A (comprising, respectively, the MONY Series Fund, Inc.'s Equity Growth, Equity Income, Intermediate Term Bond, Long Term Bond, Diversified, Money Market and Government Securities Subaccounts; the Enterprise Accumulation Trust's Equity, Small Cap, Managed (formerly, three of the subaccounts constituting the Quest for Value Accumulation Trust), International Growth and High Yield Bond Subaccounts; and the Quest for Value Accumulation Trust's Money Market, Bond, Equity, Small Cap, and Managed Subaccounts as of December 31, 1995, the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended for all of the subaccounts except MONY Series Fund, Inc.'s Government Securities Subaccount for which the period is for the year ended December 31, 1995 and for the period from December 16, 1994 (commencement of operations) to December 31, 1994; the Enterprise Accumulation Trust's International Growth and High Yield Bond Subaccounts for which the period is for the year ended December 31, 1995 and for the period from November 22, 1994 (commencement of operations) to December 31, 1994; and the Quest for Value Accumulation Trust's Subaccounts for which the period is for the year ended December 31, 1995 and for the period from September 17, 1994 (commencement of operations) to December 31, 1994. These financial statements are the responsibility of MONY's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting MONY Variable Account A as of December 31, 1995, and the results of their operations and the changes in their net assets for each of the periods referred to above, in conformity with generally accepted accounting principles.

                                          COOPERS & LYBRAND L.L.P.

New York, New York
February 19, 1996

                             MONY SERIES FUND, INC.

                            EQUITY GROWTH PORTFOLIO

     The economic outlook is uncertain--growth should continue, but at a slower rate. Factors that improve the overall environment such as low inflation, a stronger dollar, and slow growth, have generally a detrimental effect on corporate earnings. Fewer companies may be able to meet or exceed earnings expectations. Later in the year, the outlook should become a bit more clear and companies will have adjusted to the new conditions, but until then, some defensiveness and reduced risk levels seem in order.

     Earlier in the year, the Portfolio reduced holdings of cyclical stocks in the basic materials and capital spending sectors as the economy began to slow. In the fourth quarter, technology stocks were also reduced in weight. Cyclicals and technology may again be attractive later in the year if the earnings outlook improves, but for now, they represent less of the Portfolio than they did a year ago.

     From a defensive point of view, the energy sector, particularly international oils, was increased. Healthcare remains an overweight with the emphasis on drugs and H.M.O.'s. Other holdings in the consumer staples sector include soft drinks, entertainment and tobacco stocks. Oils, healthcare and consumer staples are less dependent on the economy for earnings growth, and should be less likely to report a negative surprise.

     Financial stocks continue to represent an overweight in the Portfolio--banks have been reduced, but insurance and some of the specialty companies remain as important holdings. The Portfolio has thus reduced some of the more volatile sectors and increased some of the more stable sectors, somewhat reducing the potential earnings volatility. The cyclical stocks have experienced a correction. They are beginning to adapt to the new environment and may become relatively more attractive if the stable sectors outperform. The long-term outlook continues to be attractive, and at some point, this Portfolio will likely be moving back toward cyclicals and technology.

            COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENTS IN
MONY SERIES FUND, INC. EQUITY GROWTH PORTFOLIO AND TOTAL RETURN ON S&P 500 INDEX

      MEASUREMENT PERIOD          MONY SERIES
    (FISCAL YEAR COVERED)         FUND, INC.      S&P 500 INDEX
1985                                     10000           10000
1986                                  11047.88           11847
1987                                  12036.43        12466.60
1988                                  13483.65        14562.24
1989                                  17640.58        19147.89
1990                                  17385.40        18540.90
1991                                  23410.38        24205.14
1992                                  23213.85        26061.67
1993                                  25478.60        28665.23
1994                                  26020.17        29040.74
1995                                  33969.02        39910.69

  PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. ASSUMES REINVESTMENT OF
                                   DIVIDENDS.

                             MONY SERIES FUND, INC.

                            EQUITY GROWTH PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1995

                                     ASSETS
Securities, at value (cost $1,360,767) (Note 2)..................................  $1,770,591
Cash.............................................................................     110,675
Dividends receivable.............................................................       2,076
                                                                                   ----------
          Total assets...........................................................   1,883,342
                                                                                   ----------
                                   LIABILITIES
Payable for fund shares redeemed.................................................         239
Accrued expenses:
     Investment advisory fees....................................................         638
     Custodian fees..............................................................         902
     Professional fees...........................................................       7,226
     Insurance fees..............................................................         768
                                                                                   ----------
          Total liabilities......................................................       9,773
                                                                                   ----------
Net assets.......................................................................  $1,873,569
                                                                                    =========
Net assets consist of:
     Capital stock--authorized 150,000,000 shares of $.01 par value; outstanding,
      74,621 shares..............................................................  $      746
     Additional paid-in capital..................................................   1,465,664
     Distribution in excess of realized capital gains............................      (2,665)
     Net unrealized appreciation of investments..................................     409,824
                                                                                   ----------
          Total net assets.......................................................  $1,873,569
                                                                                    =========
Net asset value per share of outstanding capital stock ($1,873,569/74,621
  shares)........................................................................  $    25.11
                                                                                    =========

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

                            EQUITY GROWTH PORTFOLIO

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 1995

Investment income:
     Dividends....................................................................  $ 25,185
     Interest.....................................................................    23,269
                                                                                    --------
          Total investment income.................................................    48,454
                                                                                    --------
Expenses:
     Investment advisory fees (Note 3)............................................     7,056
     Custodian fees...............................................................     6,540
     Professional fees............................................................     8,042
     Director fees................................................................       321
     Miscellaneous fees...........................................................       378
                                                                                    --------
          Total expenses..........................................................    22,337
          Expense reduction.......................................................      (766)
                                                                                    --------
          Net expenses............................................................    21,571
                                                                                    --------
Net investment income.............................................................    26,883
                                                                                    --------
Realized and unrealized gain on investments (Note 2):
     Realized gain from security transactions:
          Proceeds from sales.....................................................   535,224
          Cost of securities sold.................................................   441,492
                                                                                    --------
Net realized gain on investments..................................................    93,732
Net increase in unrealized appreciation of investments............................   349,191
                                                                                    --------
Net realized and unrealized gain on investments...................................   442,923
                                                                                    --------
Net increase in net assets resulting from operations..............................  $469,806
                                                                                    ========

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

                            EQUITY GROWTH PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                     FOR THE          FOR THE
                                                                    YEAR ENDED       YEAR ENDED
                                                                   DECEMBER 31,     DECEMBER 31,
                                                                       1995             1994
                                                                   ------------     ------------
From operations:
     Net investment income.......................................   $   26,883      $    623,681
     Net realized gains on investments (Note 2)..................       93,732         3,590,837
     Net increase (decrease) in unrealized appreciation of
      investments................................................      349,191        (6,489,649)
                                                                    ----------      ------------
Net increase (decrease) in net assets resulting from
  operations.....................................................      469,806        (2,275,131)
                                                                    ----------      ------------
Dividends and distributions to shareholders from:
     Net investment income
       ($.39 and $.36 per share)(Note 4).........................      (26,948)          (26,307)
     Net realized gain from investment transactions
       ($1.34 and $.20 per share)(Note 4)........................      (93,732)          (14,490)
     Distribution in excess of realized capital gains
       ($.04 and $.00 per share)(Note 4).........................       (2,611)                0
                                                                    ----------      ------------
          Total dividends and distributions to shareholders......     (123,291)          (40,797)
                                                                    ----------      ------------
From capital stock transactions:
     Proceeds from issuance of shares
       (14,901 and 725,845 shares) (Note 5)......................      348,609        14,972,346
     Proceeds from dividends and distributions reinvested
       (4,910 and 1,981 shares) (Note 4).........................      123,291            40,797
     Net asset value of shares redeemed
       (20,796 and 3,500,693 shares).............................     (501,382)      (70,104,135)
                                                                    ----------      ------------
Net decrease in net assets resulting from capital stock
  transactions...................................................      (29,482)      (55,090,992)
                                                                    ----------      ------------
Net increase (decrease) in net assets............................      317,033       (57,406,920)
Net assets beginning of year.....................................    1,556,536        58,963,456
                                                                    ----------      ------------
Net assets end of year (including undistributed net investment
  income of $0 and $65, respectively)............................   $1,873,569      $  1,556,536
                                                                    ==========      ============

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

                            EQUITY GROWTH PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 1995

                                                                                       VALUE
 SHARES                                                                               (NOTE 2)
--------                                                                             ----------
            COMMON STOCKS--89.2%
            AEROSPACE/DEFENSE--0.9%
     200    Boeing Co. ............................................................  $   15,675
                                                                                       --------
            AIRLINES--4.3%
     300    AMR Corp.*.............................................................      22,275
     300    Delta Airlines Inc. ...................................................      22,163
     200    UAL Corp. .............................................................      35,700
                                                                                       --------
                                                                                         80,138
                                                                                       --------
            AUTOMOBILES--2.4%
     400    Chrysler Corp. ........................................................      22,150
     400    Ford Motor Co. ........................................................      11,600
     200    General Motors Corp. Class (E).........................................      10,575
                                                                                       --------
                                                                                         44,325
                                                                                       --------
            BANKS/MAJOR--2.1%
     200    Bankamerica Corp. .....................................................      12,950
     400    Citicorp...............................................................      26,900
                                                                                       --------
                                                                                         39,850
                                                                                       --------
            BANKS/REGIONAL--2.3%
     400    Banc One, Corp. .......................................................      15,100
     200    First Interstate Bancorp...............................................      27,300
                                                                                       --------
                                                                                         42,400
                                                                                       --------
            BEVERAGES--1.6%
     400    Coca-Cola Co. .........................................................      29,700
                                                                                       --------
            BIOTECHNOLOGY--1.3%
     400    Amgen, Inc.*...........................................................      23,750
                                                                                       --------
            CABLETELEVISION--1.5%
     700    Comcast Corp. Class (A)................................................      12,731
     150    Tele Communications, Inc./Liberty Media Group, Series (A)*.............       4,031
     600    Tele Communications, Inc./TCI Group, Series (A)*.......................      11,925
                                                                                       --------
                                                                                         28,687
                                                                                       --------
            CHEMICALS--4.0%
     100    Dow Chemical Co. ......................................................       7,038
     300    duPont (E.I.) de Nemours & Co. ........................................      20,963
     400    Hercules, Inc. ........................................................      22,550
     200    Monsanto, Co. .........................................................      24,500
                                                                                       --------
                                                                                         75,051
                                                                                       --------

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

                            EQUITY GROWTH PORTFOLIO

                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                               DECEMBER 31, 1995

                                                                                       VALUE
 SHARES                                                                               (NOTE 2)
 ------                                                                               --------
            COMMUNICATION SERVICES--0.6%
     400    Airtouch Communications Inc.*..........................................  $   11,300
                                                                                       --------
            COSMETICS--0.6%
     200    Gillette Co. ..........................................................      10,425
                                                                                       --------
            DRUGS--9.1%
     500    Merck & Co., Inc. .....................................................      32,875
     600    Pfizer Inc. ...........................................................      37,800
     500    Pharmacia & Upjohn Inc. ...............................................      27,750
     600    Schering-Plough Corp. .................................................      19,375
     500    Smithkline Beecham, PLC, ADR+..........................................      32,850
     200    Warner Lambert Co. ....................................................      19,425
                                                                                       --------
                                                                                        170,075
                                                                                       --------
            ELECTRIC--2.8%
     200    Emerson Electric Co. ..................................................      16,350
     500    General Electric Co. ..................................................      36,000
                                                                                       --------
                                                                                         52,350
                                                                                       --------
            ELECTRONICS--5.3%
     500    AMP, Inc. .............................................................      19,188
     200    Applied Materials, Inc.*...............................................       7,875
     200    Hewlett-Packard Co. ...................................................      16,750
     200    Intel Corp. ...........................................................      11,350
     300    Motorola, Inc. ........................................................      17,100
     600    Silicon Graphics, Inc.*................................................      16,500
     200    Texas Instruments, Inc. ...............................................      10,350
                                                                                       --------
                                                                                         99,113
                                                                                       --------
            ENGINEERING & CONSTRUCTION--2.0%
     300    Fluor, Corp. ..........................................................      19,800
     400    Foster Wheeler Corp. ..................................................      17,000
                                                                                       --------
                                                                                         36,800
                                                                                       --------
            ENTERTAINMENT--4.7%
     400    Disney (Walt) Co. .....................................................      23,600
   1,000    News Corp., ADR+.......................................................      21,375
     500    Time Warner, Inc. .....................................................      18,937
     500    Viacom, Inc. Class (B)*................................................      23,688
                                                                                       --------
                                                                                         87,600
                                                                                       --------

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

                            EQUITY GROWTH PORTFOLIO

                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                               DECEMBER 31, 1995

                                                                                       VALUE
 SHARES                                                                               (NOTE 2)
 ------                                                                               --------
            FINANCIAL SERVICES--2.9%
     200    Federal Home Loan Mortgage Corp. ......................................  $   16,700
     300    Federal National Mortgage Assoc. ......................................      37,238
                                                                                       --------
                                                                                         53,938
                                                                                       --------
            FOOD PRODUCTS--0.6%
     200    General Mills Inc. ....................................................      11,550
                                                                                       --------
            FOREST PRODUCTS--0.4%
     100    Georgia-Pacific Corp. .................................................       6,863
                                                                                       --------
            HOSPITAL MANAGEMENT--2.9%
     400    Columbia/HCA Healthcare Corp. .........................................      20,300
     100    Oxford Health Plans, Inc.*.............................................       7,388
     200    United Healthcare Corp. ...............................................      13,100
     300    U.S. Healthcare, Inc. .................................................      13,950
                                                                                       --------
                                                                                         54,738
                                                                                       --------
            HOSPITAL SUPPLIES--1.4%
     300    Johnson & Johnson......................................................      25,688
                                                                                       --------
            INSURANCE--2.3%
     300    American International Group, Inc. ....................................      27,750
     100    General Re Corp. ......................................................      15,500
                                                                                       --------
                                                                                         43,250
                                                                                       --------
            MACHINERY--3.4%
     300    Case Corp. ............................................................      13,725
     200    Caterpillar, Inc. .....................................................      11,750
     600    Deere & Co. ...........................................................      21,150
     500    Ingersoll-Rand Co. ....................................................      17,563
                                                                                       --------
                                                                                         64,188
                                                                                       --------
            METALS--1.7%
     600    Aluminum Company of America............................................      31,725
                                                                                       --------
            OFFICE & BUSINESS EQUIPMENT--4.2%
     300    Compaq Computer Corp.*.................................................      14,400
     200    General Motors, Corp. Class (E)........................................      10,400
   1,000    Inference Corp. Class (A)..............................................      19,000
     100    International Business Machines Corp. .................................       9,175
     100    Microsoft, Corp.*......................................................       8,775
     400    Oracle Corp.*..........................................................      16,950
                                                                                       --------
                                                                                         78,700
                                                                                       --------

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

                            EQUITY GROWTH PORTFOLIO

                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                               DECEMBER 31, 1995

                                                                                       VALUE
 SHARES                                                                               (NOTE 2)
 ------                                                                               --------
            OIL--DOMESTIC--0.9%
     100    Atlantic Richfield Co. ................................................  $   11,075
     200    Union Pacific Resources Group Inc. ....................................       5,075
                                                                                       --------
                                                                                         16,150
                                                                                       --------
            OIL--INTERNATIONAL--6.4%
     300    Amoco Corp. ...........................................................      21,563
     101    British Petroleum, PLC. ...............................................      10,315
     400    Chevron Corp. .........................................................      21,000
     200    Exxon Corp. ...........................................................      16,025
     200    Mobil Corp. ...........................................................      22,400
     100    Royal Dutch Petroleum Co. .............................................      14,113
     200    Texaco, Inc. ..........................................................      15,700
                                                                                       --------
                                                                                        121,116
                                                                                       --------
            PAPER--1.8%
     400    Fort Howard Corp.*.....................................................       9,000
     400    International Paper Co. ...............................................      15,150
     200    Mead Corp. ............................................................      10,450
                                                                                       --------
                                                                                         34,600
                                                                                       --------
            POLLUTION CONTROL--1.7%
     500    Browning-Ferris Inds., Inc. ...........................................      14,750
     600    WMX Technologies, Inc. ................................................      17,925
                                                                                       --------
                                                                                         32,675
                                                                                       --------
            RAILROADS--1.8%
     200    Burlington Northern Sante Fe Corp. ....................................      15,600
     400    CSX Corp. .............................................................      18,250
                                                                                       --------
                                                                                         33,850
                                                                                       --------
            RESTAURANTS--0.9%
     400    McDonald's Corp. ......................................................      18,050
                                                                                       --------
            SOAPS--0.9%
     200    Procter & Gamble Co. ..................................................      16,600
                                                                                       --------
            SPECIALTY RETAIL SALES--2.0%
     300    GAP Inc. ..............................................................      12,600
     200    Nautica Enterprises, Inc.*.............................................       8,750
     400    Tommy Hilfiger Corp.*..................................................      16,950
                                                                                       --------
                                                                                         38,300
                                                                                       --------
            TELECOMMUNICATIONS--0.9%
     500    Worldcom Inc.*.........................................................      17,625
                                                                                       --------

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

                            EQUITY GROWTH PORTFOLIO

                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                               DECEMBER 31, 1995

                                                                                       VALUE
 SHARES                                                                               (NOTE 2)
 ------                                                                               --------
            TELECOMMUNICATIONS EQUIPMENT--4.5%
     300    Cabletron Systems, Inc.*...............................................  $   24,300
     200    Cisco Systems, Inc.*...................................................      14,926
     300    DSC Communications Corp.*..............................................      11,064
     700    Ericsson (L.M.) Telephone, Co. Class (B)...............................      13,650
     200    Nokia Corp. ADS........................................................       7,775
     400    Octel Communications Corp. ............................................      12,900
                                                                                       --------
                                                                                         84,615
                                                                                       --------
            TELECOMMUNICATIONS SOFTWARE--0.2%
     100    Maxis Inc. ............................................................       3,800
                                                                                       --------
            TOBACCO--1.9%
     400    Philip Morris Cos., Inc. ..............................................      36,191
                                                                                       --------
            Total Common Stocks (cost $1,261,627)..................................   1,671,451
                                                                                       --------

PRINCIPAL
 AMOUNT
--------
            U.S. GOVERNMENT AGENCY OBLIGATIONS--5.3%
$100,000    Federal Home Loan Mortgage Co., 5.53%, due 02/26/96....................      99,140
                                                                                     ----------
            Total U.S. Government Agency Obligations (cost $99,140)................      99,140
                                                                                     ----------
            Total Investments (cost $1,360,767)............................   94.5%   1,770,591
            Other Assets less Liabilities..................................    5.5%     102,978
                                                                             -----   ----------
            Net Assets.....................................................  100.0%  $1,873,569
                                                                             =====   ==========
The aggregate cost of securities for federal income tax purposes at December 31,
  1995 is $1,363,432.
     The following amounts are based on costs for federal income tax purposes.
            Aggregate gross unrealized appreciation................................  $  427,160
            Aggregate gross unrealized depreciation................................     (20,001)
                                                                                     ----------
            Net unrealized appreciation............................................  $  407,159
                                                                                     ==========

---------------
* Non-income producing security as defined by the Investment Company Act of 1940.
+  American Depository Receipts.
   Percentages are based on net assets.

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

                            EQUITY INCOME PORTFOLIO

     In an uncertain environment with valuations high and the earnings outlook questionable, some defensiveness in the Portfolio strategy seems warranted. The Portfolio is overweight in financial stocks, telephones and international oils. These groups have above average dividend yields, should have increased earnings in 1996, and are generally less sensitive to the economy.

     If the Fed continues to ease, the Portfolio will likely increase exposure to cyclical stocks. The auto, credit sensitive financials, building related and retail stocks are among early consumer cyclicals which generally do well when the Fed is easing. We reduced holdings of basic materials and capital spending related stocks when monetary policy turned restrictive and the economy weakened. These groups have corrected, are once again reasonably valued, and have had most of the excess expectations taken out of them. Sometime in 1996, these cyclicals should again be emphasized in the Portfolio.

     Healthcare has been a major holding, but many of the drug stocks have moved and can no longer be bought, and in some cases, will likely be sold due to our yield discipline. The group continues to look attractive, but this attractiveness has not gone undiscovered.

     The market is at new high absolute levels and is selling in historically rich valuation territory. Based on history, the market has looked overvalued for much of the past year, especially the dividend yield and price to book value. Measures based on earnings and interest rates look a bit better, but most investor's concern has centered on overall market valuation. Conditions have been favorable, but the market already knows it.

     If everything works out, fiscal conservatism becomes the new political reality, and a credible budget deal is arrived at, then interest rates could continue to decline. This much more positive political environment could justify a new high level of valuation for the market, at least compared with the recent past. This Portfolio with its heavy weight in interest sensitive stocks, should participate in any ensuing upward move in the market. Although the basic strategy is currently defensive, some of these defensive groups (financials, utilities, and oils) have offensive characteristics in a slow growth, low inflation environment.

            COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENTS IN
MONY SERIES FUND, INC. EQUITY INCOME PORTFOLIO AND TOTAL RETURN ON S&P 500 INDEX

      MEASUREMENT PERIOD          MONY SERIES
    (FISCAL YEAR COVERED)         FUND, INC.      S&P 500 INDEX
1985                                     10000           10000
1986                                  11911.50           11847
1987                                  12807.38        12466.60
1988                                  15298.59        14562.24
1989                                  18727.80        19147.89
1990                                  17467.02        18540.90
1991                                  21015.44        24205.14
1992                                  23183.01        26061.67
1993                                  26460.82        28665.23
1994                                  26670.19        29040.74
1995                                  35497.29        39910.69

  PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. ASSUMES REINVESTMENT OF
                                   DIVIDENDS.

                             MONY SERIES FUND, INC.

                            EQUITY INCOME PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1995

                                     ASSETS
Securities, at value (cost $13,736,293) (Note 2)................................  $18,037,659
Cash............................................................................       72,379
Receivable for fund shares sold.................................................            9
Dividends receivable............................................................       38,933
                                                                                  -----------
          Total assets..........................................................   18,148,980
                                                                                  -----------
                                  LIABILITIES
Payable for fund shares redeemed................................................       35,726
Accrued expenses:
  Investment advisory fees......................................................        6,184
  Custodian fees................................................................        1,447
  Professional fees.............................................................       10,470
  Insurance fees................................................................        4,118
                                                                                  -----------
          Total liabilities.....................................................       57,945
                                                                                  -----------
Net assets......................................................................  $18,091,035
                                                                                   ==========
Net assets consist of:
  Capital stock--authorized 150,000,000 shares of $.01 par value; outstanding,
     922,757 shares.............................................................  $     9,228
  Additional paid-in capital....................................................   13,751,975
  Undistributed net investment income...........................................       28,990
  Distributions in excess of realized capital gains.............................         (524)
  Net unrealized appreciation of investments....................................    4,301,366
                                                                                  -----------
          Total net assets......................................................  $18,091,035
                                                                                   ==========
Net asset value per share of outstanding capital stock ($18,091,035/922,757
  shares).......................................................................       $19.61
                                                                                       ======

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

                            EQUITY INCOME PORTFOLIO

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 1995

Investment income:
     Dividends...................................................................  $  524,805
     Interest....................................................................     178,726
                                                                                   ----------
          Total investment income................................................     703,531
                                                                                   ----------
Expenses:
     Investment advisory fees (Note 3)...........................................      68,915
     Custodian fees..............................................................       9,342
     Professional fees...........................................................      10,071
     Director fees...............................................................       4,104
     Miscellaneous fees..........................................................       3,648
                                                                                   ----------
            Total expenses.......................................................      96,080
            Expense reduction....................................................        (769)
                                                                                   ----------
            Net expenses.........................................................      95,311
                                                                                   ----------
Net investment income............................................................     608,220
                                                                                   ----------
Realized and unrealized gain on investments (Note 2):
     Realized gain from security transactions:
          Proceeds from sales....................................................   3,873,059
          Cost of securities sold................................................   3,508,043
                                                                                   ----------
Net realized gain on investments.................................................     365,016
Net increase in unrealized appreciation of investments...........................   3,968,525
                                                                                   ----------
Net realized and unrealized gain on investments..................................   4,333,541
                                                                                   ----------
Net increase in net assets resulting from operations.............................  $4,941,761
                                                                                   ==========

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

                            EQUITY INCOME PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                      FOR THE         FOR THE
                                                                     YEAR ENDED     YEAR ENDED
                                                                    DECEMBER 31,   DECEMBER 31,
                                                                        1995           1994
                                                                    ------------   -------------
From operations:
     Net investment income........................................  $    608,220   $   2,839,111
     Net realized gain on investments (Note 2)....................       365,016      18,303,505
     Net increase (decrease) in unrealized appreciation of
      investments.................................................     3,968,525     (21,708,034)
                                                                    ------------    ------------
Net increase (decrease) in net assets resulting from operations...     4,941,761        (565,418)
                                                                    ------------    ------------
Dividends and distributions to shareholders from:
     Net investment income
       ($.65 and $.64 per share) (Note 4).........................      (567,903)       (628,966)
     Net realized gain from investment transactions
       ($.41 and $.39 per share) (Note 4).........................      (365,016)       (377,073)
                                                                    ------------    ------------
Total dividends and distributions.................................      (932,919)     (1,006,039)
                                                                    ------------    ------------
From capital stock transactions:
     Proceeds from issuance of shares
       (26,583 and 1,068,394 shares) (Note 5).....................       489,847      17,693,623
     Proceeds from dividends and distributions reinvested
       (47,574 and 64,780 shares) (Note 4)........................       932,919       1,006,039
     Net asset value of shares redeemed
       (195,103 and 9,301,832 shares).............................    (3,545,498)   (152,253,591)
                                                                    ------------    ------------
Net decrease in net assets resulting from capital stock
  transactions....................................................    (2,122,732)   (133,553,929)
                                                                    ------------    ------------
Net increase (decrease) in net assets.............................     1,886,110    (135,125,386)
Net assets beginning of year......................................    16,204,925     151,330,311
                                                                    ------------    ------------
Net assets end of year (including undistributed net investment
  income of $28,990 and $0, respectively).........................  $ 18,091,035   $  16,204,925
                                                                    ============    ============

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

                            EQUITY INCOME PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 1995

                                                                                       VALUE
 SHARES                                                                              (NOTE 2)
--------                                                                            -----------
            COMMON STOCKS--94.7%
            AEROSPACE/DEFENSE--2.1%
   3,000    Northrop Grumman Corp. ...............................................  $   192,000
   2,000    United Technologies Corp. ............................................      189,750
                                                                                     ----------
                                                                                        381,750
                                                                                     ----------
            AUTOMOBILES--1.4%
   2,500    Chrysler Corp. .......................................................      138,438
   4,000    Ford Motor, Co. ......................................................      116,000
                                                                                     ----------
                                                                                        254,438
                                                                                     ----------
            AUTO PARTS--1.3%
   8,000    Dana Corp. ...........................................................      234,000
                                                                                     ----------
            BANKS--2.7%
   3,000    Bank of New York Co., Inc. ...........................................      146,250
   2,000    Bankamerica Corp. ....................................................      129,500
   2,000    Chase Manhattan Corp. ................................................      121,250
   1,500    Chemical Banking Corp. ...............................................       88,125
                                                                                     ----------
                                                                                        485,125
                                                                                     ----------
            BANK/REGIONAL--3.0%
   3,500    Banc One, Corp. ......................................................      132,125
   1,500    First Interstate Bancorp..............................................      204,750
   2,500    First Union Corp. ....................................................      139,063
   1,000    Nationsbank Corp. ....................................................       69,625
                                                                                     ----------
                                                                                        545,563
                                                                                     ----------
            CHEMICALS--3.3%
     700    Dow Chemical Co. .....................................................       49,262
   2,500    duPont (E.I.) de Nemours & Co. .......................................      174,688
   2,000    Monsanto Co. .........................................................      245,000
     500    Olin Corp. ...........................................................       37,125
   3,000    Witco Corp. ..........................................................       87,750
                                                                                     ----------
                                                                                        593,825
                                                                                     ----------

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

                            EQUITY INCOME PORTFOLIO

                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                               DECEMBER 31, 1995

                                                                                       VALUE
 SHARES                                                                              (NOTE 2)
--------                                                                            ----------
            CONGLOMERATES--4.2%
   3,000    Gatx Corp. ...........................................................  $   145,875
   3,000    General Signal Corp. .................................................       97,125
   3,000    Harsco Corp. .........................................................      174,375
   8,000    Ogden Corp. ..........................................................      171,000
   2,500    Textron Inc. .........................................................      168,750
                                                                                     ----------
                                                                                        757,125
                                                                                     ----------
            COSMETICS--1.2%
   3,000    Avon Products, Inc. ..................................................      226,125
                                                                                     ----------
            DRUGS--10.9%
   2,500    American Home Products Corp. .........................................      242,500
   5,000    Baxter International, Inc. ...........................................      209,375
   2,000    Bristol Myers Squibb Co...............................................      171,750
   4,000    Merck and Co., Inc. ..................................................      263,000
   4,000    Pfizer Inc. ..........................................................      252,000
   5,000    Pharmacia & Upjohn Inc. ..............................................      193,750
   4,000    Schering-Plough Corp. ................................................      219,000
   4,000    Smithkline Beecham P.L.C. ............................................      222,000
   2,000    Warner Lambert Co.....................................................      194,250
                                                                                     ----------
                                                                                      1,967,625
                                                                                     ----------
            ELECTRICAL EQUIPMENT--3.5%
   3,000    Emerson Electric Co...................................................      245,250
   4,500    General Electric, Co..................................................      324,000
   1,000    Hubbel, Inc. .........................................................       65,750
                                                                                     ----------
                                                                                        635,000
                                                                                     ----------
            ELECTRONICS--3.2%
   2,000    AMP, Inc. ............................................................       76,750
   3,000    Harris Corp. .........................................................      163,875
   3,000    Honeywell Inc. .......................................................      145,875
   2,500    Thomas & Betts, Corp. ................................................      184,375
                                                                                     ----------
                                                                                        570,875
                                                                                     ----------
            FOOD--0.3%
   1,000    General Mills, Inc. ..................................................       57,750
                                                                                     ----------
            FOREST PRODUCTS--0.8%
   3,500    Weyerhaeuser Co.......................................................      151,375
                                                                                     ----------
            HOSPITAL MANAGEMENT--1.0%
   4,000    U.S. Health Care Inc. ................................................      186,000
                                                                                     ----------

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

                            EQUITY INCOME PORTFOLIO

                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                               DECEMBER 31, 1995

                                                                                       VALUE
 SHARES                                                                              (NOTE 2)
--------                                                                            ----------
            INSURANCE--4.4%
   3,000    Aetna Life & Casualty Co..............................................  $   207,750
   4,000    Allstate Corp. .......................................................      164,500
   2,000    CIGNA Corp. ..........................................................      206,500
   4,000    Lincoln National Corp. ...............................................      215,000
                                                                                     ----------
                                                                                        793,750
                                                                                     ----------
            MACHINERY--3.2%
   2,500    Cooper Industries, Inc. ..............................................       91,875
   6,000    Deere & Co............................................................      211,500
   4,000    Goulds Pumps, Inc. ...................................................      100,000
   1,000    Hardinge Brothers, Inc. ..............................................       26,000
   3,800    Timken Co.............................................................      145,350
                                                                                     ----------
                                                                                        574,725
                                                                                     ----------
            METALS--1.8%
   4,000    Carpenter Technology Corp. ...........................................      164,500
   6,000    Freeport McMoRan Copper and Gold, Inc. ...............................      168,000
                                                                                     ----------
                                                                                        332,500
                                                                                     ----------
            MISCELLANEOUS--2.9%
   3,500    Grace (W.R) & Co. ....................................................      206,938
   2,500    Minnesota Mining & Manufacturing Co. .................................      165,625
   3,000    Tenneco, Inc. ........................................................      148,875
                                                                                     ----------
                                                                                        521,438
                                                                                     ----------
            MISCELLANEOUS FINANCE--2.5%
   5,000    American Express Co. .................................................      206,875
   2,000    Federal National Mortgage Assn. ......................................      248,250
                                                                                     ----------
                                                                                        455,125
                                                                                     ----------
            OFFICE & BUSINESS EQUIPMENT--2.3%
   3,000    Pitney-Bowes, Inc. ...................................................      141,000
   2,000    Xerox Corp. ..........................................................      274,000
                                                                                     ----------
                                                                                        415,000
                                                                                     ----------
            OIL--DOMESTIC--2.0%
   1,800    Amoco, Corp. .........................................................      129,375
   1,500    Atlantic Richfield Co. ...............................................      166,125
   3,000    Occidental Petroleum Corp. ...........................................       64,125
                                                                                     ----------
                                                                                        359,625
                                                                                     ----------

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

                            EQUITY INCOME PORTFOLIO

                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                               DECEMBER 31, 1995

                                                                                       VALUE
 SHARES                                                                              (NOTE 2)
--------                                                                            ----------
            OIL--INTERNATIONAL--5.8%
   1,000    British Petroleum.....................................................  $   102,125
   4,000    Chevron, Corp. .......................................................      210,000
   2,500    Exxon Corp. ..........................................................      200,313
   1,500    Mobil Corp. ..........................................................      168,000
   1,500    Royal Dutch Petroleum Co. ............................................      211,687
   2,000    Texaco, Inc. .........................................................      157,000
                                                                                     ----------
                                                                                      1,049,125
                                                                                     ----------
            OIL-SERVICE & DRILLING--2.4%
   3,000    Dresser Industries, Inc. .............................................       73,125
   2,000    Halliburton Co. ......................................................      101,250
   2,000    McDermott International, Inc. ........................................       44,000
   5,000    Williams (The) Companies Inc. ........................................      219,375
                                                                                     ----------
                                                                                        437,750
                                                                                     ----------
            PAPER--1.5%
   3,500    Federal Paper Board Co., Inc. ........................................      181,563
   2,000    Union Camp Corp. .....................................................       95,250
                                                                                     ----------
                                                                                        276,813
                                                                                     ----------
            PHOTOGRAPHY--1.1%
   3,000    Eastman Kodak Co. ....................................................      201,000
                                                                                     ----------
            PUBLISHING--3.7%
   3,000    Dun & Bradstreet Corporation..........................................      194,250
   3,000    McGraw-Hill Companies Inc. ...........................................      261,375
   4,000    Readers Digest Assn. Inc. ............................................      205,000
                                                                                     ----------
                                                                                        660,625
                                                                                     ----------
            RAILROADS--1.9%
   2,000    Conrail Inc. .........................................................      140,000
   2,500    Norfolk Southern Corp. ...............................................      198,438
                                                                                     ----------
                                                                                        338,438
                                                                                     ----------

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

                            EQUITY INCOME PORTFOLIO

                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                               DECEMBER 31, 1995

                                                                                       VALUE
 SHARES                                                                              (NOTE 2)
--------                                                                            ----------
            REAL ESTATE--3.4%
   2,000    Avalon Properties Inc. ...............................................  $    43,000
   2,000    Bay Apartment Community, Inc. ........................................       48,500
   2,000    Developers Diversified Realty.........................................       60,000
   2,000    Equity Residential Properties Trust...................................       61,250
   3,200    Felcor Suite Hotels Inc. .............................................       88,800
   5,500    Healthcare Property Investors, Inc. ..................................      193,188
   2,000    Healthcare Trust......................................................       46,000
   2,000    Irvine Apartment Communities, Inc. ...................................       38,500
   2,000    Redwood Trust Inc. ...................................................       36,500
                                                                                     ----------
                                                                                        615,738
                                                                                     ----------
            RETAIL SALES--0.9%
   1,000    Penney (J.C.) Co., Inc. ..............................................       47,625
   2,000    May Department Stores Co. ............................................       84,500
   1,000    Sears Roebuck & Co. ..................................................       39,000
                                                                                     ----------
                                                                                        171,125
                                                                                     ----------
            SAVINGS & LOANS--2.2%
   7,000    Ahmanson (H.F.) & Co. ................................................      185,500
   8,000    Great Western Financial Corp. ........................................      204,000
                                                                                     ----------
                                                                                        389,500
                                                                                     ----------
            TOBACCO--2.2%
   3,000    American Brands Inc. .................................................      133,875
   3,000    Philip Morris Companies, Inc. ........................................      271,500
                                                                                     ----------
                                                                                        405,375
                                                                                     ----------
            UTILITIES--ELECTRIC--2.9%
   3,000    American Electric Power Co. Inc. .....................................      121,500
   4,000    Carolina Power & Light Co. ...........................................      138,000
   3,000    FPL Group, Inc. ......................................................      139,125
   5,000    Southern Co. .........................................................      123,125
                                                                                     ----------
                                                                                        521,750
                                                                                     ----------

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

                            EQUITY INCOME PORTFOLIO

                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                               DECEMBER 31, 1995

                                                                                       VALUE
 SHARES                                                                              (NOTE 2)
--------                                                                            -----------
            UTILITIES--TELEPHONE--8.7%
   3,000    Ameritech Corp. ......................................................  $   177,000
   2,500    Bell Atlantic Corp. ..................................................      167,185
   4,000    Bellsouth Corp. ......................................................      174,000
   4,000    GTE Corp. ............................................................      176,000
   2,500    NYNEX Corp. ..........................................................      135,000
   5,000    Pacific Telesis Group.................................................      168,125
   3,000    SBC Communications Inc. ..............................................      172,500
   4,000    Sprint, Corp. ........................................................      159,500
   5,000    U.S. West Inc. .......................................................      178,750
   3,500    U.S. West Media Group.................................................       66,500
                                                                                     ----------
                                                                                      1,574,560
                                                                                     ----------
               Total Common Stocks (cost $12,839,172).............................   17,140,538
                                                                                     ----------

PRINCIPAL
 AMOUNT
--------
            COMMERCIAL PAPER--4.4%
$400,000    Chevron Oil Finance Co., 5.75%, due 01/12/96..........................      399,297
 400,000    Household Finance Corp., 5.77%, due 01/26/96..........................      398,397
                                                                                    -----------
               Total Commercial Paper (cost $797,694).............................      797,694
                                                                                    -----------
            U.S. GOVERNMENT AGENCY OBLIGATIONS--0.6%
 100,000    Federal National Mortgage Assn., 5.43%, due 02/08/96..................       99,427
                                                                                    -----------
               Total U.S. Government Agency Obligations (cost $99,427)............       99,427
                                                                                    -----------
               Total Investments (cost $13,736,293).....................   99.7%     18,037,659
               Other Assets less Liabilities............................    0.3%         53,376
                                                                          -----     -----------
               Net Assets...............................................  100.0%    $18,091,035
                                                                          =====     ===========

The aggregate cost of securities for federal income tax purpose at December 31, 1995 is $13,741,323.

     The following amounts are based on costs for federal income tax purposes:
          Aggregate gross unrealized appreciation.................................  $4,359,024
          Aggregate gross unrealized depreciation.................................     (62,688)
                                                                                    ----------
          Net unrealized appreciation.............................................  $4,296,336
                                                                                    ==========

---------------

Percentages are based on net assets.

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

                        INTERMEDIATE TERM BOND PORTFOLIO

     The Intermediate Term Bond Portfolio is a diversified U.S. Treasury and corporate bond fund that seeks to maximize income and capital appreciation through the investment in bonds with maturities averaging between four and eight years. The Portfolio had an average maturity of 4.4 years as of December 31, 1995.

     For the year ended December 31, 1995, the Portfolio earned a total return with dividends reinvested of 14.82%. For the five and ten year periods ended December 31, 1995, the average annual return on the Portfolio was 8.49% and 8.00%, respectively.

     The fourth quarter of 1995 capped a banner year for intermediate-term bonds. Interest rates, as measured by a benchmark five-year U.S. Treasury, hit their peak of 7.90% early in the year, on January 9, and declined steadily to close out the year at a low of 5.39% on December 29. Bond and note prices, which move inversely to interest rates, climbed throughout much of the year.

     The focus of the new year is on politics--with heated budget negotiations in Washington trying to keep the promise of true deficit reduction; and the economy--as a weak Christmas shopping season presages weak to moderate economic growth in the first quarter. While we would not speculate too heavily on the outcome of the political debate, on the economic front, we do see current monetary policy as slightly restrictive. Continued weak economic data should cause the Federal Reserve to lower short-term interest rates in several gradual steps over the course of the year. This monetary easing should give support to the bond market. Our outlook is for an early pause to consolidate recent gains, with a more gradual decline in interest rates resuming later in the year.

     The Portfolio is currently invested in 12 corporate issuers, comprising 33% of total invested assets. U.S. Treasury issues make up 30% of the Portfolio, with 9% in mortgage-backed securities, and the balance in cash equivalents. The average Moody's rating on issues in the Portfolio is AA2, reflecting emphasis on higher quality debt issuers.

     The historical returns for the Porfolio take into account expenses incurred by the Portfolio, but not other charges imposed by the variable accounts. An investor may not invest directly into the MONY Series Fund, Inc. or Enterprise Accumulation Trust Portfolios. Actual returns for the variable product you own would therefore be lower. Of course, past performance does not guarantee future results.

 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENTS IN MONY SERIES FUND, INC. INTERMEDIATE TERM BOND PORTFOLIO AND TOTAL RETURN ON LEHMAN BROTHERS GOV/CORP
                                     INDEX

      MEASUREMENT PERIOD          MONY SERIES       LEHMAN
    (FISCAL YEAR COVERED)         FUND, INC.       BROTHERS
1985                                     10000           10000
1986                                  11216.44           11313
1987                                  11225.68        11727.06
1988                                  11870.06        12509.25
1989                                  13250.58        14106.68
1990                                  14165.34        15398.85
1991                                  16328.87        17650.16
1992                                  17447.29        18915.68
1993                                  18815.37        20578.37
1994                                  18528.93        20528.98
1995                                  21284.51        20629.57

  PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. ASSUMES REINVESTMENT OF
                                   DIVIDENDS.

                             MONY SERIES FUND, INC.

                        INTERMEDIATE TERM BOND PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1995

ASSETS
Securities, at value (cost $35,886,047) (Note 2)................................  $36,698,721
Cash............................................................................      298,188
Interest receivable.............................................................      483,986
Receivable for fund shares sold.................................................       72,921
                                                                                  -----------
          Total assets..........................................................   37,553,816
                                                                                  -----------
LIABILITIES
Payable for fund shares redeemed................................................        2,810
Accrued expenses:
     Investment advisory fees...................................................       12,500
     Custodian fees.............................................................          597
     Professional fees..........................................................       13,241
     Insurance fees.............................................................        4,835
                                                                                  -----------
          Total liabilities.....................................................       33,983
                                                                                  -----------
Net assets......................................................................  $37,519,833
                                                                                  ===========
Net assets consist of:
     Capital stock--authorized 150,000,000 shares of $.01 par value;
      outstanding, 3,548,486 shares.............................................  $    35,485
     Additional paid-in capital.................................................   36,705,742
     Accumulated net realized loss on investments...............................      (34,068)
     Net unrealized appreciation of investments.................................      812,674
                                                                                  -----------
          Total net assets......................................................  $37,519,833
                                                                                  ===========
Net asset value per share of outstanding capital stock ($37,519,833/3,548,486
  shares).......................................................................       $10.57
                                                                                       ======

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

                        INTERMEDIATE TERM BOND PORTFOLIO

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 1995

Investment income:
     Interest....................................................................  $2,258,903
                                                                                   ----------
Expenses:
     Investment advisory fees (Note 3)...........................................     136,962
     Custodian fees..............................................................       5,555
     Professional fees...........................................................      13,560
     Director fees...............................................................       8,107
     Miscellaneous fees..........................................................       4,935
                                                                                   ----------
          Total expenses.........................................................     169,119
          Expense reduction......................................................      (1,253)
                                                                                   ----------
          Net expenses...........................................................     167,866
                                                                                   ----------
Net investment income............................................................   2,091,037
                                                                                   ----------
Realized and unrealized gain (loss) on investments (Note 2):
     Realized gain from security transactions:
          Proceeds from sales....................................................   9,615,852
          Cost of securities sold................................................   9,616,195
                                                                                   ----------
Net realized loss on investments.................................................        (343)
Net increase in unrealized appreciation of investments...........................   2,636,279
                                                                                   ----------
Net realized and unrealized gain on investments..................................   2,635,936
                                                                                   ----------
Net increase in net assets resulting from operations.............................  $4,726,973
                                                                                   ==========

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

                        INTERMEDIATE TERM BOND PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                        FOR THE        FOR THE
                                                                       YEAR ENDED     YEAR ENDED
                                                                      DECEMBER 31,   DECEMBER 31,
                                                                          1995           1994
                                                                      ------------   ------------
From operations:
     Net investment income..........................................  $  2,091,037   $  1,874,728
     Net realized losses on investments (Note 2)....................          (343)       (33,725)
     Net increase (decrease) in unrealized appreciation of
      investments...................................................     2,636,279     (2,355,107)
                                                                       -----------    -----------
Net increase (decrease) in net assets resulting from operations.....     4,726,973       (514,104)
                                                                       -----------    -----------
Dividends to shareholders from:
     Net investment income ($.63 and $.60 per share) (Note 4).......    (2,091,037)    (1,874,852)
                                                                       -----------    -----------
          Total dividends...........................................    (2,091,037)    (1,874,852)
                                                                       -----------    -----------
From capital stock transactions:
     Proceeds from issuance of shares
       (910,082 and 1,275,956 shares) (Note 5)......................     9,732,637     13,233,728
     Proceeds from dividends reinvested
       (197,828 and 192,293 shares) (Note 4)........................     2,091,037      1,874,852
     Net asset value of shares redeemed
       (871,850 and 1,136,700 shares)...............................    (9,223,470)   (11,762,099)
                                                                       -----------    -----------
Net increase in net assets resulting from capital stock
  transactions......................................................     2,600,204      3,346,481
                                                                       -----------    -----------
Net increase in net assets..........................................     5,236,140        957,525
Net assets beginning of year........................................    32,283,693     31,326,168
                                                                       -----------    -----------
Net assets end of year..............................................  $ 37,519,833   $ 32,283,693
                                                                       ===========    ===========

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

                        INTERMEDIATE TERM BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 1995

PRINCIPAL                                                                              VALUE
  AMOUNT                                                                             (NOTE 2)
----------                                                                          -----------
              CORPORATE BONDS AND NOTES--33.3%
$1,000,000    Associates Corp. of North America, 7.50%, due 05/15/99..............  $ 1,054,420
 1,000,000    Chase Manhattan Corp., 6.75%, due 08/15/08..........................    1,027,330
 1,000,000    Commonwealth Edison Co., 7.00%, due 07/01/05........................    1,037,140
 1,000,000    Connecticut Light & Power Co., 7.25%, due 07/01/99..................    1,027,530
 1,000,000    First Chicago Corp., 9.00%, due 06/15/99............................    1,100,360
 1,000,000    First Data Corp., 6.75%, due 07/15/05...............................    1,041,080
 1,000,000    General Electric Capital Corp., 8.65%, due 05/01/18.................    1,009,460
 1,000,000    Hertz Corp., senior sub., 10.125%, due 03/01/97.....................    1,050,620
 1,000,000    Laidlaw Inc., 7.70%, due 08/15/02...................................    1,074,790
 1,000,000    Potomac Edison Co., 8.00%, due 06/01/06.............................    1,053,620
 1,000,000    Provident Bank, 6.375%, due 01/15/04................................      994,960
 1,000,000    Standard Credit Card Master Trust Class (A), 6.55%, due 10/07/07....    1,031,280
                                                                                    -----------
                Total Corporate Bonds and Notes (cost $12,052,094)................   12,502,590
                                                                                    -----------
              U.S. GOVERNMENT AGENCY OBLIGATIONS--9.3%
   100,000    Federal National Mortgage Assn., 5.57%, due 01/03/96................       99,969
   150,000    Federal National Mortgage Assn., 5.59%, due 01/03/96................      149,953
   175,000    Federal National Mortgage Assn., 5.43%, due 02/08/96................      173,997
 2,000,000    Federal Home Loan Mortgage Corp. REMIC, Series 1574, 6.50%, due
              02/15/21............................................................    2,024,560
 1,000,000    Federal National Mortgage Assn. REMIC, Trust 94-75, 7.00%, due
              01/25/03............................................................    1,029,830
                                                                                    -----------
                Total U.S. Government Agency Obligations (cost $3,371,755)........    3,478,309
                                                                                    -----------
              U.S. TREASURY OBLIGATIONS--30.4%
 1,000,000    U.S. Treasury Bond, 7.125%, due 02/15/23............................    1,142,180
 2,000,000    U.S. Treasury Notes, 6.375%, due 08/15/02...........................    2,101,240
 2,000,000    U.S. Treasury Notes, 4.750%, due 09/30/98...........................    1,975,000
 1,000,000    U.S. Treasury Notes, 4.750%, due 10/31/98...........................      986,560
 2,000,000    U.S. Treasury Notes, 6.875%, due 07/31/99...........................    2,099,360
 1,000,000    U.S. Treasury Notes, 7.125%, due 02/29/00...........................    1,065,000
 2,000,000    U.S. Treasury Notes, 6.125%, due 05/31/97...........................    2,025,000
                                                                                    -----------
                Total U.S. Treasury Obligations (cost $11,138,716)................   11,394,340
                                                                                    -----------
              COMMERCIAL PAPER--24.8%
$1,400,000    Canadian Wheat Board, 5.61%, due 03/11/96...........................    1,384,729
 1,685,000    Chevron Oil Finance Co., 5.75%, due 01/12/96........................    1,682,040
 1,250,000    CIT Group Holdings, Inc., 5.80%, due 01/31/96.......................    1,243,959
   200,000    CIT Group Holdings, Inc., 5.70%, due 02/09/96.......................      198,765
 1,200,000    duPont (E.I.) de Nemours & Co., 5.64%, due 01/26/96.................    1,195,300
 1,000,000    General Motors Acceptance Corp., 5.70%, due 01/09/96................      998,733
 1,000,000    Goldman Sachs Group, L.P., 5.68%, due 01/12/96......................      998,265
 1,200,000    Household Finance Corp., 5.75%, due 01/12/96........................    1,197,892
   425,000    Philip Morris Companies, Inc., 5.65%, due 01/19/96..................      423,799
                                                                                    -----------
                Total Commercial Paper (cost $9,323,482)..........................    9,323,482
                                                                                    -----------

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

                        INTERMEDIATE TERM BOND PORTFOLIO

                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                               DECEMBER 31, 1995

              Total Investments (cost $35,886,047).........................   97.8%    36,698,721
              Other Assets less Liabilities................................    2.2%       821,112
                                                                             -----    -----------
              Net Assets...................................................  100.0%   $37,519,833
                                                                             =====     ==========

The aggregate cost of securities for federal income tax purposes at December 31, 1995, is $35,886,047.

     The following amounts are based on costs for federal income tax purposes:

          Aggregate gross unrealized appreciation.................................  $848,705
          Aggregate gross unrealized depreciation.................................   (36,031)
                                                                                    --------
          Net unrealized appreciation.............................................  $812,674
                                                                                    ========

---------------

Percentages are based on net assets.

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

                          THE LONG TERM BOND PORTFOLIO

     The Long Term Bond Portfolio is a diversified U.S. Treasury and corporate bond fund that seeks to maximize income and capital appreciation through the investment in bonds with maturities generally longer than eight years. The Portfolio had an average maturity of 20.9 years and a duration of 10.2 years as of December 31, 1995.

     For the year ended December 31, 1995, the Portfolio earned a total return, with dividends reinvested of 30.04%. For the five and ten year periods ended December 31, 1995, the average annual return on the Portfolio was 12.27% and 10.69%, respectively.

     Market direction was nearly one way in 1995-toward lower yields. The 30-year Treasury yields continued their descent during the fourth quarter of 1995, closing the year at 5.96% from 6.50% on September 30th. In marked contrast to 1994, this year posted one of the best years for bonds, especially investment grade corporate bonds.

     The economic outlook for 1996 favors another year of moderate growth with the inflation forecast to stay below 3%. While there could be some near-term risks associated with the budget negotiations, we believe monetary policy is still restrictive, which bodes well for the bond market by eventually lowering rates further and stimulating a current slow to moderately growing economy. Corporate bonds should continue to do well for 1996 due to strengthening balance sheets, excess free cash flow positions, and near term favorable technical (supply and demand) outlook.

     The Portfolio is currently invested in 22 corporate bonds and notes, comprising 47% of total invested assets; U.S. Treasuries make up 43% of the Portfolio, with 7% in mortgage-backed securities, and the balance in cash-equivalents. Our continued emphasis on higher quality is reflected in the average Moody's rating on issues in the Portfolio which is A2.

     The historical returns for the Portfolio take into account expenses incurred by the Portfolio, but not other charges imposed by the variable accounts. An investor may not invest directly into the MONY Series Fund, Inc. or Enterprise Accumulation Trust Portfolios. Actual returns for the variable product you own would therefore be lower. Of course, past performance does not guarantee future results.

 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENTS IN MONY SERIES FUND, INC.
  LONG TERM BOND PORTFOLIO AND TOTAL RETURN ON LEHMAN BROTHERS GOV/CORP INDEX

      MEASUREMENT PERIOD          MONY SERIES
    (FISCAL YEAR COVERED)         FUND, INC.      S&P 500 INDEX
1985                                     10000           10000
1986                                  11485.39           12144
1987                                  11315.83        12041.99
1988                                  12262.48        13213.68
1989                                  14341.08        15531.36
1990                                  15239.08        16533.13
1991                                  17917.20        19762.05
1992                                  19492.87        21447.75
1993                                  22262.63        24913.71
1994                                  20895.46        25110.53
1995                                  27182.06        25605.21

  PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. ASSUMES REINVESTMENT OF
                                   DIVIDENDS.

                             MONY SERIES FUND, INC.

                            LONG TERM BOND PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1995

                                     ASSETS
Securities, at value (cost $54,354,765) (Note 2)................................  $60,645,547
Cash............................................................................      260,324
Interest receivable.............................................................    1,063,994
Receivable for fund shares sold.................................................      159,730
                                                                                  -----------
          Total assets..........................................................   62,129,595
                                                                                  -----------

                                  LIABILITIES
Payable for fund shares redeemed................................................       68,194
Accrued expenses:
     Investment advisory fees...................................................       20,468
     Custodian fees.............................................................          892
     Professional fees..........................................................       15,168
     Insurance fees.............................................................        6,984
                                                                                  -----------
          Total liabilities.....................................................      111,706
                                                                                  -----------
Net assets......................................................................  $62,017,889
                                                                                   ==========
Net assets consist of:
     Capital stock--authorized 150,000,000 shares of $.01 par value;
      outstanding, 4,813,370 shares.............................................  $    48,134
     Additional paid-in capital.................................................   56,546,147
     Accumulated net realized loss on investments...............................     (867,174)
     Net unrealized appreciation of investments.................................    6,290,782
                                                                                  -----------
          Total net assets......................................................  $62,017,889
                                                                                  ===========
Net asset value per share of outstanding capital stock ($62,017,889/4,813,370
  shares).......................................................................  $     12.88
                                                                                  ===========

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

                            LONG TERM BOND PORTFOLIO

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 1995

Investment income:
     Interest...................................................................  $ 3,585,165
                                                                                   ----------
Expenses:
     Investment advisory fees (Note 3)..........................................      202,615
     Custodian fees.............................................................        6,543
     Professional fees..........................................................       16,070
     Director fees..............................................................       11,442
     Miscellaneous fees.........................................................        7,087
                                                                                   ----------
          Total expenses........................................................      243,757
          Expense reduction.....................................................       (1,061)
                                                                                   ----------
          Net expenses..........................................................      242,696
                                                                                   ----------
Net investment income...........................................................    3,342,469
                                                                                   ----------
Realized and unrealized gain on investments (Note 2):
     Realized gain from security transactions
          Proceeds from sales...................................................   38,258,807
          Cost of securities sold...............................................   37,237,994
                                                                                   ----------
Net realized gain on investments................................................    1,020,813
Net increase in unrealized appreciation of investments..........................    8,936,819
                                                                                   ----------
Net realized and unrealized gain on investments.................................    9,957,632
                                                                                   ----------
Net increase in net assets resulting from operations............................  $13,300,101
                                                                                   ==========

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

                            LONG TERM BOND PORTFOLIO

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                       FOR THE        FOR THE
                                                                      YEAR ENDED     YEAR ENDED
                                                                     DECEMBER 31,   DECEMBER 31,
                                                                         1995           1994
                                                                     ------------   ------------
From operations:
     Net investment income.........................................  $  3,342,469   $  3,493,194
     Net realized gain (loss) on investments (Note 2)..............     1,020,813     (2,067,863)
     Net increase (decrease) in unrealized appreciation of
      investments..................................................     8,936,819     (5,494,123)
                                                                     ------------   ------------
Net increase (decrease) in net assets resulting from operations....    13,300,101     (4,068,792)
                                                                     ------------   ------------
Dividends to shareholders from:
     Net investment income ($.74 and $.84 per share) (Note 4)......    (3,342,469)    (3,261,315)
                                                                     ------------   ------------
From capital stock transactions:
     Proceeds from the issuance of shares
       (1,481,319 and 2,098,280 shares) (Note 5)...................    18,197,721     24,365,436
     Proceeds from dividends and distributions reinvested
       (259,508 and 311,492 shares) (Note 4).......................     3,342,469      3,261,315
     Net asset value of shares redeemed
       (1,131,582 and 3,436,005 shares)............................   (13,492,262)   (39,328,934)
                                                                     ------------   ------------
Net increase (decrease) in net assets resulting from capital stock
  transactions.....................................................     8,047,928    (11,702,183)
                                                                     ------------   ------------
Net increase (decrease) in net assets..............................    18,005,560    (19,032,290)
Net assets beginning of year.......................................    44,012,329     63,044,619
                                                                     ------------   ------------
Net assets end of year.............................................  $ 62,017,889   $ 44,012,329
                                                                     ============   ============

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

                            LONG TERM BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 1995

   PRINCIPAL                                                                           VALUE
    AMOUNT                                                                           (NOTE 2)
  -----------                                                                       -----------
                 CORPORATE BONDS AND NOTES--46.0%
  $ 1,000,000    BHP Finance USA Ltd., 6.75%, due 11/01/13........................  $ 1,000,900
    1,000,000    Boeing Co., 8.625%, due 11/15/31.................................    1,280,840
    1,000,000    Carolina Telephone & Telegraph, 6.75%, due 08/15/13..............    1,002,730
    1,000,000    Chase Manhattan Corp., 6.75%, due 08/15/08.......................    1,027,330
    1,000,000    ColumbiaHCA Healthcare Corp., 7.69%, due 06/15/25................    1,103,370
    1,000,000    Commonwealth Edison Co., 7.00%, due 07/01/05.....................    1,037,140
    2,000,000    Dow Chemical BV, 9.20%, due 06/01/10.............................    2,439,380
    1,000,000    First Data Corp., 6.75%, due 07/15/05............................    1,041,080
    1,000,000    General Electric Capital Corp., 8.50%, due 07/24/08..............    1,195,640
    1,000,000    General Motors Corp., 7.00%, due 06/15/03........................    1,043,430
    1,000,000    Hydro-Quebec, 8.50%, due 12/01/29................................    1,172,890
    1,000,000    International Bank for Reconstruction & Development, 8.875%, due     1,318,750
                   03/01/26.......................................................
    2,000,000    James River Corp., 7.75%, due 11/15/23...........................    2,157,700
    1,000,000    Laidlaw Inc., 7.875%, due 04/15/05...............................    1,100,480
    1,000,000    Legard SA, 8.50%, due 02/15/25...................................    1,199,720
    1,000,000    National City Bank of Cleveland, 7.25%, due 07/15/10.............    1,063,990
    1,000,000    Provident Bank of Cincinnati, 6.375%, due 01/15/04...............      994,960
    1,000,000    Rohm & Haas Co., 9.50%, due 04/01/21.............................    1,203,010
    1,000,000    Seagram (J.E.) & Sons Inc., 9.65%, due 08/15/18..................    1,348,410
    2,000,000    Swiss Bank Corp., 7.50%, due 07/15/25............................    2,171,680
    1,000,000    Texaco Capital, Inc., 9.75%, due 03/15/20........................    1,366,100
    1,000,000    Weyerhaeuser Co., 8.50%, due 01/15/25............................    1,235,440
                                                                                    -----------
                    Total Corporate Bonds and Notes (cost $25,606,735)............   28,504,970
                                                                                    -----------
                 U.S. GOVERNMENT AGENCY OBLIGATIONS--6.6%
    1,000,000    Federal National Mortgage Assn., 5.43%, due 02/08/96.............      994,268
    1,000,000    Federal Home Loan Mortgage Corp., 6.85%, due 01/15/22............    1,020,290
    2,000,000    Federal National Mortgage Assn., REMIC, Trust 92-198, 7.50%, due
                   09/25/22.......................................................    2,086,720
                                                                                    -----------
                    Total U.S. Government Agency Obligations (cost $3,743,992)....    4,101,278
                                                                                    -----------

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

                            LONG TERM BOND PORTFOLIO

                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                               DECEMBER 31, 1995

   PRINCIPAL                                                                           VALUE
    AMOUNT                                                                           (NOTE 2)
  -----------                                                                       -----------
                 U.S. TREASURY OBLIGATIONS--43.4%
  $   500,000    U.S. Treasury Notes, 7.25%, due 02/15/98.........................  $   519,840
      500,000    U.S. Treasury Notes, 6.875%, due 07/31/99........................      524,840
      500,000    U.S. Treasury Notes, 7.75%, due 12/31/99.........................      542,810
    1,000,000    U.S. Treasury Notes, 7.50%, due 11/15/01.........................    1,102,180
    1,000,000    U.S. Treasury Notes, 6.50%, due 08/15/05.........................    1,065,310
   12,900,000    U.S. Treasury Bonds, 0.00%, due 05/15/18.........................    3,214,293
    3,600,000    U.S. Treasury Bonds, 9.00%, due 11/15/18.........................    4,906,116
    2,000,000    U.S. Treasury Bonds, 8.75%, due 08/15/20.........................    2,683,120
    3,500,000    U.S. Treasury Bonds, 7.875%, due 02/15/21........................    4,308,255
    3,000,000    U.S. Treasury Bonds, 8.125%, due 08/15/21........................    3,800,610
    3,500,000    U.S. Treasury Bonds, 7.625%, due 02/15/25........................    4,276,545
                                                                                    -----------
                    Total U.S. Treasury Obligations (cost $23,908,658)............   26,943,919
                                                                                    -----------
                 COMMERCIAL PAPER--1.8%
      150,000    Chevron Oil Finance Co., 5.75%, due 01/02/96.....................      149,737
      100,000    CIT Group Holdings Inc., 5.70%, due 02/09/96.....................       99,383
      100,000    CIT Group Holdings Inc., 5.70%, due 03/14/96.....................       98,877
      100,000    General Electric Capital Corp., 5.63%, due 02/14/96..............       99,312
      300,000    Household Finance Corp., 5.75%, due 01/12/96.....................      299,473
      350,000    Household Finance Corp., 5.77%, due 01/26/96.....................      348,598
                                                                                    -----------
                    Total Commercial Paper (cost $1,095,380)......................    1,095,380
                                                                                    -----------
                    Total Investments (cost $54,354,765)..................   97.8%   60,645,547
                    Other Assets less Liabilities.........................    2.2%    1,372,342
                                                                            -----   -----------
                    Net Assets............................................  100.0%   62,017,889
                                                                            =====   ===========

The aggregate cost of securities for federal income tax purposes at December 31, 1995 is $54,354,765.

        The following amounts are based on costs for federal income tax purposes:
                 Aggregate gross unrealized appreciation.........................   $ 6,290,782
                 Aggregate gross unrealized depreciation.........................             0
                                                                                    -----------
                 Net unrealized appreciation.....................................   $ 6,290,782
                                                                                    ===========

---------------

Percentages are based on net assets.

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

                             DIVERSIFIED PORTFOLIO

     Both the stock market and the bond market turned in excellent returns in the year just ended. Equities led, with the benchmark S&P 500 stock index up for a 37.51% annual return. The S&P 500 is an unmanaged index of 500 of the largest corporations weighted by market capitalization. The benchmark Lehman Brothers Aggregate Bond Index was up an only slightly less impressive 18.47% for the year. The Lehman Brothers Aggregate Bond Index is an unmanaged index comprised of 5,000 government, corporate, mortgage-backed, and asset-backed securities.

     The impressive returns on financial assets in 1995 were driven by several related factors. For the stock market, strong year-over-year growth in corporate profits drove fundamental valuations higher; bonds were boosted by moderating economic growth and low inflation leaving the potential for monetary easing.

     We think that it will be difficult for the financial markets to repeat 1995's performance in the new year. Weak economic growth could result in anemic earnings--and at year end, signs were growing that a correction well underway in the erstwhile high-flying technology sector was beginning to make its way into the broader market. Yet none of the early indicators of recession are apparent, and the likelihood of several monetary easing steps by the Federal Reserve should give both stock and bond markets underlying support. In sum, we are looking for a respectable 1996.

     As of December 31, 1995, the Diversified Portfolio was invested 72% in common stocks, 17% in bonds, and 11% in money market equivalents.

            COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENTS IN
 MONY SERIES FUND, INC. DIVERSIFIED PORTFOLIO AND TOTAL RETURN ON S&P 500 INDEX

      MEASUREMENT PERIOD          MONY SERIES
    (FISCAL YEAR COVERED)         FUND, INC.      S&P 500 INDEX
1985                                     10000           10000
1986                                  11344.61           11847
1987                                  11791.69        12466.60
1988                                  12938.70        14562.24
1989                                  15799.92        19147.89
1990                                  16186.22        18540.90
1991                                  19478.56        24205.14
1992                                  19671.42        26061.67
1993                                  21819.08        28665.23
1994                                  22045.86        29040.74
1995                                  27850.93        39910.69

  PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. ASSUMES REINVESTMENT OF
                                   DIVIDENDS.

                             MONY SERIES FUND, INC.

                             DIVERSIFIED PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1995

                                     ASSETS
Securities, at value (cost $2,640,222) (Note 2)..................................  $3,263,357
Cash.............................................................................      13,491
Receivable for fund shares sold..................................................          65
Interest receivable..............................................................       4,793
Dividends receivable.............................................................       2,963
                                                                                   ----------
          Total assets...........................................................   3,284,669
                                                                                   ----------
                                   LIABILITIES
Payable for fund shares redeemed.................................................         417
Accrued expenses:
     Investment advisory fees....................................................       1,124
     Custodian fees..............................................................         873
     Professional fees...........................................................       9,701
     Insurance fees..............................................................         479
                                                                                   ----------
          Total liabilities......................................................      12,594
                                                                                   ----------
Net assets.......................................................................  $3,272,075
                                                                                    =========
Net assets consist of:
     Capital stock--authorized 150,000,000 shares of $.01 par value; outstanding,
       208,182 shares............................................................  $    2,082
     Additional paid-in capital..................................................   2,651,371
     Distribution in excess of net realized gain on investments..................      (4,513)
     Net unrealized appreciation of investments..................................     623,135
                                                                                   ----------
          Total net assets.......................................................  $3,272,075
                                                                                    =========
Net asset value per share of outstanding capital stock ($3,272,075/208,182
  shares)........................................................................    $15.72
                                                                                     ======

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

                             DIVERSIFIED PORTFOLIO

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 1995

Investment income:
     Interest.....................................................................  $ 75,744
     Dividends....................................................................    36,758
                                                                                    --------
          Total investment income.................................................   112,502
                                                                                    --------
Expenses:
     Investment advisory fees (Note 3)............................................    12,544
     Custodian fees...............................................................     6,680
     Professional fees............................................................     9,054
     Directors fees...............................................................       708
     Miscellaneous fees...........................................................       637
                                                                                    --------
          Total expenses..........................................................    29,623
          Expense reduction.......................................................    (1,055)
                                                                                    --------
          Net expenses............................................................    28,568
                                                                                    --------
Net investment income.............................................................    83,934
                                                                                    --------
Realized and unrealized gain on investments (Note 2):
     Realized gain from security transactions
          Proceeds from sales.....................................................   665,125
          Cost of securities sold.................................................   580,491
                                                                                    --------
Net realized gain on investments..................................................    84,634
Net increase in unrealized appreciation of investments............................   557,722
                                                                                    --------
Net realized and unrealized gain on investments...................................   642,356
                                                                                    --------
Net increase in net assets resulting from operations..............................  $726,290
                                                                                    ========

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

                             DIVERSIFIED PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                     FOR THE          FOR THE
                                                                    YEAR ENDED       YEAR ENDED
                                                                   DECEMBER 31,     DECEMBER 31,
                                                                       1995             1994
                                                                   ------------     ------------
From operations:
     Net investment income.......................................   $   83,934      $    590,543
     Net realized gains on investments (Note 2)..................       84,634         2,121,738
     Net increase (decrease) in unrealized appreciation of
      investments................................................      557,722        (3,761,408)
                                                                    ----------      -------------
Net increase (decrease) in net assets resulting from
  operations.....................................................      726,290        (1,049,127)
                                                                    ----------      -------------
Dividends and distributions to shareholders from:
     Net investment income
       ($.43 and $.38 per share) (Note 4)........................      (83,934)          (80,596)
     Net realized gain from investment transactions
       ($.43 and $.09 per share) (Note 4)........................      (84,634)          (18,004)
     Distribution in excess of realized capital gain
       ($.02 and $.00* per share) (Note 4).......................       (4,489)              (24)
                                                                    ----------      -------------
          Total dividends and distributions......................     (173,057)          (98,624)
                                                                    ----------      -------------
From capital stock transactions:
     Proceeds from the issuance of shares
       (16,862 and 747,498 shares) (Note 5)......................      255,820        10,047,407
     Proceeds from dividends and distributions
       (11,009 and 7,505 shares) (Note 4)........................      173,057            98,624
     Net asset value of shares redeemed
       (37,322 and 3,067,427 shares).............................     (570,735)      (40,214,078)
                                                                    ----------      -------------
Net decrease in net assets resulting from capital stock
  transactions...................................................     (141,858)      (30,068,047)
                                                                    ----------      -------------
Net increase (decrease) in net assets............................      411,375       (31,215,798)
Net assets beginning of year.....................................    2,860,700        34,076,498
                                                                    ----------      -------------
Net assets end of year...........................................   $3,272,075      $  2,860,700
                                                                    ==========      =============

---------------
* Less than $.01 per share.

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

                             DIVERSIFIED PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 1995

PRINCIPAL                                                                              VALUE
  AMOUNT                                                                              (NOTE 2)
----------                                                                           ----------
              U.S. TREASURY OBLIGATION--17.0%
  $500,000    U.S. Treasury Note, 7.50%, due 05/15/02 (cost $521,841)............    $  554,685
                                                                                     ----------
              U.S. GOVERNMENT AGENCY OBLIGATION--10.6%
   350,000    Federal Home Loan Mortgage Corp. 5.63%, due 01/16/96 (cost
                $349,179)........................................................       349,179
                                                                                     ----------

  SHARES
----------
              COMMON STOCKS--72.1%
              AEROSPACE/DEFENSE--0.7%
       300    Boeing Co. ........................................................        23,513
                                                                                     ----------
              AIR TRANSPORTATION--2.9%
       400    AMR Corp.*.........................................................        29,700
       400    Delta Airlines Inc. ...............................................        29,550
       200    UAL Corp. .........................................................        35,700
                                                                                     ----------
                                                                                         94,950
                                                                                     ----------
              AUTOMOBILES--2.0%
       500    Chrysler Corp. ....................................................        27,688
       700    Ford Motor Co. ....................................................        20,300
       300    General Motors Corp. Class (E).....................................        15,863
                                                                                     ----------
                                                                                         63,851
                                                                                     ----------
              BANKS/MAJOR--2.2%
       400    Bankamerica Corp. .................................................        25,900
       700    Citicorp...........................................................        47,075
                                                                                     ----------
                                                                                         72,975
                                                                                     ----------
              BANKS/REGIONAL--1.8%
       500    Banc One Corp. ....................................................        18,875
       300    First Interstate Bancorp...........................................        40,950
                                                                                     ----------
                                                                                         59,825
                                                                                     ----------
              BIOTECHNOLOGIES--1.1%
       600    Amgen Inc.*........................................................        35,625
                                                                                     ----------
              CABLE TELEVISION--1.0%
       700    Comcast Corp. Class (A)............................................        12,731
       175    Tele Communications Inc./Liberty Media Group, Series (A)*..........         4,703
       700    Tele Communications Inc./TCI Group, Series (A)*....................        13,913
                                                                                     ----------
                                                                                         31,347
                                                                                     ----------

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

                             DIVERSIFIED PORTFOLIO

                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                               DECEMBER 31, 1995

                                                                                       VALUE
  SHARES                                                                              (NOTE 2)
----------                                                                           ----------
              CHEMICALS--4.1%
       200    Dow Chemical Co. ..................................................    $   14,075
       400    duPont (E.I.) de Nemours & Co. ....................................        27,950
     1,000    Hercules Inc. .....................................................        56,375
       300    Monsanto Co. ......................................................        36,750
                                                                                     ----------
                                                                                        135,150
                                                                                     ----------
              COMMUNICATION SERVICES--0.5%
       600    Airtouch Communications Inc.*......................................        16,950
                                                                                     ----------
              COSMETICS--0.5%
       300    Gillette Co. ......................................................        15,638
                                                                                     ----------
              DRUGS--7.2%
       200    Bristol Myers Squibb Co. ..........................................        17,175
       800    Merck & Co., Inc. .................................................        52,600
       600    Pfizer Inc. .......................................................        37,800
       600    Pharmacia & Upjohn Inc. ...........................................        23,250
       600    Schering-Plough Corp. .............................................        32,850
       800    Smithkline Beecham PLC ADR+........................................        44,400
       300    Warner-Lambert Co. ................................................        29,138
                                                                                     ----------
                                                                                        237,213
                                                                                     ----------
              ELECTRICAL EQUIPMENT--2.3%
       400    Emerson Electric Co. ..............................................        32,700
       600    General Electric Co. ..............................................        43,200
                                                                                     ----------
                                                                                         75,900
                                                                                     ----------
              ELECTRONICS--4.5%
       800    AMP, Inc. .........................................................        30,700
       400    Applied Materials, Inc.*...........................................        15,750
       300    Hewlett-Packard Co. ...............................................        25,125
       300    Intel Corp. .......................................................        17,025
       400    Motorola, Inc. ....................................................        22,800
       700    Silicon Graphics, Inc.*............................................        19,250
       300    Texas Instruments, Inc. ...........................................        15,525
                                                                                     ----------
                                                                                        146,175
                                                                                     ----------
              ENTERTAINMENT--3.0%
       400    Disney (Walt) Co. .................................................        23,600
     1,500    News Corp., ADR+...................................................        32,063
       500    Time Warner, Inc. .................................................        18,938
       500    Viacom, Inc.* Class (B)............................................        23,688
                                                                                     ----------
                                                                                         98,289
                                                                                     ----------

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

                             DIVERSIFIED PORTFOLIO

                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                               DECEMBER 31, 1995

                                                                                       VALUE
  SHARES                                                                              (NOTE 2)
----------                                                                           ----------
              FINANCIAL SERVICES--1.9%
       300    Federal Home Loan Mortgage Corp. ..................................    $   25,050
       300    Federal National Mortgage Assn. ...................................        37,238
                                                                                     ----------
                                                                                         62,288
                                                                                     ----------
              FOODS--0.5%
       300    General Mills, Inc. ...............................................        17,325
                                                                                     ----------
              FOREST PRODUCTS--0.4%
       200    Georgia Pacific Corp. .............................................        13,725
                                                                                     ----------
              HOSPITAL MANAGEMENT--2.8%
       700    Columbia/HCA Healthcare Corp. .....................................        35,525
       200    Oxford Health Plans, Inc.*.........................................        14,775
       200    United Healthcare Corp. ...........................................        13,100
       600    U.S. Healthcare Inc. ..............................................        27,900
                                                                                     ----------
                                                                                         91,300
                                                                                     ----------
              HOSPITAL SUPPLIES--1.0%
       400    Johnson & Johnson..................................................        34,250
                                                                                     ----------
              INSURANCE--2.2%
       450    American International Group, Inc. ................................        41,625
       200    General Re Corp. ..................................................        31,000
                                                                                     ----------
                                                                                         72,625
                                                                                     ----------
              MACHINERY--3.2%
       500    Case Corp. ........................................................        22,875
       400    Caterpillar, Inc. .................................................        23,500
       900    Deere & Co. .......................................................        31,725
       800    Ingersoll-Rand Co. ................................................        28,100
                                                                                     ----------
                                                                                        106,200
                                                                                     ----------
              MACHINERY & CONSTRUCTION--1.9%
       500    Fluor, Corp. ......................................................        33,000
       700    Foster Wheeler Corp. ..............................................        29,750
                                                                                     ----------
                                                                                         62,750
                                                                                     ----------
              METALS--1.6%
     1,000    Aluminum Company of America........................................        52,875
                                                                                     ----------

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

                             DIVERSIFIED PORTFOLIO

                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                               DECEMBER 31, 1995

                                                                                       VALUE
  SHARES                                                                              (NOTE 2)
----------                                                                           ----------
              OFFICE & BUSINESS EQUIPMENT--2.7%
       300    Compaq Computer Corp.*.............................................    $   14,400
       400    General Motors Corp. Class (E).....................................        20,800
       200    International Business Machines Corp. .............................        18,350
       200    Microsoft, Corp.*..................................................        17,550
       400    Oracle Corp.*......................................................        16,950
                                                                                     ----------
                                                                                         88,050
                                                                                     ----------
              OIL--DOMESTIC--1.8%
       400    AMOCO, Corp. ......................................................        28,750
       200    Atlantic Richfield Co. ............................................        22,150
       300    Union Pacific Resources Group Inc. ................................         7,613
                                                                                     ----------
                                                                                         58,513
                                                                                     ----------
              OIL--INTERNATIONAL--4.8%
       204    British Petroleum PLC ADR+.........................................        20,834
       500    Chevron, Corp. ....................................................        26,250
       300    Exxon Corp. .......................................................        24,038
       300    Mobil Corp. .......................................................        33,600
       200    Royal Dutch Petroleum Co. .........................................        28,225
       300    Texaco, Inc. ......................................................        23,550
                                                                                     ----------
                                                                                        156,497
                                                                                     ----------
              PAPER--1.1%
       600    Fort Howard Corp.*.................................................        13,500
       600    International Paper Co. ...........................................        22,725
                                                                                     ----------
                                                                                         36,225
                                                                                     ----------
              POLLUTION CONTROL--1.4%
       600    Browning-Ferris Industries, Inc. ..................................        17,700
       900    WMX Technologies, Inc. ............................................        26,888
                                                                                     ----------
                                                                                         44,588
                                                                                     ----------
              RAILROADS--1.8%
       400    Burlington Northern Santa Fe Corp. ................................        31,200
       600    CSX Corp. .........................................................        27,375
                                                                                     ----------
                                                                                         58,575
                                                                                     ----------
              RESTAURANTS--0.7%
       500    McDonald's Corp. ..................................................        22,563
                                                                                     ----------

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

                             DIVERSIFIED PORTFOLIO

                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                               DECEMBER 31, 1995

                                                                                         VALUE
  SHARES                                                                                (NOTE 2)
----------                                                                             ----------
              SPECIALTY RETAILERS--1.6%
       400    GAP (The), Inc. ...................................................      $   16,800
       500    Tommy Hilfiger Corp.*..............................................          21,188
       300    Nautica Enterprises, Inc.*.........................................          13,125
                                                                                       ----------
                                                                                           51,113
                                                                                       ----------
              SOAPS--0.8%
       300    Procter & Gamble Co. ..............................................          24,900
                                                                                       ----------
              TELECOMMUNICATIONS--3.8%
       400    Cabletron Systems, Inc.*...........................................          32,399
       400    Cisco Systems, Inc.*...............................................          29,849
       400    DSC Communications, Corp.*.........................................          14,749
     1,000    Ericsson, (L.M.) Telephone, Co. ADR+, Class (B)....................          19,499
       300    Nokia Corp., ADR+, Class (A).......................................          11,662
       500    Octel Communications Corp.*........................................          16,124
                                                                                       ----------
                                                                                          124,282
                                                                                       ----------
              TELE-EQUIPMENT--0.9%
       800    Worldcom, Inc.*....................................................          28,199
                                                                                       ----------
              TOBACCO--1.4%
      500     Philip Morris Cos., Inc. ...........................................         45,249
                                                                                       ----------
              Total Common Stocks (cost $1,769,202)...............................      2,359,493
                                                                                       ----------
              Total Investments (cost $2,640,222)...........................  99.7%     3,263,357
              Other Assets less Liabilities.................................   0.3%         8,718
                                                                              ----     ----------
              Net Assets....................................................   100%    $3,272,075
                                                                              ====      =========

The aggregate cost of securities for federal income tax purposes at December 31, 1995, is $2,644,735.

     The following amounts are based on costs for federal income tax purposes:

              Aggregate gross unrealized appreciation.............................     $  646,773
              Aggregate gross unrealized depreciation.............................        (28,151)
                                                                                       ----------
              Net unrealized appreciation.........................................     $  618,622
                                                                                        =========

---------------
* Non-income producing security as defined by the Investment Company Act of 1940.

+  American Depository Receipts.

   Percentages are based on net assets.

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

                        GOVERNMENT SECURITIES PORTFOLIO

     The Government Securities Portfolio is a bond fund that seeks to maximize income and capital appreciation through the investment in high quality debt obligations issued or guaranteed by the U.S. Government, its Agencies, and instrumentalities. The Portfolio is expected to have a dollar weighted average life between one and five years under most circumstances. The Portfolio had an average maturity of 3.7 years as of December 31, 1995.

     For the year ended December 31, 1995, the Portfolio earned a total return, with dividends reinvested of 10.89%. Since inception on May 1, 1991, through December 1995, the Portfolio provided an average annual total return of 7.24%.

     U.S. Treasury prices resumed their ascent in the fourth quarter, ending December at low yields, and thus highs in prices, for the entire year. The move down in yields resulted from continuing low measurements of inflation, as well as moderating economic growth. The weakest Christmas shopping season in several years came as an indicator that sluggishness was likely to continue into the new year.

     For 1996, politics as well as the economy should govern the fortunes of the government bond market. Prices may be whipsawed by perceived progress, or lack thereof, in reducing federal budget deficits projected in the years ahead. On the economic side, inflation should remain south of 3%, which in the absence of robust economic growth, gives the Federal Reserve room to further lower short-term interest rates. However, Alan Greenspan, Chairman of the Federal Reserve, may feel less disposed to easing rates if a satisfactory budget accord is not reached.

     Our outlook for the new year is for an early pause in the rally to consolidate recent gains, but then a return to gradually lower rates later in the year. In the interim, at least one eye will be focused on events in Washington.

     The Portfolio is currently invested 100% in U.S. Treasury and Government Agency obligations.

     Investments made in the Government Securities Portfolio are not insured nor guaranteed by the U.S. Government.

     The historical returns for the Portfolio take into account expenses incurred by the Portfolio, but not other charges imposed by the variable accounts. An investor may not invest directly into the MONY Series Fund, Inc. or Enterprise Accumulation Trust Portfolios. Actual returns for the variable product you own would therefore be lower. Of course, past performance does not guarantee future results.

 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENTS IN MONY SERIES FUND, INC.
  GOVERNMENT SECURITIES PORTFOLIO FROM INCEPTION (5/1/91) THROUGH 12/31/95 AND
       TOTAL RETURN ON LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND INDEX

      MEASUREMENT PERIOD          MONY SERIES
    (FISCAL YEAR COVERED)         FUND, INC.      S&P 500 INDEX
1991                                     10970           11411
1992                                  11738.93        12201.78
1993                                  12698.95        13198.67
1994                                  12489.91        13165.67
1995                                  13855.79        13223.60

  PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. ASSUMES REINVESTMENT OF
                                   DIVIDENDS.

                             MONY SERIES FUND, INC.

                        GOVERNMENT SECURITIES PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1995

ASSETS
Securities, at value (cost $8,129,490) (Note 2)..................................  $8,316,405
Cash.............................................................................     107,065
Interest receivable..............................................................      54,221
Receivable for fund shares sold..................................................      88,351
                                                                                   ----------
          Total assets...........................................................   8,566,042
                                                                                   ----------
LIABILITIES
Payment for fund shares redeemed.................................................          29
Accrued expenses:
     Investment advisory fees....................................................       2,834
     Custodian fees..............................................................          18
     Professional fees...........................................................       6,781
     Insurance fees..............................................................         487
                                                                                   ----------
          Total liabilities......................................................      10,149
                                                                                   ----------
Net assets.......................................................................  $8,555,893
                                                                                   ==========
Net assets consist of:
     Capital stock--authorized 150,000,000 shares of $.01 par value; outstanding,
       838,370 shares............................................................  $    8,384
     Additional paid-in capital..................................................   8,360,594
     Net unrealized appreciation of investments..................................     186,915
                                                                                   ----------
          Total net assets.......................................................  $8,555,893
                                                                                   ==========
Net asset value per share of outstanding capital stock ($8,555,893/838,370
  shares)........................................................................      $10.21
                                                                                       ======

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

                        GOVERNMENT SECURITIES PORTFOLIO

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 1995

Investment income:
     Interest.....................................................................  $300,179
                                                                                    --------
Expenses:
     Investment advisory fees (Note 3)............................................    18,670
     Custodian fees...............................................................     3,518
     Professional fees............................................................     9,064
     Director fees................................................................       741
     Miscellaneous fees...........................................................       491
                                                                                    --------
          Total expenses..........................................................    32,484
          Expense reduction.......................................................    (1,748)
                                                                                    --------
          Net expenses............................................................    30,736
                                                                                    --------
          Net investment income...................................................   269,443
                                                                                    --------
Realized and unrealized gain on investments (Note 2)
     Realized gain from security transactions
          Proceeds from sales.....................................................     8,082
          Cost of securities sold.................................................     7,919
                                                                                    --------
Net realized gain on investments..................................................       163
Net increase in unrealized appreciation of investments............................   189,162
                                                                                    --------
Net realized and unrealized gain on investments...................................   189,325
                                                                                    --------
Net increase in net assets resulting from operations..............................  $458,768
                                                                                    ========

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

                        GOVERNMENT SECURITIES PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                       FOR THE        FOR THE
                                                                      YEAR ENDED     YEAR ENDED
                                                                     DECEMBER 31,   DECEMBER 31,
                                                                         1995           1994
                                                                     ------------   ------------
From operations:
     Net investment income.........................................  $    269,443   $    475,252
     Net realized gain (loss) on investments (Note 2)..............           163       (225,417)
     Net increase (decrease) in unrealized appreciation of
      investments..................................................       189,162       (636,335)
                                                                      -----------   ------------
Net increase (decrease) in net assets resulting from operations....       458,768       (386,500)
                                                                      -----------   ------------
Dividends and distributions to shareholders from:
     Net investment income
       ($.34 and $.05 per share) (Note 4)..........................      (269,443)        (6,626)
     Net realized gain from investment transactions
       ($.00* and $.00 per share)(Note 4)..........................          (163)             0
                                                                      -----------   ------------
       Total dividends and distributions...........................      (269,606)        (6,626)
                                                                      -----------   ------------
From capital stock transaction:
     Proceeds from the issuance of shares
       (966,948 and 314,744 shares) (Note 5).......................     9,796,475      3,013,018
     Proceeds from dividends and distributions reinvested
       (26,406 and 696 shares) (Note 4)............................       269,606          6,626
     Net asset value of shares redeemed
       (281,625 and 2,250,535 shares)..............................    (2,903,581)   (21,458,384)
                                                                      -----------   ------------
Net increase (decrease) in net assets resulting from capital stock
  transactions.....................................................     7,162,500    (18,438,740)
                                                                      -----------   ------------
Net increase (decrease) in net assets..............................     7,351,662    (18,831,866)
Net assets beginning of year.......................................     1,204,231     20,036,097
                                                                      -----------   ------------
Net assets end of year.............................................   $ 8,555,893   $  1,204,231
                                                                      ===========   ============

---------------

* Less than $.01 per share.

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

                        GOVERNMENT SECURITIES PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 1995

PRINCIPAL                                                                               VALUE
  AMOUNT                                                                               (NOTE 2)
----------                                                                            ----------
             U.S. TREASURY NOTE -- 12.7%
$1,000,000   U.S. Treasury Note, 7.75%, due 11/30/99 (cost $998,803).............     $1,083,430
                                                                                      ----------
             U.S. GOVERNMENT AGENCY OBLIGATIONS -- 84.5%
   250,000   Federal National Mortgage Assn., 5.43%, due 02/08/96................        248,567
 1,500,000   Federal Home Loan Mortgage Corp., REMIC, 6.50%, due 11/15/21........      1,518,210
   285,000   Federal National Mortgage Assn., REMIC, 7.00%, due 01/25/03.........        293,502
   500,000   Federal National Mortgage Assn., REMIC, 5.75%, due 08/25/18.........        494,255
   150,000   Federal Home Loan Mortgage Corp., 5.55%, due 01/05/96...............        149,908
   275,000   Federal Home Loan Mortgage Corp., 5.57%, due 01/05/96...............        274,830
   100,000   Federal Home Loan Mortgage Corp., 5.56%, due 01/16/96...............         99,768
   300,000   Federal Home Loan Mortgage Corp., 5.67%, due 01/22/96...............        299,008
   700,000   Federal Home Loan Mortgage Corp., 5.45%, due 01/22/96...............        697,775
   100,000   Federal Home Loan Mortgage Corp., 5.55%, due 01/24/96...............         99,646
   100,000   Federal Home Loan Mortgage Corp., 5.47%, due 01/25/96...............         99,634
   275,000   Federal Home Loan Mortgage Corp., 5.57%, due 01/29/96...............        273,809
   100,000   Federal Home Loan Mortgage Corp., 5.55%, due 02/05/96...............         99,460
   250,000   Federal Home Loan Mortgage Corp., 5.53%, due 02/26/96...............        247,850
   299,548   Government National Mortgage Assn., 7.50%, due 10/15/24.............        297,368
   500,000   Student Loan Marketing Assn., 7.44%, due 03/28/00...................        509,185
 1,000,000   Tennessee Valley Authority, 7.625%, due 09/15/99....................      1,014,670
   500,000   Tennessee Valley Authority, 6.375%, due 06/15/05....................        515,530
                                                                                      ----------
               Total U.S. Government Agency Obligations (cost $7,130,687)........      7,232,975
                                                                                      ----------
               Total Investments (cost $8,129,490)........................   97.2%     8,316,405
               Other Assets less Liabilities..............................    2.8%       239,488
                                                                            -----     ----------
               Net Assets.................................................  100.0%    $8,555,893
                                                                            =====     ==========

The aggregate cost of securities for federal income tax purposes at December 31, 1995 is
  $8,129,490.
     The following amounts are based on costs for federal income tax purposes:
             Aggregate gross unrealized appreciation.............................     $  186,915
             Aggregate gross unrealized depreciation.............................              0
                                                                                      ----------
             Net unrealized appreciation.........................................     $  186,915
                                                                                      ==========

---------------
Percentages are based on net assets.

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

                             MONEY MARKET PORTFOLIO

     The Federal Reserve successfully achieved its soft landing-slow growth goals in 1995. Their proactive moves in 1994 to stem inflation were successful and created a strong level of confidence in the Federal Reserve's ability to keep inflation under control. This created an atmosphere that allowed long-term interest rates to drop. As the Fed became comfortable that balance was achieved, they reduced the Fed Funds rate from 6.0% to 5.75%, signaling a more neutral policy. As the end of 1995 approached, economic signs pointed to a sluggish economy and the Federal Reserve eased rates another 25 basis points in December to end the year with a Fed Funds rate of 5.50%.

     From slow Christmas sales and other generally sluggish economic indicators, it appears that 1996 will be at the slower end of the slow growth goal, making it likely that the Federal Reserve will continue to ease short-term interest rates in 1996. We expect the economy to continue to appear sluggish in 1996, and for the Fed to continue easing interest rates through the end of the year. By the end of 1996, interest rates could be as low as 4.50%.

     The interest rate curve remains inverted, with one month maturity investments yielding more than six month investments. The fear of interest rate reductions creates the need to manage the Portfolio on a balanced basis. Short maturity investments take advantage of current higher interest rates, while longer term investments, when not fully pricing in anticipated Fed easings, are purchased to protect against interest rates falling even more precipitously. The average maturity of the Portfolio has remained basically the same at 35.1 days as of December 31, 1995.

     The Portfolio continues to be invested in high quality short-term instruments, principally commercial paper. Our investment strategy is to emphasize purchases of 30 to 90 day maturities to provide flexibility to respond to any changes in the marketplace without sacrificing current income.

     Investments made into the Money Market Portfolio are not insured nor guaranteed by the U.S. government. There is no assurance that the Portfolio will maintain a steady net asset value.

                             MONY SERIES FUND, INC.

                             MONEY MARKET PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1995

ASSETS
Securities, at value (cost $111,985,205) (Note 2)..............................  $111,985,205
Cash...........................................................................       673,134
Interest receivable............................................................         1,508
Receivable for fund shares sold................................................       724,982
                                                                                 ------------
          Total assets.........................................................   113,384,829
                                                                                 ------------
LIABILITIES
Payable for fund shares redeemed...............................................     2,954,104
Accrued expenses:
     Investment advisory fees..................................................        34,837
     Custodian fees............................................................         1,555
     Professional fees.........................................................        16,879
     Insurance fees............................................................        10,476
                                                                                 ------------
          Total liabilities....................................................     3,017,851
                                                                                 ------------
Net assets.....................................................................  $110,366,978
                                                                                 ============
Net assets consist of:
     Capital stock--authorized 250,000,000 shares of $.01 par value;
      outstanding, 110,366,978 shares..........................................  $  1,103,670
     Additional paid-in capital................................................   109,263,308
                                                                                 ------------
          Total net assets.....................................................  $110,366,978
                                                                                 ============
Net asset value per share of outstanding capital stock
  ($110,366,978/110,366,978 shares)............................................  $1.00
                                                                                 =====

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

                             MONEY MARKET PORTFOLIO

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 1995

Investment income:
     Interest....................................................................  $4,815,658
                                                                                   ----------
Expenses:
     Investment advisory fees (Note 3)...........................................     323,058
     Custodian fees..............................................................      11,691
     Professional fees...........................................................      18,951
     Directors fees..............................................................      18,526
     Miscellaneous fees..........................................................      11,196
                                                                                   ----------
          Total expenses.........................................................     383,422
          Expense reduction......................................................      (2,869)
                                                                                   ----------
     Net expenses................................................................     380,553
                                                                                   ----------
Net investment income............................................................   4,435,105
                                                                                   ----------
Net increase in net assets resulting from operations.............................  $4,435,105
                                                                                   ==========

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

                             MONEY MARKET PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                     FOR THE         FOR THE
                                                                   YEAR ENDED      YEAR ENDED
                                                                  DECEMBER 31,    DECEMBER 31,
                                                                      1995            1994
                                                                  -------------   -------------
From operations:
     Net increase in net assets resulting from operations.......  $   4,435,105   $   2,471,131
Dividends to shareholders from:
     Net investment income (Note 4).............................     (4,435,105)     (2,471,131)
                                                                  -------------   -------------
          Total increase........................................              0               0
                                                                  -------------   -------------
From capital stock transactions:
     Proceeds from issuance of shares
       (466,424,179 and 385,400,102 shares) (Note 5)............    466,424,179     385,400,102
     Proceeds from dividends reinvested
       (4,435,105 and 2,471,131 shares) (Note 4)................      4,435,105       2,471,131
     Net asset value of shares redeemed
       (443,845,037 and 369,993,362 shares).....................   (443,845,037)   (369,993,362)
                                                                  -------------   -------------
Net increase in net assets resulting from capital stock
  transactions..................................................     27,014,247      17,877,871
Net assets beginning of year....................................     83,352,731      65,474,860
                                                                  -------------   -------------
Net assets end of year..........................................  $ 110,366,978   $  83,352,731
                                                                  =============   =============

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

                             MONEY MARKET PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 1995

PRINCIPAL                                                                              VALUE
  AMOUNT                                                                              (NOTE 2)
----------                                                                          ------------
               COMMERCIAL PAPER--101.5%
$  700,000     American Express Credit Corp., 5.60%, due 01/11/96..............     $    698,911
   425,000     American Express Credit Corp., 5.65%, due 01/29/96..............          423,132
 2,000,000     American Express Credit Corp., 5.60%, due 02/02/96..............        1,990,044
 1,700,000     American Express Credit Corp., 5.52%, due 03/20/96..............        1,679,408
 2,100,000     Associates Corp. of NA, 5.68%, due 01/10/96.....................        2,097,018
 3,000,000     Avco Financial Services, Canada Ltd., 5.83%, due 01/19/96.......        2,991,255
 3,000,000     Bank of New York Co., Inc., 5.83%, due 01/22/96.................        2,989,798
 1,400,000     Bell Atlantic Financial Svcs. Inc., 5.95%, due 01/09/96.........        1,398,149
 1,750,000     Bell Atlantic Network Funding Corp., 5.61%, due 01/26/96........        1,743,183
 2,800,000     British Columbia Province, Canada, 5.72%, due 01/12/96..........        2,795,106
   300,000     C.I.T. Group Holdings, Inc., 5.80%, due 01/31/96................          298,550
 1,550,000     C.I.T. Group Holdings, Inc., 5.70%, due 02/09/96................        1,540,429
 1,200,000     C.I.T. Group Holdings, Inc., 5.54%, due 03/14/96................        1,186,520
   600,000     Canadian Wheat Board, 5.61%, due 03/11/96.......................          593,455
 1,000,000     Chevron UK Investment P.L.C., 5.78%, due 01/26/96...............          995,986
 1,000,000     Colonial Pipeline Co., 5.70%, due 01/26/96......................          996,042
 1,850,000     Colonial Pipeline Co., 5.67%, due 02/16/96......................        1,836,597
   550,000     Colonial Pipeline Co., 5.62%, due 02/28/96......................          545,020
 4,000,000     Commercial Credit Co., 5.76%, due 01/16/96......................        3,990,400
 4,000,000     Consolidated Coal Co., 5.76%, due 01/04/96......................        3,998,080
 1,450,000     Delaware Funding Corp., 5.73%, due 01/19/96.....................        1,445,846
   700,000     du Pont (E.I.) de Nemours & Co., 5.64%, due 01/26/96............          697,259
   200,000     Ford Motor Credit Co., 5.77%, due 01/05/96......................          199,872
 2,000,000     Ford Motor Credit Co., 5.75%, due 01/18/96......................        1,994,570
 1,300,000     General Electric Capital Corp., 5.75%, due 01/19/96.............        1,296,263
 1,850,000     General Electric Capital Corp., 5.62%, due 02/13/96.............        1,837,582
 1,350,000     General Motors Acceptance Corp., 5.70%, due 01/09/96............        1,348,290
 1,900,000     General Motors Acceptance Corp., 5.58%, due 03/04/96............        1,881,447
 1,600,000     Goldman Sachs Group, L.P., 5.75%, due 01/10/96..................        1,597,700
 3,000,000     Goldman Sachs Group, L.P., 5.68%, due 01/12/96..................        2,994,793
 1,000,000     Household Financial Corp., 5.75%, due 01/03/96..................          999,681
   200,000     Household Finance Corp., 5.77%, due 01/26/96....................          199,199
 1,400,000     Household Finance Corp., 5.71%, due 01/29/96....................        1,393,783
 4,200,000     Merrill Lynch and Co. Inc., 5.73%, due 01/31/96.................        4,179,945
   357,000     Midwest Funding Corp., 5.83%, due 01/04/96(a)...................          357,228
 3,000,000     Morgan, J.P. & Co., Inc., 5.77%, due 01/08/96...................        2,996,634
 2,000,000     Natwest Bancorp, 5.73%, due 01/08/96............................        1,997,772
 3,000,000     Nationsbank Corp., 5.40%, due 04/03/96..........................        2,958,150

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

                             MONEY MARKET PORTFOLIO

                      PORTFOLIO OF INVESTMENTS (CONTINUED)

                               DECEMBER 31, 1995

PRINCIPAL                                                                              VALUE
  AMOUNT                                                                              (NOTE 2)
----------                                                                          ------------
               COMMERCIAL PAPER--101.5% (CONTINUED)
$3,000,000     Olympic Auto Receivables Trust, 5.825%, due 12/15/96............     $  3,012,623
   450,000     PHH Corp., 5.70%, due 01/18/96..................................          448,789
 3,900,000     PHH Corp., 5.74%, due 01/19/96..................................        3,888,807
 4,000,000     Pepsico, Inc., 5.68%, due 01/26/96..............................        3,984,222
 5,000,000     Philip Morris Co., 5.65%, due 01/19/96..........................        4,985,875
   500,000     Prudential Funding Corp., 5.78%, due 01/12/96...................          499,117
 2,300,000     Prudential Funding Corp., 5.75%, due 01/16/96...................        2,294,490
 1,000,000     Prudential Insurance Co. of America, 5.75%, due 01/16/96........          997,604
 1,000,000     Republic New York Corp., 5.70%, due 01/31/96....................          995,250
 3,000,000     Republic National Bank, 5.53%, due 02/01/96.....................        2,985,714
 2,000,000     Royal Bank of Canada, 5.70%, due 01/29/96.......................        1,991,134
 3,000,000     Seagram Co. Ltd., 5.70%, due 01/18/96...........................        2,991,925
 2,000,000     Seagram Co. Ltd., 5.40%, due 03/19/96...........................        1,976,600
 1,200,000     Sears Roebuck Acceptance Corp., 5.84%, due 01/09/96.............        1,198,443
   650,000     Sears Roebuck Acceptance Corp., 5.70%, due 01/16/96.............          648,456
 2,925,000     Sears Roebuck Acceptance Corp., 5.70%, due 01/29/96.............        2,912,033
 3,000,000     Transamerica Commercial Finance Corp., 5.77%, due 01/04/96......        2,998,557
 4,000,000     Wachovia Bank of N. Carolina, N.A., 5.75%, due 01/11/96.........        4,026,832
 4,000,000     Weyerhaeuser Mortgage Co., 5.62%, due 01/24/96..................        3,985,637
                                                                                    ------------
                 Total Investments (cost $111,985,205)..................  101.5%     111,985,205
                 Other Assets less Liabilities..........................   (1.5)%     (1,618,227)
                                                                          -----     ------------
                 Net Assets.............................................  100.0%    $110,366,978
                                                                          =====      ===========

---------------
(a) The interest rate is subject to change periodically based on the greater of the 30 or 90-day Federal composite rate. This instrument resets on a weekly basis. The rate shown was in effect as of December 31, 1995.

     Percentages are based on net assets.

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND BUSINESS

     The MONY Series Fund, Inc. (the "Fund"), a Maryland corporation organized on December 14, 1984, is composed of seven different portfolios that are, in effect, separate investment funds: the Equity Growth Portfolio, the Equity Income Portfolio, the Intermediate Term Bond Portfolio, the Long Term Bond Portfolio, the Government Securities Portfolio , the Money Market Portfolio, and the Diversified Portfolio. The Fund issues a separate class of capital stock for each portfolio. Each share of capital stock issued with respect to a portfolio will have a pro-rata interest in the assets of that portfolio and will have no interest in the assets of any other portfolio. Each portfolio bears its own liabilities and also its proportionate share of the general liabilities of the Fund. The Fund is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end, diversified, management investment company. This registration does not imply any supervision by the Securities and Exchange Commission over the Fund's management.

2. SIGNIFICANT ACCOUNTING POLICIES

  A. Portfolio Valuations:

     Short-term securities are valued at amortized cost. The amortized cost of a security is determined by valuing it at original cost and thereafter amortizing any discount or premium at a constant rate until maturity.

     Common stocks traded on national securities exchanges are valued at the last sales price as of the close of the New York Stock Exchange or at the last bid price for over-the-counter securities.

     Bonds are valued at the last available price provided by an independent pricing service for securities traded on a national securities exchange. Bonds that are listed on a national securities exchange but are not traded and bonds that are regularly traded in the over-the-counter market are valued at the mean of the last available bid and asked prices by an independent pricing service.

     Original issue discounts on investments purchased are amortized over their respective lives using the yield-to-maturity method.

     All other securities, when held by the Fund, including any restricted securities, are valued at their fair value as determined in good faith by the Board of Directors.

  B. Federal Income Taxes:

     Each portfolio of the Fund is a separate entity for Federal income tax purposes and intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

  C. Security Transactions and Investment Income:

     Security transactions are recorded as of the trade date.

     Dividend income is recorded on the ex-dividend date, income from other investments is accrued as earned.

     Realized gains and losses from investments sold are determined on the basis of identified cost for accounting and federal income tax purposes.

  D. Other

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosure of liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from these estimates.

     Earnings credits received from the custodian are shown as a reduction of total expenses.

                             MONY SERIES FUND, INC.

3. INVESTMENT ADVISORY FEES AND RELATED PARTY TRANSACTIONS

     Under an investment advisory agreement between the Fund and MONY Life Insurance Company of America ("Investment Adviser" or "MONY America"), a wholly-owned subsidiary of The Mutual Life Insurance Company of New York ("MONY"), the Investment Adviser provides investment advice and related services for each of the Fund's portfolios, administers the overall day-to-day affairs of the Fund, bears all expenses associated with calculating net asset values of the portfolios and compensates the directors, officers and employees of the Fund who are affiliated with the Investment Adviser.

     For these services, the Investment Adviser receives an investment management fee. The fee is a daily charge equal to an annual rate of .40% of the first $400,000,000 of the aggregate average daily net assets of the portfolios,
 .35% of the next $400,000,000 of the aggregate average daily net assets of the portfolios and .30% of the aggregate average daily net assets of the portfolios in excess of $800,000,000. Each daily charge is dividend among the portfolios in proportion to their net assets on that date. The Investment Adviser reimburses the portfolios for investment management fees charged to the extent that any portfolio's aggregate ordinary operating expense (excluding interest, taxes, brokerage fees and commissions, and extraordinary expenses) exceeds in any fiscal year 2.5% of the first $30,000,000 of the average daily net assets of such portfolio, 2.0% of the next $70,000,000 of the average daily net assets of such portfolio, and 1.5% of the average daily net assets of the portfolio in excess of $100,000,000. For the year ended December 31, 1995, the fees incurred by the Fund were $769,821.

     The Investment Adviser has a service agreement with MONY to provide it with personnel, services, facilities, supplies and equipment in order to carry out its duties to provide investment management services under the Investment Advisory Agreement. The Investment Adviser pays MONY for its services.

     Aggregate remuneration incurred to nonaffiliated Directors of the Fund for the year ended December 31, 1995, amounted to $43,949.

4. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income (including realized gains and losses on portfolio securities) of the Money Market Portfolio are declared and reinvested each business day in additional full and fractional shares of the portfolio. This policy enables the Money Market Portfolio to maintain a net asset value of $1.00 per share.

     Dividends from net investment income of the other portfolios will normally be declared and reinvested annually in additional full and fractional shares.

     The Fund will declare and distribute annually, before the close of its fiscal year, dividends from net realized capital gains, if any, of each portfolio, other than the Money Market Portfolio.

     Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations which may differ from generally accepted accounting principles. Distributions may differ from net investment income and net realized capital gains recognized for financial reporting purposes due to timing differences, primarily the deferral of wash sales, and post-October losses.

     During the year ended December 31, 1995, the fund increased paid-in capital by $6,821, decreased undistributed net investment income by $11,327 and increased accumulated net realized capital gains by $4,506. These differences are due to return of capital distributions received by the Fund on portfolio securities.

                             MONY SERIES FUND, INC.

5. CAPITAL STOCK

  A. Authorized Capital Stock:

     The Fund has 2 billion authorized shares of capital stock with a par value of $.01 per share. 1.15 billion shares are reserved for issuance and divided into seven classes as follows: Equity Growth Portfolio (150 million shares); Equity Income Portfolio (150 million shares); Intermediate Term Bond Portfolio (150 million shares); Long Term Bond Portfolio (150 million shares); Government Securities Portfolio (150 million shares); Money Market Portfolio (250 million shares); and Diversified Portfolio (150 million shares). The remaining shares will be issued to any new or existing class upon approval of the Board of Directors.

     Each outstanding share of capital stock has a pro-rata interest in the assets of the Portfolio to which the capital stock of that class relates and has no interest in the assets of any other portfolio.

  B. Purchases of Fund Shares:

     Shares of the Fund are sold to MONY America and MONY for allocation to MONY America Variable Account L and MONY Variable Account L to fund benefits under Flexible Premium Variable Life Insurance Contracts and Variable Universal Life Insurance Contracts; to MONY America Variable Account S and MONY Variable Account S to fund benefits under Variable Life Insurance with Additional Premium Option Contracts; and to MONY America Variable Account A and MONY Variable Account A, to fund benefits under Flexible Payment Variable Annuity Contracts issued by those companies. Shares of the Fund are also sold to MONY for allocation to the Keynote Series Account ("Keynote") to fund benefits under Individual Plans issued by MONY.

6. FEDERAL INCOME TAX-CAPITAL LOSS CARRYFORWARD

     At December 31, 1995, the following portfolios of the Fund have capital loss carryforwards available to offset future capital gains, if any, for federal income tax purposes:

                          PORTFOLIO                              AMOUNT       EXPIRATION DATE
--------------------------------------------------------------  --------     -----------------
Long Term Bond................................................  $867,174     December 31, 2002
                                                                ========
Intermediate Term Bond........................................    16,850     December 31, 2002
                                                                  17,218     December 31, 2003
                                                                --------
                                                                $ 34,068
                                                                ========

                             MONY SERIES FUND, INC.

7. PURCHASES AND SALES OF INVESTMENTS

     The aggregate cost of investments purchased and proceeds from sales or maturities, other than short-term investments, for the year ended December 31, 1995 were as follows:

                                                                      PURCHASES         SALES
                                                                     -----------     -----------
Equity Growth Portfolio........................  Other               $   654,055     $   547,927
Equity Income Portfolio........................  Other                 3,946,356       3,873,059
Intermediate Term Bond Portfolio...............  U.S. Government
                                                   Obligations         4,017,031       7,599,832
                                                 Other                 3,003,790       2,016,020
Long Term Bond Portfolio.......................  U.S. Government
                                                   Obligations        26,551,009      23,093,367
                                                 Other                17,165,300      15,165,440
Diversified Portfolio..........................  Other                   934,590         681,853
Government Securities Portfolio................  U.S. Government
                                                   Obligations         4,547,390           8,082

8. KEYNOTE SERIES ACCOUNT REDEMPTION

     On June 24, 1994, pursuant to an exemptive order granted by the Securities and Exchange Commission dated June 8, 1994, the Group Plans in the Keynote Series Account effected a substitution of all its shares in the MONY Series Fund, Inc. for interests in Diversified Investors Portfolios, a diversified open end management investment company which was organized as a trust under the laws of the state of New York. The substitution was effected through a redemption of assets-in-kind and was deemed a non-taxable event for Keynote and the Fund. The net assets redeemed from the Fund were as follows:

                                   PORTFOLIO
-------------------------------------------------------------------------------
Money Market...................................................................  $  9,386,705
Long Term Bond.................................................................     7,690,740
Government Securities Portfolio (Intermediate Government Bond Portfolio).......    17,772,012
Diversified....................................................................    36,211,296
Equity Income..................................................................   138,419,403
Equity Growth..................................................................    63,214,732
                                                                                 ------------
          Total................................................................  $272,694,888
                                                                                  ===========

     The substitution resulted in a permanent difference between tax and financial statement reporting. Accordingly, the following amounts had been reclassified from undistributed net investment income and accumulated undistributed realized gains to additional paid in capital:

                                                        ACCUMULATED UNDISTRIBUTED     UNDISTRIBUTED NET
                      PORTFOLIO                              REALIZED GAINS           INVESTMENT INCOME
------------------------------------------------------  -------------------------     -----------------
Money Market..........................................         $         0               $         0
Long Term Bond........................................            (179,876)                  231,879
Government Securities Portfolio (Intermediate
  Government Bond Portfolio)..........................            (225,416)                  468,626
Diversified...........................................           2,102,885                   511,055
Equity Income.........................................          17,893,033                 2,248,575
Equity Growth.........................................           3,575,829                   597,310
                                                               -----------               -----------
          Total.......................................         $23,166,455               $ 4,057,445
                                                               ===========               ===========

                             MONY SERIES FUND, INC.

                            EQUITY GROWTH PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:

                                                          FOR THE YEARS ENDED DECEMBER 31,
                              ----------------------------------------------------------------------------------------
                                 1995           1994           1993            1992            1991            1990
                              ----------     ----------     -----------     -----------     -----------     ----------
Net asset value, beginning
  of year...................  $    20.59     $    20.70     $     19.68     $     20.25     $     15.38     $    15.90
                              ----------     ----------     -----------     -----------     -----------     ----------
Income from investment
  operations
  Net investment income.....        0.39           0.36            0.33            0.29            0.25           0.27
  Net gains (losses) on
    investments (both
    realized and
    unrealized).............        5.90           0.09            1.59           (0.46)           5.08          (0.50)
                              ----------     ----------     -----------     -----------     -----------     ----------
    Total from investment
      operations............        6.29           0.45            1.92           (0.17)           5.33          (0.23)
Less distributions
  Dividends (from net
    investment income)......       (0.39)         (0.36)          (0.33)          (0.29)          (0.25)         (0.29)
  Distributions (from
    realized capital
    gains)..................       (1.34)         (0.20)          (0.57)          (0.04)          (0.17)          0.00
  Distributions (from
    additional paid-in
    capital)................        0.00           0.00            0.00           (0.03)          (0.04)          0.00
  Distributions (in excess
    of realized capital
    gain)...................       (0.04)          0.00            0.00           (0.04)           0.00           0.00
                              ----------     ----------     -----------     -----------     -----------     ----------
    Total distributions.....       (1.77)         (0.56)          (0.90)          (0.40)          (0.46)         (0.29)
Net asset value, end of
  year......................  $    25.11     $    20.59     $     20.70     $     19.68     $     20.25     $    15.38
                              ==========     ==========     ===========     ===========     ===========     ==========
    Total return............       30.54%          2.15%           9.71%          (0.84%)         34.66%         (1.45%)
Ratios/Supplemental Data
Net assets, end of year.....  $1,873,569     $1,556,536     $58,963,456     $39,979,012     $26,219,999     $7,163,679
Ratio of net investment
  income to average net
  assets....................        1.54%          2.11%           1.79%           1.72%           2.09%          2.42%
Ratio of expenses to average
  net assets................        1.28%          0.53%           0.50%           0.53%           0.59%          0.77%
Portfolio turnover rate.....       38.17%         55.09%          59.15%          39.93%          32.33%         31.21%

                                          FOR THE YEARS ENDED DECEMBER 31,
                              -------------------------------------------------------
                                 1989           1988           1987           1986
                              ----------     ----------     ----------     ----------
Net asset value, beginning
  of year...................  $    12.78     $    11.81     $    12.07     $    11.07
                              ----------     ----------     ----------     ----------
Income from investment
  operations
  Net investment income.....        0.28           0.22           0.15           0.18
  Net gains (losses) on
    investments (both
    realized and
    unrealized).............        3.66           1.20           0.93           0.98
                              ----------     ----------     ----------     ----------
    Total from investment
      operations............        3.94           1.42           1.08           1.16
Less distributions
  Dividends (from net
    investment income)......       (0.27)         (0.21)         (0.42)         (0.16)
  Distributions (from
    realized capital
    gains)..................       (0.55)         (0.24)         (0.92)          0.00
  Distributions (from
    additional paid-in
    capital)................        0.00           0.00           0.00           0.00
  Distributions (in excess
    of realized capital
    gain)...................        0.00           0.00           0.00           0.00
                              ----------     ----------     ----------     ----------
    Total distributions.....       (0.82)         (0.45)         (1.34)         (0.16)
Net asset value, end of
  year......................  $    15.90     $    12.78     $    11.81     $    12.07
                              ==========     ==========     ==========     ==========
    Total return............       30.83%         12.02%          8.95%         10.48%
Ratios/Supplemental Data
Net assets, end of year.....  $5,672,894     $3,957,234     $2,934,478     $2,539,872
Ratio of net investment
  income to average net
  assets....................        2.00%          1.70%          1.04%          1.51%
Ratio of expenses to average
  net assets................        0.96%          1.04%          1.50%          1.50%
Portfolio turnover rate.....       29.91%          9.51%         18.13%         55.46%

                             MONY SERIES FUND, INC.

                            EQUITY INCOME PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:

                                                                    FOR THE YEARS ENDED DECEMBER 31,
                                          ------------------------------------------------------------------------------------
                                             1995          1994           1993           1992           1991          1990
                                          -----------   -----------   ------------   ------------   ------------   -----------
Net asset value, beginning of year......  $     15.53   $     16.43   $      15.56   $      14.64   $      12.70   $     14.26
                                          -----------   -----------   ------------   ------------   ------------   -----------
Income from investment operations
  Net investment income.................         0.69          0.64           0.52           0.59           0.64          0.54
  Net gains (losses) on investments
    (both realized and unrealized)......         4.45         (0.51)          1.68           0.92           1.94         (1.50)
                                          -----------   -----------   ------------   ------------   ------------   -----------
    Total from investment operations....         5.14          0.13           2.20           1.51           2.58         (0.96)
Less distributions
  Dividends (from net investment
    income).............................        (0.65)        (0.64)         (0.52)         (0.59)         (0.64)        (0.60)
  Distributions (from realized capital
    gains)..............................        (0.41)        (0.39)         (0.81)          0.00*          0.00*         0.00
                                          -----------   -----------   ------------   ------------   ------------   -----------
    Total distributions.................        (1.06)        (1.03)         (1.33)         (0.59)         (0.64)        (0.60)
Net asset value, end of year............  $     19.61   $     15.53   $      16.43   $      15.56   $      14.64   $     12.70
                                          ===========   ===========   ============   ============   ============   ===========
    Total return........................        33.12%         0.78%         14.14%         10.31%         20.31%        (6.73%)
Ratios/Supplemental Data
Net assets, end of year.................  $18,091,035   $16,204,925   $151,330,311   $121,540,392   $118,114,947   $99,878,151
Ratio of net investment income to
  average net assets....................         3.54%         3.53%          3.22%          3.68%          4.46%         5.39%
Ratio of expenses to average net
  assets................................         0.56%         0.48%          0.46%          0.46%          0.49%         0.52%
Portfolio turnover rate.................        26.80%        32.48%         28.48%         35.62%         25.84%         8.89%

                                                  FOR THE YEARS ENDED DECEMBER 31,
                                          -------------------------------------------------

                                             1989         1988         1987         1986
                                          ----------   ----------   ----------   ----------
Net asset value, beginning of year......  $    12.67   $    12.03   $    13.03   $    11.30
                                          ----------   ----------   ----------   ----------
Income from investment operations
  Net investment income.................        0.64         0.70         0.44         0.42
  Net gains (losses) on investments
    (both realized and unrealized)......        2.20         1.64         0.54         1.74
                                          ----------   ----------   ----------   ----------
    Total from investment operations....        2.84         2.34         0.98         2.16
Less distributions
  Dividends (from net investment
    income).............................       (0.64)       (0.66)       (0.77)       (0.43)
  Distributions (from realized capital
    gains)..............................       (0.61)       (1.04)       (1.21)        0.00
                                          ----------   ----------   ----------   ----------
    Total distributions.................       (1.25)       (1.70)       (1.98)       (0.43)
Net asset value, end of year............  $    14.26   $    12.67   $    12.03   $    13.03
                                          ==========   ==========   ==========   ==========
    Total return........................       22.42%       19.45%        7.52%       19.12%
Ratios/Supplemental Data
Net assets, end of year.................  $6,185,876   $5,054,514   $2,945,497   $2,776,312
Ratio of net investment income to
  average net assets....................        4.66%        5.24%        3.02%        3.30%
Ratio of expenses to average net
  assets................................        0.88%        0.91%        1.50%        1.50%
Portfolio turnover rate.................       19.55%       22.70%       13.73%       25.70%

---------------
* Less than $.01 per share.

                             MONY SERIES FUND, INC.

                        INTERMEDIATE TERM BOND PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:

                                                                FOR THE YEARS ENDED DECEMBER 31,
                                     --------------------------------------------------------------------------------------
                                        1995           1994           1993           1992           1991           1990
                                     -----------    -----------    -----------    -----------    -----------    -----------
Net asset value, beginning of
 year............................... $      9.75    $     10.51    $     10.33    $     10.22    $      9.69    $      9.85
                                     -----------    -----------    -----------    -----------    -----------    -----------
Income from investment operations
  Net investment income.............        0.63           0.60           0.47           0.59           0.77           0.84
  Net gains (losses) on investments
   (both realized and unrealized)...        0.82          (0.76)          0.34           0.11           0.71          (0.16)
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Total from investment
     operations.....................        1.45          (0.16)          0.81           0.70           1.48           0.68
Less distributions
  Dividends (from net investment
   income)..........................       (0.63)         (0.60)         (0.47)         (0.59)         (0.77)         (0.84)
  Distributions (from realized
   capital gains)...................        0.00           0.00          (0.16)          0.00*          0.00           0.00
  Distributions (from additional
   paid-in capital).................        0.00           0.00           0.00           0.00          (0.18)          0.00
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Total distributions.............       (0.63)         (0.60)         (0.63)         (0.59)         (0.95)         (0.84)
Net asset value, end of year........ $     10.57    $      9.75    $     10.51    $     10.33    $     10.22    $      9.69
                                     ===========    ===========    ===========    ===========    ===========    ===========
    Total return....................       14.82%         (1.52%)         7.84%          6.85%         15.27%          6.90%
Ratios/Supplemental Data
Net assets, end of year............. $37,519,833    $32,283,693    $31,326,168    $20,911,161    $22,005,519    $20,260,361
Ratio of net investment income to
 average net assets.................        6.10%          5.66%          5.26%          6.24%          7.88%          8.52%
Ratio of expenses to average net
 assets.............................        0.49%          0.52%          0.52%          0.53%          0.51%          0.54%
Portfolio turnover rate.............       32.07%         25.41%         50.61%         62.27%         55.03%         20.06%


                                                  FOR THE YEARS ENDED DECEMBER 31,
                                      --------------------------------------------------------
                                         1989           1988           1987           1986
                                      -----------    -----------    -----------    -----------
Net asset value, beginning of
 year...............................  $      9.63    $      9.93    $     12.15    $     11.92
                                      -----------    -----------    -----------    -----------
Income from investment operations
  Net investment income.............         0.90           0.86           0.89           0.98
  Net gains (losses) on investments
   (both realized and unrealized)...         0.22          (0.29)         (0.88)          0.47
                                      -----------    -----------    -----------    -----------
    Total from investment
     operations.....................         1.12           0.57           0.01           1.45
Less distributions
  Dividends (from net investment
   income)..........................        (0.90)         (0.87)         (1.59)         (1.12)
  Distributions (from realized
   capital gains)...................         0.00           0.00          (0.64)         (0.10)
  Distributions (from additional
   paid-in capital).................         0.00           0.00           0.00           0.00
                                      -----------    -----------    -----------    -----------
    Total distributions.............        (0.90)         (0.87)         (2.23)         (1.22)
Net asset value, end of year........  $      9.85    $      9.63    $      9.93    $     12.15
                                      ===========    ===========    ===========    ===========
    Total return....................        11.63%          5.74%          0.08%         12.16%
Ratios/Supplemental Data
Net assets, end of year.............  $20,419,237    $23,192,883    $25,217,761    $27,051,933
Ratio of net investment income to
 average net assets.................         8.67%          8.43%          8.18%          8.34%
Ratio of expenses to average net
 assets.............................         0.60%          0.55%          0.60%          0.60%
Portfolio turnover rate.............        30.99%         24.77%         32.23%         81.92%

---------------
* Less than $.01 per share.

                             MONY SERIES FUND, INC.

                            LONG TERM BOND PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:

                                                                FOR THE YEARS ENDED DECEMBER 31,
                                     --------------------------------------------------------------------------------------
                                        1995           1994           1993           1992           1991           1990
                                     -----------    -----------    -----------    -----------    -----------    -----------
Net asset value, beginning of
 year............................... $     10.47    $     12.05    $     11.19    $     11.03    $     10.47    $     10.70
                                     -----------    -----------    -----------    -----------    -----------    -----------
Income from investment operations
  Net investment income.............        0.74           0.84           0.50           0.81           0.72           0.90
  Net gains (losses) on investments
   (both realized and unrealized)...        2.41          (1.58)          1.09           0.16           1.12          (0.23)
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Total from investment
     operations.....................        3.15          (0.74)          1.59           0.97           1.84           0.67
Less distributions
  Dividends (from net investment
   income)..........................       (0.74)         (0.84)         (0.50)         (0.74)         (0.72)         (0.90)
  Distributions (from realized
   capital gains)...................        0.00           0.00          (0.23)          0.00*         (0.37)          0.00
  Distributions (from additional
   paid-in capital).................        0.00           0.00           0.00          (0.07)         (0.19)          0.00
                                     -----------    -----------    -----------    -----------    -----------    -----------
    Total distributions.............       (0.74)         (0.84)         (0.73)         (0.81)         (1.28)         (0.90)
Net asset value, end of year........ $     12.88    $     10.47    $     12.05    $     11.19    $     11.03    $     10.47
                                     ===========    ===========    ===========    ===========    ===========    ===========
    Total return....................       30.04%         (6.14%)        14.21%          8.79%         17.57%          6.26%
Ratios/Supplemental Data
Net assets, end of year............. $62,017,889    $44,012,329    $63,044,619    $29,564,159    $23,207,734    $20,532,817
Ratio of net investment income to
 average net assets.................        6.58%          6.45%          5.69%          7.71%          8.12%          8.72%
Ratio of expenses to average net
 assets.............................        0.48%          0.49%          0.48%          0.51%          0.51%          0.53%
Portfolio turnover rate.............       79.45%        110.19%         45.93%          0.17%         63.68%         27.49%

                                                  FOR THE YEARS ENDED DECEMBER 31,
                                      --------------------------------------------------------
                                         1989           1988           1987           1986
                                      -----------    -----------    -----------    -----------
Net asset value, beginning of
 year...............................  $      9.97    $     10.28    $     12.87    $     12.32
                                      -----------    -----------    -----------    -----------
Income from investment operations
  Net investment income.............         0.96           0.96           0.92           1.02
  Net gains (losses) on investments
   (both realized and unrealized)...         0.73          (0.10)         (1.11)          0.81
                                      -----------    -----------    -----------    -----------
    Total from investment
     operations.....................         1.69           0.86          (0.19)          1.83
Less distributions
  Dividends (from net investment
   income)..........................        (0.96)         (1.17)         (1.58)         (0.91)
  Distributions (from realized
   capital gains)...................         0.00           0.00          (0.82)         (0.37)
  Distributions (from additional
   paid-in capital).................         0.00           0.00           0.00           0.00
                                      -----------    -----------    -----------    -----------
    Total distributions.............        (0.96)         (1.17)         (2.40)         (1.28)
Net asset value, end of year........  $     10.70    $      9.97    $     10.28    $     12.87
                                      ===========    ===========    ===========    ===========
    Total return....................        16.95%          8.37%         (1.48%)        14.85%
Ratios/Supplemental Data
Net assets, end of year.............  $20,770,552    $23,840,760    $26,798,016    $28,623,485
Ratio of net investment income to
 average net assets.................         8.54%          9.04%          8.44%          8.27%
Ratio of expenses to average net
 assets.............................         0.64%          0.54%          0.60%          0.60%
Portfolio turnover rate.............        36.00%         42.79%        128.24%         68.77%

---------------
* Less than $.01 per share.

                             MONY SERIES FUND, INC.

                             DIVERSIFIED PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:

                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                       ------------------------------------------------------------------------------------
                                          1995          1994          1993           1992           1991           1990
                                       ----------    ----------    -----------    -----------    -----------    -----------
Net asset value, beginning of year.... $    13.14    $    13.47    $     12.64    $     13.13    $     11.75    $     12.27
                                       ----------    ----------    -----------    -----------    -----------    -----------
Income from investment operations
  Net investment income...............       0.43          0.38           0.37           0.42           0.53           0.70
  Net gains (losses) on investments
   (both realized and unrealized).....       3.03         (0.24)          1.01          (0.29)          1.86          (0.40)
                                       ----------    ----------    -----------    -----------    -----------    -----------
    Total from investment
     operations.......................       3.46          0.14           1.38           0.13           2.39           0.30
Less distributions
  Dividends (from net investment
   income)............................      (0.43)        (0.38)         (0.37)         (0.42)         (0.53)         (0.71)
  Distributions (from realized capital
   gains).............................      (0.43)        (0.09)         (0.18)         (0.20)         (0.48)         (0.11)
  Distributions (in excess of realized
   capital gain)......................      (0.02)         0.00           0.00*          0.00*          0.00           0.00
                                       ----------    ----------    -----------    -----------    -----------    -----------
    Total distributions...............      (0.88)        (0.47)         (0.55)         (0.62)         (1.01)         (0.82)
Net asset value, end of year.......... $    15.72    $    13.14    $     13.47    $     12.64    $     13.13    $     11.75
                                       ==========    ==========    ===========    ===========    ===========    ===========
    Total return......................      26.32%         1.03%         10.92%          0.99%         20.34%          2.44%
Ratios/Supplemental Data
Net assets, end of year............... $3,272,075    $2,860,700    $34,076,498    $22,704,133    $16,829,653    $10,373,263
Ratio of net investment income to
 average net assets...................       2.68%         3.19%          3.13%          3.68%          4.72%          6.04%
Ratio of expenses to average net
 assets...............................       0.95%         0.57%          0.53%          0.57%          0.60%          0.63%
Portfolio turnover rate...............      27.69%        51.38%         28.98%         26.44%         22.03%         11.49%

                                                    FOR THE YEARS ENDED DECEMBER 31,
                                        --------------------------------------------------------

                                           1989           1988           1987           1986
                                        -----------    -----------    -----------    -----------
Net asset value, beginning of year....  $     11.26    $     11.00    $     12.18    $     11.23
                                        -----------    -----------    -----------    -----------
Income from investment operations
  Net investment income...............         0.75           0.71           0.69           0.69
  Net gains (losses) on investments
   (both realized and unrealized).....         1.74           0.36          (0.21)          0.82
                                        -----------    -----------    -----------    -----------
    Total from investment
     operations.......................         2.49           1.07           0.48           1.51
Less distributions
  Dividends (from net investment
   income)............................        (0.75)         (0.70)         (1.33)         (0.56)
  Distributions (from realized capital
   gains).............................        (0.73)         (0.11)         (0.33)          0.00
  Distributions (in excess of realized
   capital gain)......................         0.00           0.00           0.00           0.00
                                        -----------    -----------    -----------    -----------
    Total distributions...............        (1.48)         (0.81)         (1.66)         (0.56)
Net asset value, end of year..........  $     12.27    $     11.26    $     11.00    $     12.18
                                        ===========    ===========    ===========    ===========
    Total return......................        22.11%          9.73%          3.94%         13.45%
Ratios/Supplemental Data
Net assets, end of year...............  $12,319,454    $16,050,117    $13,039,577    $13,076,156
Ratio of net investment income to
 average net assets...................         5.86%          6.10%          5.35%          5.85%
Ratio of expenses to average net
 assets...............................         0.67%          0.62%          0.75%          0.84%
Portfolio turnover rate...............         8.06%          4.46%         12.31%         17.11%

---------------

* Less than $.01 per share.

                             MONY SERIES FUND, INC.

                             MONEY MARKET PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:

                                                                  FOR THE YEARS ENDED DECEMBER 31,
                                       ---------------------------------------------------------------------------------------
                                           1995           1994           1993           1992           1991           1990
                                       ------------    -----------    -----------    -----------    -----------    -----------
Net asset value, beginning of year.... $       1.00    $      1.00    $      1.00    $      1.00    $      1.00    $      1.00
                                       ------------    -----------    -----------    -----------    -----------    -----------
Income from investment operations
  Net investment income...............         0.05           0.03           0.01           0.03           0.06           0.07
Less distributions
  Dividends (from net investment
   income)............................        (0.05)         (0.03)         (0.01)         (0.03)         (0.06)         (0.07)
                                       ------------    -----------    -----------    -----------    -----------    -----------
Net asset value, end of year.......... $       1.00    $      1.00    $      1.00    $      1.00    $      1.00    $      1.00
                                       ============    ===========    ===========    ===========    ===========    ===========
    Total return......................         5.57%          5.33%          2.75%          3.31%          5.60%          7.22%
Ratios/Supplemental Data
Net assets, end of year............... $110,366,978    $83,352,731    $65,474,860    $50,892,593    $34,642,974    $26,924,389
Ratio of net investment income to
  average net assets..................         5.30%          3.77%          2.62%          3.17%          5.80%          7.63%
Ratio of expenses to average net
  assets..............................         0.46%          0.49%          0.46%          0.48%          0.54%          0.54%

                                                     FOR THE YEARS ENDED DECEMBER 31,
                                        -----------------------------------------------------

                                           1989           1988          1987          1986
                                        -----------    ----------    ----------    ----------
Net asset value, beginning of year....  $      1.00    $     1.00    $     1.00    $     1.00
                                        -----------    ----------    ----------    ----------
Income from investment operations
  Net investment income...............         0.08          0.07          0.05          0.05
Less distributions
  Dividends (from net investment
   income)............................        (0.08)        (0.07)        (0.05)        (0.05)
                                        -----------    ----------    ----------    ----------
Net asset value, end of year..........  $      1.00    $     1.00    $     1.00    $     1.00
                                        ===========    ==========    ==========    ==========
    Total return......................         8.20%         6.56%         5.34%         5.26%
Ratios/Supplemental Data
Net assets, end of year...............  $10,817,623    $4,552,241    $2,883,644    $2,271,034
Ratio of net investment income to
  average net assets..................         8.06%         6.77%         5.36%         5.23%
Ratio of expenses to average net
  assets..............................         0.92%         1.08%         1.50%         1.50%

                             MONY SERIES FUND, INC.

                        GOVERNMENT SECURITIES PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:

                                                                                                                       FOR THE
                                                                                                                       PERIOD
                                                                                                                    MAY 1, 1991**
                                                                    FOR THE YEARS ENDED DECEMBER 31,                   THROUGH
                                                         ------------------------------------------------------     DECEMBER 31,
                                                           1995          1994            1993           1992            1991
                                                        ----------    ----------     -----------    -----------     -------------
Net asset value, beginning of period................... $     9.51    $     9.72     $      9.66    $     10.70      $     10.00
                                                        -----------   -----------    ------------   ------------     -----------
Income from investment operations
  Net investment income................................       0.34          0.05            0.52           1.00             0.27
  Net gains (losses) on investments (both realized and
   unrealized).........................................       0.70         (0.21)           0.27          (0.25)            0.70
                                                        -----------   -----------    ------------   ------------     -----------
     Total from investment operations..................       1.04         (0.16)           0.79           0.75             0.97
Less distributions
  Dividends (from net investment income)...............      (0.34)        (0.05)          (0.52)         (1.00)           (0.27)
  Distributions (from realized capital gains)..........      (0.00)*        0.00           (0.21)         (0.79)            0.00
  Distributions (in excess of realized capital
   gains)..............................................      (0.00)         0.00            0.00*          0.00             0.00
                                                        -----------   -----------    ------------   ------------     -----------
     Total distributions...............................      (0.34)        (0.05)          (0.73)         (1.79)           (0.27)
Net asset value, end of period......................... $    10.21    $     9.51     $      9.72    $      9.66      $     10.70
                                                        ===========   ===========    ============   ============     ===========
     Total return......................................      10.89%        (2.68%)++        8.18%          7.01%            9.70%+
Ratios/Supplemental Data
Net assets, end of period.............................. $8,555,893    $1,204,231     $20,036,097    $19,096,791      $42,235,195
Ratio of net investment income to average net assets...       6.10%         5.43%++         5.06%          6.25%            5.75%+++
Ratio of expenses to average net assets................       0.74%         0.57%++         0.53%          0.50%            0.43%+++
Portfolio turnover rate................................       0.28%         7.82%          41.01%         28.28%          151.81%

---------------

 *  Less than $.01 per share.

**  Commencement of operations.

 +  Average annual.

++  Annualized since Portfolio was dormant from June 24, 1994 to November 18,
    1994.

+++ Annualized.

                             MONY SERIES FUND, INC.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of MONY Series Fund, Inc.:

     We have audited the accompanying statements of assets and liabilities of the MONY Series Fund, Inc. (comprising, the Equity Growth, Equity Income, Intermediate Term Bond, Long Term Bond, Diversified, Money Market, and Government Securities Portfolios), including the portfolios of investments, as of December 31, 1995, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the ten years in the period then ended for all the Portfolios except Government Securities Portfolio for which the period is for the four years ended December 31, 1995 and for the period from May 1, 1991 (commencement of operations) to December 31, 1991. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting MONY Series Fund, Inc. as of December 31, 1995, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods referred to above, in conformity with generally accepted accounting principles.

                                          COOPERS & LYBRAND L.L.P.

New York, New York
February 16, 1996

                         ENTERPRISE ACCUMULATION TRUST

                                EQUITY PORTFOLIO

OPCAP ADVISORS
NEW YORK, NEW YORK

     The Equity Portfolio continued its excellent performance in 1995, a year of sharply rising stock prices. The portfolio invests primarily in the common stocks of large and mid-sized companies. Its total return of 38.4% in 1995 exceeded the Standard & Poor's 500 Index (S&P 500), an unmanaged index of 500 of the largest corporations weighted by market capitalization, which had a total return of 37.6% with dividends included.

     The Portfolio has provided favorable returns over longer periods, as well. Its total return of 19.1% for the five years ended December 31, 1995, exceeded the 16.6% average annual return for the S&P 500. From its inception on August 1, 1988 through December 31, 1995, the Portfolio provided an average annual total return of 15.6%, surpassing the 15.2% average annual return of the S&P 500.

     The Portfolio achieved above-market returns in 1995 despite a sizable cash position, and without making significant investments in technology stocks, one of the year's strongest market sectors. As of December 31, 1995, the Portfolio's assets were allocated 79% to equities and 21% to cash and cash equivalents. The Portfolio benefited from good stock selection. The five stocks which contributed most to the Portfolio's performance in 1995 were EXEL, Ltd., Intel Corporation, McDonnell Douglas Corporation, Federal Home Loan Mortgage Corporation (Freddie
Mac) and Becton, Dickinson & Company. Positions which detracted most from performance included Champion International Corporation, Temple-Inland, Inc., MAPCO, Inc. and Burlington Resources, Inc.

     The Portfolio's strong performance during 1995 was driven also by its substantial holdings of financial service company stocks, which were among the market leaders for the year. Such securities, representing 30% of the Portfolio's net assets as of December 31, 1995, include an eclectic group of specialty insurers and other financial service companies. Most have been investments of long standing that appeared undervalued to us regardless of the interest rate environment, although the decline in rates in 1995 did help fuel their market performance.

     The Portfolio owned the common stocks of 38 companies as of December 31, 1995. The five largest positions were Federal Home Loan Mortgage Corporation (Freddie Mac), the second largest insurer of home mortgages in the United States, representing 4.6% of the Portfolio's net assets; EXEL, Ltd., a strongly capitalized specialty insurance company, 4.6% of net assets; May Department Stores Company, a leading retailer, 3.8% of net assets; Becton, Dickinson & Company, a worldwide producer of medical products and diagnostic test systems, 3.5% of net assets; and Citicorp, a leading bank, 3.0% of net assets. Major industry positions as of December 31, 1995 were in the insurance sector, 14.1% of the Portfolio's net assets; financial services, 9.0% of net assets; banking 7.0% of net assets; aerospace and defense, 6.2% of net assets; and health care, 5.2% of net assets.

     The historical returns for the Portfolio take into account expenses incurred by the Portfolio, but not other charges imposed by the Variable Accounts. An investor may not invest directly into the MONY Series Fund, Inc. or Enterprise Accumulation Trust Portfolios. Actual returns for the variable product you own would therefore be lower. Of course, past performance does not guarantee future results.

            COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN ENTERPRISE ACCUMULATION TRUST EQUITY PORTFOLIO FROM INCEPTION (8/1/88)
               THROUGH 12/31/95 AND TOTAL RETURN ON S&P 500 INDEX

      MEASUREMENT PERIOD         EQUITY PORT-
    (FISCAL YEAR COVERED)            FOLIO          S&P 500
8/1/88                                   10000           10000
12/31/88                                 10190           10367
12/31/89                                 12500           13651
12/31/90                                 12223           13228
12/31/91                                 16038           17250
12/31/92                                 18909           18565
12/31/93                                 20393           20432
12/31/94                                 21182           20693
12/31/95                                 29325           28466

                              SMALL CAP PORTFOLIO

OPCAP ADVISORS
NEW YORK, NEW YORK

     The Small Cap Portfolio seeks to invest in small company value stocks whose expected future is greater than the markets collective expectation. The Small Cap Portfolio had a total return of 12.3% in 1995, below the total return of 28.4% for the Russell 2000 Index. This is an unmanaged index composed of small stocks traded on the NASDAQ, the New York and American Stock Exchanges.

     The Portfolio underperformed the index, in large part, because it did not own many technology or financial service company stocks, two of the small-cap market's strongest sectors in 1995. Conversely, the Portfolio was overweighted in real estate investment trusts (REITs). Many quality REITs appear to be significantly undervalued. However, with their defensive investment characteristics, they did not perform well during 1995 in a rising market.

     For the five years ended December 31, 1995, the Portfolio provided an average annual total return of 19.3%, compared with the 21.0% average annual return for the Russell 2000 Index. From its inception on August 1, 1988 through December 31, 1995, the Portfolio provided an average annual total return of 13.9%, compared with 12.6% for the Russell 2000 Index.

     Technology issues are only part of the small-cap universe, and are expensive and volatile. The rest of the small-cap market carries valuations that are, in many cases, quite reasonable. We seek to control volatility and generate higher returns by purchasing quality businesses that are mispriced by the market. The Portfolio owns a diverse group of companies distinguished by characteristics such as high cash flow and strong competitive positions. An example is Oak Industries, Inc., the Portfolio's largest position. Oak Industries is the dominant supplier of coaxial cable connectors to the cable television industry and is benefiting from systems upgrading throughout the industry. The Telecommunications Act should further boost Oak Industries' business by promoting increased competition in the delivery of telecommunications services to the home. Moreover, international revenues account for approximately 40% of the sales of Oak Industries' major subsidiary, and these revenues are increasing at a rate of about 40% a year as Oak Industries capitalizes on the rapid growth of cable TV overseas. Oak Industries earned a high return on capital and has increased its gross margins from 18.7% in 1989 to 40.1% in 1995. We believe the stock is significantly undervalued at 11 times reported earnings.

     We remain disciplined and confident in our approach and continue to perform the rigorous, in-depth analysis to identify quality businesses, such as Oak Industries, where the value of the franchise is underpriced in the market. Our goal is to provide above-average returns with below-average risk over time as the market recognizes the merits of the undervalued stocks we own.

     The Portfolio's net assets were allocated 86% to common stocks and securities convertible into common stocks, 1% to corporate bonds and 13% to cash and cash equivalents as of December 31, 1995. The Portfolio owned the common stocks of 78 companies. Its five largest holdings were Oak Industries, Inc., with its core business of manufacturing coaxial cable connectors for the cable television industry, representing 3.7% of the Portfolio's net assets; True North Communications, an advertising agency holding company owning Foote, Cone & Belding Communications, Inc., one of the largest advertising agencies in North America, 3.3% of net assets; Marshall Industries, which distributes components to manufacturers of technology products, 2.9% of net assets; Security Capital Industrial Trust, Inc., a real estate investment trust which owns, manages and develops industrial warehouses in the Southeast and Southwest, 2.9% of net assets; and Crane Company, which manufactures aerospace, fluid handling and controls components and vending machines and distributes and manufactures housing-related building products, 2.8% of net assets. Major industry positions were in the electronics sector, 10% of the Portfolio's net assets; real estate, 8.7% of net assets; energy, also 8.7% of net assets; advertising, 6.1% of net assets; and insurance, 5.3% of net assets.

     The historical returns for the Portfolio take into account expenses incurred by the Portfolio, but not other charges imposed by the Variable Accounts. An investor may not invest directly into the MONY Series Fund, Inc. or Enterprise Accumulation Trust Portfolios. Actual returns for the variable product you own would therefore be lower. Of course, past performance does not guarantee future results.

            COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN ENTERPRISE ACCUMULATION TRUST SMALL CAP PORTFOLIO FROM INCEPTION (8/1/88)
            THROUGH 12/31/95 AND TOTAL RETURN ON RUSSELL 2000 INDEX

      MEASUREMENT PERIOD           SMALL CAP
    (FISCAL YEAR COVERED)          PORTFOLIO     RUSSELL 2000
8/1/88                                   10000           10000
12/31/88                                 10190            9936
12/31/89                                 12060           11549
12/31/90                                 10883            9296
12/31/91                                 16120           13577
12/31/92                                 19584           16078
12/31/93                                 23405           19117
12/31/94                                 23409           18769
12/31/95                                 26284           24106

                               MANAGED PORTFOLIO

OPCAP ADVISORS
NEW YORK, NEW YORK

     The Managed Portfolio invests in stocks, bonds and cash equivalents. The Managed Portfolio has a total return of 46.9%, well above the total return of 37.6% for the S&P 500 Index with dividends included.

     The Portfolio has been an excellent performer over time. For the five years ended December 31, 1995; its average annual total return of 23.6% exceeded the 16.6% return of the S&P 500. From inception on August 1, 1988 through December 31, 1995, the Portfolio provided an average annual total return of 19.9%, compared with 15.2% for the S&P 500.

     Although the Portfolio can buy bonds and money market securities, in practice it invests primarily in common stocks based on the premise that stocks provide the best returns over time. As of December 31, 1995, 90% of the Portfolio's net assets were invested in common stocks and securities convertible into common stocks, 2% in Treasury notes and bonds and 8% in money market securities. Allocation to asset classes did not change significantly during the year.

     The Portfolio has achieved its long-term performance by investing in quality undervalued stocks and holding them for price appreciation. The Portfolio owned the common stocks of 37 companies as of December 31, 1995. Its five largest positions were McDonnell Douglas Corporation, the nation's largest manufacturer of military aircraft and an important competitor in commercial aircraft, representing 6.5% of net assets; Federal Home Loan Mortgage Corporation (Freddie Mac), the second largest insurer of home mortgages in the United States, 5.4% of net assets; Citicorp, a leading bank, 5.1% of net assets; Intel Corporation, a major producer of semiconductors, 4.5% of net assets; and Freeport McMoRan Copper & Gold (Class B), which produces copper and gold at a mine in Irian Jaya in the South Pacific, 4.5% of net assets. Major industry positions were in the banking sector, 17.1% of the Portfolio's net assets; financial services, 13.8% of net assets; aerospace, 11.3% of net assets; consumer products, 7.8%; and insurance, 6.3% of net assets.

     The historical returns for the Portfolio take into account expenses incurred by the Portfolio, but not other charges imposed by the Variable Accounts. An investor may not invest directly into the MONY Series Fund, Inc. or Enterprise Accumulation Trust Portfolios. Actual returns for the variable product you own would therefore be lower. Of course, past performance does not guarantee future results.

            COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN ENTERPRISE ACCUMULATION TRUST MANAGED PORTFOLIO FROM INCEPTION (8/1/88)
               THROUGH 12/31/95 AND TOTAL RETURN ON S&P 500 INDEX

      MEASUREMENT PERIOD            MANAGED
    (FISCAL YEAR COVERED)          PORTFOLIO        S&P 500
8/1/88                                   10000           10000
12/31/88                                 10440           10367
12/31/89                                 13836           13651
12/31/90                               13336.3           13228
12/31/91                                 19468           17250
12/31/92                                 23098           18565
12/31/93                                 25498           20432
12/31/94                                 26152           20693
12/31/95                              38416.12           28466

                         INTERNATIONAL GROWTH PORTFOLIO

BRINSON PARTNERS, INC.
CHICAGO, ILLINOIS

     The International Growth Portfolio seeks capital appreciation, primarily through a diversified portfolio of non-U.S. equity securities. In 1995, the Portfolio returned 14.6% versus the EAFE Index return of 11.2%. Since November 30, 1994, the Portfolio returned 13.8% verses the EAFE Index return of 10.9%. The EAFE Index is an unmanaged index composed of stocks representing the stock markets of Europe, Australia, New Zealand and the Far East. The Portfolio has benefited from its active strategies in market allocation, currency allocation, and security selection. Over the year, the Portfolio benefited from our underweight in the Japanese market. We reduced this underweight in August to take advantage of a number of Japanese government measures that we felt could result in a sharp rise in the price of the equity market. Our underweight in the Japanese yen and DM-bloc currencies and overweight in the currency position in the U.S. and Canadian dollar continued to benefit the portfolio. Stock selection in Japan was also positive over the year. Corporate results appeared to be better than expected due to the weaker yen and cost cutting.

     The economic backdrop for international equity markets is one which appears fairly benign. Rates of growth for real GDP for most developed countries are expected to be between 2 and 3%, while inflation should be in the 2 to 4% range. There will, however, be a number of developments which will challenge international equity investors in the coming year.

     One such development is the ongoing uncertainty about the likely realization of Europe's goal of monetary union. The existence of a single currency would impose monetary discipline on its member nations, something equity markets presumably would like to see. The uncertainty arises from the fear that many of these countries would be unable to accept the necessary discipline to restrain from inflation. Thus, markets could be volatile as they assess and reassess the likelihood of monetary union.

     The outlook for Japan's economy presents another set of challenges. Japan has been suffering through a prolonged recession, brought on by the government's attempt to manage the deflation of asset prices. This has led to significant concerns about the extent of problem loans at Japanese banks. An extremely overvalued yen has exacerbated the deflationary effects of falling asset prices. Recently, however, the Japanese monetary authorities have given some indication of a shift in policy, helping trigger a correction in the yen. This fosters brighter prospects for corporate profitability in the exporting sector. Thus, even though the Japanese equity market remains fundamentally overvalued, the shift to a much more accommodative monetary policy could lend some support to the market.

     In facing these challenges, we will continue to emphasize undervalued equity markets, while attempting to protect investors from overvalued currencies. In general, we view international equity markets as overvalued, with expected returns in most markets below those we normally require as compensation for risk. While we currently have a modest underweight in Japan, we see opportunities in some of the European markets, such as the Netherlands and Belgium. The German market, in contrast, is likely to perform relatively poorly, as the negative effects of the overvalued deutschemark impact corporate earnings. Outside of Europe, New Zealand offers compelling valuations. Through major structural reforms it has become a competitive economy with attractive growth prospects. In Australia, however, economic growth is clearly slowing, and there is some uncertainty about future inflation and the current account deficit. Despite these characteristics, equity valuations still remain attractive. In Southeast Asian markets, we believe prices are very high relative to underlying value.

     The historical returns for the Portfolio take into account expenses incurred by the Portfolio, but not other charges imposed by the Variable Accounts. An investor may not invest directly into the MONY Series Fund, Inc. or Enterprise Accumulation Trust Portfolios. Actual returns for the variable product you own would therefore be lower. Of course, past performance does not guarantee future results.

            COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN ENTERPRISE ACCUMULATION TRUST INTERNATIONAL GROWTH PORTFOLIO FROM INCEPTION
           (11/30/94) THROUGH 12/31/95 AND TOTAL RETURN ON EAFE INDEX

      MEASUREMENT PERIOD         INTERNATIONAL
    (FISCAL YEAR COVERED)          PORTFOLIO         EAFE
11/30/94                              10000.00        10000.00
12/31/94                              10040.60        10063.00
12/31/95                              11510.00        11191.00

                           HIGH-YIELD BOND PORTFOLIO

CAYWOOD-SCHOLL CAPITAL MANAGEMENT
SAN DIEGO, CALIFORNIA

     The High-Yield Bond Portfolio seeks maximum current income, primarily from debt securities that are rated Ba or lower by Moody's or BB or lower by S&P. The Portfolios total return 16.6% for 1995, net of fund expenses. This compares with a 12 month return of 21.8% for the Lehman BB Index. Since, November 30, 1994, the High-Yield Bond Portfolio had a return of 16.4% as compared to the Lehman BB Index 20.8% return. This is an unmanaged index composed of all issues rated below Baa by Moody's plus all issues rated BB by Standard & Poors.

     Four dominant themes influenced the high yield market in 1995: The stream of new money into mutual funds kept market technicals favorably balanced through much of the year. In addition investment grade corporate fixed income buyers have begun to venture down the credit spectrum to the higher quality portion of the high yield market. This marginal source of demand caused this sector of the market to enjoy both strong performance and liquidity. Also, according to Chemical Bank, new issues for 1995 decreased to $30.7 billion from the $35 billion issued in 1994. In 1995 there were smaller deal sizes and a greater number of issues which had an impact on liquidity. In past years, new merchandise was dominated by large LBO transactions that would become market names such as RJR, Kroger, Safeway, Owens Illinois, Fort Howard and American Standard. Today most transactions are smaller. The distribution of these issues is thinner and lack of liquidity reduces trading activity. And finally, according to Merrill Lynch, during the year, 30 issues representing $8.2 billion defaulted versus $2.3 billion in 1994. The acceleration in default activity did not have a significant impact upon the market. However, we always must be cognizant of these situations and their influence on investor cash flows.

     High yield bonds should perform relatively well in 1996, providing Congress produces on its promise of bringing the government towards fiscal responsibility and inflation remains restrained. Portfolio structure will attempt to maintain a balance between credit and duration risk in order to maximize the potential for risk adjusted returns with more emphasis on intermediate maturities until some of the political and economic risks are identified more clearly.

     The historical returns for the High-Yield Bond Portfolio takes into account expenses incurred by the Portfolio, but not other charges imposed by the Variable Accounts. An investor may not invest directly into the MONY Series Fund, Inc. or Enterprise Accumulation Trust Portfolios. Actual returns for the variable product you own would therefore be lower. Of course, past performance does not guarantee future results.

            COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN ENTERPRISE ACCUMULATION TRUST HIGH-YIELD BOND PORTFOLIO FROM INCEPTION
                                   (11/30/94)
              THROUGH 12/31/95 AND TOTAL RETURN ON LEHMAN BB INDEX

      MEASUREMENT PERIOD          HIGH-YIELD
    (FISCAL YEAR COVERED)            BOND          LEHMAN BB
11/30/94                                 10000           10000
12/31/94                                 10111           10079
12/31/95                                 11788           12280

     The views expressed in this report reflect those of the portfolio managers, only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions.

                         ENTERPRISE ACCUMULATION TRUST

                                EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               DECEMBER 31, 1995

  SHARES                                                                             VALUE
----------                                                                        -----------
             COMMON STOCKS--79.1%
             AEROSPACE & DEFENSE--6.2%
    57,920   AlliedSignal Inc. ................................................   $ 2,751,200
    82,800   Loral Corporation.................................................     2,929,050
    51,753   McDonnell Douglas Corporation.....................................     4,761,276
                                                                                  ------------
                                                                                   10,441,526
                                                                                  ------------
             APPAREL & TEXTILES--1.3%
    87,374   Warnaco Group Inc. (Class A)*.....................................     2,184,350
                                                                                  ------------
             BANKING--7.0%
    75,544   Citicorp..........................................................     5,080,334
    35,043   First Interstate Bancorp..........................................     4,783,369
    35,998   Mellon Bank Corporation...........................................     1,934,893
                                                                                  ------------
                                                                                   11,798,596
                                                                                  ------------
             CHEMICALS--3.3%
    54,000   Du Pont (E. I.) De Nemours & Company..............................     3,773,250
    32,202   Hercules Inc. ....................................................     1,815,388
                                                                                  ------------
                                                                                    5,588,638
                                                                                  ------------
             CONGLOMERATES--2.0%
    45,544   General Electric Company..........................................     3,279,168
                                                                                  ------------
             CONSUMER PRODUCTS--4.7%
    36,378   Avon Products Inc. ...............................................     2,741,992
    65,630   Hasbro Inc. ......................................................     2,034,530
    99,900   Mattel Inc. ......................................................     3,071,925
                                                                                  ------------
                                                                                    7,848,447
                                                                                  ------------
             CONTAINERS--1.9%
    71,002   Temple-Inland Inc. ...............................................     3,132,963
                                                                                  ------------
             DRUGS & MEDICAL PRODUCTS--4.6%
    78,079   Becton, Dickinson & Company.......................................     5,855,925
    20,126   Warner-Lambert Company............................................     1,954,738
                                                                                  ------------
                                                                                    7,810,663
                                                                                  ------------
             ELECTRONICS--2.1%
    83,462   Arrow Electronics Inc.*...........................................     3,599,299
                                                                                  ------------
             ENERGY--2.0%
    57,504   Triton Energy Corporation*........................................     3,299,292
                                                                                  ------------
             HEALTH CARE--5.2%
    80,000   Columbia Healthcare Corporation...................................     4,060,000
   222,000   Tenet Healthcare Corporation*.....................................     4,606,500
                                                                                  ------------
                                                                                    8,666,500
                                                                                  ------------

                         ENTERPRISE ACCUMULATION TRUST

                                EQUITY PORTFOLIO

                      SCHEDULE OF INVESTMENTS--(CONTINUED)

                               DECEMBER 31, 1995

  SHARES                                                                             VALUE
----------                                                                        ------------
             COMMON STOCKS (CONTINUED)
             INSURANCE--14.1%
   125,000   Ace Ltd. .........................................................   $  4,968,750
    46,752   AFLAC Inc. .......................................................      2,027,868
    40,612   American International Group Inc. ................................      3,756,610
   126,174   EXEL Ltd. ........................................................      7,696,614
    76,421   Progressive Corporation (Ohio)....................................      3,735,077
    20,126   Transamerica Corporation..........................................      1,466,682
                                                                                  ------------
                                                                                    23,651,601
                                                                                  ------------
             METALS & MINING--0.8%
    49,431   Freeport McMoRan Copper & Gold (Class B)..........................      1,390,247
                                                                                  ------------
             MISC. FINANCIAL SERVICES--9.0%
    74,755   American Express Company..........................................      3,092,988
   137,088   Countrywide Credit Industries Inc. ...............................      2,981,664
    93,045   Federal Home Loan Mortgage Corporation............................      7,769,257
    16,835   Morgan Stanley Group Inc. ........................................      1,357,322
                                                                                  ------------
                                                                                    15,201,231
                                                                                  ------------
             PAPER & FOREST PRODUCTS--1.5%
    61,000   Champion International Corporation................................      2,562,000
                                                                                  ------------
             RETAIL--4.7%
   151,712   May Department Stores Company.....................................      6,409,832
    31,000   Penney (J. C.) Company Inc. ......................................      1,476,375
                                                                                  ------------
                                                                                     7,886,207
                                                                                  ------------
             TECHNOLOGY--1.8%
    53,254   Intel Corporation.................................................      3,022,164
                                                                                  ------------
             TELECOMMUNICATIONS--2.9%
   121,000   Sprint Corporation................................................      4,824,875
                                                                                  ------------
             TRANSPORTATION--4.0%
    37,000   AMR Corporation*..................................................      2,747,250
    86,000   CSX Corporation...................................................      3,923,750
                                                                                  ------------
                                                                                     6,671,000
                                                                                  ------------
             Total Common Stocks (Identified Cost $96,488,074).................   $132,858,767
                                                                                  ------------

                         ENTERPRISE ACCUMULATION TRUST

                                EQUITY PORTFOLIO

                      SCHEDULE OF INVESTMENTS--(CONTINUED)

                               DECEMBER 31, 1995

PRINCIPAL
  AMOUNT                                                                             VALUE
----------                                                                        -----------
             COMMERCIAL PAPER--21.4%
             AUTOMOTIVE--2.4%
             Ford Motor Credit Company
$1,000,000     5.55%, 02/01/96.................................................   $    995,221
 3,000,000     5.62%, 02/01/96.................................................      2,985,482
                                                                                  ------------
                                                                                     3,980,703
                                                                                  ------------
             BANKING--2.5%
 4,300,000   Norwest Financial Inc. 5.75%, 01/09/96............................      4,294,506
                                                                                  ------------
             INSURANCE--3.1%
 5,300,000   Prudential Funding Corporation 5.66%, 01/30/96....................      5,275,835
                                                                                  ------------
             MACHINERY--2.7%
 4,500,000   Deere (John) Capital Corporation 5.73%, 01/04/96..................      4,497,851
                                                                                  ------------
             MISC. FINANCIAL SERVICES--7.1%
 6,900,000   Beneficial Corporation 5.80%, 01/24/96............................      6,874,432
 5,000,000   Household Finance Corporation 5.81%, 01/11/96.....................      4,991,930
                                                                                  ------------
                                                                                    11,866,362
                                                                                  ------------
             TECHNOLOGY--3.6%
 6,000,000   IBM Corporation 5.77%, 01/17/96...................................      5,984,613
                                                                                  ------------
                 Total Commercial Paper (Identified Cost $35,899,870)..........   $ 35,899,870
                                                                                  ------------
             REPURCHASE AGREEMENT--0.4%
  $795,000   State Street Bank & Trust Repurchase Agreement 2.25%, 01/02/96
             Collateral: U.S. Treasury Note, $795,000, 5.75% due 9/30/97,
             Value $813,192....................................................   $    795,000
                                                                                  ------------
                 Total Repurchase Agreement (Identified Cost $795,000).....       $    795,000
                                                                                  ------------
                 Total Investments (cost $133,182,944 )................   100.9%  $169,553,637
                 Other Assets Less Liabilities.........................    (0.9)    (1,590,974)
                                                                          -----   ------------
                 Net Assets............................................   100.0%  $167,962,663
                                                                          =====   ============

                 See accompanying notes to financial statements
--------------------------------------------------------------------------------
* Non-income producing security

                         ENTERPRISE ACCUMULATION TRUST

                              SMALL CAP PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               DECEMBER 31, 1995

 SHARES                                                                              VALUE
---------                                                                         -----------
             COMMON STOCKS--85.0%
             ADVERTISING--6.1%
  135,600    Katz Media Group Inc.*............................................   $ 2,389,950
   62,000    Omnicom Group Inc.................................................     2,309,500
  294,036    True North Communications.........................................     5,439,666
                                                                                  ------------
                                                                                   10,139,116
                                                                                  ------------
             APPAREL & TEXTILES--4.6%
   25,000    Crown Crafts Inc..................................................       287,500
   54,500    Culp Inc..........................................................       606,312
  102,200    Dyersburg Corporation.............................................       511,000
   41,674    Fab Industries Inc................................................     1,328,359
   80,200    Mohawk Industries Inc.*...........................................     1,253,125
  184,000    Westpoint Stevens Inc. (Class A)*.................................     3,691,500
                                                                                  ------------
                                                                                    7,677,796
                                                                                  ------------
             AUTOMOTIVE--1.1%
   75,600    Collins Industries Inc.*..........................................       122,850
  118,400    Masland Corporation...............................................     1,657,600
                                                                                  ------------
                                                                                    1,780,450
                                                                                  ------------
             BUILDING & CONSTRUCTION--3.5%
  119,834    D.R. Horton Inc.*.................................................     1,408,049
   39,900    Insituform Technologies (Class A)*................................       463,838
  189,600    Martin Marietta Materials Inc.....................................     3,910,500
                                                                                  ------------
                                                                                    5,782,387
                                                                                  ------------
             CHEMICALS--1.5%
   76,000    OM Group Inc......................................................     2,517,500
                                                                                  ------------
             COMPUTER HARDWARE--1.0%
  118,496    Exabyte Corporation*..............................................     1,733,004
                                                                                  ------------
             COMPUTER SERVICES--2.5%
  174,133    BancTec Inc.*.....................................................     3,221,460
   19,406    Globalink Inc.*...................................................       126,139
   33,000    Keane Inc.*.......................................................       730,125
                                                                                  ------------
                                                                                    4,077,724
                                                                                  ------------
             CONGLOMERATES--2.1%
  141,700    Ralcorp Holdings Inc.*............................................     3,436,225
                                                                                  ------------
             CONSUMER DURABLES--2.5%
   35,000    Rival Company.....................................................       774,375
  119,000    Singer Company N V................................................     3,317,125
                                                                                  ------------
                                                                                    4,091,500
                                                                                  ------------

                         ENTERPRISE ACCUMULATION TRUST

                              SMALL CAP PORTFOLIO

                      SCHEDULE OF INVESTMENTS--(CONTINUED)

                               DECEMBER 31, 1995

 SHARES                                                                              VALUE
----------                                                                        ------------
             COMMON STOCKS--(CONTINUED)
             DRUGS & MEDICAL PRODUCTS--2.3%
   48,500    Dentsply International Inc........................................   $ 1,940,000
   80,294    Sybron International Corporation*.................................     1,906,983
                                                                                  ------------
                                                                                    3,846,983
             ELECTRONICS--10.0%
   35,000    Arrow Electronics Inc.*...........................................     1,509,375
  173,600    EG & G Inc........................................................     4,209,800
  151,400    Marshall Industries Inc.*.........................................     4,863,725
  321,600    Oak Industries Inc.*..............................................     6,030,000
                                                                                  ------------
                                                                                   16,612,900
                                                                                  ------------
             ENERGY--8.7%
  101,152    Aquila Gas Pipeline Corporation...................................     1,302,332
   84,000    Belden & Blake Corporation*.......................................     1,470,000
  200,000    Global Natural Resources Inc.*....................................     2,100,000
  130,400    Noble Drilling Corporation*.......................................     1,173,600
  165,000    Petroleum Heat & Power Inc........................................     1,340,625
  240,558    Sithe Energies Inc.*..............................................     1,443,348
  106,300    St. Mary Land & Exploration Company...............................     1,488,200
  107,400    Tesoro Petroleum Corporation*.....................................       926,325
   28,000    Triton Energy Corporation*........................................     1,606,500
   78,500    UGI Corporation...................................................     1,628,875
                                                                                  ------------
                                                                                   14,479,805
                                                                                  ------------
             ENTERTAINMENT & LEISURE--0.2%
   25,000    Hollywood Park Inc.*..............................................       251,562
  274,617    Spectravision Inc. (Class B)*.....................................         4,291
                                                                                  ------------
                                                                                      255,853
                                                                                  ------------
             HEALTH CARE--2.9%
   39,500    Amerisource Health Corporation (Class A)*.........................     1,303,500
   20,000    Community Health Systems Inc.*....................................       712,500
   54,800    Magellan Health Services Inc.*....................................     1,309,712
   54,000    Spacelabs Inc.*...................................................     1,552,500
                                                                                  ------------
                                                                                    4,878,212
                                                                                  ------------
             HOTELS & RESTAURANTS--1.1%
   72,500    IHOP Corporation*.................................................     1,885,000
                                                                                  ------------

                         ENTERPRISE ACCUMULATION TRUST

                              SMALL CAP PORTFOLIO

                      SCHEDULE OF INVESTMENTS--(CONTINUED)

                               DECEMBER 31, 1995

 SHARES                                                                              VALUE
----------                                                                        ------------
             COMMON STOCKS--(CONTINUED)
             INSURANCE--5.3%
   49,000    Ace Ltd...........................................................   $ 1,947,750
   73,300    Capsure Holdings Corporation*.....................................     1,291,912
  117,600    E. W. Blanch Holdings Inc.........................................     2,748,900
   88,047    Guaranty National Corporation.....................................     1,353,723
   65,600    Prudential Reinsurance Holdings Inc...............................     1,533,400
                                                                                  ------------
                                                                                    8,875,685
                                                                                  ------------
             MACHINERY--2.3%
   50,000    Baldwin Technology Company Inc.*..................................       253,125
   60,000    Briggs & Stratton Corporation.....................................     2,602,500
   62,500    BW/IP Inc. (Class A)..............................................     1,031,250
                                                                                  ------------
                                                                                    3,886,875
                                                                                  ------------
             MANUFACTURING--4.2%
  127,400    Crane Company.....................................................     4,697,875
   70,300    Harmon Industries Inc.............................................     1,107,225
   59,452    North American Watch Company......................................     1,144,451
                                                                                  ------------
                                                                                    6,949,551
                                                                                  ------------
             METALS & MINING--0.4%
   71,030    Olympic Steel Inc.*...............................................       621,513
                                                                                  ------------
             MISC. FINANCIAL SERVICES--0.5%
   40,500    First Financial Caribbean Corporation.............................       759,375
                                                                                  ------------
             PAPER & FOREST PRODUCTS--2.9%
  439,000    Repap Enterprises Inc.*...........................................     1,948,062
  200,000    Shorewood Packaging Corporation*..................................     2,850,000
                                                                                  ------------
                                                                                    4,798,062
                                                                                  ------------
             PRINTING/PUBLISHING--2.0%
   70,100    International Imaging Materials Inc.*.............................     1,770,025
   20,000    Merrill Corporation...............................................       320,000
   76,000    Nu-Kote Holding Inc. (Class A) *..................................     1,292,000
                                                                                  ------------
                                                                                    3,382,025
                                                                                  ------------
             REAL ESTATE--8.7%
  147,609    Cousins Properties Inc............................................     2,989,082
   41,839    Post Properties Inc...............................................     1,333,618
    1,134    Security Capital Group Inc. (A)...................................     1,000,188
  277,100    Security Capital Industrial Trust.................................     4,849,250
  220,022    Security Capital Pacific Trust....................................     4,345,435
                                                                                  ------------
                                                                                   14,517,573
                                                                                  ------------

                         ENTERPRISE ACCUMULATION TRUST

                              SMALL CAP PORTFOLIO

                      SCHEDULE OF INVESTMENTS--(CONTINUED)

                               DECEMBER 31, 1995

 SHARES                                                                              VALUE
----------                                                                        ------------
             COMMON STOCKS--(CONTINUED)
             RETAIL--2.4%
   36,092    Blair Corporation.................................................   $ 1,141,409
   60,000    Maxim Group Inc. .................................................       810,000
  105,250    McGrath RentCorp..................................................     1,999,750
                                                                                  ------------
                                                                                    3,951,159
                                                                                  ------------
             RUBBER & PLASTICS--2.2%
   91,600    Carlisle Companies Inc............................................     3,698,350
                                                                                  ------------
             SECURITY/INVESTIGATION SERVICES--0.1%
  198,180    Automated Security (Holdings) PLC ADS*............................       148,635
                                                                                  ------------
             TECHNOLOGY--0.4%
   21,700    Unitrode Corporation*.............................................       613,025
                                                                                  ------------
             TELECOMMUNICATIONS--1.0%
   70,000    ECI Telecom Ltd.*.................................................     1,596,875
                                                                                  ------------
             TOBACCO/BEVERAGES/FOOD PRODUCTS--0.9%
   45,000    Morningstar Group Inc.*...........................................       360,000
   88,800    Sylvan Food Holdings Inc.*........................................     1,054,500
                                                                                  ------------
                                                                                    1,414,500
                                                                                  ------------
             TRANSPORTATION--1.6%
  151,299    Interpool Inc.*...................................................     2,704,470
                                                                                  ------------
                  Total Common Stocks (Identified Cost $130,116,258)...........   $141,112,128
                                                                                  ------------
             CONVERTIBLE PREFERRED STOCKS--0.9%
             RETAIL--0.1%
   37,800    Family Bargain Corporation........................................   $   222,075
                                                                                  ------------
             TRANSPORTATION--0.8%
   14,175    Interpool Inc.....................................................     1,332,450
                                                                                  ------------
                  Total Convertible Preferred Stocks (Identified Cost
                    $1,795,507)................................................   $ 1,554,525
                                                                                  ------------

PRINCIPAL
 AMOUNT
---------
             CORPORATE NOTES--0.3%
             ENERGY--0.3%
$ 399,875    Global Marine Inc. 12.75%, 12/15/99...............................   $   441,862
                                                                                  ------------
                  Total Corporate Notes (Identified Cost $419,650).............   $   441,862
                                                                                  ------------

                         ENTERPRISE ACCUMULATION TRUST

                              SMALL CAP PORTFOLIO

                      SCHEDULE OF INVESTMENTS--(CONTINUED)

                               DECEMBER 31, 1995

PRINCIPAL
 AMOUNT                                                                              VALUE
---------                                                                         -----------
             CONVERTIBLE CORPORATE BONDS--0.5%
             REAL ESTATE--0.5%
             Security Capital Group Inc. (A)
$  859,005        12.00%, 06/30/14..............................................   $   859,005
    25,634        12.00%, 06/30/14..............................................        25,634
                                                                                   ------------
                                                                                       884,639
                                                                                   ------------
                  Total Convertible Corporate Bonds (Identified Cost $835,310)..   $   884,639
                                                                                   ------------
             OPTIONS--0.0%
             ENERGY--0.0%
$   28,000   Triton Energy Corporation*.........................................   $    57,750
                                                                                   ------------
                  Total Options (Identified Cost $77,154).......................   $    57,750
                                                                                   ------------
             COMMERCIAL PAPER--12.3%
             AUTOMOTIVE--2.7%
             Ford Motor Credit Company
$1,500,000        5.55%, 01/17/96...............................................   $ 1,496,300
 3,000,000        5.71%, 01/03/96...............................................     2,999,048
                                                                                   ------------
                                                                                     4,495,348
                                                                                   ------------
             INSURANCE--2.4%
 4,000,000   Prudential Funding Corporation 5.63% 01/11/96......................     3,993,745
                                                                                   ------------
             MACHINERY--1.8%
 3,000,000   Deere (John) Capital Corporation 5.73%, 01/04/95...................     2,998,568
                                                                                   ------------
             MISC. FINANCIAL SERVICES--5.4%
 2,000,000   Beneficial Corporation 5.77%, 01/02/95.............................     1,999,679
 7,000,000   General Electric Capital Services, Inc. 5.76%, 01/10/95............     6,989,920
                                                                                   ------------
                                                                                     8,989,599
                                                                                   ------------
                  Total Commercial Paper (Identified Cost $20,477,260)..........   $20,477,260
                                                                                   ------------

                         ENTERPRISE ACCUMULATION TRUST

                              SMALL CAP PORTFOLIO

                      SCHEDULE OF INVESTMENTS--(CONTINUED)

                               DECEMBER 31, 1995

PRINCIPAL
 AMOUNT                                                                              VALUE
---------                                                                         -----------
             REPURCHASE AGREEMENT--0.6%
$ 950,000    State Street Bank & Trust Repurchase Agreement 2.25%, 01/02/96
             Collateral: U.S. Treasury Note $950,000, 5.75% due 9/30/97, Value
             $971,739..........................................................     $   950,000
                                                                                    -----------
                  Total Repurchase Agreement (Identified Cost $950,000)........     $   950,000
                                                                                    -----------
                  Total Investments (cost $154,671,139)................    99.6%   $165,478,164
                  Other Assets Less Liabilities........................     0.4         582,970
                                                                          ------   ------------
                  Net Assets...........................................   100.0%   $166,061,134
                                                                          ======   ============

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
* Non-income producing security

(A) Restricted security as of December 31, 1995:

                                                                                                    AGGREGATE          % OF
                                      DATES OF          PAR/                         UNIT     ---------------------    NET
DESCRIPTION                          ACQUISITION       SHARES        UNIT COST       VALUE      COST        VALUE     ASSETS
-----------                       -----------------   --------    ---------------   -------   ---------   ---------   ------
Security Capital Group, Inc.
  12.00%, 6/30/14                            7/1/94   $859,005    $          0.94   $  1.00    $ 809,676   $ 859,005   0.52%
                                  12/31/94-12/31/95     25,634               1.00      1.00       25,634      25,634    0.02
Security Capital Group, Inc.        7/26/93-1/19/94      1,134    $680.97-$686.00   $882.00      775,764   1,000,188   0.60%
                                                                                              ----------   ---------   ----
                                                                                              $1,611,074  $1,884,827   1.14%
                                                                                              ==========   =========   ====

                         ENTERPRISE ACCUMULATION TRUST

                               MANAGED PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               DECEMBER 31, 1995

  SHARES                                                                            VALUE
-----------                                                                     --------------
              COMMON STOCK--89.5%
              AEROSPACE & DEFENSE--11.3%
    225,000   Lockheed Martin Corporation....................................   $   17,775,000
    600,000   Loral Corporation..............................................       21,225,000
    900,000   McDonnell Douglas Corporation..................................       82,800,000
    330,000   Northrop Grumman Corporation...................................       21,120,000
                                                                                  ------------
                                                                                   142,920,000
                                                                                  ------------
              APPAREL & TEXTILES--1.8%
  1,500,000   Shaw Industries Inc. ..........................................       22,125,000
                                                                                  ------------
              AUTOMOTIVE--1.9%
    400,000   Collins & Aikman Corporation*..................................        2,650,000
    400,000   General Motors Corporation.....................................       21,150,000
                                                                                  ------------
                                                                                    23,800,000
                                                                                  ------------
              BANKING--17.1%
    951,000   Citicorp.......................................................       63,954,750
    100,000   First Empire State Corporation.................................       21,800,000
    330,000   First Interstate Bancorp.......................................       45,045,000
    550,000   Mellon Bank Corporation........................................       29,562,500
    260,000   Wells Fargo & Company..........................................       56,160,000
                                                                                  ------------
                                                                                   216,522,250
                                                                                  ------------
              CHEMICALS--5.3%
    625,000   Du Pont (E. I.) De Nemours & Company...........................       43,671,875
    425,000   Hercules Inc. .................................................       23,959,375
                                                                                  ------------
                                                                                    67,631,250
                                                                                  ------------
              CONSUMER PRODUCTS--7.8%
    273,000   Kimberly Clark Corporation.....................................       22,590,750
  1,450,000   Mattel Inc. ...................................................       44,587,500
  1,125,000   Reebok International Ltd. .....................................       31,781,250
                                                                                  ------------
                                                                                    98,959,500
                                                                                  ------------
              DRUGS & MEDICAL PRODUCTS--3.1%
    520,000   Becton, Dickinson & Company....................................       39,000,000
                                                                                  ------------
              ENERGY--5.1%
    200,000   MAPCO Inc. ....................................................       10,925,000
    700,000   Tenneco Inc. ..................................................       34,737,500
    325,500   Triton Energy Corporation*.....................................       18,675,562
                                                                                  ------------
                                                                                    64,338,062
                                                                                  ------------
              ENTERTAINMENT & LEISURE--1.3%
    700,000   Harrahs Entertainment Inc. ....................................       16,975,000
                                                                                  ------------

                         ENTERPRISE ACCUMULATION TRUST

                               MANAGED PORTFOLIO

                      SCHEDULE OF INVESTMENTS--(CONTINUED)

                               DECEMBER 31, 1995

  SHARES                                                                            VALUE
----------                                                                       ------------
              COMMON STOCKS--(CONTINUED)
              HEALTH CARE--0.0%
         10   Laboratory Corporation of America Holdings (Wts)*..............   $            7
                                                                                  ------------
              INSURANCE--6.3%
    800,000   EXEL Ltd. .....................................................       48,800,000
    204,600   Transamerica Corporation.......................................       14,910,225
      1,500   Transport Holdings Inc. (Class A)*.............................           61,125
    250,000   Travelers Group Inc. ..........................................       15,718,750
                                                                                  ------------
                                                                                    79,490,100
                                                                                  ------------
              METALS & MINING--5.2%
  2,000,000   Freeport McMoRan Copper & Gold (Class B).......................       56,250,000
    249,990   Freeport McMoRan Inc. .........................................        9,249,630
                                                                                  ------------
                                                                                    65,499,630
                                                                                  ------------
              MISC. FINANCIAL SERVICES--13.8%
    800,000   American Express Company.......................................       33,100,000
  1,150,000   Countrywide Credit Industries Inc. ............................       25,012,500
    820,000   Federal Home Loan Mortgage Corporation.........................       68,470,000
    390,000   Federal National Mortgage Association..........................       48,408,750
                                                                                  ------------
                                                                                   174,991,250
                                                                                  ------------
              PAPER & FOREST PRODUCTS--3.5%
  1,050,000   Champion International Corporation.............................       44,100,000
                                                                                  ------------
              REAL ESTATE--0.8%
     10,774   Security Capital Group Inc. (A)................................        9,502,668
                                                                                  ------------
              TECHNOLOGY--5.2%
  1,010,000   Intel Corporation..............................................       57,317,500
    310,000   Unitrode Corporation*..........................................        8,757,500
                                                                                  ------------
                                                                                    66,075,000
                                                                                  ------------
                   Total Common Stocks (Identified Cost $825,215,702)........   $1,131,929,717
                                                                                  ------------
              CONVERTIBLE PREFERRED STOCKS--0.0%
              RETAIL--0.0%
     32,922   Venture Stores.................................................   $      329,220
                                                                                  ------------
                   Total Convertible Preferred Stocks (Identified Cost
                   $1,566,100)...............................................   $      329,220
                                                                                  ------------
              CONVERTIBLE CORPORATE BONDS--0.7%
              REAL ESTATE--0.7%
              Security Capital Group Inc. (A)
  8,162,362        12.00% 06/30/14...........................................   $    8,162,362
    163,288        12.00% 06/30/14...........................................          163,288
                                                                                  ------------
                                                                                     8,325,650
                                                                                  ------------
                   Total Convertible Corporate Bonds (Identified Cost
                   $7,856,920)...............................................   $    8,325,650
                                                                                  ------------

                         ENTERPRISE ACCUMULATION TRUST

                               MANAGED PORTFOLIO

                      SCHEDULE OF INVESTMENTS--(CONTINUED)

                               DECEMBER 31, 1995

PRINCIPAL
  AMOUNT                                                                            VALUE
----------                                                                      --------------
              U.S. TREASURY BOND--0.8%
$9,300,000    6.25% 08/15/23.................................................   $    9,566,817
                                                                                   -----------
                   Total U.S. Treasury Bonds (Identified Cost $8,665,645)....   $    9,566,817
                                                                                   -----------
              U.S. TREASURY NOTES--1.0%
              United States Treasury Notes
$8,370,000         7.88% 04/15/98............................................   $    8,841,985
 3,952,500         7.88% 08/15/01............................................        4,414,310
                                                                                   -----------
                   Total U.S. Treasury Notes (Identified Cost $12,354,594)...   $   13,256,295
                                                                                   -----------
              COMMERCIAL PAPER--7.7%
              AUTOMOTIVE--1.1%
              Ford Motor Credit Company
$4,000,000         5.58% 01/16/96............................................   $    3,990,700
10,000,000         5.80% 01/16/96............................................        9,975,833
                                                                                   -----------
                                                                                    13,966,533
                                                                                   -----------
              BANKING--0.4%
 5,000,000    Norwest Financial Inc. 5.73% 01/03/96..........................        4,998,408
                                                                                   -----------
              MACHINERY--1.6%
20,000,000    Deere (John) Capital Corporation 5.60% 01/30/96................       19,909,778
                                                                                   -----------
              MISC. FINANCIAL SERVICES--4.6%
              Beneficial Corp.
 6,000,000         5.65% 01/29/96............................................        5,973,633
17,900,000         5.76% 01/08/96............................................       17,879,952
15,800,000         5.80% 01/22/96............................................       15,746,544
              Household Finance Corporation
12,000,000         5.56% 01/25/96............................................       11,955,520
 6,950,000         5.75% 01/03/96............................................        6,947,780
                                                                                   -----------
                                                                                    58,503,429
                                                                                   -----------
                   Total Commercial Paper (Identified Cost $97,378,148)......   $   97,378,148
                                                                                   -----------

                         ENTERPRISE ACCUMULATION TRUST

                               MANAGED PORTFOLIO

                      SCHEDULE OF INVESTMENTS--(CONTINUED)

                               DECEMBER 31, 1995

PRINCIPAL
  AMOUNT                                                                            VALUE
----------                                                                      --------------
              REPURCHASE AGREEMENT--0.1%
$1,015,000    State Street Bank & Trust Repurchase Agreement 4.25% 01/02/96
              Collateral: U.S. Treasury Note $1,015,000, 5.75% due 9/30/97
              Value $1,038,226...............................................     $    1,015,000
                                                                                  --------------
                Total Repurchase Agreement (Identified Cost $1,015,000)......     $    1,015,000
                                                                                  --------------
                Total Investments (cost $954,052,109).................    99.8%   $1,261,800,847
                Other Assets Less Liabilities.........................     0.2         2,917,130
                                                                         -----    --------------
                Net Assets............................................   100.0%   $1,264,717,977
                                                                         =====    ==============

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
* Non-income producing security
(Wts) Warrants
(A) Restricted securities as of December 31, 1995:

                                                                                                      AGGREGATE           % OF
                                DATES OF          PAR/                                         -----------------------    NET
       DESCRIPTION             ACQUISITION       SHARES          UNIT COST        UNIT VALUE      COST        VALUE      ASSETS
--------------------------  -----------------   ---------   -------------------   ----------   ----------   ----------   ------
Security Capital Group,
  Inc.                         7/1/94-9/15/94   $8,162,362  $            0.94      $   1.00    $ 7,699,650   $8,162,362    0.65%
  12.00%, 6/30/14.........  12/31/94-12/31/95      163,288               1.00          1.00        163,288      163,288    0.01
Security Capital Group,
  Inc. Common Stock.......     3/7/94-9/15/94       10,774  $777.02 - $925.41      $ 882.00      9,096,951    9,502,668    0.75%
                                                                                               -----------  -----------    ----
                                                                                               $16,959,889  $17,828,318    1.41%
                                                                                               ===========  ===========    ====

                         ENTERPRISE ACCUMULATION TRUST

                         INTERNATIONAL GROWTH PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               DECEMBER 31, 1995

  SHARES                                                                              VALUE
-----------                                                                        ------------
              COMMON STOCKS--89.4%
              AUSTRALIA--3.4%
      4,500   Amcor LTD.........................................................   $     31,775
      8,000   ANZ Banking Group.................................................         37,520
     12,900   Broken Hill Proprietary...........................................        182,176
      3,500   CRA LTD...........................................................         51,353
     20,000   David Jones LTD...................................................         30,623
      3,080   Lend Lease Corporation............................................         44,641
      7,000   National Australia Bank...........................................         62,955
     10,000   News Corporation..................................................         53,367
      9,000   Pacific Dunlop LTD................................................         21,072
     11,000   Qantas Airways LTD................................................         18,314
      7,000   Santos LTD........................................................         20,448
     13,000   Westpac Bank Corporation..........................................         57,589
      4,000   WMC LTD...........................................................         25,688
                                                                                   ------------
                                                                                        637,521
                                                                                   ------------
              BELGIUM--2.2%
        200   Bruxelles Lambert Groupe..........................................         27,183
        500   Delhaize Le Lion..................................................         20,727
        370   Electrabel........................................................         88,005
        400   Fortis AG.........................................................         48,590
        220   Kredietbank.......................................................         60,177
        200   Petrofina SA......................................................         61,230
        200   Society General De Belgiqu........................................         16,718
         60   Solvay............................................................         32,569
        100   Tractebel CAP.....................................................         41,284
        200   Union Miniere*....................................................         13,388
                                                                                   ------------
                                                                                        409,871
                                                                                   ------------
              CANADA--3.4%
      1,800   Alcan Aluminum LTD................................................         55,859
      4,000   Bank Montreal Quebec..............................................         90,809
        900   Barrick Gold Corporation..........................................         23,728
      5,100   Canadian Pacific LTD..............................................         92,906
      2,300   Imperial Oil LTD..................................................         83,166
        900   Moore Corporation Limited.........................................         16,889
      1,200   Noranda Inc.......................................................         24,716
        800   Norcen Energy Resources LTD.......................................         12,010
        700   Northern Telecom LTD..............................................         29,925
      2,900   Nova Corporation Alberta..........................................         23,361
      3,500   Royal Bank Canada Montreal Quebec.................................         79,778
      1,100   Seagram LTD.......................................................         37,862
      3,000   Thomson Corporation...............................................         41,743

                         ENTERPRISE ACCUMULATION TRUST

                         INTERNATIONAL GROWTH PORTFOLIO

                      SCHEDULE OF INVESTMENTS--(CONTINUED)

                               DECEMBER 31, 1995

  SHARES                                                                              VALUE
----------                                                                         ------------
              COMMON STOCKS--(CONTINUED)
              CANADA--(CONTINUED)
      1,600   Transcanada Pipelines LTD.........................................   $     22,116
                                                                                   ------------
                                                                                        634,868
                                                                                   ------------
              FRANCE--8.2%
        500   Accor.............................................................         64,734
        656   Alcatel Alsthom...................................................         56,558
      2,000   Banque National Paris.............................................         90,219
      1,000   Carnaudmetalbox...................................................         45,742
        400   Cep Communications................................................         33,163
        859   Cie De St Gobain..................................................         93,671
      1,118   Cie De Suez.......................................................         46,117
        928   Cie Generale Des Eaux.............................................         92,648
        200   Colas.............................................................         33,490
        470   Compagnie Bancaire................................................         52,596
      1,109   Credit Local de France............................................         88,774
        300   GAN Group*........................................................         10,966
        640   LVMH Moet Hennessy................................................        133,306
      1,200   Michelin*.........................................................         47,858
        750   Pechiney..........................................................         28,334
      1,075   Peugeot SA........................................................        141,811
        940   Sanofi............................................................         60,254
        909   Societe Generale..................................................        112,302
      1,220   Society Elf Aquitaine.............................................         89,887
      2,050   Total SA..........................................................        138,355
      2,214   Union Assured Paris...............................................         57,825
                                                                                   ------------
                                                                                      1,518,610
                                                                                   ------------
              GERMANY--5.4%
         53   Allianz AG Holdings...............................................        103,303
        200   BASF AG...........................................................         44,545
        200   Bayer AG..........................................................         52,771
        100   Bayer Motoren Werk................................................         51,237
      1,060   Bayer Vereinsbk...................................................         31,478
        200   Commerzbank AG....................................................         47,264
         50   Daimler Benz AG...................................................         25,166
      3,100   Deutsche Bank AG..................................................        146,885
        200   Hoechst AG........................................................         54,235
        130   Kaufhof Holding AG................................................         39,603
        270   Mannesmann AG.....................................................         85,960
         38   Muenchener Ruckvers...............................................         82,649
          3   Muenchener Ruckvers*..............................................          6,454
        140   Preussag AG.......................................................         39,136

                         ENTERPRISE ACCUMULATION TRUST

                         INTERNATIONAL GROWTH PORTFOLIO

                      SCHEDULE OF INVESTMENTS--(CONTINUED)

                               DECEMBER 31, 1995

  SHARES                                                                              VALUE
----------                                                                         ------------
              COMMON STOCKS--(CONTINUED)
              GERMANY--(CONTINUED)
        150   Rhein-Westf eleckir AG............................................   $     54,374
        700   Schering AG.......................................................         46,372
      2,200   Veba AG...........................................................         93,398
                                                                                   ------------
                                                                                      1,004,830
                                                                                   ------------
              ITALY--2.0%
      3,200   Assic Generali....................................................         77,475
      2,200   Eni (ADR).........................................................         75,350
      6,000   IMI...............................................................         37,780
      8,000   Italgas...........................................................         24,331
      1,000   Mediobanca SPA....................................................          6,923
     27,000   Montedison SPA*...................................................         18,089
      3,000   Rinascente........................................................         18,154
      5,000   SAI...............................................................         20,748
     45,000   Telecom Italia....................................................         55,027
     45,000   Telecom Italia Mobile.............................................         47,320
                                                                                   ------------
                                                                                        381,197
                                                                                   ------------
              JAPAN--35.7%
     10,000   Amada Company.....................................................         98,789
     14,000   Asahi Glass Company...............................................        155,932
      7,000   Bank of Tokyo.....................................................        122,712
     10,000   Canon Inc.........................................................        181,114
      3,150   Canon Sales Company Inc...........................................         83,898
      9,000   Citizen Watch Company.............................................         68,862
      9,000   Dai Nippon Printing...............................................        152,542
      4,000   Daiichi Pharm Company.............................................         56,949
      9,000   Daikin Kogyo......................................................         88,039
      5,000   Daiwa House Industries............................................         82,324
      2,400   Fanuc.............................................................        103,903
      6,000   Fujitsu...........................................................         66,828
     20,000   Hitachi...........................................................        201,453
      7,000   Honda Motor Company...............................................        144,407
      9,000   Inax Corporation..................................................         85,424
      3,000   Isetan Company....................................................         49,395
      5,000   Ito Yokado Company................................................        307,990
      9,000   Keio Teito Electric Railway.......................................         52,387
     11,000   Kintetsu..........................................................         83,099
      5,000   Kirin Brewery Company.............................................         59,080
      5,000   Kuraray Company...................................................         54,722
      2,000   Maeda Road Construction...........................................         36,998
      3,000   Marui Company.....................................................         62,470

                         ENTERPRISE ACCUMULATION TRUST

                         INTERNATIONAL GROWTH PORTFOLIO

                      SCHEDULE OF INVESTMENTS--(CONTINUED)

                               DECEMBER 31, 1995

  SHARES                                                                              VALUE
-----------                                                                        ------------
              COMMON STOCKS--(CONTINUED)
              JAPAN--(CONTINUED)
     16,000   Matsushita Electric Industrial Indiana............................   $    260,339
      4,000   Mitsubishi Bank...................................................         94,140
     11,000   Mitsubishi Paper..................................................         66,160
     18,000   NGK...............................................................        179,564
      9,000   Nichii Company....................................................        119,419
      1,100   Nintendo Company..................................................         83,632
      7,000   Nippon Denso......................................................        130,847
      8,000   Nippon Meat Packer................................................        116,223
      6,000   Nippon Steel Corporation..........................................         20,571
      1,000   Orix Corporation..................................................         41,162
     46,000   Osaka Gas Company.................................................        159,051
      6,000   Pioneer Electronic................................................        109,830
      9,000   Sankyo Company....................................................        202,228
      3,000   Secom Company.....................................................        208,620
      4,000   Seino Transportation..............................................         67,022
     21,000   Sekisui House.....................................................        268,475
      6,000   Shinmaywa Industries..............................................         49,511
      3,000   Sony Corporation..................................................        179,855
     12,000   Sumitomo Bank.....................................................        254,528
      8,000   Sumitomo Electric Industries......................................         96,077
     11,000   Takeda Chemical Industries........................................        181,114
      3,000   TDK Corporation...................................................        153,123
      9,000   Tokio Marine & Fire...............................................        117,676
      4,700   Tokyo Electric Power..............................................        125,637
      8,700   Tokyo Steel Manufacturing.........................................        160,097
      5,000   Tonen Corporation.................................................         73,123
     42,000   Toray Industries Inc..............................................        276,610
     32,000   Toshiba Corporation...............................................        250,731
      6,000   Toyo Suisan Kaisha................................................         74,383
      3,000   Toyota Motor Corporation..........................................         63,632
      3,000   Yamazaki Baking Company...........................................         55,787
                                                                                   ------------
                                                                                      6,638,484
                                                                                   ------------
              MALAYSIA--1.0%
      2,000   Genting Berhad....................................................         16,695
      2,000   Hume Industries...................................................          9,607
      8,000   Kuala Lumpur Kepong...............................................         25,357
      4,000   Land & General....................................................          8,663
      5,000   Malayan Bank Berhad...............................................         42,131
      2,000   Nestle Malay Berhad...............................................         14,647
      9,000   Sime Darby Berhad.................................................         23,920

                         ENTERPRISE ACCUMULATION TRUST

                         INTERNATIONAL GROWTH PORTFOLIO

                      SCHEDULE OF INVESTMENTS--(CONTINUED)

                               DECEMBER 31, 1995

  SHARES                                                                              VALUE
-----------                                                                        ------------
              COMMON STOCKS--(CONTINUED)
              MALAYSIA--(CONTINUED)
      4,000   Telekom Malaysia..................................................   $     31,185
      6,000   Tenaga Nasional...................................................         23,625
                                                                                   ------------
                                                                                        195,830
                                                                                   ------------
              NETHERLANDS--5.6%
      2,951   Abn Amro Holdings.................................................        134,429
        400   DSM...............................................................         32,903
      2,489   ING...............................................................        166,274
      1,527   KPN...............................................................         55,477
      1,200   Philips Electronic................................................         43,373
      2,650   Royal Dutch Petroleum.............................................        370,244
        200   Royal Dutch Petroleum Company (ADR)...............................         28,225
      1,120   Unilever..........................................................        157,388
        400   Ver Ned Uitgevers.................................................         54,914
                                                                                   ------------
                                                                                      1,043,227
                                                                                   ------------
              NEW ZEALAND--1.9%
     90,000   Brierley Investment LTD...........................................         71,195
     41,000   Carter Holt Harvey................................................         88,454
     31,000   Fletcher Challenge................................................         71,542
      4,398   Fletcher Challenge Forest Division................................          6,268
     10,000   Telecom Corporation of New Zealand................................         43,149
      1,000   Telecom Corporation of New Zealand (ADR)..........................         69,375
                                                                                   ------------
                                                                                        349,983
                                                                                   ------------
              SPAIN--2.6%
        600   Banco Bilbao Vizcaya..............................................         21,616
        200   Banco Intercontinental............................................         19,456
        200   Banco Popular.....................................................         36,884
        900   Banco Santander SA................................................         45,185
        600   Emp Nac Electricid................................................         33,982
     11,000   Iberdrola SA......................................................        100,660
      1,000   Repsol SA.........................................................         32,770
      1,000   Repsol SA (ADR)...................................................         32,875
      5,000   Sevillana De Electric.............................................         38,829
      7,600   Telefonica De Espana..............................................        105,260
      1,000   Viscofan Envoltura................................................         11,871
                                                                                   ------------
                                                                                        479,388
                                                                                   ------------
              SWITZERLAND--2.1%
         50   Ciba Geigy AG.....................................................         43,996
        400   CS Holding........................................................         41,006
         99   Nestle SA.........................................................        109,514

                         ENTERPRISE ACCUMULATION TRUST

                         INTERNATIONAL GROWTH PORTFOLIO

                      SCHEDULE OF INVESTMENTS--(CONTINUED)

                               DECEMBER 31, 1995

  SHARES                                                                              VALUE
-----------                                                                        ------------
              COMMON STOCKS--(CONTINUED)
              SWITZERLAND--(CONTINUED)
         10   Roche Holdings AG.................................................   $     79,107
         41   Schw Bankgesellsch................................................         44,430
         15   Societe General Surveillance Holding..............................         29,779
        117   Zurich Verischerung...............................................         34,993
                                                                                   ------------
                                                                                        382,825
                                                                                   ------------
              UNITED KINGDOM--15.9%
     15,000   Asda Group........................................................         25,858
      9,000   Bass..............................................................        100,427
      8,200   BAT Industries....................................................         72,207
     25,000   BET...............................................................         49,309
      3,000   Booker............................................................         16,912
     36,000   British Gas.......................................................        142,010
     18,085   British Petroleum.................................................        150,966
     34,000   British Telecom...................................................        186,395
      3,643   Charter...........................................................         48,939
     12,800   Coats Viyella.....................................................         34,689
     25,000   FKI...............................................................         64,063
     40,100   General Electric..................................................        220,460
      4,200   Glaxo Holdings....................................................         59,683
     23,000   Grand Metropolitan................................................        165,561
     14,400   Guinness..........................................................        105,892
     25,200   Hanson............................................................         75,142
     13,000   Hillsdown Holdings................................................         34,322
     36,000   House of Fraser...................................................         98,959
      5,000   Legal & General...................................................         52,027
      7,000   Lloyds Abbey Life.................................................         48,921
     43,264   Lloyds TSB Group..................................................        222,737
      9,000   Lucas Industries..................................................         25,299
     11,500   Marks & Spencer...................................................         80,370
     16,000   Mirror Group PLC..................................................         43,733
      8,000   National Power....................................................         55,847
      8,700   National Westminster Bank.........................................         87,621
      6,000   Ocean Group.......................................................         36,155
      8,500   Peninsular and Oriental Steam.....................................         62,836
      5,000   Reckitt & Colman..................................................         55,327
      2,500   Redland...........................................................         15,084
      5,000   RJB Mining........................................................         42,398
     22,000   Rolls Royce.......................................................         64,234

                         ENTERPRISE ACCUMULATION TRUST

                         INTERNATIONAL GROWTH PORTFOLIO

                      SCHEDULE OF INVESTMENTS--(CONTINUED)

                               DECEMBER 31, 1995

  SHARES                                                                              VALUE
-----------                                                                        ------------
              COMMON STOCKS--(CONTINUED)
              UNITED KINGDOM--(CONTINUED)
     10,000   Royal Insurance...................................................   $     59,248
     45,000   Sears.............................................................         72,682
      6,000   Sedgwick Group....................................................         11,275
      4,500   Smith (W.H.) Group................................................         29,632
      6,000   Smithkline Beecham................................................         65,414
     19,000   TESCO.............................................................         87,638
      5,000   Thames Water......................................................         43,601
      2,000   Unilever..........................................................         41,078
                                                                                   ------------
                                                                                      2,954,951
                                                                                   ------------
                   Total Common Stocks (Identified Cost $15,636,097)............   $ 16,631,585
                                                                                   ------------
              PREFERRED STOCK--0.3%
              ITALY--0.3%
     31,000   Fiat SPA..........................................................   $     56,608
                                                                                   ------------
                   Total Preferred Stock (Identified Cost $65,481)..............   $     56,608
                                                                                   ------------

PRINCIPAL
 AMOUNT
---------
             REPURCHASE AGREEMENT--8.5%
$1,580,000   State Street Bank & Trust Short Term Investor Fund 4.25%, 01/02/96
             Collateral: U.S. Treasury Note $1,580,000, 5.75% due 9/30/97, Value
             $1,616,155.........................................................    $ 1,580,000
                                                                                    -----------
                  Total Repurchase Agreement (Identified Cost $1,580,000).......    $ 1,580,000
                                                                                    -----------
                  Total Investments (cost $17,281,578)..................    96.2%   $18,268,193
                  Other Assets Less Liabilities.........................     1.8        330,022
                                                                           ------   -----------
                  Net Assets............................................   100.0%   $18,598,215
                                                                           ======   ===========

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
* Non-income producing security

(ADR) American Depository Receipt

These abbreviations signify incorporation:

AG Aktein Giesellschaft

LTD Limited

SA Societe Anonyme

SPA Societa Per Azoine

                         ENTERPRISE ACCUMULATION TRUST

                           HIGH-YIELD BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               DECEMBER 31, 1995

 PRINCIPAL
  AMOUNT                                                                              VALUE
-----------                                                                        -----------
              CORPORATE BONDS, CONVERTIBLE SECURITIES & COMMON STOCKS--94.7%
              APPAREL & TEXTILES -- 1.0%
   $150,000   Westpoint Stevens Inc. 8.75% 12/15/01.............................   $   150,563
                                                                                   ------------
              BASIC INDUSTRIES--3.8%
    250,000   American Standard Inc., Zero Coupon 06/01/05......................       213,750
     50,000   Mark IV Industries Inc. 8.75% 04/01/03............................        52,250
    200,000   Rohr Inc. 11.625% 05/15/03........................................       216,000
    100,000   Westinghouse Air Brake Company 9.375% 06/15/05....................       104,250
                                                                                   ------------
                                                                                       586,250
                                                                                   ------------
              CABLE--9.0%
    150,000   Century Communications Corporation 9.50% 03/01/05.................       154,125
    350,000   Comcast Corporation 9.375% 05/15/05...............................       369,250
    100,000   Comcast UK Cable LP, Zero Coupon 11/15/07.........................        58,500
    150,000   Continental Cablevision Inc. 8.30% 05/15/06.......................       150,563
    100,000   Jones Intercable Inc. 9.625% 03/15/02.............................       107,500
    250,000   Lenfest Communications Inc. 8.375% 11/01/05.......................       250,937
    250,000   Telewest PLC 9.625% 10/01/06......................................       255,000
     50,000   Turner Broadcasting Systems Inc.,
              Convertible Deb Zero Coupon 02/13/07..............................        22,500
                                                                                   ------------
                                                                                     1,368,375
                                                                                   ------------
              CAPITAL GOODS AND SERVICES--1.9%
    250,000   Waters Corporation 12.75% 09/30/04................................       282,500
                                                                                   ------------
              CHEMICALS--4.9%
    200,000   Agriculture Minerals and Chemicals 10.75% 09/30/03................       220,000
    200,000   General Chemical Corporation 9.25% 08/15/03.......................       202,000
    100,000   Huntsman Corporation 10.625% 04/15/01.............................       111,750
    100,000   Pioneer American Acquisition Corporation 13.375% 04/01/05.........       104,750
    100,000   Terra Industries Inc. 10.50% 06/15/05.............................       110,250
                                                                                   ------------
                                                                                       748,750
                                                                                   ------------
              CONSUMER DURABLES--1.0%
    150,000   Sealy Corporation 9.50% 05/01/03..................................       152,250
                                                                                   ------------
              CONSUMER NON-DURABLES--4.7%
    350,000   American Safety Razor Company 9.875% 08/01/05.....................       356,125
    250,000   Herff Jones Inc. 11.00% 08/15/05..................................       267,500
    100,000   Samsonite Corporation 11.125% 07/15/05............................        98,000
                                                                                   ------------
                                                                                       721,625
                                                                                   ------------

                         ENTERPRISE ACCUMULATION TRUST

                           HIGH-YIELD BOND PORTFOLIO

                      SCHEDULE OF INVESTMENTS--(CONTINUED)

                               DECEMBER 31, 1995

 PRINCIPAL
  AMOUNT                                                                              VALUE
-----------                                                                        ------------
              CONTAINERS--4.6%
    250,000   Buckeye Cellulose Corporation 8.50% 12/15/05......................   $   257,812
        150   MVE Holding Inc. (Wts)*...........................................         3,750
    150,000   MVE Inc. 12.50% 02/15/02..........................................       159,563
    250,000   Owens Illinois Inc. 11.00% 12/01/03...............................       282,500
                                                                                   ------------
                                                                                       703,625
                                                                                   ------------
              ENERGY--5.2%
    500,000   Clark USA Inc. 10.875% 12/01/05...................................       523,750
    150,000   Kenetech Corporation 12.75% 12/15/02(a)...........................        61,125
     12,000   USX Marathon Group, Convertible Deb Zero Coupon 08/09/05..........         5,580
    100,000   Vintage Petroleum Inc. 9.00% 12/15/05.............................       101,250
    100,000   YPF Sociedad Anonima 8.00% 02/15/04...............................        94,000
                                                                                   ------------
                                                                                       785,705
                                                                                   ------------
              FOOD & BEVERAGES--1.0%
    150,000   Cott Corporation 9.375% 07/01/05..................................       150,000
                                                                                   ------------
              GAMING--3.9%
    250,000   Ballys Grand Inc. 10.375% 12/15/03................................       255,000
    150,000   Harrahs Jazz 14.25% 11/15/01(b)...................................        41,625
    200,000   Harrahs Operating Inc. 10.875% 04/15/02...........................       216,000
     75,000   Trump Plaza Funding Inc. 10.875% 06/15/01.........................        77,625
                                                                                   ------------
                                                                                       590,250
                                                                                   ------------
              HEALTH CARE--11.1%
    350,000   Healthsouth Rehabilitation Corporation 9.50% 04/01/01.............       374,500
    300,000   Ivac Corporation 9.25% 12/01/02...................................       310,500
    150,000   Manor Care Inc. 9.50% 11/15/02....................................       162,000
    150,000   Mediq Inc. 7.50% 07/15/03.........................................       117,937
    250,000   Regency Health Services Inc. 9.875% 10/15/02......................       248,125
              Tenet Healthcare Corporation
    200,000       8.625% 12/01/03...............................................       209,750
    250,000       9.625% 09/01/02...............................................       275,000
                                                                                   ------------
                                                                                     1,697,812
                                                                                   ------------
              HOTELS & RESTAURANTS--5.0%
    250,000   H M H Properties Inc. 9.50% 05/15/05..............................       255,625
    250,000   Hammon John Q. Hotels 8.875% 02/15/04.............................       245,625
    250,000   La Quinta Inns Inc. 7.40% 09/15/05................................       256,875
                                                                                   ------------
                                                                                       758,125
                                                                                   ------------
              INSURANCE--0.4%
     50,000   Leucadia National Corporation 10.375% 06/15/02....................        54,955
                                                                                   ------------

                         ENTERPRISE ACCUMULATION TRUST

                           HIGH-YIELD BOND PORTFOLIO

                      SCHEDULE OF INVESTMENTS--(CONTINUED)

                               DECEMBER 31, 1995

 PRINCIPAL
  AMOUNT                                                                              VALUE
-----------                                                                        ------------
              METALS & MINING--4.4%
   $150,000   AK Steel Corporation 10.75% 04/01/04..............................   $   165,563
    250,000   Armco Inc. 9.375% 11/01/00........................................       247,500
    100,000   Kaiser Aluminum & Chemical Corporation 12.75% 02/01/03............       110,000
    150,000   Wheeling Pittsburgh Corporation 9.375% 11/15/03...................       141,750
                                                                                   ------------
                                                                                       664,813
                                                                                   ------------
              PAPER & FOREST PRODUCTS--4.3%
    250,000   Crown Paper Company 11.00% 09/01/05...............................       218,750
    100,000   Riverwood International Corporation 11.25% 06/15/02...............       108,500
     50,000   Riverwood International Corporation, Senior Subordinated Note
              11.25% 06/15/02...................................................        54,250
    250,000   SD Warren Company 12.00% 12/15/04.................................       275,313
                                                                                   ------------
                                                                                       656,813
                                                                                   ------------
              PUBLISHING--1.0%
    150,000   Time Warner Inc. 7.75% 06/15/05...................................       156,348
                                                                                   ------------
              RETAIL--7.9%
    350,000   Barnes & Noble Inc. 11.875% 01/15/03..............................       390,250
    150,000   Brunos Inc. 10.50% 08/01/05.......................................       147,750
    350,000   Corporate Express Inc. 9.125% 03/15/04............................       354,375
              Ralphs Grocery Company
    200,000     10.45% 06/15/04.................................................       203,000
     50,000     11.00% 06/15/05.................................................        49,500
     50,000   Thrifty Payless Inc. 11.75% 04/15/03..............................        54,250
                                                                                   ------------
                                                                                     1,199,125
                                                                                   ------------
              TELECOMMUNICATIONS--11.2%
    300,000   American Communications Services Inc., Zero Coupon 11/01/05.......       165,000
    200,000   MFS Communication Inc., Zero Coupon 01/15/04......................       161,000
   $300,000   Mobile Telecommunication Technologies 13.50% 02/15/02.............       333,750
        875   Pagemart Nationwide Inc...........................................         1,488
   $250,000   Pagemart Nationwide Units, Zero Coupon 02/01/05...................       163,750
              Paging Network Inc.
    200,000     8.875% 02/01/06.................................................       205,000
    150,000     10.125% 08/01/07................................................       162,937
    150,000   Panamsat L P 9.75% 08/01/00.......................................       159,000
    100,000   Rogers Cantel Mobile Inc. 10.75% 11/01/01.........................       105,375
    150,000   Rogers Communications Inc. 10.875% 04/15/04.......................       156,750
    250,000   Rogers Communications Inc., Zero Coupon 05/20/13..................        90,312
                                                                                   ------------
                                                                                     1,704,362
                                                                                   ------------

                         ENTERPRISE ACCUMULATION TRUST

                           HIGH-YIELD BOND PORTFOLIO

                      SCHEDULE OF INVESTMENTS--(CONTINUED)

                               DECEMBER 31, 1995

 PRINCIPAL
  AMOUNT                                                                              VALUE
-----------                                                                        ------------
              TRANSPORTATION--4.8%
   $150,000   Delta Air Lines Inc. 10.125% 05/15/10.............................   $   184,317
              United Air Lines Inc.
     96,214       9.02% 04/19/12................................................       104,802
    150,000      10.67% 05/01/04................................................       181,660
    250,000   Viking Star Shipping Inc. 9.625% 07/15/03.........................       257,500
                                                                                   ------------
                                                                                       728,279
                                                                                   ------------
              UTILITIES--3.6%
    350,000   Amerigas Partners L P 10.125% 04/15/07............................       378,875
    164,508   Midland Funding Corporation I 10.33% 07/23/02.....................       171,088
                                                                                   ------------
                                                                                       549,963
                                                                                   ------------
                  Total Corporate Bonds, Convertible Securities & Common Stocks
                  (Identified Cost $14,105,829).................................   $14,410,488
                                                                                   ------------
              REPURCHASE AGREEMENT--3.2%
   $495,000   State Street Bank & Trust Repurchase Agreement 2.25% 01/02/96
              Collateral: U.S. Treasury Note $495,000, 5.75% due 9/30/97 Value
              $506,327..........................................................   $   495,000
                                                                                   ------------
                  Total Repurchase Agreement (Identified Cost $495,000).....       $   495,000
                                                                                    -----------
                  Total Investments (cost $14,600,829)..................    97.9%  $14,905,488
                  Other Assets Less Liabilities.........................     2.1%      317,581
                                                                           -----    -----------
                  Net Assets............................................   100.0%  $15,223,069
                                                                           =====    ===========

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
  * Non-income producing security
(a) Portfolio has ceased accrual of income due to uncertainty of collection.
(b) In bankruptcy; Portfolio has ceased accrual of interest.

                         ENTERPRISE ACCUMULATION TRUST

                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1995

                                                                                      INTERNATIONAL   HIGH-YIELD
                                          EQUITY       SMALL CAP        MANAGED          GROWTH          BOND
                                        PORTFOLIO      PORTFOLIO       PORTFOLIO        PORTFOLIO      PORTFOLIO
                                       ------------   ------------   --------------   -------------   -----------
ASSETS:
Investments, at value................  $169,553,637   $165,478,164   $1,261,800,847    $ 18,268,193   $14,905,488
Foreign currency at value
  (cost--$117,981)...................            --             --               --         115,470            --
Cash.................................         2,090          4,059            1,811           6,881         1,440
Receivable for foreign currency sold
  (net)..............................            --             --               --         178,285            --
Receivable for investments sold......            --      1,018,035               --         121,815            --
Receivable for fund shares sold......       510,352        111,059        1,923,148         339,057        50,643
Dividends receivable.................       159,053        231,362        1,171,275          43,854            --
Interest receivable..................           149         55,813          942,930             560       292,273
Receivable from Adviser..............         6,071          7,166           11,495           7,954         5,361
                                       ------------   ------------     ------------     -----------    ----------
          Total assets...............   170,231,352    166,905,658    1,265,851,506      19,082,069    15,255,205
                                       ------------   ------------     ------------     -----------    ----------
LIABILITIES:
Payable for investments purchased....     2,104,074        633,282               --         434,648         5,557
Payable for fund shares redeemed.....        29,595         78,442          202,646           5,326           360
Investment advisory fee payable......        83,487         83,638          632,018          12,915         7,610
Other payables and accrued
  expenses...........................        51,533         49,162          298,865          30,965        18,609
                                       ------------   ------------     ------------     -----------    ----------
          Total liabilities..........     2,268,689        844,524        1,133,529         483,854        32,136
                                       ------------   ------------     ------------     -----------    ----------
Net Assets:
     Accumulated paid-in capital.....   127,569,621    152,267,215      938,232,989      17,420,106    14,882,832
     Accumulated undistributed net
       investment income.............       983,203      1,108,971        3,366,086              --            --
     Accumulated undistributed net
       realized gain on
       investments...................     3,039,146      1,877,923       15,370,164          15,720        35,578
     Net unrealized appreciation on
       investments and translation of
       foreign currencies denominated
       amounts.......................    36,370,693     10,807,025      307,748,738       1,162,389       304,659
                                       ------------   ------------     ------------     -----------    ----------
          Total Net Assets...........  $167,962,663   $166,061,134   $1,264,717,977    $ 18,598,215   $15,223,069
                                       ============   ============     ============     ===========    ==========
Fund shares outstanding..............     7,194,606      8,983,636       45,077,890       3,450,872     2,864,651
                                       ------------   ------------     ------------     -----------    ----------
NET ASSET VALUE PER SHARE............        $23.35         $18.48           $28.06           $5.39         $5.31
                                       ============   ============     ============     ===========    ==========
INVESTMENTS AT COST..................  $133,182,944   $154,671,139   $  954,052,109    $ 17,281,578   $14,600,829

                See accompanying notes to financial statements.

                         ENTERPRISE ACCUMULATION TRUST

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 1995

                                                                                        INTERNATIONAL    HIGH-YIELD
                                             EQUITY       SMALL CAP       MANAGED          GROWTH           BOND
                                           PORTFOLIO      PORTFOLIO      PORTFOLIO        PORTFOLIO      PORTFOLIO
                                           ----------    -----------    ------------    -------------    ----------
INVESTMENT INCOME:
     Dividends............................ $1,837,087*   $ 2,046,921    $ 16,580,694     $    245,844**  $       --
     Interest.............................  1,459,748      1,809,711       7,509,400           57,993       774,267
                                           -----------    ----------    ------------         --------      --------
          Total...........................  3,296,835      3,856,632      24,090,094          303,837       774,267
                                           -----------    ----------    ------------         --------      --------
OPERATING EXPENSES:
     Investment advisory fee..............    752,635        907,835       5,852,587           94,931        49,627
     Custodian and fund accounting fees...     61,161         76,885         145,628          117,473        52,209
     Reports and notices to
       shareholders.......................     45,111         60,420         310,222           13,209         9,113
     Trustees' fees and expenses..........      6,946          7,561          33,941            4,492         4,395
     Registration fees....................     13,854          1,091          77,868            4,548         4,366
     Audit and legal fees.................     16,428         17,928          67,378           12,310        11,910
     Miscellaneous........................      8,091         11,422          59,346              368           281
                                           -----------    ----------    ------------         --------      --------
          Total operating expenses........    904,226      1,083,142       6,546,970          247,331       131,901
                                           -----------    ----------    ------------         --------      --------
          Less: expense reimbursement.....    (35,480)       (41,237)        (57,047)         (74,222)      (61,596)
                                           -----------    ----------    ------------         --------      --------
          Total operating expense, net of
            reimbursement.................    868,746      1,041,905       6,489,923          173,109        70,305
                                           -----------    ----------    ------------         --------      --------
            NET INVESTMENT INCOME.........  2,428,089      2,814,727      17,600,171          130,728       703,962
                                           -----------    ----------    ------------         --------      --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS--NET:
     Net realized gain on security
       transactions of foreign currencies
       denominated amounts................  6,085,294      5,376,891      41,673,988          791,046        88,147
     Net realized (loss) on futures
       transactions.......................         --        (22,493)             --               --            --
                                           -----------    ----------    ------------         --------      --------
     Net realized gain on investments.....  6,085,294      5,354,398      41,673,988          791,046        88,147
     Net change in unrealized appreciation
       on investments and translation of
       foreign currencies denominated
       amounts............................ 30,328,567      9,411,583     289,371,401        1,149,623       307,380
                                           -----------    ----------    ------------         --------      --------
          Net realized gain and change in
            unrealized appreciation on
            investments................... 36,413,861     14,765,981     331,045,389        1,940,669       395,527
                                           -----------    ----------    ------------         --------      --------
          NET INCREASE IN NET ASSETS
            RESULTING FROM OPERATIONS..... $38,841,950   $17,580,708    $348,645,560     $  2,071,397    $1,099,489
                                           ===========    ==========    ============         ========      ========

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------

 * Net of foreign taxes withheld of $1,737.

** Net of foreign taxes withheld of $36,349.

                         ENTERPRISE ACCUMULATION TRUST

                       STATEMENT OF CHANGES IN NET ASSETS

                                                   EQUITY PORTFOLIO                 SMALL CAP PORTFOLIO
                                             -----------------------------     -----------------------------
                                              YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                             DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                 1995             1994             1995             1994
                                             ------------     ------------     ------------     ------------
OPERATIONS:
  Net investment income....................  $  2,428,089     $  1,444,886     $  2,814,727     $  1,706,970
  Net realized gain (loss) on
     investments...........................     6,085,294        2,890,705        5,376,891        3,313,275
  Net realized (loss) on futures and
     options...............................            --           33,031          (22,493)        (344,805)
  Net change in unrealized appreciation
     (depreciation) on investments.........    30,328,567       (1,413,584)       9,411,583       (4,304,308)
                                             ------------      -----------     ------------     ------------
     Net increase in net assets resulting
       from operations.....................    38,841,950        2,955,038       17,580,708          371,132
                                             ------------      -----------     ------------     ------------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS:
  Net investment income....................    (2,889,772)        (719,079)      (3,411,512)        (655,181)
  Net realized gains.......................    (5,969,884)      (1,261,062)      (6,433,570)      (6,490,205)
                                             ------------      -----------     ------------     ------------
       Total dividends and distributions to
          shareholders.....................    (8,859,656)      (1,980,141)      (9,845,082)      (7,145,386)
                                             ------------      -----------     ------------     ------------
FUND SHARE TRANSACTIONS:
  Net proceeds from sales..................    62,629,132       36,853,860       44,205,647       82,603,902
  Reinvestment of dividends and
     distributions.........................     8,859,656        1,980,141        9,845,082        7,145,386
  Cost of shares redeemed..................   (22,091,871)     (17,397,782)     (40,604,991)     (43,730,548)
                                             ------------      -----------     ------------     ------------
     Net increase in net assets from fund
       share transactions..................    49,396,917       21,436,219       13,445,738       46,018,740
                                             ------------      -----------     ------------     ------------
       Total increase in net assets........    79,379,211       22,411,116       21,181,364       39,244,486
Net Assets:
  Beginning of year........................    88,583,452       66,172,336      144,879,770      105,635,284
                                             ------------      -----------     ------------     ------------
  End of year..............................  $167,962,663     $ 88,583,452     $166,061,134     $144,879,770
                                             ============      ===========     ============     ============
SHARES ISSUED AND REDEEMED:
  Issued...................................     2,917,293        2,052,022        2,482,444        4,739,410
  Issued in reinvestment of dividends and
     distributions.........................       427,111          111,494          562,375          397,629
  Redeemed.................................    (1,033,626)        (966,425)      (2,310,588)      (2,559,455)
                                             ------------      -----------     ------------     ------------
     Net increase..........................     2,310,778        1,197,091          734,231        2,577,584
                                             ============      ===========     ============     ============

                See accompanying notes to financial statements.

                                               INTERNATIONAL                     HIGH-YIELD BOND
                                              GROWTH PORTFOLIO                      PORTFOLIO
         MANAGED PORTFOLIO             ------------------------------     ------------------------------
  --------------------------------                       PERIOD FROM                        PERIOD FROM
    YEAR ENDED        YEAR ENDED        YEAR ENDED      NOVEMBER 18-       YEAR ENDED      NOVEMBER 18-
   DECEMBER 31,      DECEMBER 31,      DECEMBER 31,     DECEMBER 31,      DECEMBER 31,     DECEMBER 31,
       1995              1994              1995             1994              1995             1994
  --------------     -------------     ------------     -------------     ------------     -------------
  $   17,600,171     $  14,234,085     $    130,728      $     1,889      $    703,962      $    11,534
      41,673,988        25,918,208          791,046                7            88,147             (864)
              --                --               --               --                --               --
     289,371,401       (25,430,097)       1,149,623           12,766           307,380           (2,721)
     -----------        ----------      -----------       ----------      ------------      -----------
     348,645,560        14,722,196        2,071,397           14,662         1,099,489            7,949
     -----------        ----------      -----------       ----------      ------------      -----------
     (28,468,170)      (12,082,273)        (132,550)              --          (703,962)         (11,534)
     (52,222,032)      (16,217,572)        (775,819)              --           (51,705)              --
     -----------        ----------      -----------       ----------      ------------      -----------
     (80,690,202)      (28,299,845)        (908,369)              --          (755,667)         (11,534)
     -----------        ----------      -----------       ----------      -----------       -----------
     369,378,051       287,298,662       18,493,638        3,366,154        16,124,613        1,413,869
      80,690,202        28,299,845          908,369               --           755,667           11,534
    (142,557,183)     (137,931,827)      (5,213,592)        (134,044)       (3,422,241)            (610)
     -----------        ----------      -----------       ----------      ------------      -----------
     307,511,070       177,666,680       14,188,415        3,232,110        13,458,039        1,424,793
     -----------        ----------      -----------       ----------      ------------      -----------
     575,466,428       164,089,031       15,351,443        3,246,772        13,801,861        1,421,208
     689,251,549       525,162,518        3,246,772               --         1,421,208               --
     -----------        ----------      -----------       ----------      ------------      -----------
  $1,264,717,977     $ 689,251,549     $ 18,598,215      $ 3,246,772      $ 15,223,069      $ 1,421,208
     ===========        ==========      ===========       ==========      ============      ===========
      14,304,013        13,624,471        3,624,156          682,464         3,082,804          283,295
       3,287,658         1,362,535          167,698               --           143,495            2,316
      (5,611,704)       (6,483,714)        (996,098)         (27,348)         (647,136)            (123)
     -----------        ----------      -----------       ----------      ------------      -----------
      11,979,967         8,503,292        2,795,756          655,116         2,579,163          285,488
     ===========        ==========      ===========       ==========      ============      ===========

                         ENTERPRISE ACCUMULATION TRUST

                                EQUITY PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                    YEARS ENDED DECEMBER 31,
                                                    --------------------------------------------------------
                                                      1995         1994         1993       1992       1991
                                                    --------      -------      -------    -------    -------
Net asset value, beginning of year................  $  18.14      $ 17.95      $ 17.23    $ 15.24    $ 11.92
                                                    --------      -------      -------    -------    -------
Income from investment operations:
  Net investment income...........................      0.33         0.28         0.18       0.17       0.24
  Net realized and unrealized gain on
     investments..................................      6.38         0.41         1.13       2.49       3.42
                                                    --------      -------      -------    -------    -------
          Total from investment operations........      6.71         0.69         1.31       2.66       3.66
                                                    --------      -------      -------    -------    -------
Less dividends and distributions:
  Dividends to shareholders from net
     investment income............................     (0.49)       (0.18)       (0.17)     (0.24)     (0.34)
  Distribution to shareholders from net capital
     gains........................................     (1.01)       (0.32)       (0.42)     (0.43)        --
                                                    --------      -------      -------    -------    -------
          Total dividends and distributions.......     (1.50)       (0.50)       (0.59)     (0.67)     (0.34)
                                                    --------      -------      -------    -------    -------
Net asset value, end of year......................  $  23.35      $ 18.14      $ 17.95    $ 17.23    $ 15.24
                                                    ========      =======      =======    =======    =======
          Total return............................      38.4%         3.9%         7.8%      17.9%      31.2%
                                                    --------      -------      -------    -------    -------
Net assets, end of year (000).....................  $167,963      $88,583      $66,172    $33,581    $17,221
                                                    --------      -------      -------    -------    -------
Ratio of net operating expenses to average net
  assets..........................................      0.69%(1)     0.67%(1)     0.72%      0.79%      0.86%
                                                    --------      -------      -------    -------    -------
Ratio of net investment income to average net
  assets..........................................      1.94%(1)     1.81%(1)     1.47%      1.48%      2.09%
                                                    --------      -------      -------    -------    -------
Portfolio turnover................................        29%          38%          15%        27%        41%
                                                    --------      -------      -------    -------    -------

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
(1) During the years presented above, the Advisor voluntarily waived a portion of its fees and reimbursed the Portfolio for a portion of its operating expenses. If such waivers and reimbursements had not been in effect, the ratios of net operating expenses to average net assets and the ratios of net investment income to average net assets would have been .72% and 1.91%, respectively, in 1995; and .69% and 1.79%, respectively, in 1994.

                         ENTERPRISE ACCUMULATION TRUST

                              SMALL CAP PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                            YEARS ENDED DECEMBER 31,
                                             -------------------------------------------------------
                                               1995         1994         1993       1992      1991
                                             --------     --------     --------   --------   -------
Net asset value, beginning of year.......... $  17.56     $  18.62     $  16.72   $  15.11   $ 10.46
                                             --------     --------     --------    -------   -------
Income from investment operations:
  Net investment income.....................     0.32         0.19         0.10       0.09      0.09
  Net realized and unrealized gain (loss) on
     investments............................     1.75        (0.16)        2.98       3.05      4.86
                                             --------     --------     --------    -------   -------
          Total from investment
            operations......................     2.07         0.03         3.08       3.14      4.95
                                             --------     --------     --------    -------   -------
Less dividends and distributions:
  Dividends to shareholders from net
     investment income......................    (0.40)       (0.10)       (0.10)     (0.10)    (0.30)
  Distribution to shareholders from net
     capital gains..........................    (0.75)       (0.99)       (1.08)     (1.43)       --
                                             --------     --------     --------    -------   -------
          Total dividends and
            distributions...................    (1.15)       (1.09)       (1.18)     (1.53)    (0.30)
                                             --------     --------     --------    -------   -------
Net asset value, end of year................ $  18.48     $  17.56     $  18.62   $  16.72   $ 15.11
                                             ========     ========     ========    =======   =======
          Total return......................     12.3%         0.0%        19.5%      21.5%     48.1%
                                             --------     --------     --------    -------   -------
Net assets, end of year (000)............... $166,061     $144,880     $105,635   $ 31,211   $ 9,777
                                             --------     --------     --------    -------   -------
Ratio of net operating expenses to average
  net assets ...............................     0.69%(1)     0.66%(1)     0.74%      0.86%     1.00%(1)
                                             --------     --------     --------    -------   -------
Ratio of net investment income to average net
  assets .                                       1.86%(1)     1.30%(1)     1.06%      1.05%     1.41%(1)
                                             --------     --------     --------    -------   -------
Portfolio turnover..........................       70%          58%          70%       105%      120%
                                             --------     --------     --------    -------   -------

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------

(1) During the years presented above, the Advisor voluntarily waived a portion of its fees and reimbursed the Portfolio for a portion of its operating expenses. If such waivers and reimbursements had not been in effect, the ratios of net operating expenses to average net assets and the ratios of net investment income to average net assets would have been .72% and 1.83%, respectively, in 1995; .67% and 1.29%, respectively, in 1994; and 1.19% and 1.22%, respectively, in 1991.

                         ENTERPRISE ACCUMULATION TRUST

                               MANAGED PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                     YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------------------------
                                                        1995          1994         1993       1992      1991
                                                     ----------     --------     --------   --------   -------
Net asset value, beginning of year.................. $    20.82     $  21.35     $  20.11   $  17.56   $ 12.43
                                                       --------     --------     --------    -------   -------
Income from investment operations:
  Net investment income.............................       0.40         0.40         0.46       0.25      0.29
  Net realized and unrealized gain on investments...       8.97         0.15         1.55       2.95      5.31
                                                       --------     --------     --------    -------   -------
          Total from investment operations..........       9.37         0.55         2.01       3.20      5.60
                                                       --------     --------     --------    -------   -------
Less dividends and distributions:
  Dividends to shareholders from net investment
     income.........................................      (0.75)       (0.46)       (0.24)     (0.27)    (0.39)
  Distribution to shareholders from
     net capital gains..............................      (1.38)       (0.62)       (0.53)     (0.38)    (0.08)
                                                       --------     --------     --------    -------   -------
          Total dividends and distributions.........      (2.13)       (1.08)       (0.77)     (0.65)    (0.47)
                                                       --------     --------     --------    -------   -------
Net asset value, end of year........................ $    28.06     $  20.82     $  21.35   $  20.11   $ 17.56
                                                       ========     ========     ========    =======   =======
          Total return..............................       46.9%         2.6%        10.4%      18.6%     46.0%
                                                       --------     --------     --------    -------   -------
Net assets, end of year (000)....................... $1,264,718     $689,252     $525,163   $236,175   $98,468
                                                       --------     --------     --------    -------   -------
Ratio of net operating expenses to average
  net assets .......................................       0.67%(1)     0.64%(1)     0.66%      0.69%     0.73%
                                                       --------     --------     --------    -------   -------
Ratio of net investment income to average
  net assets .......................................       1.80%(1)     2.23%(1)     3.21%      2.06%     2.42%
                                                       --------     --------     --------    -------   -------
Portfolio turnover..................................         31%          33%          21%        23%       57%
                                                       --------     --------     --------    -------   -------

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------

(1) During the years presented above, the Advisor voluntarily waived a portion of its fees and reimbursed the Portfolio for a portion of its operating expenses. If such waivers and reimbursements had not been in effect, the ratios of net operating expenses to average net assets and the ratios of net investment income to average net assets would have been .67% and 1.80%, respectively, in 1995; and .64% and 2.23%, respectively, in 1994.

                         ENTERPRISE ACCUMULATION TRUST

                         INTERNATIONAL GROWTH PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                       PERIOD OF
                                                                YEAR ENDED         NOVEMBER 18, 1994-
                                                             DECEMBER 31, 1995     DECEMBER 31, 1994
                                                             -----------------     ------------------
Net asset value, beginning of year........................        $  4.96                $ 5.00
                                                                  -------                ------
Income from investment operations:
     Net investment income................................           0.04                    --
     Net realized and unrealized gain (loss) on
       investments........................................           0.67                 (0.04)
                                                                  -------                ------
          Total from investment operations................           0.71                 (0.04)
                                                                  -------                ------
Less dividends and distributions:
     Dividends to shareholders from net investment
       income.............................................          (0.04)                   --
     Distribution to shareholders from net capital
       gains..............................................          (0.24)                   --
                                                                  -------                ------
          Total dividends and distributions...............          (0.28)                   --
                                                                  -------                ------
Net asset value, end of year..............................        $  5.39                $ 4.96
                                                                  =======                ======
          Total return....................................           14.6%                 (0.8)%**
                                                                  -------                ------
Net assets, end of year (000).............................        $18,598                $3,247
                                                                  -------                ------
Ratio of net operating expenses to average net assets.....           1.55%(1)              1.55%*(1)
                                                                  -------                ------
Ratio of net investment income to average net assets......           1.17%(1)              0.80%*(1)
                                                                  -------                ------
Portfolio turnover........................................             27%                    0%
                                                                  -------                ------

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
 *  Annualized.

**  Not annualized.

(1) During the years presented above, the Advisor voluntarily waived a portion of its fees and reimbursed the Portfolio for a portion of its operating expenses. If such waivers and reimbursements had not been in effect, the ratios of net operating expenses to average net assets and the ratios of net investment income to average net assets would have been 2.21% and .51%, respectively, in 1995; and 8.85% and (6.34%), respectively, in 1994.

                         ENTERPRISE ACCUMULATION TRUST

                           HIGH-YIELD BOND PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                       PERIOD OF
                                                                YEAR ENDED         NOVEMBER 18, 1994-
                                                             DECEMBER 31, 1995     DECEMBER 31, 1994
                                                             -----------------     ------------------
Net asset value, beginning of year........................        $  4.98                $ 5.00
                                                                   ------                ------
Income from investment operations:
     Net investment income................................           0.45                  0.04
     Net realized and unrealized gain (loss) on
       investments........................................           0.35                 (0.01)
                                                                   ------                ------
          Total from investment operations................           0.80                  0.03
                                                                   ------                ------
Less dividends and distributions:
     Dividends to shareholders from net investment
       income.............................................          (0.45)                (0.05)
     Distribution to shareholders from net capital
       gains..............................................          (0.02)                   --
                                                                   ------                ------
          Total dividends and distributions...............          (0.47)                (0.05)
                                                                   ------                ------
Net asset value, end of year..............................        $  5.31                $ 4.98
                                                                   ------                ------
          Total return....................................           16.6%                  0.5%**
                                                                   ------                ------
Net assets, end of year (000).............................        $15,223                $1,421
                                                                   ------                ------
Ratio of net operating expenses to average net assets.....           0.85%(1)              0.85%*(1)
                                                                   ------                ------
Ratio of net investment income to average net assets......           8.51%(1)              7.84%*(1)
                                                                   ------                ------
Portfolio turnover........................................            115%                    0%
                                                                   ------                ------

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
 *  Annualized.

**  Not annualized.

(1) During the years presented above, the Advisor voluntarily waived a portion of its fees and reimbursed the Portfolio for a portion of its operating expenses. If such waivers and reimbursements had not been in effect, the ratios of net operating expenses to average net assets and the ratios of net investment income to average net assets would have been 1.59% and 7.77%, respectively, in 1995; and 7.80% and .80%, respectively, in 1994.

                         ENTERPRISE ACCUMULATION TRUST

                NOTES TO FINANCIAL STATEMENTS FOR ALL PORTFOLIOS

                               DECEMBER 31, 1995

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     Enterprise Accumulation Trust (the "Trust") was organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of five classes of shares of beneficial interest at $.01 par value: the Equity Portfolio, the Small Cap Portfolio, the Managed Portfolio, the International Growth Portfolio and the High-Yield Bond Portfolio. The Trust serves as an investment vehicle for MONYMaster, a flexible payment variable annuity policy, and MONYEquity Master, a flexible premium variable universal life insurance policy, both issued by MONY America, a wholly-owned subsidiary of Mutual Life Insurance Company of New York ("MONY"). The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

  (A) Valuation of Investments:

     The Equity, Small Cap, Managed and High-Yield Bond Portfolios: Investment securities, other than debt securities, listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Debt securities (other than certain short-term obligations) are valued each business day by an independent pricing service approved by the Board of Trustees. Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees.

     The International Growth Portfolio: Foreign securities are valued on the basis of independent pricing services approved by the Board of Trustees, and such pricing services generally follow the same valuation procedures.

  (B) Foreign Currency Translation:

     Securities, other assets and liabilities of the International Growth Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars at the bid price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains and losses are realized upon ultimate receipt or disbursement. The Trust does not isolate that portion of its realized and unrealized gains on investments from changes in foreign exchange rates from fluctuations arising from changes in the market prices of the investments.

  (C) Special Valuation Concerns:

     The high yield securities in which the High-Yield Bond Portfolio may invest may be considered speculative in regards to the issuer's continuing ability to meet principal and interest payments. The value of the lower rated securities in which the High-Yield Bond Portfolio may invest will be affected by the credit worthiness of individual issuers, general economic and specific industry conditions, and will fluctuate inversely with changes in interest rates. In addition, the secondary trading market for lower quality bonds may be less active and less liquid than the trading market for higher quality bonds.

  (D) Repurchase Agreements:

     Each Portfolio may acquire securities subject to repurchase agreements. Under a typical repurchase agreement, a Portfolio would acquire a debt security for a relatively short period (usually for one day and not for more than one week) subject to an obligation of the seller to repurchase and of the Portfolio to resell the debt security at an agreed upon higher price, thereby establishing a fixed investment return during the

                         ENTERPRISE ACCUMULATION TRUST

                               DECEMBER 31, 1995

Portfolio's holding period. Under each repurchase agreement, the selling institution is required to maintain, as collateral, securities whose market value (including interest) is at least equal to the repurchase price.

  (E) Federal Income Taxes:

     It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders; accordingly, no Federal income tax provision is required.

  (F) Security Transactions and Other Income:

     Security transactions are accounted for on the trade date. In determining the gain or loss from the sale of securities, the cost of securities sold has been determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over lives of the respective securities.

  (G) Dividends and Distributions:

     The Equity, Small Cap, Managed and International Growth Portfolios:
Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually. The High-Yield Bond Portfolio: Dividends from net investment income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are declared and paid at least annually.

  (H) Allocation of Expenses:

     Expenses specifically identifiable to a particular Portfolio are borne by that Portfolio. Other expenses are allocated to each Portfolio based on its net assets in relation to the total net assets of all the applicable Portfolios or another reasonable basis.

  (I) Futures Contracts:

     Upon entering into such a contract, a Portfolio is required to deposit with the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments, known as "variation margin," are recorded by the Portfolio as unrealized appreciation or depreciation. When the contract is closed the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and value at the time it was closed and reverses any unrealized appreciation or depreciation previously recorded. There were no open futures contracts held in any of the Portfolios at December 31, 1995.

  (J) Forward Currency Contracts:

     As part of its investment program, the International Growth Portfolio utilizes forward currency exchange contracts to manage exposure to currency fluctuations and hedge against adverse changes in connection with purchases and sales of securities. The Portfolio may be required to set aside liquid assets in a segregated custodial account to cover its obligation. The Portfolio enters into forward contracts only for hedging purposes. At December 31, 1995, the International Growth Portfolio had entered into various forward currency exchange contracts under which it is obligated to exchange currencies at specified future dates. Risks arise

                         ENTERPRISE ACCUMULATION TRUST

                               December 31, 1995

from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Outstanding contracts at December 31, 1995 are as follows.

                           CONTRACT TO                 NET UNREALIZED
SETTLEMENT     -----------------------------------     APPRECIATION/
   DATE            RECEIVE             DELIVER         (DEPRECIATION)
----------     ---------------     ---------------     --------------
1/19/96            USD 282,616       BEL 8,600,000        $ (9,950)
1/19/96          CAD 2,730,000       USD 2,026,631         (27,437)
1/19/96            USD 638,500         CAD 875,000          (2,268)
1/19/96            USD 472,312         CHF 560,000         (14,276)
1/19/96            CHF 220,000         USD 193,509          (2,349)
1/19/96            USD 852,309       DEM 1,240,000         (13,088)
1/19/96          USD 1,289,807       FRF 6,500,000         (38,124)
1/19/96            USD 860,070         GBP 555,000          (1,431)
1/19/96            GBP 396,518         SEK 608,811           6,687
1/19/96        ITL 950,000,000         USD 579,521          16,925
1/19/96          USD 6,154,844     JPY 607,000,000         257,899
1/19/96        JPY 175,000,000       USD 1,721,594         (21,486)
1/3/96              MYR 44,539          USD 17,535               1
1/19/96            USD 871,450       NLG 1,430,000         (20,822)
1/19/96          SEK 4,100,000         USD 560,952          55,423
1/19/96            GBP 396,518       SEK 4,100,000          (7,565)
                                                         ---------
                                                          $178,139
                                                         =========

     Net unrealized appreciation on these contracts at December 31, 1995 is included in receivable for foreign currency sold, net, in the accompanying financial statements.

(2) INVESTMENT ADVISORY FEE AND OTHER TRANSACTION WITH AFFILIATES

     The investment advisory fee is payable monthly to Enterprise Capital Management, Inc. ("Enterprise Capital"), a wholly-owned subsidiary of MONY, and is computed as a percentage of each Portfolio's net assets as of the close of business each day at the following annual rates: .60% for each of the Equity, Small Cap, Managed and High-Yield Bond Portfolios; .85% for the International Growth Portfolio.

     Enterprise Capital has agreed to reimburse the International Growth and High-Yield Bond Portfolios for expenses incurred in excess of a percentage of average net assets. The percentages are as follows: International Growth Portfolio--1.55%, High-Yield Bond Portfolio--.85%. In addition, Enterprise Capital has agreed to reimburse the Equity, Small Cap and Managed Portfolios for their fund accounting expenses through December 31, 1995.

     Enterprise Capital has entered into sub-advisory agreements with various investment advisers as Portfolio Managers for the Trust. A portion of the management fee received by Enterprise Capital is paid to the Portfolio Manager.

                         ENTERPRISE ACCUMULATION TRUST

                               December 31, 1995

(3) PURCHASES AND SALES OF SECURITIES

     For the year ended December 31, 1995, purchases and sales proceeds of investment securities, other than short-term securities, were as follows:

                                                                             INTERNATIONAL   HIGH-YIELD
                                        EQUITY     SMALL CAP      MANAGED       GROWTH          BOND
                                      PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
                                     ------------ ------------ ------------- -------------  ------------
PURCHASES
Stocks and bonds....................  $53,285,127  $96,273,922  $495,665,400   $15,303,131   $20,636,348
U.S. government obligations.........           --           --            --            --     1,648,625
SALES PROCEEDS
Stocks and bonds....................   29,623,108   87,437,229   272,478,804     2,445,362     7,892,217
U.S. government obligations.........           --           --            --            --     1,653,789

(4) UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS AND DISTRIBUTIONS

     At December 31, 1995, the composition of unrealized appreciation (depreciation) of investment securities and the cost of investment for Federal income tax purposes were as follows:

                                            APPRECIATION  (DEPRECIATION)       NET        TAX COST
                                            ------------- --------------- ------------- -------------
Equity Portfolio........................... $  36,931,047 $     (620,585) $  36,310,462 $ 133,243,175
Small Cap Portfolio........................    19,968,194     (9,293,430)    10,674,764   154,803,400
Managed Portfolio..........................   320,294,701    (12,577,993)   307,716,708   954,084,139
International Growth Portfolio.............     1,345,077       (388,749)       956,328    17,311,865
High-Yield Bond Portfolio..................       530,745       (226,611)       304,134    14,601,354

     The capital gains dividend distribution paid to shareholders for 1995, taken in additional shares, is as follows:

                                                                                    LONG TERM
                                                                                  CAPITAL GAINS
                                                                                  -------------
Equity Portfolio................................................................   $  5,435,656
Small Cap Portfolio.............................................................      4,436,609
Managed Portfolio...............................................................     52,104,428

     Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for futures and options transactions, losses deferred due to wash sales, foreign currency transactions, and excise tax regulations.

     Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Any taxable gain remaining at fiscal year end is distributed in the following year.

TRUSTEES AND PRINCIPAL OFFICERS

Victor Ugolyn                                  Trustee, Chairman, President and
                                               Chief Executive Officer
Arthur T. Dietz                                Trustee
Samuel J. Foti                                 Trustee
Arthur Howell                                  Trustee
William A. Mitchell, Jr.                       Trustee
Lonnie H. Pope                                 Trustee
Michael I. Roth                                Trustee
Phillip G. Goff                                Vice President
Catherine R. McClellan                         Secretary
Herbert M. Williamson                          Treasurer

INVESTMENT ADVISER

Enterprise Capital Management, Inc.
Atlanta Financial Center
3343 Peachtree Road, Suite 450
Atlanta, Georgia 30326

CUSTODIAN AND TRANSFER AGENT

State Street Bank and Trust Company
P. O. Box 1713
Boston, Massachusetts 02105

INDEPENDENT ACCOUNTANTS

Coopers & Lybrand L.L.P.
1100 Campanile Building
1155 Peachtree Street
Atlanta, Georgia 30309

     This report is authorized for distribution only to shareholders and to others who have received a copy of this Trust's prospectus.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Trustees of Enterprise Accumulation Trust:

     We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the portfolios of Enterprise Accumulation Trust (Equity, Small Cap, Managed, International Growth, and High-Yield Bond Portfolios) as of December 31, 1995 and the related statements of operations for the year then ended and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended December 31, 1993 were audited by other auditors, whose report dated February 18, 1994, expressed an unqualified opinion thereon.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Enterprise Accumulation Trust (Equity, Small Cap, Managed, International Growth, and High-Yield Bond Portfolios) as of December 31, 1995, and the results of their operations for the year then ended, and the changes in their net assets and their financial highlights for each of the two years in the period then ended in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.
Atlanta, Georgia
February 22, 1996

                       QUEST FOR VALUE ACCUMULATION TRUST
                                   MANAGED BY

                                      LOGO

     We at OpCap Advisors are pleased to report on the investment activities and results of the portfolios in the Quest for Value Accumulation Trust for 1995, a very favorable year for investors. Prices of stocks and bonds rose sharply during the year in an environment of declining interest rates, low inflation, strong corporate profits and slow economic growth.

OUR VALUE-BASED INVESTMENT PHILOSOPHY

     The portfolios in the Quest for Value Accumulation Trust are intended for the long-term investor who seeks to preserve capital and make it grow. Our objective in managing the portfolios is to deliver above-average returns with below-average risk.

     Our philosophy in buying common stocks is to purchase quality companies at reasonable prices. We believe the single most important determinant of whether a stock will increase in value is the rate of return on invested capital within the company. In our view, companies with high returns can compound their capital and increase their value for extended periods. Therefore, we look for companies with above-average returns where those returns are protected by strong competitive positions. Moreover, we want these companies to use their cash flow to benefit shareholders -- through stock buybacks or astute acquisitions, for instance. We stick with good companies until their value is reflected in the stock price, or until we find companies that offer even better value.

     Similarly, we are value investors in the bond market. We seek to preserve capital and maximize income by looking for sector, maturity and quality groups that provide the highest yield at the lowest price with the least amount of risk. We avoid such techniques as interest rate forecasting and market timing, which in our view tend to increase volatility and add to risk.

NAME CHANGES

     In November, the Trust's investment adviser changed its name from Quest for Value Advisors to OpCap Advisors. Effective May 1, 1996, the name of the Accumulation Trust will become OCC Accumulation Trust. These name changes will link both the Trust and its adviser more closely to Oppenheimer Capital, the adviser's parent. OpCap is short for Oppenheimer Capital, while OCC is the New York Stock Exchange symbol of the publicly traded partnership which owns a majority interest in Oppenheimer Capital. Most important of all, these name changes have no effect on the investment philosophy or structure of the Accumulation Trust. The same professionals continue to manage the portfolios of the Trust, employing the same value philosophy and backed by the same organization and support staff.

                                EQUITY PORTFOLIO

     The Equity Portfolio continued its excellent performance in 1995. The Portfolio invests primarily in the common stocks of large and mid-sized companies. Its total return of 38.9% in 1995 exceeded the total return of 37.6% with dividends included for the Standard & Poor's 500 Index (S&P 500), an unmanaged index of 500 of the largest corporations weighted by market capitalization. This performance was sixth best among the 39 capital appreciation funds in Lipper's Variable Insurance Products Performance Analysis Service Report. The Portfolio's 1995 performance included a total return of 12.5% in the second fiscal half, compared with 14.4% for the S&P 500.

     For the five years ended December 31, 1995, the Portfolio's average annual total return of 19.2%* exceeded the 16.6% average annual return of the S&P 500 Index. The Portfolio's five-year performance ranked 10th among the 21 portfolios in the Lipper capital appreciation category. The Portfolio's average annual total return since its inception on August 1, 1988 has been 15.6%*, compared with 15.2% for the S&P 500. Returns for the Portfolio take into account expenses incurred by the Portfolio, but not other charges imposed by the Variable Accounts.

     The Portfolio achieved above-market returns in 1995 despite a conservative investment posture, including a sizable cash position, and without making significant investments in technology stocks. The Portfolio benefited from good stock selection, as a number of its major positions outperformed the S&P 500. The five stocks which contributed most to the Portfolio's performance in 1995 were EXEL Ltd., Federal Home Loan Mortgage Corp. (Freddie Mac), Intel Corp., Citicorp and McDonnell Douglas Corp.

     The Portfolio's performance was helped also by its substantial holdings of financial service company stocks, which were among the market leaders for the year. Such securities, representing 32% of the Portfolio's net assets as of December 31, 1995, include an eclectic group of specialty insurers and other financial service companies. Most have been investments of long standing that appeared undervalued to us regardless of the interest rate environment, although the decline in rates in 1995 did help fuel their market performance.

     As of December 31, 1995, the Portfolio's net assets were allocated 82% to equities and 21% to cash and cash equivalents, with 3% in liabilities in excess of other assets. Major portfolio changes during the second half included new positions in the common stocks of Prudential Reinsurance Holdings, Inc., Shaw Industries, Inc. and Varity Corp. Positions that were eliminated included Mellon Bank Corp., Morgan Stanley Group, Inc., Premark International, Inc. and Sara Lee Corp.

     The Portfolio owned the common stocks of 41 companies as of December 31, 1995. Major industry positions were in the insurance, financial services, banking, aerospace & defense and retail sectors. The Portfolio's five largest equity positions were Federal Home Loan Mortgage Corp. (Freddie Mac), the second largest insurer of home mortgages in the United States; EXEL Ltd., a strongly capitalized specialty insurance company; Citicorp, a leading bank; May Department Stores Co., a leading retailer; and Becton, Dickinson & Co., a worldwide producer of medical products and diagnostic test systems.
---------------

* Based on results of the Quest for Value Accumulation Trust and its predecessor. On September 16, 1994, an investment company which had commenced operations on August 1, 1988, then called Quest for Value Accumulation Trust (the "Old Trust"), was effectively divided into two investment funds -- the Old Trust and the present Quest for Value Accumulation Trust (the "Present
Trust") -- at which time the Present Trust commenced operations. The total net assets of the Equity Portfolio immediately after the transaction were $86,789,755 in the Old Trust and $3,764,598 in the Present Trust. For the periods prior to September 16, 1994, the performance reflects the performance of the corresponding Equity Portfolio of the Old Trust.

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
  QUEST FOR VALUE ACCUMULATION TRUST EQUITY PORTFOLIO FROM INCEPTION (8/1/88)*
              THROUGH 12/31/95 AND TOTAL RETURN ON S&P 500 INDEX+

      Measurement Period         Equity Port-      S & P 500
    (Fiscal Year Covered)            folio          Index*
08/01/88                                 10000           10000
12/31/88                                 10190           10383
12/31/89                                 12500           13673
12/31/90                                 12223           13249
12/31/91                                 16038           17285
12/31/92                                 18909           18602
12/31/93                                 20393           20475
12/31/94                                 21171           20746
12/31/95                                 29396           28542

Past performance is not predictive of future performance.
Assumes reinvestment of all dividends and distributions.
+with dividends.
The performance graph does not reflect charges imposed by the Variable Accounts.

                       QUEST FOR VALUE ACCUMULATION TRUST
                                EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS

                               DECEMBER 31, 1995

PRINCIPAL
 AMOUNT                                                                                VALUE
---------                                                                            ----------
            SHORT-TERM CORPORATE NOTES - 21.2%
            AUTOMOTIVE - 1.5%
$ 130,000   Ford Motor Credit Co., 5.65%, 1/31/96..................................  $  129,388
                                                                                     ----------
            BANKING - 1.1%
  100,000   Norwest Financial, Inc., 5.62%, 1/22/96................................      99,672
                                                                                     ----------
            INSURANCE - 3.3%
  300,000   Prudential Funding Corp., 5.81%, 1/9/96................................     299,613
                                                                                     ----------
            MACHINERY/ENGINEERING - 2.2%
  200,000   Deere (John) Capital Corp., 5.73%, 1/9/96..............................     199,745
                                                                                     ----------
            MISCELLANEOUS FINANCIAL SERVICES - 8.7%
  380,000   Beneficial Corp., 5.77%, 1/16/96.......................................     379,086
  410,000   Household Finance Corp., 5.75%, 1/10/96................................     409,411
                                                                                     ----------
                                                                                        788,497
                                                                                     ----------
            TECHNOLOGY - 4.4%
  400,000   IBM Credit Corp., 5.73%, 1/3/96........................................     399,873
                                                                                     ----------
            Total Short-Term Corporate Notes (amortized cost-$1,916,788)...........  $1,916,788
                                                                                     ----------
   SHARES
 --------
            COMMON STOCKS - 81.6%
            AEROSPACE/DEFENSE - 5.4%
    3,380   AlliedSignal, Inc......................................................  $  160,550
    9,000   Coltec Industries, Inc.................................................     104,625
    2,447   McDonnell Douglas Corp. ...............................................     225,124
                                                                                     ----------
                                                                                        490,299
                                                                                     ----------
            BANKING - 6.2%
    4,656   Citicorp...............................................................     313,116
    1,800   First Interstate Bancorp...............................................     245,700
                                                                                     ----------
                                                                                        558,816
                                                                                     ----------
            CHEMICALS - 4.9%
    2,000   du Pont (E.I.) de Nemours & Co. .......................................     139,750
    3,198   Hercules, Inc..........................................................     180,287
      982   Monsanto Co............................................................     120,295
                                                                                     ----------
                                                                                        440,332
                                                                                     ----------
            CONGLOMERATES - 1.7%
    2,156   General Electric Co. ..................................................     155,232
                                                                                     ----------
            CONSUMER PRODUCTS - 4.6%
    1,922   Avon Products, Inc.....................................................     144,871
    3,370   Hasbro, Inc. ..........................................................     104,470
    5,475   Mattel, Inc............................................................     168,356
                                                                                     ----------
                                                                                        417,697
                                                                                     ----------

                       QUEST FOR VALUE ACCUMULATION TRUST
                                EQUITY PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)

                               DECEMBER 31, 1995

 SHARES                                                                                VALUE
---------                                                                            ----------
            COMMON STOCKS (CONTINUED)
            CONTAINERS - 2.1%
    4,298   Temple-Inland, Inc.....................................................  $  189,649
                                                                                     ----------
            DRUGS & MEDICAL PRODUCTS - 4.3%
    4,021   Becton, Dickinson & Co. ...............................................     301,575
      874   Warner-Lambert Co......................................................      84,887
                                                                                     ----------
                                                                                        386,462
                                                                                     ----------
            ELECTRONICS - 1.9%
    4,038   Arrow Electronics, Inc.*...............................................     174,139
                                                                                     ----------
            ENERGY - 1.9%
    2,996   Triton Energy Corp.*...................................................     171,896
                                                                                     ----------
            HEALTH & HOSPITALS - 3.8%
    3,500   Columbia / HCA Healthcare Corp. .......................................     177,625
    8,000   Tenet Healthcare Corp.*................................................     166,000
                                                                                     ----------
                                                                                        343,625
                                                                                     ----------
            INSURANCE - 18.4%
    6,500   Ace Ltd. ..............................................................     258,375
    3,248   AFLAC, Inc. ...........................................................     140,882
    2,262   American International Group, Inc. ....................................     209,235
    6,726   EXEL Ltd...............................................................     410,286
    4,579   Progressive Corp. (Ohio)...............................................     223,799
   10,000   Prudential Reinsurance Holdings, Inc. .................................     233,750
      874   Transamerica Corp......................................................      63,693
       10   Transport Holdings, Inc.*..............................................         407
    2,000   Travelers, Inc. .......................................................     125,750
                                                                                     ----------
                                                                                      1,666,177
                                                                                     ----------
            MANUFACTURING - 4.2%
    8,000   Shaw Industries, Inc...................................................     118,000
    7,000   Varity Corp.*..........................................................     259,875
                                                                                     ----------
                                                                                        377,875
                                                                                     ----------
            METALS & MINING - .7%
    2,145   Freeport McMoRan Copper & Gold (Class B)...............................      60,328
                                                                                     ----------
            MISCELLANEOUS FINANCIAL SERVICES - 7.7%
    3,245   American Express Co....................................................     134,262
    5,912   Countrywide Credit Industries, Inc.....................................     128,586
    5,155   Federal Home Loan Mortgage Corp........................................     430,442
                                                                                     ----------
                                                                                        693,290
                                                                                     ----------
            PAPER PRODUCTS - 1.4%
    3,100   Champion International Corp. ..........................................     130,200
                                                                                     ----------

                       QUEST FOR VALUE ACCUMULATION TRUST
                                EQUITY PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)

                               DECEMBER 31, 1995

 SHARES                                                                                VALUE
---------                                                                            ----------
            COMMON STOCKS (CONTINUED)
            RAILROADS - 1.9%
    2,100   Norfolk Southern Corp..................................................  $  166,688
                                                                                     ----------
            RETAIL - 5.0%
    7,388   May Department Stores Co...............................................     312,143
    3,000   Penney (J.C.) Co., Inc.................................................     142,875
                                                                                     ----------
                                                                                        455,018
                                                                                     ----------
            TECHNOLOGY - 1.9%
    3,046   Intel Corp. ...........................................................     172,860
                                                                                     ----------
            TELECOMMUNICATION - 1.8%
    4,000   Sprint Corp. ..........................................................     159,500
                                                                                     ----------
            TRANSPORTATION - 1.8%
    3,600   CSX Corp. .............................................................     164,250
                                                                                     ----------
            Total Common Stocks (cost-$5,850,568)..................................  $7,374,333
                                                                                     ----------
           Total Investments (A) (cost-$7,767,356).......................  102.8%    $9,291,121
           Other Liabilities in Excess of Other Assets...................   (2.8)      (255,139)
                                                                           -----     ----------
           Total Net Assets..............................................  100.0%    $9,035,982
                                                                           =====      =========

---------------

* Non-income producing security.

(A) Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $1,637,034, aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $113,269 and net unrealized appreciation for Federal income tax purpose is $1,523,765. Federal income tax basis of portfolio securities is substantially the same as for financial reporting purposes.

                See accompanying notes to financial statements.

                       QUEST FOR VALUE ACCUMULATION TRUST
                                EQUITY PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1995

ASSETS
Investments, at value (cost -- $7,767,356).......................................  $9,291,121
Cash.............................................................................         858
Receivable from fund shares sold.................................................       1,533
Dividends receivable.............................................................       7,702
Receivable from Adviser..........................................................          38
Other assets.....................................................................         125
                                                                                   ----------
  Total Assets...................................................................   9,301,377
                                                                                   ----------
LIABILITIES
Payable for investments purchased................................................     250,000
Other payables and accrued expenses..............................................      15,395
                                                                                   ----------
  Total Liabilities..............................................................     265,395
                                                                                   ----------
NET ASSETS
Par value ($.01 per share).......................................................       3,607
Paid-in-surplus..................................................................   7,172,859
Accumulated undistributed net investment income..................................     111,781
Accumulated undistributed net realized gain on investments.......................     223,970
Net unrealized appreciation on investments.......................................   1,523,765
                                                                                   ----------
  Total Net Assets...............................................................  $9,035,982
                                                                                   ==========
Fund shares outstanding..........................................................     360,689
                                                                                   ----------
Net asset value per share........................................................  $    25.05
                                                                                   ==========

                See accompanying notes to financial statements.

                       QUEST FOR VALUE ACCUMULATION TRUST
                                EQUITY PORTFOLIO
                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 1995

INVESTMENT INCOME
  Dividends......................................................................  $   93,124
  Interest.......................................................................      64,858
                                                                                   ----------
     Total investment income.....................................................     157,982
                                                                                   ----------
OPERATING EXPENSES
  Investment advisory fee (note 2a)..............................................      38,504
  Custodian fees.................................................................      14,481
  Auditing, consulting and tax return preparation fees...........................      10,044
  Transfer and dividend disbursing agent fees....................................       9,103
  Legal fees.....................................................................       2,714
  Reports and notices to shareholders............................................       1,692
  Miscellaneous..................................................................       4,408
                                                                                   ----------
     Total operating expenses....................................................      80,946
     Less: Investment advisory fee waived (note 2a)..............................     (34,745)
                                                                                   ----------
          Net operating expenses.................................................      46,201
                                                                                   ----------
          Net investment income..................................................     111,781
                                                                                   ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS - NET
Net realized gain on investments.................................................     233,302
Net change in unrealized appreciation (depreciation) on investments..............   1,628,793
                                                                                   ----------
          Net realized gain and change in unrealized appreciation (depreciation)
          on investments.........................................................   1,862,095
                                                                                   ----------
          Net increase in net assets resulting from operations...................  $1,973,876
                                                                                   ==========

                See accompanying notes to financial statements.

                       QUEST FOR VALUE ACCUMULATION TRUST
                                EQUITY PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                              YEAR ENDED         SEPTEMBER 16, 1994(1)
                                                           DECEMBER 31, 1995     TO DECEMBER 31, 1994
                                                           -----------------     ---------------------
OPERATIONS
Net investment income....................................     $   111,781             $    20,888
Net realized gain (loss) on investments..................         233,302                  (9,332)
Net change in unrealized appreciation (depreciation) on
  investments............................................       1,628,793                (105,028)
                                                               ----------              ----------
     Net increase (decrease) in net assets resulting from
       operations........................................       1,973,876                 (93,472)
                                                               ----------              ----------
DIVIDENDS TO SHAREHOLDERS
Net investment income....................................         (20,888)                     --
                                                               ----------              ----------
FUND SHARE TRANSACTIONS
Net proceeds from sales..................................       3,630,236                 677,749
Net value of securities received (note 1)................              --               3,764,598
Reinvestment of dividends................................          20,888                      --
Cost of shares redeemed..................................        (849,386)                (67,619)
                                                               ----------              ----------
     Net increase in net assets from fund share
       transactions......................................       2,801,738               4,374,728
                                                               ----------              ----------
          Total increase in net assets...................       4,754,726               4,281,256
NET ASSETS
Beginning of period......................................       4,281,256                       0
                                                               ----------              ----------
End of period (including undistributed net investment
  income of $111,781 and $20,888, respectively)..........     $ 9,035,982             $ 4,281,256
                                                               ==========              ==========
SHARES ISSUED AND REDEEMED
Issued...................................................         161,702                  37,272
Issued in exchange for securities (note 1)...............              --                 202,725
Issued in reinvestment of dividends......................           1,074                      --
Redeemed.................................................         (38,368)                 (3,716)
                                                               ----------              ----------
     Net increase........................................         124,408                 236,281
                                                               ==========              ==========

---------------

(1) Commencement of operations.

                See accompanying notes to financial statements.

                       QUEST FOR VALUE ACCUMULATION TRUST
                                EQUITY PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 1995

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     Quest for Value Accumulation Trust (the "Trust") was organized on May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of seven classes of shares of beneficial interest at $.01 par value: the Equity Portfolio, the Small Cap Portfolio, the Global Equity Portfolio, the Managed Portfolio, the Bond Portfolio, the U. S. Government Income Portfolio and the Money Market Portfolio. OpCap Advisors (formerly called Quest for Value Advisors; the "Adviser"), a majority-owned (99%) subsidiary of Oppenheimer Capital, serves as the Trust's investment adviser. The Equity Portfolio (the "Portfolio"), one of the Trust's seven portfolios had no operations until September 16, 1994, when the Enterprise Accumulation Trust Equity Portfolio (formerly known as Quest for Value Accumulation Trust Equity Portfolio), distributed cash and securities with an aggregate market value of $3,764,598 in exchange for 202,725 shares of the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements:

  (A) VALUATION OF INVESTMENTS

     Investment securities, other than debt securities, listed on a national exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sale price; if there are no such reported sales, the securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Investment debt securities (other than short-term obligations) are valued each business day by an independent pricing service approved by the Board of Trustees. Investments are valued by the pricing service using methods which include current market quotations from a major market maker in the securities and trader-reviewed "matrix" prices. Short-term debt securities having a remaining maturity of more than sixty days are valued on a "marked-to-market" basis, that is, at prices based upon market quotations for securities of similar type, yield, quality and maturity. Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees. The ability of issuers of debt instruments to meet their obligations may be affected by economic developments in a specific industry or region.

  (B) FEDERAL INCOME TAXES

     It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders; accordingly, no Federal income tax provision is required.

  (C) SECURITY TRANSACTIONS AND OTHER INCOME

     Security transactions are accounted for on the trade date. In determining the gain or loss from the sale of securities, the cost of securities sold has been determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities.

  (D) DIVIDENDS AND DISTRIBUTIONS

     Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually.

                       QUEST FOR VALUE ACCUMULATION TRUST
                                EQUITY PORTFOLIO
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                               DECEMBER 31, 1995

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
  (D) DIVIDENDS AND DISTRIBUTIONS (CONTINUED)
     The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment: temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains, respectively. To the extent distributions exceed current and accumulated earnings and profits for Federal income tax purposes, they are reported as distributions of paid-in-surplus or tax return of capital. At December 31, 1995, the Portfolio did not have any permanent book-tax differences.

  (E) ALLOCATION OF EXPENSES

     Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio based on its net assets in relation to the total net assets of all the applicable portfolios of the Trust or another reasonable basis.

  (F) USE OF ESTIMATES

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(2) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     (a) The investment advisory fee is accrued daily and payable monthly to the Adviser, and is computed as a percentage of the Portfolio's net assets as of the close of business each day at the annual rate of .60%.

     The Adviser has agreed to waive that portion of the advisory fee and to reimburse any necessary expenses to limit operating expenses of the Portfolio to
 .72% of average daily net assets on an annual basis through at least December 31, 1995.

     (b) Total brokerage commissions paid by the Portfolio for the year ended December 31, 1995, amounted to $6,942, of which Oppenheimer & Co., Inc., an affiliate of the Adviser, received $3,800.

(3) PURCHASES AND SALES OF SECURITIES

     For the year ended December 31, 1995, purchases and sales of investment securities, other than short-term securities were $3,641,204 and $1,633,047, respectively.

(4) CAPITAL LOSS CARRYFORWARD

     For the fiscal year ended December 31, 1995, the Portfolio will utilize $9,332 of net capital loss carryforwards.

                       QUEST FOR VALUE ACCUMULATION TRUST
                                EQUITY PORTFOLIO
                              FINANCIAL HIGHLIGHTS

                FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:

                                                              YEAR ENDED         SEPTEMBER 16, 1994(1)
                                                           DECEMBER 31, 1995     TO DECEMBER 31, 1994
                                                           -----------------     ---------------------
Net asset value, beginning of period.....................     $     18.12             $     18.57
Income from investment operations:
Net investment income....................................            0.31                    0.09
Net realized and unrealized gain (loss) on investments...            6.71                   (0.54)
                                                               ----------              ----------
  Total from investment operations.......................            7.02                   (0.45)
                                                               ----------              ----------
Dividends to shareholders:
Dividends to shareholders from net investment income.....           (0.09)                     --
                                                               ----------              ----------
Net asset value, end of period...........................     $     25.05             $     18.12
                                                               ==========              ==========
Total return(2)..........................................           38.9%                   (2.4%)
                                                               ==========              ==========
Net assets, end of period................................     $ 9,035,982             $ 4,281,256
                                                               ----------              ----------
Ratio of net operating expenses to average net
  assets(5)..............................................           0.72%(4)                0.72%(3)
                                                               ----------              ----------
Ratio of net investment income to average net
  assets(5)..............................................           1.74%(4)                1.80%(3)
                                                               ----------              ----------
Portfolio turnover.......................................             31%                      6%
                                                               ----------              ----------

---------------

(1) Commencement of operations.

(2) Assumes reinvestment of all dividends and distributions.

(3) Annualized.

(4) Average net assets for the year ended December 31, 1995 were $6,417,381.

(5) During the periods presented above, the Adviser waived a portion or all of its fees and reimbursed the Portfolio for a portion of its operating expenses. If such waivers and reimbursements had not been in effect, the ratio of net operating expenses to average net assets would have been 1.26% and 2.09% and the ratio of net investment income to average net assets would have been 1.20% and 0.43%, respectively

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES OF
QUEST FOR VALUE ACCUMULATION TRUST -- EQUITY PORTFOLIO

     In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Equity Portfolio (one of the portfolios constituting Quest for Value Accumulation Trust, hereafter referred to as the "Portfolio") at December 31, 1995, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year ended December 31, 1995 and for the period September 16, 1994 (commencement of operations) through December 31, 1994, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1995 by correspondence with the custodian and broker, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York 10036
February 16, 1996

                              SMALL CAP PORTFOLIO

    The Small Cap Portfolio, which as its name implies invests primarily in the common stocks of smaller companies, had a total return of 15.2% in 1995, below the total return of 28.5% with dividends included for the Russell 2000 Index, a widely followed benchmark which includes smaller capitalization stocks. The Portfolio's performance was 25th among the 28 small company growth funds in Lipper's Variable Insurance Products Performance Analysis Service Report. In the 1995 second half, the Portfolio provided a total return of 8.8%, compared with 12.3% for the Russell 2000.

    The Portfolio underperformed the index, in large part, because it did not own many technology or financial service company stocks, two of the small cap market's strongest sectors in 1995. Conversely, the Portfolio was overweighted in real estate investment trusts (REITs). Many quality REITs appear to be significantly undervalued. However, with their defensive investment characteristics, they did not perform well during 1995 in a rising market.

    For the five years ended December 31, 1995, the Portfolio provided an average annual total return of 19.7%*, compared with the 21.0% average annual return for the Russell 2000 Index. The Portfolio's five-year performance was sixth among seven funds in the Lipper small company growth fund category. From its inception on August 1, 1988 through December 31, 1995, the Portfolio provided an average annual total return of 14.2%*, exceeding the 12.6% annual total return for the Russell Index. Returns for the Portfolio take into account expenses incurred by the Portfolio, but not any of the charges imposed by the Variable Accounts.

    Technology issues are only part of the small cap universe, and an expensive and volatile part at that. The rest of the small cap market carries valuations that are, in many cases, quite reasonable. We are conservative investors in small cap stocks, seeking to control volatility and generate superior returns by purchasing quality businesses that are mispriced by the market. The Portfolio owns a diverse group of companies distinguished by their excellent business and financial characteristics, including high cash flow and strong competitive positions. An example is Oak Industries, Inc., the Portfolio's largest equity position. Oak Industries is the dominant supplier of coaxial cable connectors to the cable television industry and is benefiting from systems upgrading throughout the industry. The telecommunications bill before the Congress, if passed in its current form, should further boost Oak's business by promoting increased competition in the delivery of telecommunications services to the home. Moreover, international revenues account for approximately 40% of the sales of Oak's major subsidiary, and these revenues are increasing at a rate of about 40% a year as Oak capitalizes on the rapid growth of cable TV overseas. Oak Industries earns a high return on capital and has increased its gross margins from 18.7% in 1989 to 40.1% in 1995. We believe the stock is significantly undervalued at 11 times reported earnings.

    We remain disciplined and confident in our approach and continue to perform the rigorous, in-depth analysis to identify quality businesses, such as Oak Industries, where the value of the franchise is underpriced in the market. Our goal is to provide above-average returns with below-average risk over time as the market recognizes the merits of the undervalued stocks we own.

    As of December 31, 1995, the Portfolio's net assets were allocated 85% to common stocks and securities convertible into common stocks, 14% to cash and cash equivalents, and 1% to assets in excess of liabilities. The Portfolio owned the common stocks of 74 companies. Major industry positions were in the manufacturing, electronics, energy, real estate and insurance sectors. The Portfolio's five largest equity holdings were Oak Industries, Inc., with its core business of manufacturing coaxial cable connectors for the cable television industry; BancTec, Inc., which provides electronic systems and software for processing financial documents and transactions; Westpoint Stevens, Inc., a leading manufacturer of home textiles, including sheets and other bedding products; Crane Co., which manufactures aerospace, fluid handling and controls components and vending machines and distributes and manufactures housing-related building products; and True North Communications, Inc., an advertising agency holding company owning Foote, Cone & Belding Communications, Inc., one of the largest advertising agencies in North America.
---------------

* Based on results of the Quest for Value Accumulation Trust and its predecessor. On September 16, 1994, an investment company which had commenced operations on August 1, 1988, then called Quest for Value Accumulation Trust (the "Old Trust"), was effectively divided into two investment funds -- the Old Trust and the present Quest for Value Accumulation Trust (the "Present
Trust") -- at which time the Present Trust commenced operations. The total net assets of the Small Cap Portfolio immediately after the transaction were $139,812,573 in the Old Trust and $8,129,274 in the Present Trust. For the periods prior to September 16, 1994, the performance reflects the performance of the corresponding Small Cap Portfolio of the Old Trust.

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
QUEST FOR VALUE ACCUMULATION TRUST SMALL CAP PORTFOLIO FROM INCEPTION (8/1/88)*
            THROUGH 12/31/95 AND TOTAL RETURN ON RUSSELL 2000 INDEX+

       Measurement Period              Small Cap       Russell 2000
      (Fiscal Year Covered)            Portfolio           Index
08/01/88                                      10000             10000
12/31/88                                      10190              9936
12/31/89                                      12060             11549
12/31/90                                      10883              9295
12/31/91                                      16120             13575
12/31/92                                      19584             16076
12/31/93                                      23405             19127
12/31/94                                      23170             18778
12/31/95                                      26698             24121

Past performance is not predictive of future performance.
Assumes reinvestment of all dividends and distributions.
+with dividends.
The performance graph does not reflect charges imposed by the Variable Accounts.

                       QUEST FOR VALUE ACCUMULATION TRUST
                              SMALL CAP PORTFOLIO
                            SCHEDULE OF INVESTMENTS

                               DECEMBER 31, 1995

PRINCIPAL
 AMOUNT                                                                                VALUE
---------                                                                           -----------
            SHORT-TERM CORPORATE NOTES - 13.9%
            BANKING - 3.9%
$ 625,000   Norwest Financial, Inc., 5.62%, 1/23/96...............................  $   622,853
                                                                                    -----------
            CONGLOMERATES - 1.6%
  150,000   General Electric Capital Corp., 5.76%, 1/8/96.........................      149,832
  100,000   General Electric Capital Services, Inc., 5.76%, 1/8/96................       99,888
                                                                                    -----------
                                                                                        249,720
                                                                                    -----------
            INSURANCE - 1.2%
  200,000   Prudential Funding Corp., 5.75%, 1/17/96..............................      199,489
                                                                                    -----------
            MACHINERY - 2.8%
            Deere (John) Capital Corp.,
  300,000   5.63%, 1/17/96........................................................      299,249
  150,000   5.73%, 1/4/96.........................................................      149,929
                                                                                    -----------
                                                                                        449,178
                                                                                    -----------
            MISCELLANEOUS FINANCIAL SERVICES - 4.4%
            Beneficial Corp.,
  500,000   5.70%, 1/5/96.........................................................      499,683
  100,000   5.76%, 1/8/96.........................................................       99,888
  100,000   Household Finance Corp., 5.67%, 1/23/96...............................       99,654
                                                                                    -----------
                                                                                        699,225
                                                                                    -----------
            Total Short-Term Corporate Notes (amortized cost-$2,220,465)..........  $ 2,220,465
                                                                                    -----------
            CORPORATE NOTES - .1%
            AUTOMOTIVE - .0%
$   2,148   Collins Industries, Inc., 8.75%, 1/11/00..............................  $     2,005
                                                                                    -----------
            ENERGY - .1%
   15,125   Global Marine, Inc., 12.75%, 12/15/99.................................       16,713
                                                                                    -----------
            Total Corporate Notes (cost - $18,363)................................  $    18,718
                                                                                    -----------
            CONVERTIBLE CORPORATE BONDS - .3%
            REAL ESTATE - .3%
            Security Capital Realty, Inc., 12.00%, 6/30/14(A)(B) (cost -
$  51,487   $46,860)..............................................................  $    51,487
                                                                                    -----------

 SHARES
---------
            CONVERTIBLE PREFERRED STOCK - .6%
            RETAIL - .1%
    2,200   Family Bargain Corp. $.95 Conv. Pfd...................................  $    12,925
            TRANSPORTATION - .5%
      825   Interpool, Inc., 5.75%, Conv. Pfd.....................................       77,550
                                                                                    -----------
            Total Convertible Preferred Stock (cost-$81,675)......................  $    90,475
                                                                                    -----------

                       QUEST FOR VALUE ACCUMULATION TRUST
                              SMALL CAP PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)

                               DECEMBER 31, 1995

 SHARES                                                                                VALUE
---------                                                                           -----------
            COMMON STOCKS - 83.9%
            ADVERTISING - 6.2%
   20,000   Katz Media Group, Inc.*...............................................  $   352,500
    6,000   Omnicom Group, Inc....................................................      223,500
   22,864   True North Communications, Inc. ......................................      422,984
                                                                                    -----------
                                                                                        998,984
                                                                                    -----------
            AUTOMOTIVE - 1.1%
    4,400   Collins Industries, Inc.*.............................................        7,150
   12,000   Masland Corp. ........................................................      168,000
                                                                                    -----------
                                                                                        175,150
                                                                                    -----------
            BANKING - .8%
    6,800   First Financial Caribbean Corp........................................      127,500
                                                                                    -----------
            BUILDING & CONSTRUCTION - 3.1%
    9,739   D.R. Horton, Inc. ....................................................      114,433
    3,000   Insituform Technologies (Class A)*....................................       34,875
   16,500   Martin Marietta Materials, Inc. ......................................      340,313
                                                                                    -----------
                                                                                        489,621
                                                                                    -----------
            CHEMICALS - 1.3%
    6,500   OM Group, Inc.........................................................      215,312
                                                                                    -----------
            COMPUTER SERVICES - 3.5%
   25,867   BancTec, Inc.*........................................................      478,539
    3,394   Globalink, Inc.*......................................................       22,061
    2,800   Keane, Inc.*..........................................................       61,950
                                                                                    -----------
                                                                                        562,550
                                                                                    -----------
            CONGLOMERATES - 1.8%
   12,100   Ralcorp Holdings, Inc.*...............................................      293,425
                                                                                    -----------
            DRUGS & MEDICAL PRODUCTS - 2.8%
    5,000   Dentsply International, Inc. .........................................      200,000
    5,000   Spacelabs, Inc........................................................      143,750
    4,600   Sybron International Corp.*...........................................      109,250
                                                                                    -----------
                                                                                        453,000
                                                                                    -----------
            ELECTRICAL EQUIPMENT - 8.6%
   17,200   EG & G, Inc...........................................................      417,100
   11,800   Marshall Industries*..................................................      379,075
   30,920   Oak Industries, Inc. .................................................      579,750
                                                                                    -----------
                                                                                      1,375,925
                                                                                    -----------

                       QUEST FOR VALUE ACCUMULATION TRUST
                              SMALL CAP PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)

                               DECEMBER 31, 1995

 SHARES                                                                                VALUE
---------                                                                           -----------
            COMMON STOCKS (CONTINUED)
            ENERGY - 8.2%
    7,948   Aquila Gas Pipeline Corp. ............................................  $   102,330
   12,600   Belden & Blake Corp.*.................................................      220,500
   15,500   Global Natural Resources, Inc.*.......................................      162,750
   13,000   Noble Drilling Corp.*.................................................      117,000
   11,200   Petroleum Heat & Power Company, Inc. (Class A)........................       91,000
   10,100   St. Mary Land & Exploration Co........................................      141,400
   25,942   Sithe Energies, Inc.*.................................................      155,652
    8,000   Tesoro Petroleum Corp.*...............................................       69,000
    2,000   Triton Energy Corp.*..................................................      114,750
    6,900   UGI Corp. ............................................................      143,175
                                                                                    -----------
                                                                                      1,317,557
                                                                                    -----------
            ENTERTAINMENT - .4%
    6,000   Hollywood Park, Inc...................................................       60,375
   15,983   Spectravision, Inc. (Class B)*........................................        2,997
                                                                                    -----------
                                                                                         63,372
                                                                                    -----------
            FOOD SERVICES - 1.1%
    7,000   IHOP Corp.*...........................................................      182,000
                                                                                    -----------
            HEALTH & HOSPITALS - 3.4%
    1,700   Community Health Services, Inc.*......................................       60,562
   20,200   Magellan Health Services, Inc.*.......................................      484,800
                                                                                    -----------
                                                                                        545,362
                                                                                    -----------
            HOUSEHOLD PRODUCTS - .2%
    3,200   Crown Crafts, Inc.....................................................       36,800
                                                                                    -----------
            INSURANCE - 6.7%
    4,100   Ace, LTD. ............................................................      162,975
   15,000   Capsure Holdings Corp.*...............................................      264,375
   12,000   E.W. Blanch Holdings, Inc. ...........................................      280,500
    9,453   Guaranty National Corp................................................      145,340
    7,000   Penn-America Group, Inc.*.............................................       99,750
    5,400   Prudential Reinsurance Holdings, Inc. ................................      126,225
                                                                                    -----------
                                                                                      1,079,165
                                                                                    -----------
            MANUFACTURING - 12.1%
    3,800   Alltrista Corp.*......................................................       68,400
   13,000   Baldwin Technology Co. (Class A)......................................       65,813
    5,700   Briggs & Stratton Corp................................................      247,237
    9,000   Carlisle Companies, Inc...............................................      363,375
   11,800   Crane Co. ............................................................      435,125
   12,700   Exabyte Corp.*........................................................      185,737

                       QUEST FOR VALUE ACCUMULATION TRUST
                              SMALL CAP PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)

                               DECEMBER 31, 1995

 SHARES                                                                                VALUE
---------                                                                           -----------
            COMMON STOCKS (CONTINUED)
            MANUFACTURING (CONTINUED)
   12,000   Harmon Industries, Inc. ..............................................  $   189,000
    6,048   North American Watch Co...............................................      116,424
    9,400   Singer Co. N.V........................................................      262,025
                                                                                    -----------
                                                                                      1,933,136
                                                                                    -----------
            PAPER PRODUCTS - 3.3%
   44,800   Repap Enterprises, Inc.*..............................................      198,800
   22,800   Shorewood Packaging Corp.*............................................      324,900
                                                                                    -----------
                                                                                        523,700
                                                                                    -----------
            PRINTING & PUBLISHING - 2.3%
    8,300   International Imaging Materials, Inc.*................................      209,575
    8,900   Nu-Kote Holdings, Inc. (Class A)*.....................................      151,300
                                                                                    -----------
                                                                                        360,875
                                                                                    -----------
            REAL ESTATE - 6.8%
   13,291   Cousins Properties, Inc. .............................................      269,143
    6,161   Post Properties, Inc..................................................      196,382
   17,500   Security Capital Industrial Trust, Inc................................      306,250
   12,752   Security Capital Pacific Trust........................................      251,852
       66   Security Capital Realty, Inc. (A).....................................       58,212
                                                                                    -----------
                                                                                      1,081,839
                                                                                    -----------
            RETAIL - .3%
    3,500   Maxim Group, Inc.*....................................................       47,250
                                                                                    -----------
            SECURITY/INVESTIGATION - .1%
   10,801   Automated Security (Holdings) PLC ADS*................................        8,101
                                                                                    -----------
            TECHNOLOGY - .3%
    1,500   Unitrode Corp.........................................................       42,375
                                                                                    -----------
            TELECOMMUNICATION - 1.0%
    7,000   ECI Telecom, Ltd. ....................................................      159,688
                                                                                    -----------
            TEXTILES/APPAREL - 4.4%
   11,000   Dyersburg Corp........................................................       55,000
    3,426   Fab Industries, Inc. .................................................      109,204
    6,400   Mohawk Industries, Inc.*..............................................      100,000
   22,000   Westpoint Stevens, Inc. (Class A)*....................................      441,375
                                                                                    -----------
                                                                                        705,579
                                                                                    -----------
            TOBACCO/BEVERAGES/FOOD PRODUCTS - 1.1%
   12,900   Morningstar Group, Inc.*..............................................      103,200
    6,000   Sylvan Foods Holdings, Inc.*..........................................       71,250
                                                                                    -----------
                                                                                        174,450
                                                                                    -----------

                       QUEST FOR VALUE ACCUMULATION TRUST
                              SMALL CAP PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)

                               DECEMBER 31, 1995

 SHARES                                                                                VALUE
---------                                                                           -----------
            COMMON STOCKS (CONTINUED)
            TRANSPORTATION - 1.7%
    8,300   Interpool, Inc. *.....................................................  $   148,363
    8,500   MTL, Inc*.............................................................      119,000
                                                                                    -----------
                                                                                        267,363
                                                                                    -----------
            OTHER - 1.3%
    8,250   McGrath RentCorp......................................................      156,750
    6,470   Olympic Steel, Inc.*..................................................       56,612
                                                                                    -----------
                                                                                        213,362
                                                                                    -----------
            Total Common Stocks (cost - $12,333,334)..............................  $13,433,441
                                                                                    -----------
CONTRACTS
            PURCHASED PUT OPTIONS - .0%
            Triton Energy Corp., expiring August '96 @ $50 (premium
       20   paid - $5,511)........................................................  $     4,125
                                                                                    -----------
           Total Investments(C) (cost - $14,706,208)...................   98.8%    $15,818,711
           Other Assets in Excess of Other Liabilities.................    1.2         185,681
                                                                         -----     -----------
           Total Net Assets............................................  100.0%    $16,004,392
                                                                         =====      ==========

---------------

* Non-income producing security.

(A) Restricted securities (the Portfolio will not bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of these securities):

                                                        DATE OF         PAR                  UNIT     UNIT VALUATION AS OF
                    DESCRIPTION                       ACQUISITION     AMOUNT      SHARES     COST      DECEMBER 31, 1995
----------------------------------------------------  -----------     -------     ------     ----     --------------------
Security Capital Realty, Inc.
  12.00%, 6/30/14...................................  9/16/94..       $51,487       --       $ 91             $100
Security Capital Realty, Inc.
  Common Stock......................................    9/16/94           --        66       $949             $882

(B) Security Capital at its discretion may defer interest payments.

(C) Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $1,745,435, aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $632,932, and net unrealized appreciation for Federal income tax purposes is $1,112,503. Federal income tax basis of portfolio securities is substantially the same as for financial reporting purposes.

                See accompanying notes to financial statements.

                       QUEST FOR VALUE ACCUMULATION TRUST
                              SMALL CAP PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1995

ASSETS
Investments, at value (cost - $14,706,208)......................................  $15,818,711
Cash............................................................................        2,921
Receivable from investments sold................................................      158,499
Receivable from fund shares sold................................................       24,462
Dividends receivable............................................................       18,425
Interest receivable.............................................................        3,421
Other assets....................................................................          169
                                                                                  -----------
  Total Assets..................................................................   16,026,608
                                                                                  -----------
LIABILITIES
Payable for fund shares redeemed................................................          200
Investment advisory fee payable.................................................        1,050
Other payables and accrued expenses.............................................       20,966
                                                                                  -----------
  Total Liabilities.............................................................       22,216
                                                                                  -----------
NET ASSETS
Par value ($.01 per share)......................................................        8,037
Paid-in-surplus.................................................................   14,215,173
Accumulated undistributed net investment income.................................      211,870
Accumulated undistributed net realized gain on investments......................      456,809
Net unrealized appreciation on investments......................................    1,112,503
                                                                                  -----------
  Total Net Assets..............................................................  $16,004,392
                                                                                  ===========
Fund shares outstanding.........................................................      803,674
                                                                                  -----------
Net asset value per share.......................................................  $     19.91
                                                                                  ===========

                See accompanying notes to financial statements.

                       QUEST FOR VALUE ACCUMULATION TRUST
                              SMALL CAP PORTFOLIO
                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 1995

INVESTMENT INCOME
  Dividends......................................................................  $  143,632
  Interest.......................................................................     157,866
                                                                                   ----------
     Total investment income.....................................................     301,498
                                                                                   ----------
OPERATING EXPENSES
  Investment advisory fee (note 2a)..............................................      72,770
  Custodian fees.................................................................      15,454
  Auditing, consulting and tax return preparation fees...........................      10,095
  Transfer and dividend disbursing agent fees....................................       9,197
  Legal fees.....................................................................       3,156
  Reports and notices to shareholders............................................       2,392
  Miscellaneous..................................................................       6,639
                                                                                   ----------
     Total operating expenses....................................................     119,703
     Less: Investment advisory fee waived (note 2a)..............................     (30,075)
                                                                                   ----------
          Net operating expenses.................................................      89,628
                                                                                   ----------
          Net investment income..................................................     211,870
                                                                                   ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS - NET
Net realized gain on investments.................................................     456,809
Net change in unrealized appreciation (depreciation) on investments..............   1,189,804
                                                                                   ----------
          Net realized gain and change in unrealized appreciation (depreciation)
          on investments.........................................................   1,646,613
                                                                                   ----------
          Net increase in net assets resulting from operations...................  $1,858,483
                                                                                   ==========

                See accompanying notes to financial statements.

                       QUEST FOR VALUE ACCUMULATION TRUST
                              SMALL CAP PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                YEAR ENDED       SEPTEMBER 16, 1994(1)
                                                             DECEMBER 31, 1995   TO DECEMBER 31, 1994
                                                             -----------------   ---------------------
OPERATIONS
Net investment income......................................     $   211,870           $    29,623
Net realized gain on investments...........................         456,809                26,352
Net change in unrealized appreciation (depreciation) on
  investments..............................................       1,189,804               (77,301)
                                                                -----------            ----------
     Net increase (decrease) in net assets resulting from
       operations..........................................       1,858,483               (21,326)
                                                                -----------            ----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income......................................         (29,623)                   --
Net realized gains.........................................         (26,352)                   --
                                                                -----------            ----------
     Total dividends and distributions to shareholders.....         (55,975)                   --
                                                                -----------            ----------
FUND SHARE TRANSACTIONS
Net proceeds from sales....................................       7,801,061             1,287,020
Net value of securities received (note 1)..................              --             8,129,274
Reinvestment of dividends and distributions................          55,975                    --
Cost of shares redeemed....................................      (2,865,595)             (184,525)
                                                                -----------            ----------
     Net increase in net assets from fund share
       transactions........................................       4,991,441             9,231,769
                                                                -----------            ----------
          Total increase in net assets.....................       6,793,949             9,210,443
NET ASSETS
Beginning of period........................................       9,210,443                     0
                                                                -----------            ----------
End of period (including undistributed net investment
  income of $211,870 and $29,623, respectively)............     $16,004,392           $ 9,210,443
                                                                ===========            ==========
SHARES ISSUED AND REDEEMED
Issued.....................................................         427,444                75,859
Issued in exchange for securities (note 1).................              --               464,795
Issued in reinvestment of dividends and distributions......           3,289                    --
Redeemed...................................................        (156,903)              (10,810)
                                                                -----------            ----------
     Net increase..........................................         273,830               529,844
                                                                ===========            ==========

---------------

(1) Commencement of operations.

                See accompanying notes to financial statements.

                       QUEST FOR VALUE ACCUMULATION TRUST
                              SMALL CAP PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 1995

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     Quest for Value Accumulation Trust (the "Trust") was organized on May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of seven classes of shares of beneficial interest at $.01 par value: the Equity Portfolio, the Small Cap Portfolio, the Global Equity Portfolio, the Managed Portfolio, the Bond Portfolio, the U. S. Government Income Portfolio and the Money Market Portfolio. OpCap Advisors (formerly called Quest for Value Advisors; the "Adviser"), a majority-owned (99%) subsidiary of Oppenheimer Capital, serves as the Trust's investment adviser. The Small Cap Portfolio (the "Portfolio"), one of the Trust's seven portfolios, had no operations until September 16, 1994, when the Enterprise Accumulation Trust Small Cap Portfolio (formerly known as Quest for Value Accumulation Trust Small Cap Portfolio), distributed cash and securities with an aggregate market value of $8,129,274 in exchange for 464,795 shares of the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements:

  (A) VALUATION OF INVESTMENTS

     Investment securities, other than debt securities, listed on a national exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sale price; if there are no such reported sales, the securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Investment debt securities (other than short-term obligations) are valued each business day by an independent pricing service approved by the Board of Trustees. Investments are valued by the pricing service using methods which include current market quotations from a major market maker in the securities and trader-reviewed "matrix" prices. Short-term debt securities having a remaining maturity of more than sixty days are valued on a "marked-to-market" basis, that is, at prices based upon market quotations for securities of similar type, yield, quality and maturity. Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees. The ability of issuers of debt instruments to meet their obligations may be affected by economic developments in a specific industry or region.

  (B) FEDERAL INCOME TAXES

     It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders; accordingly, no Federal income tax provision is required.

  (C) SECURITY TRANSACTIONS AND OTHER INCOME

     Security transactions are accounted for on the trade date. In determining the gain or loss from the sale of securities, the cost of securities sold has been determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities.

  (D) DIVIDENDS AND DISTRIBUTIONS

     Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually.

     The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in

                       QUEST FOR VALUE ACCUMULATION TRUST
                              SMALL CAP PORTFOLIO
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                               DECEMBER 31, 1995

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
  (D) DIVIDENDS AND DISTRIBUTIONS (CONTINUED) accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment: temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains, respectively. To the extent distributions exceed current and accumulated earnings and profits for Federal income tax purposes, they are reported as distributions of paid-in-surplus or tax return of capital. At December 31, 1995, the Portfolio did not have any permanent book-tax differences.

  (E) ALLOCATION OF EXPENSES

     Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio based on its net assets in relation to the total net assets of all the applicable portfolios of the Trust or another reasonable basis.

  (F) USE OF ESTIMATES

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  (G) PURCHASED PUT OPTION ACCOUNTING POLICY

     When a Portfolio purchases a put option, it pays a premium and an amount equal to the premium is recorded as an investment. The option is subsequently marked-to-market to reflect its current market value. The Portfolio, as purchaser of an option, has control over whether the option is exercised. If an option expires unexercised, the Portfolio realizes a loss in the amount of the premium paid. If an option is exercised, the premium paid is an adjustment to the proceeds from the sale in determining whether the Portfolio has realized a gain or loss. The difference between the premium paid and the amount received on effecting a closing sale transaction is the realized gain or loss. The Portfolio, as a purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

(2) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     (a) The investment advisory fee is accrued daily and payable monthly to the Adviser, and is computed as a percentage of the Portfolio's net assets as of the close of business each day at the annual rate of .60%.

     The Adviser has agreed to waive that portion of the advisory fee and to reimburse any necessary expenses to limit operating expenses of the Portfolio to
 .74% of average daily net assets on an annual basis through at least December 31, 1995.

     (b) Total brokerage commissions paid by the Portfolio for the year ended December 31, 1995, amounted to $35,395, of which Oppenheimer & Co., Inc., an affiliate of the Adviser, received $12,805.

(3) PURCHASES AND SALES OF SECURITIES

     For the year ended December 31, 1995, purchases and sales of investment securities, other than short-term securities were $10,968,368 and $6,786,171, respectively.

(4) CAPITAL LOSS DEFERRAL

     Capital losses incurred after October 31, 1995 are deemed to arise on the first business day of the following fiscal year. Accordingly, the Portfolio incurred and elected to defer $87,890 in net capital losses.

                       QUEST FOR VALUE ACCUMULATION TRUST
                              SMALL CAP PORTFOLIO
                              FINANCIAL HIGHLIGHTS

                FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:

                                                              YEAR ENDED         SEPTEMBER 16, 1994(1)
                                                           DECEMBER 31, 1995     TO DECEMBER 31, 1994
                                                           -----------------     ---------------------
Net asset value, beginning of period.....................     $     17.38             $     17.49
Income from investment operations:
Net investment income....................................            0.26                    0.06
Net realized and unrealized gain (loss) on investments...            2.37                   (0.17)
                                                              -----------              ----------
  Total from investment operations.......................            2.63                   (0.11)
                                                              -----------              ----------
Dividends and distributions to shareholders:
Dividends to shareholders from net investment income.....           (0.05)                     --
Distributions to shareholders from net realized capital
  gains..................................................           (0.05)                     --
                                                              -----------              ----------
  Total dividends and distributions......................           (0.10)                     --
                                                              -----------              ----------
Net asset value, end of period...........................     $     19.91             $     17.38
                                                              ===========              ==========
Total return(2)..........................................           15.2%                    (.6%)
                                                              ===========              ==========
Net assets, end of period................................     $16,004,392             $ 9,210,443
                                                              -----------              ----------
Ratio of net operating expenses to average net
  assets(5)..............................................           0.74%(4)                0.74%(3)
                                                              -----------              ----------
Ratio of net investment income to average net
  assets(5)..............................................           1.75%(4)                1.22%(3)
                                                              -----------              ----------
Portfolio turnover.......................................             69%                     32%
                                                              -----------              ----------

---------------

(1) Commencement of operations.

(2) Assumes reinvestment of all dividends and distributions.

(3) Annualized.

(4) Average net assets for the year ended December 31, 1995 were $12,128,267.

(5) During the periods presented above, the Adviser waived a portion or all of its fees and reimbursed the Portfolio for a portion of its operating expenses. If such waivers and reimbursements had not been in effect, the ratio of net operating expenses to average net assets would have been 0.99% and 1.64% and the ratio of net investment income to average net assets would have been 1.50% and 0.32%, respectively.

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES OF
QUEST FOR VALUE ACCUMULATION TRUST -- SMALL CAP PORTFOLIO

     In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Small Cap Portfolio (one of the portfolios constituting Quest for Value Accumulation Trust hereafter referred to as the "Portfolio") at December 31, 1995, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year ended December 31, 1995 and for the period September 16, 1994 (commencement of operations) through December 31, 1994, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1995 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York 10036
February 16, 1996

                               MANAGED PORTFOLIO

     The Managed Portfolio, which invests in stocks, bonds and cash equivalents, has consistently ranked among the top funds in its category. It continued its outstanding performance in 1995, providing a total return of 45.6%, well above the total return of 37.6% with dividends included for the Standard & Poor's 500 Index (S&P 500), an unmanaged index of 500 of the largest corporations weighted by market capitalization. This performance ranked second best among the 68 flexible portfolio funds in Lipper's Variable Insurance Products Performance Analysis Service Report. In the 1995 second half, the Portfolio provided a total return of 12.2%, compared with 14.4% for the S&P 500.

     The Portfolio has been a consistently excellent performer over time. This fact was recognized by Morningstar, Inc., when it named Richard J. Glasebrook II, manager of the Portfolio, as its 1995 Variable Fund Manager of the Year. Morningstar is a well-known commentator on variable annuity performance results. For the five years ended December 31, 1995, the Portfolio's average annual total return of 23.3%* exceeded by a wide margin the 16.6% return of the S&P 500. This performance was second best among the 54 flexible portfolio funds in the Lipper universe. From inception on August 1, 1988 through December 31, 1995, the Portfolio provided an average annual total return of 19.7%*, compared with 15.2% for the S&P 500. Returns for the Portfolio take into account expenses incurred by the Portfolio, but not other charges imposed by the Variable Accounts.

     The Portfolio has achieved its superior long-term performance by investing in quality undervalued stocks and holding them for price appreciation. Its three largest holdings, McDonnell Douglas Corp., Federal Home Loan Mortgage Corp. (Freddie Mac) and Citicorp, all reached new highs in the 1995 fourth quarter. However, the market price of its fourth largest holding, Intel Corp., declined in the quarter due to fears that a poorer business environment might lead to reduced demand for the company's semiconductor products. Intel is the Portfolio's only significant investment in the technology sector.

     Although the Portfolio can buy bonds and money market securities, in practice it invests primarily in common stocks based on the premise that stocks provide the best returns over time. As of December 31, 1995, 84% of the Portfolio's net assets were invested in common stocks and securities convertible into common stocks, 2% in Treasury notes and bonds, and 14% in cash and cash equivalents.

     In the 1995 second half, the Portfolio increased its existing positions or added new positions in the common stocks of such companies as Becton, Dickinson & Co., Champion International Corp., Reebok International Ltd., First Interstate Bancorp, Mattel, Inc. and Tenneco, Inc. Reduced or eliminated during the second half were investments in such stocks as Mellon Bank Corp., Shaw Industries, Inc. and Northrop Grumman Corp.

     The Portfolio owned the common stocks of 34 companies as of December 31, 1995. Major industry positions were in the banking, financial services, aerospace and defense, consumer products, and insurance sectors. The Portfolio's five largest equity holdings were McDonnell Douglas Corp., the nation's largest manufacturer of military aircraft and an important competitor in commercial aircraft; Federal Home Loan Mortgage Corp. (Freddie Mac), the second largest insurer of home mortgages in the United States; Citicorp, a leading bank; Intel Corp., a major producer of semiconductors; and Freeport McMoRan Copper & Gold (class B), which produces copper and gold at a mine in the Indonesian region of Irian Jaya.
---------------

* Based on results of the Quest for Value Accumulation Trust and its predecessor. On September 16, 1994, an investment company which had commenced operations on August 1, 1988, then called Quest for Value Accumulation Trust (the "Old Trust"), was effectively divided into two investment funds -- the Old Trust and the present Quest for Value Accumulation Trust (the "Present
Trust") -- at which time the Present Trust commenced operations. The total net assets of the Managed Portfolio immediately after the transaction were $682,601,380 in the Old Trust and $51,354,102 in the Present Trust. For the periods prior to September 16, 1994, the performance reflects the performance of the corresponding Managed Portfolio of the Old Trust.
             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
 QUEST FOR VALUE ACCUMULATION TRUST MANAGED PORTFOLIO FROM INCEPTION (8/1/88)*
              THROUGH 12/31/95 AND TOTAL RETURN ON S&P 500 INDEX+

      Measurement Period            Managed       S&P 500 In-
    (Fiscal Year Covered)          Portfolio          dex
08/01/88                                 10000           10000
12/31/88                                 10440           10383
12/31/89                                 13839           13673
12/31/90                                 13336           13249
12/31/91                                 19458           17285
12/31/92                                 23098           18602
12/31/93                                 25498           20475
12/31/94                                 26165           20746
12/31/95                                 38083           28542

Past performance is not predictive of future performance.
Assumes reinvestment of all dividends and distributions.
+with dividends.
The performance graph does not reflect charges imposed by the Variable Accounts.

                       QUEST FOR VALUE ACCUMULATION TRUST
                               MANAGED PORTFOLIO
                            SCHEDULE OF INVESTMENTS

                               DECEMBER 31, 1995

PRINCIPAL
  AMOUNT                                                                               VALUE
----------                                                                          -----------
             SHORT-TERM CORPORATE NOTES - 14.3%
             AUTOMOTIVE - 2.5%
             Ford Motor Credit Co.,
$  150,000   5.74%, 1/8/96........................................................  $   149,833
 2,310,000   5.76%, 1/10/96.......................................................    2,306,674
                                                                                    -----------
                                                                                      2,456,507
                                                                                    -----------
             BANKING - .2%
   180,000   Norwest Financial, Inc., 5.62%, 1/22/96..............................      179,410
                                                                                    -----------
             INSURANCE - 6.3%
             Prudential Funding Corp.,
 3,130,000   5.80%, 1/17/96.......................................................    3,121,932
 3,150,000   5.81%, 1/9/96........................................................    3,145,933
                                                                                    -----------
                                                                                      6,267,865
                                                                                    -----------
             MACHINERY/ENGINEERING - .4%
   420,000   Deere (John) Capital Corp., 5.55%, 1/17/96...........................      418,964
                                                                                    -----------
             MISCELLANEOUS FINANCIAL SERVICES - 4.6%
 1,370,000   Beneficial Corp., 5.80%, 1/23/96.....................................    1,365,144
 3,000,000   Household Finance Corp., 5.75%, 1/10/96..............................    2,995,687
   130,000   Merrill Lynch & Co., Inc., 5.75%, 1/3/96.............................      129,958
                                                                                    -----------
                                                                                      4,490,789
                                                                                    -----------
             TOBACCO/BEVERAGES/FOOD PRODUCTS - .3%
   330,000   Philip Morris Companies, Inc., 5.92%, 1/3/96.........................      329,891
                                                                                    -----------
             Total Short-Term Corporate Notes (amortized cost - $14,143,426)......  $14,143,426
                                                                                    -----------
             U.S. TREASURY NOTES AND BONDS - 1.7%
$  700,000   6.25%, 8/15/23.......................................................  $   720,237
   630,000   7.875%, 4/15/98......................................................      665,242
   297,500   7.875%, 8/15/01......................................................      332,269
                                                                                    -----------
             Total U.S. Treasury Notes and Bonds (cost - $1,520,076)..............  $ 1,717,748
                                                                                    -----------
             CONVERTIBLE CORPORATE BONDS - .7%
             REAL ESTATE - .7%
$  632,708   Security Capital Realty, Inc., 12.00%, 6/30/14(A)(B)
             (cost - $575,845)....................................................  $   632,708
                                                                                    -----------
    SHARES
----------
             CONVERTIBLE PREFERRED STOCKS - .0%
             RETAIL - .0%
     2,478   Venture Stores, Inc., $3.25 Conv. Pfd. (cost - $102,527).............  $    24,780
                                                                                    -----------

                       QUEST FOR VALUE ACCUMULATION TRUST
                               MANAGED PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)

                               DECEMBER 31, 1995

  SHARES                                                                               VALUE
----------                                                                          -----------
             COMMON STOCKS - 83.2%
             AEROSPACE/DEFENSE - 7.6%
    20,000   Lockheed Martin Corp. ...............................................  $ 1,580,000
    63,000   McDonnell Douglas Corp...............................................    5,796,000
     2,200   Northrop Grumman Corp. ..............................................      140,800
                                                                                    -----------
                                                                                      7,516,800
                                                                                    -----------
             AUTOMOTIVE - 1.7%
    31,300   General Motors Corp..................................................    1,654,987
                                                                                    -----------
             BANKING - 16.1%
    74,100   Citicorp.............................................................    4,983,225
     7,400   First Empire State Corp. ............................................    1,613,200
    15,000   First Interstate Bancorp.............................................    2,047,500
    60,000   Mellon Bank Corp.....................................................    3,225,000
    19,000   Wells Fargo & Co. ...................................................    4,104,000
                                                                                    -----------
                                                                                     15,972,925
                                                                                    -----------
             CHEMICALS - 3.5%
    40,000   Hercules, Inc. ......................................................    2,255,000
    10,000   Monsanto Co. ........................................................    1,225,000
                                                                                    -----------
                                                                                      3,480,000
                                                                                    -----------
             CONSUMER PRODUCTS - 7.0%
    16,350   Avon Products, Inc. .................................................    1,232,381
   100,000   Mattel, Inc. ........................................................    3,075,000
    93,000   Reebok International Ltd. ...........................................    2,627,250
                                                                                    -----------
                                                                                      6,934,631
                                                                                    -----------
             DRUGS & MEDICAL PRODUCTS - 3.0%
    40,000   Becton, Dickinson & Co. .............................................    3,000,000
                                                                                    -----------
             ENERGY - 5.6%
    20,000   MAPCO, Inc. .........................................................    1,092,500
    60,000   Tenneco, Inc.........................................................    2,977,500
    25,700   Triton Energy Corp.*.................................................    1,474,537
                                                                                    -----------
                                                                                      5,544,537
                                                                                    -----------
             INSURANCE - 6.4%
    51,400   EXEL Ltd. ...........................................................    3,135,400
    15,400   Transamerica Corp. ..................................................    1,122,275
       180   Transport Holdings, Inc.*............................................        7,335
    33,000   Travelers, Inc. .....................................................    2,074,875
                                                                                    -----------
                                                                                      6,339,885
                                                                                    -----------
             MANUFACTURING - 1.6%
   110,000   Shaw Industries, Inc. ...............................................    1,622,500
                                                                                    -----------

                       QUEST FOR VALUE ACCUMULATION TRUST
                               MANAGED PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)

                               DECEMBER 31, 1995

  SHARES                                                                               VALUE
----------                                                                          -----------
             COMMON STOCKS (CONTINUED)
             METALS & MINING - 4.6%
   149,132   Freeport McMoRan Copper & Gold (Class B).............................  $ 4,194,338
     9,389   Freeport McMoRan, Inc................................................      347,393
                                                                                    -----------
                                                                                      4,541,731
                                                                                    -----------
             MISCELLANEOUS FINANCIAL SERVICES - 13.8%
    74,000   American Express Co..................................................    3,061,750
    90,000   Countrywide Credit Industries, Inc...................................    1,957,500
    61,100   Federal Home Loan Mortgage Corp......................................    5,101,850
    29,100   Federal National Mortgage Association................................    3,612,038
                                                                                    -----------
                                                                                     13,733,138
                                                                                    -----------
             PAPER PRODUCTS - 3.6%
    84,000   Champion International Corp..........................................    3,528,000
                                                                                    -----------
             REAL ESTATE - .7%
       811   Security Capital Realty, Inc.(A).....................................      715,302
                                                                                    -----------
             TECHNOLOGY - 6.0%
    75,000   Intel Corp...........................................................    4,256,250
    60,000   Unitrode Corp.*......................................................    1,695,000
                                                                                    -----------
                                                                                      5,951,250
                                                                                    -----------
             TELECOMMUNICATIONS - 2.0%
    50,000   Sprint Corp..........................................................    1,993,750
                                                                                    -----------
             Total Common Stocks (cost - $61,380,303).............................  $82,529,436
                                                                                    -----------
            Total Investments(C) (cost - $77,722,177)..................   99.9%     $99,048,098
            Other ASSETS in Excess of Other Liabilities................    0.1          140,049
                                                                         -----      -----------
            Total Net Assets...........................................  100.0%     $99,188,147
                                                                         =====      ===========

---------------

* Non-income producing security.

(A) Restricted Securities (the Portfolio will not bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of these securities):

                                                                                                         UNIT VALUATION
                                                         DATE OF         PAR                   UNIT           AS OF
                       DESCRIPTION                     ACQUISITION      AMOUNT      SHARES     COST     DECEMBER 31, 1995
    ---------------------------------------------------------------------------------------------------------------------
    Security Capital Realty, Inc.
      12.00%, 6/30/14................................    9/16/94       $632,708        --      $ 91           $ 100
    Security Capital Realty, Inc.
      Common Stock...................................    9/16/94             --       811      $949           $ 882

(B) Security Capital at its discretion may defer interest payments.

(C) Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $22,384,125, aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $1,058,204 and net unrealized appreciation for Federal income tax purpose is $21,325,921. Federal income tax basis of portfolio securities is substantially the same as for financial reporting purposes.

                       QUEST FOR VALUE ACCUMULATION TRUST
                               MANAGED PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1995

ASSETS
Investments, at value (cost-$77,722,177)........................................  $99,048,098
Receivable from fund shares sold................................................      42,863
Dividends receivable............................................................      89,385
Interest receivable.............................................................      74,121
Receivable from Adviser.........................................................       1,313
Other assets....................................................................         385
                                                                                  -----------
  Total Assets..................................................................  99,256,165
                                                                                  -----------
LIABILITIES
Payable for fund shares redeemed................................................         964
Due to custodian................................................................      24,356
Other payables and accrued expenses.............................................      42,698
                                                                                  -----------
  Total Liabilities.............................................................      68,018
                                                                                  -----------
NET ASSETS
Par value ($.01 per share)......................................................      32,907
Paid-in-surplus.................................................................  75,572,376
Accumulated undistributed net investment income.................................   1,378,069
Accumulated undistributed net realized gain on investments......................     878,874
Net unrealized appreciation on investments......................................  21,325,921
                                                                                  -----------
  Total Net Assets..............................................................  $99,188,147
                                                                                  ===========
Fund shares outstanding.........................................................   3,290,749
                                                                                  -----------
Net asset value per share.......................................................  $    30.14
                                                                                  ===========

                See accompanying notes to financial statements.

                       QUEST FOR VALUE ACCUMULATION TRUST
                               MANAGED PORTFOLIO
                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 1995

INVESTMENT INCOME
  Dividends.....................................................................   $1,270,963
  Interest......................................................................      600,998
                                                                                  -----------
     Total investment income....................................................    1,871,961
                                                                                  -----------
OPERATING EXPENSES
  Investment advisory fee (note 2a).............................................      447,678
  Trustee's fees and expenses...................................................       17,443
  Custodian fees................................................................       16,004
  Auditing, consulting and tax return preparation fees..........................       14,421
  Transfer and dividend disbursing agent fees...................................       10,207
  Reports and notices to shareholders...........................................        9,949
  Legal fees....................................................................        8,106
  Miscellaneous.................................................................       25,120
                                                                                  -----------
     Total operating expenses...................................................      548,928
     Less: Investment advisory fee waived (note 2a).............................      (55,036)
                                                                                  -----------
          Net operating expenses................................................      493,892
                                                                                  -----------
          Net investment income.................................................    1,378,069
                                                                                  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS - NET
Net realized gain on investments................................................    1,023,914
Net change in unrealized appreciation (depreciation) on investments.............   23,901,028
                                                                                  -----------
          Net realized gain and change in unrealized appreciation (depreciation)
          on investments........................................................   24,924,942
                                                                                  -----------
          Net increase in net assets resulting from operations..................  $26,303,011
                                                                                  ===========

                See accompanying notes to financial statements.

                       QUEST FOR VALUE ACCUMULATION TRUST
                               MANAGED PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                             YEAR ENDED         SEPTEMBER 16, 1994(1)
                                                          DECEMBER 31, 1995      TO DECEMBER 31, 1994
                                                          -----------------     ----------------------
OPERATIONS
Net investment income...................................     $ 1,378,069              $  360,801
Net realized gain (loss) on investments.................       1,023,914                (145,040)
Net change in unrealized appreciation (depreciation) on
  investments...........................................      23,901,028              (2,575,107)
                                                             -----------             -----------
     Net increase (decrease) in net assets resulting
       from operations..................................      26,303,011              (2,359,346)
                                                             -----------             -----------
DIVIDENDS TO SHAREHOLDERS
Net investment income...................................        (360,801)                     --
                                                             -----------             -----------
FUND SHARE TRANSACTIONS
Net proceeds from sales.................................      27,913,098               6,980,338
Net value of securities received (note 1)...............              --              51,354,102
Reinvestment of dividends...............................         360,801                      --
Cost of shares redeemed.................................      (9,971,333)             (1,031,723)
                                                             -----------             -----------
     Net increase in net assets from fund share
       transactions.....................................      18,302,566              57,302,717
                                                             -----------             -----------
          Total increase in net assets..................      44,244,776              54,943,371
NET ASSETS
Beginning of period.....................................      54,943,371                       0
                                                             -----------             -----------
End of period (including undistributed net investment
  income of $1,378,069 and $360,801, respectively)......     $99,188,147             $54,943,371
                                                             ===========             ===========
SHARES ISSUED AND REDEEMED
Issued..................................................       1,016,970                 330,594
Issued in exchange for securities (note 1)..............              --               2,355,693
Issued in reinvestment of dividends.....................          15,866                      --
Redeemed................................................        (379,452)                (48,922)
                                                             -----------             -----------
     Net increase.......................................         653,384               2,637,365
                                                             ===========             ===========

---------------

(1) Commencement of operations.

                See accompanying notes to financial statements.

                       QUEST FOR VALUE ACCUMULATION TRUST
                               MANAGED PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 1995

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     Quest for Value Accumulation Trust (the "Trust") was organized on May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of seven classes of shares of beneficial interest at $.01 par value: the Equity Portfolio, the Small Cap Portfolio, the Global Equity Portfolio, the Managed Portfolio, the Bond Portfolio, the U. S. Government Income Portfolio and the Money Market Portfolio. OpCap Advisors (formerly called Quest for Value Advisors; the "Adviser"), a majority-owned (99%) subsidiary of Oppenheimer Capital, serves as the Trust's investment adviser. The Managed Portfolio (the "Portfolio"), one of the Trust's seven portfolios, had no operations until September 16, 1994, when the Enterprise Accumulation Trust Managed Portfolio (formerly known as Quest for Value Accumulation Trust Managed Portfolio), distributed cash and securities with an aggregate market value of $51,354,102 in exchange for 2,355,693 shares of the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements:

  (A) VALUATION OF INVESTMENTS

     Investment securities, other than debt securities, listed on a national exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sale price; if there are no such reported sales, the securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Investment debt securities (other than short-term obligations) are valued each business day by an independent pricing service approved by the Board of Trustees. Investments are valued by the pricing service using methods which include current market quotations from a major market maker in the securities and trader-reviewed "matrix" prices. Short-term debt securities having a remaining maturity of more than sixty days are valued on a "marked-to-market" basis, that is, at prices based upon market quotations for securities of similar type, yield, quality and maturity. Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees. The ability of issuers of debt instruments to meet their obligations may be affected by economic developments in a specific industry or region.

  (B) FEDERAL INCOME TAXES

     It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders; accordingly, no Federal income tax provision is required.

  (C) SECURITY TRANSACTIONS AND OTHER INCOME

     Security transactions are accounted for on the trade date. In determining the gain or loss from the sale of securities, the cost of securities sold has been determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities.

  (D) DIVIDENDS AND DISTRIBUTIONS

     Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually.

                       QUEST FOR VALUE ACCUMULATION TRUST
                               MANAGED PORTFOLIO
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                               DECEMBER 31, 1995

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
  (D) DIVIDENDS AND DISTRIBUTIONS (CONTINUED)
     The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment: temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains, respectively. To the extent distributions exceed current and accumulated earnings and profits for Federal income tax purposes, they are reported as distributions of paid-in-surplus or tax return of capital. At December 31, 1995, the Portfolio did not have any permanent book-tax differences.

  (E) ALLOCATION OF EXPENSES

     Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio based on its net assets in relation to the total net assets of all the applicable portfolios of the Trust or another reasonable basis.

  (F) USE OF ESTIMATES

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(2) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     (a) The investment advisory fee is accrued daily and payable monthly to the Adviser, and is computed as a percentage of the Portfolio's net assets as of the close of business each day at the annual rate of .60%.

     The Adviser has agreed to waive that portion of the advisory fee and to reimburse any necessary expenses to limit operating expenses of the Portfolio to
 .66% of average daily net assets on an annual basis through at least December 31, 1995.

     (b) Total brokerage commissions paid by the Portfolio for the year ended December 31, 1995, amounted to $65,136, of which Oppenheimer & Co., Inc., an affiliate of the Adviser, received $26,544.

(3) PURCHASES AND SALES OF SECURITIES

     For the year ended December 31, 1995, purchases and sales of investment securities, other than short-term securities were $30,484,410 and $15,035,906 respectively.

(4) CAPITAL LOSS CARRYFORWARD

     For the fiscal year ended December 31, 1995, the Portfolio will utilize $145,040 of net capital loss carryforwards.

                       QUEST FOR VALUE ACCUMULATION TRUST
                               MANAGED PORTFOLIO
                              FINANCIAL HIGHLIGHTS

                FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:

                                                                                  SEPTEMBER 16, 1994
                                                                YEAR ENDED                (1)
                                                             DECEMBER 31, 1995   TO DECEMBER 31, 1994
                                                             -----------------   ---------------------
Net asset value, beginning of period.......................     $     20.83           $     21.80
Income from investment operations:
Net investment income......................................            0.42                  0.14
Net realized and unrealized gain (loss) on investments.....            9.02                 (1.11)
                                                                -----------           -----------
  Total from investment operations.........................            9.44                 (0.97)
                                                                -----------           -----------
Dividends to shareholders:
Dividends to shareholders from net investment income.......           (0.13)                   --
                                                                -----------           -----------
Net asset value, end of period.............................     $     30.14           $     20.83
                                                                ===========           ===========
Total return(2)............................................           45.6%                 (4.4%)
                                                                ===========           ===========
Net assets, end of period..................................     $99,188,147           $54,943,371
                                                                -----------           -----------
Ratio of net operating expenses to average net assets(5)...           0.66%(4)              0.66%(3)
                                                                -----------           -----------
Ratio of net investment income to average net assets(5)....           1.85%(4)              2.34%(3)
                                                                -----------           -----------
Portfolio turnover.........................................             22%                    8%
                                                                -----------           -----------

---------------

(1) Commencement of operations.

(2) Assumes reinvestment of all dividends and distributions.

(3) Annualized.

(4) Average net assets for the year ended December 31, 1995 were $74,612,954.

(5) During the periods presented above, the Adviser waived a portion of its fees. If such waivers had not been in effect, the ratio of net operating expenses to average net assets would have been 0.74% and 0.96% and the ratio of net investment income to average net assets would have been 1.77% and 2.04%, respectively.

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES OF
QUEST FOR VALUE ACCUMULATION TRUST -- MANAGED PORTFOLIO

     In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Managed Portfolio (one of the portfolios constituting Quest for Value Accumulation Trust, hereafter referred to as the "Portfolio") at December 31, 1995, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year ended December 31, 1995 and for the period September 16, 1994 (commencement of operations) through December 31, 1994, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1995 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York 10036
February 16, 1996

                                 BOND PORTFOLIO

     The Bond Portfolio offers a convenient way to invest in a diversified group of quality debt securities; corporate and government. It provided a total return of 15.2% in 1995, compared with a total return of 18.5% for the Lehman Brothers Aggregate Bond Index, a widely followed benchmark. In the five years ended December 31, 1995, the Portfolio produced an average annual total return of 8.1%*, compared with 9.5% for the index. Since August 1, 1988, the Portfolio has generated an average annual total return of 7.9%*. These returns take into account expenses incurred by the Portfolio. Other charges are imposed by the Variable Accounts.

     In managing the Portfolio, we seek to provide a high level of current income consistent with moderate risk of capital and maintenance of liquidity. The Portfolio offers the potential for higher returns than the U.S. Government Income Portfolio and is intended for investors willing to accept greater price volatility through investments in longer term securities in return for greater profit potential.

     As of December 31, 1995, the Portfolio was invested 43% in Treasury notes and bonds, 31% in corporate notes and bonds, 24% in U.S. Government agency securities, and 2% in assets in excess of liabilities. Because corporates offer virtually no yield advantage over governments at this time, the Portfolio is currently invested relatively heavily in government securities. The effective average maturity of the Portfolio was 9.7 years as of December 31, 1995.
---------------

* Based on results of the Quest for Value Accumulation Trust and its predecessor. On September 16, 1994, an investment company which had commenced operations on August 1, 1988, then called Quest for Value Accumulation Trust (the "Old Trust"), was effectively divided into two investment funds -- the Old Trust and the present Quest for Value Accumulation Trust (the "Present Trust") -- at which time the Present Trust commenced operations. The total net assets of $3,756,161 of the Bond Portfolio immediately after the transaction were entirely in the Present Trust. For the periods prior to September 16, 1994, the performance reflects the performance of the corresponding Bond Portfolio of the Old Trust.

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
   QUEST FOR VALUE ACCUMULATION TRUST BOND PORTFOLIO FROM INCEPTION (8/1/88)*
       THROUGH 12/31/95 AND TOTAL RETURN ON LEHMAN AGGREGATE BOND INDEX+

                                                 Lehman Bros.
      Measurement Period         Bond Portfo-      Aggregate
    (Fiscal Year Covered)             lio         Bond Index
08/01/88                                 10000           10000
12/31/88                                 10000           10249
12/31/89                                 11022           11738
12/31/90                                 11910           12789
12/31/91                                 13747           14836
12/31/92                                 14623           15934
12/31/93                                 15850           17488
12/31/94                                 15243           16978
12/31/95                                 17564           20114

Past performance is not predictive of future performance.
Assumes reinvestment of all dividends and distributions.
+with dividends.
The performance graph does not reflect charges imposed by the Variable Accounts.

                       QUEST FOR VALUE ACCUMULATION TRUST
                                 BOND PORTFOLIO
                            SCHEDULE OF INVESTMENTS

                               DECEMBER 31, 1995

PRINCIPAL
  AMOUNT                                                                                VALUE
----------                                                                            ----------
             U.S. TREASURY NOTES AND BONDS - 39.4%
  $350,000   5.75%, 10/31/97......................................................    $  353,392
   150,000   5.75%, 8/15/03.......................................................       151,804
   550,000   6.125%, 7/31/96......................................................       552,662
   175,000   7.25%, 11/30/96......................................................       177,980
   190,000   7.25%, 8/15/04.......................................................       211,286
   175,000   10.375%, 11/15/12....................................................       241,938
                                                                                      ----------
             Total U.S. Treasury Notes and Bonds (cost-$1,641,179)................    $1,689,062
                                                                                      ----------
             U.S. TREASURY SECURITY, STRIPPED INTEREST PAYMENT - 3.8%
  $750,000   (zero coupon), due 5/15/20 (cost-$120,452)...........................    $  165,045
                                                                                      ----------
             U.S. GOVERNMENT AGENCY NOTES AND BONDS - 24.0%
  $156,598   Federal Home Loan Mortgage Corp., 8.50%, 10/15/19....................    $  159,680
             Federal National Mortgage Association
   225,804   7.00%, 1/1/10........................................................       229,966
   283,185   8.00%, 8/1/24........................................................       293,272
    14,009   9.00%, 8/1/02........................................................        14,749
    28,274   9.50%, 12/1/06.......................................................        29,758
    90,381   9.50%, 12/1/19.......................................................        96,284
   194,852   Government National Mortgage Association, 8.50%, 3/15/25.............       204,594
                                                                                      ----------
             Total U.S. Government Agency Notes and Bonds (cost-$996,587).........    $1,028,303
                                                                                      ----------
             CORPORATE NOTES - 31.4%
             AUTOMOTIVE - 8.3%
  $175,000   Chrysler Financial Corp., 8.42%, 2/1/99..............................    $  187,182
   150,000   General Motors Acceptance Corp., 8.25%, 2/24/04......................       168,504
                                                                                      ----------
                                                                                         355,686
                                                                                      ----------
             CONGLOMERATES - 5.2%
   200,000   General Electric Capital Corp., 8.375%, 3/1/01.......................       221,828
                                                                                      ----------
             INSURANCE - 2.5%
   100,000   St. Paul Companies, Inc., 9.375%, 6/15/97............................       105,065
                                                                                      ----------
             MISCELLANEOUS FINANCIAL SERVICES - 10.7%
   200,000   Associates Corp., N.A., 5.25%, 3/30/00...............................       196,368
   100,000   BarclaysAmerican Corp., 7.875%, 8/15/98..............................       105,482
   150,000   Household Finance Corp., 6.875%, 3/1/03..............................       155,989
                                                                                      ----------
                                                                                         457,839
                                                                                      ----------

                       QUEST FOR VALUE ACCUMULATION TRUST
                                 BOND PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)

                               DECEMBER 31, 1995

PRINCIPAL
  AMOUNT                                                                                VALUE
----------                                                                            ----------
             CORPORATE NOTES (CONTINUED)
             RETAIL - 4.7%
  $200,000   Sears Roebuck & Co., 8.55%, 8/1/96...................................    $  203,110
                                                                                      ----------
             Total Corporate Notes (cost-$1,272,402)..............................    $1,343,528
                                                                                      ----------
             Total Investments (A) (cost-$4,030,620).....................     98.6%   $4,225,938
             Other Assets in Excess of Other Liabilities.................      1.4        58,517
                                                                             -----    ----------
             Total Net Assets............................................    100.0%   $4,284,455
                                                                             =====     =========

---------------

(A) Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $195,318, aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $0, and net unrealized appreciation for Federal income tax purposes is $195,318. Federal income tax basis of portfolio securities is substantially the same as for financial reporting purposes.

                See accompanying notes to financial statements.

                       QUEST FOR VALUE ACCUMULATION TRUST
                                 BOND PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1995

ASSETS
Investments, at value (cost - $4,030,620)........................................  $4,225,938
Cash.............................................................................       8,680
Interest receivable..............................................................      65,823
Other assets.....................................................................          76
                                                                                   ----------
  Total Assets...................................................................   4,300,517
                                                                                   ----------
LIABILITIES
Payable for fund shares redeemed.................................................          16
Dividends payable................................................................       1,593
Other payables and accrued expenses..............................................      14,453
                                                                                   ----------
  Total Liabilities..............................................................      16,062
                                                                                   ----------
NET ASSETS
Par value ($.01 per share).......................................................       4,287
Paid-in-surplus..................................................................   4,009,340
Accumulated undistributed net realized gain on investments.......................      75,510
Net unrealized appreciation on investments.......................................     195,318
                                                                                   ----------
  Total Net Assets...............................................................  $4,284,455
                                                                                   ==========
Fund shares outstanding..........................................................     428,741
                                                                                   ----------
Net asset value per share........................................................  $     9.99
                                                                                   ==========

                See accompanying notes to financial statements.

                       QUEST FOR VALUE ACCUMULATION TRUST
                                 BOND PORTFOLIO
                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 1995

INVESTMENT INCOME
  Interest........................................................................  $285,303
                                                                                    --------
OPERATING EXPENSES
  Investment advisory fee (note 2a)...............................................    20,517
  Custodian fees..................................................................    17,505
  Auditing, consulting and tax return preparation fees............................    10,164
  Transfer and dividend disbursing agent fees.....................................     9,068
  Legal fees......................................................................     2,429
  Reports and notices to shareholders.............................................       668
  Miscellaneous...................................................................     1,833
                                                                                    --------
     Total operating expenses.....................................................    62,184
     Less: Investment advisory fee waived and expenses reimbursed (note 2a).......   (21,209)
                                                                                    --------
          Net operating expenses..................................................    40,975
                                                                                    --------
          Net investment income...................................................   244,328
                                                                                    --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS - NET
Net realized gain on investments..................................................    79,769
Net change in unrealized appreciation (depreciation) on investments...............   269,489
                                                                                    --------
          Net realized gain and change in unrealized appreciation (depreciation)
          on
            investments...........................................................   349,258
                                                                                    --------
          Net increase in net assets resulting from operations....................  $593,586
                                                                                    ========

                See accompanying notes to financial statements.

                       QUEST FOR VALUE ACCUMULATION TRUST
                                 BOND PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                              YEAR ENDED         SEPTEMBER 16, 1994(1)
                                                           DECEMBER 31, 1995     TO DECEMBER 31, 1994
                                                           -----------------     ---------------------
OPERATIONS
Net investment income....................................     $   244,328             $    66,718
Net realized gain (loss) on investments..................          79,769                  (4,259)
Net change in unrealized appreciation (depreciation) on
  investments............................................         269,489                 (74,170)
                                                              -----------              ----------
     Net increase (decrease) in net assets resulting from
       operations........................................         593,586                 (11,711)
                                                              -----------              ----------
DIVIDENDS TO SHAREHOLDERS
Net investment income....................................        (244,328)                (66,718)
                                                              -----------              ----------
FUND SHARE TRANSACTIONS
Net proceeds from sales..................................       1,574,585                  84,253
Net value of securities received (note 1)................              --               3,756,161
Reinvestment of dividends................................         242,735                  66,718
Cost of shares redeemed..................................      (1,537,477)               (173,349)
                                                              -----------              ----------
     Net increase in net assets from fund share
       transactions......................................         279,843               3,733,783
                                                              -----------              ----------
          Total increase in net assets...................         629,101               3,655,354
NET ASSETS
Beginning of period......................................       3,655,354                       0
                                                              -----------              ----------
End of period............................................     $ 4,284,455             $ 3,655,354
                                                              ===========              ==========
SHARES ISSUED AND REDEEMED
Issued...................................................         165,081                   8,985
Issued in exchange for securities (note 1)...............              --                 399,756
Issued in reinvestment of dividends......................          25,011                   7,214
Redeemed.................................................        (158,718)                (18,588)
                                                              -----------              ----------
     Net increase........................................          31,374                 397,367
                                                              ===========              ==========

---------------

(1) Commencement of operations.

                See accompanying notes to financial statements.

                       QUEST FOR VALUE ACCUMULATION TRUST
                                 BOND PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 1995

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     Quest for Value Accumulation Trust (the "Trust") was organized on May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of seven classes of shares of beneficial interest at $.01 par value; the Equity Portfolio, the Small Cap Portfolio, the Global Equity Portfolio, the Managed Portfolio, the Bond Portfolio, the U. S. Government Income Portfolio and the Money Market Portfolio. OpCap Advisors (formerly called Quest for Value Advisors; the "Adviser"), a majority-owned (99%) subsidiary of Oppenheimer Capital, serves as the Trust's investment adviser. The Bond Portfolio (the "Portfolio"), one of the Trust's seven portfolios had no operations until September 16, 1994, when the Enterprise Accumulation Trust Bond Portfolio (formerly known as Quest for Value Accumulation Trust Bond Portfolio), distributed cash and securities with an aggregate market value of $3,756,161 in exchange for 399,756 shares of the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

  (A) VALUATION OF INVESTMENTS

     Investment debt securities (other than short-term obligations) are valued each business day by an independent pricing service approved by the Board of Trustees. Investments are valued by the pricing service using methods which include current market quotations from a major market maker in the securities and trader-reviewed "matrix" prices. Short-term debt securities having a remaining maturity of more than sixty days are valued on a "marked-to-market" basis, that is, at prices based upon market quotations for securities of similar type, yield, quality and maturity. Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees. The ability of issuers of debt instruments to meet their obligations may be affected by economic developments in a specific industry or region.

  (B) FEDERAL INCOME TAXES

     It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders; accordingly, no Federal income tax provision is required.

  (C) SECURITY TRANSACTIONS AND OTHER INCOME

     Security transactions are accounted for on the trade date. In determining the gain or loss from the sale of securities, the cost of securities sold has been determined on the basis of identified cost. Interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities.

  (D) DIVIDENDS AND DISTRIBUTIONS

     Dividends from net investment income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are declared and paid at least annually.

     The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts

                       QUEST FOR VALUE ACCUMULATION TRUST
                                 BOND PORTFOLIO
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                               DECEMBER 31, 1995

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
  (D) DIVIDENDS AND DISTRIBUTIONS (CONTINUED) based on their Federal tax-basis treatment: temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains, respectively. To the extent distributions exceed current and accumulated earnings and profits for Federal income tax purposes, they are reported as distributions of paid-in-surplus or tax return of capital. At December 31, 1995, the Portfolio did not have any permanent book-tax differences.

  (E) ALLOCATION OF EXPENSES

     Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio based on its net assets in relation to the total net assets of all the applicable portfolios or another reasonable basis.

  (F) USE OF ESTIMATES

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(2) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     (a) The investment advisory fee is payable monthly to the Adviser, and is computed as a percentage of the Portfolio's net assets as of the close of business each day at the annual rate of .50%.

     The Adviser has agreed to waive that portion of the advisory fee and to reimburse any necessary expenses to limit operating expenses of the Portfolio to 1.00% of average daily net assets on an annual basis through at least December 31, 1995.

(3) PURCHASES AND SALES OF SECURITIES

     For the year ended December 31, 1995, purchases and sales of investment securities, other than short-term were $5,824,578 and $5,281,293, respectively.

(4) CAPITAL LOSS CARRYFORWARD

     For the fiscal year ended December 31, 1995, the Portfolio will utilize $4,259 of net capital loss carryforward.

                       QUEST FOR VALUE ACCUMULATION TRUST
                                 BOND PORTFOLIO
                              FINANCIAL HIGHLIGHTS

                FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:

                                                              YEAR ENDED         SEPTEMBER 16, 1994(1)
                                                           DECEMBER 31, 1995     TO DECEMBER 31, 1994
                                                           -----------------     ---------------------
Net asset value, beginning of period.....................     $      9.20             $      9.40
Income from investment operations:
Net investment income....................................            0.58                    0.17
Net realized and unrealized gain (loss) on investments...            0.79                   (0.20)
                                                               ----------              ----------
  Total from investment operations.......................            1.37                   (0.03)
                                                               ----------              ----------
Dividends to shareholders:
Dividends to shareholders from net investment income.....           (0.58)                  (0.17)
                                                               ----------              ----------
Net asset value, end of period...........................     $      9.99             $      9.20
                                                               ==========              ==========
Total return(2)..........................................           15.2%                   (0.3%)
                                                               ==========              ==========
Net assets, end of period................................     $ 4,284,455             $ 3,655,354
                                                               ----------              ----------
Ratio of net operating expenses to average net
  assets(5)..............................................           1.00%(4)                1.00%(3)
                                                               ----------              ----------
Ratio of net investment income to average net
  assets(5)..............................................           5.95%(4)                6.26%(3)
                                                               ----------              ----------
Portfolio turnover.......................................            134%                      7%
                                                               ----------              ----------

---------------

(1) Commencement of operations.

(2) Assumes reinvestment of all dividends and distributions.

(3) Annualized.

(4) Average net assets for the year ended December 31, 1995 were $4,103,422.

(5) During the periods presented above, the Adviser waived a portion or all of its fees and reimbursed the Portfolio for a portion of its operating expenses. If such waivers and reimbursements had not been in effect, the ratio of net operating expenses to average net assets would have been 1.52% and 2.05% and the ratio of net investment income to average net assets would have been 5.43% and 5.21%, respectively.

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES OF
QUEST FOR VALUE ACCUMULATION TRUST -- BOND PORTFOLIO

     In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Bond Portfolio (one of the portfolios constituting Quest for Value Accumulation Trust, hereafter referred to as the "Portfolio") at December 31, 1995, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year ended December 31, 1995 and for the period September 16, 1994 (commencement of operations) through December 31, 1994, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1995 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York 10036
February 16, 1996

                             MONEY MARKET PORTFOLIO

     The Money Market Portfolio seeks maximum current income consistent with stability of principal and liquidity. The seven-day compounded yield of the Portfolio was 4.89% as of December 31, 1995. The average dollar-weighted portfolio maturity was 16 days.

     We seek to manage the Portfolio conservatively, recognizing that shareholders of money market funds view liquidity and safety of principal as their most important objectives. Rather than subjecting the Money Market Portfolio to additional risk to achieve a higher return, we maintain a rigorous approach to analyzing and investing in quality credits. These include the short-term securities of leading financial institutions and industrial companies in the United States and abroad, as well as marketable obligations of the United States Government, its agencies and instrumentalities. As of December 31, 1995, 72% of the Portfolio's assets were allocated to short-term corporate notes, with the remaining assets invested in U.S. Government agency securities. We continued to avoid all investments in derivative securities.

     Investments in the Money Market Portfolio are not insured or guaranteed by the U.S. Government. There is no assurance that the Portfolio will maintain a stable net asset value.

                       QUEST FOR VALUE ACCUMULATION TRUST
                             MONEY MARKET PORTFOLIO
                            SCHEDULE OF INVESTMENTS

                               DECEMBER 31, 1995

PRINCIPAL
 AMOUNT                                                                                VALUE
---------                                                                            ----------
              U.S. GOVERNMENT AGENCY NOTES - 27.4%
$  90,000     Federal Farm Credit Bank, 5.62%, 1/24/96...........................    $   89,677
              Federal Home Loan Bank
  165,000     5.60%, 1/5/96......................................................       164,897
  165,000     5.60%, 1/8/96......................................................       164,820
  140,000     5.62%, 1/8/96......................................................       139,848
  160,000     5.63%, 1/3/96......................................................       159,950
              Federal Home Loan Mortgage Corp.
  150,000     5.58%, 1/5/96......................................................       149,907
  160,000     5.63%, 1/2/96......................................................       159,975
  165,000     Federal National Mortgage Association, 5.60%, 1/5/96...............       164,897
                                                                                     ----------
              Total U.S. Government Agency Notes (amortized cost - $1,193,971)...    $1,193,971
                                                                                     ----------
              SHORT-TERM CORPORATE NOTES - 72.4%
              AGRICULTURE - 3.9%
$ 170,000     Cargill, Inc., 5.62%, 2/6/96.......................................    $  169,045
                                                                                     ----------
              AUTOMOTIVE - 7.1%
  150,000     Ford Motor Credit Co., 5.72%, 1/4/96...............................       149,928
  160,000     General Motors Acceptance Corp., 5.85%, 1/29/96....................       159,272
                                                                                     ----------
                                                                                        309,200
                                                                                     ----------
              BANKING - 11.5%
  230,000     Abby National North America, 5.60%, 1/8/96.........................       229,750
  170,000     Commerzbank U.S. Finance, Inc., 5.73%, 1/12/96.....................       169,702
  100,000     Svenska Handelsbanken, Inc., 5.75%, 1/16/96........................        99,760
                                                                                     ----------
                                                                                        499,212
                                                                                     ----------
              CONGLOMERATES - 3.0%
  130,000     General Electric Capital Corp., 5.76%, 1/22/96.....................       129,563
                                                                                     ----------
              ENERGY - 7.5%
  170,000     Chevron Oil Finance Co., 5.65%, 1/4/96.............................       169,920
  160,000     Texaco, Inc., 5.60%, 1/31/96.......................................       159,253
                                                                                     ----------
                                                                                        329,173
                                                                                     ----------
              INSURANCE - 3.4%
  153,000     Prudential Funding Corp., 5.52%, 1/22/96...........................       152,507
                                                                                     ----------
              MACHINERY - 3.0%
  130,000     Deere (John) Capital Corp., 5.60%, 2/2/96..........................       129,353
                                                                                     ----------

                       QUEST FOR VALUE ACCUMULATION TRUST
                             MONEY MARKET PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)

                               DECEMBER 31, 1995

PRINCIPAL
 AMOUNT                                                                                VALUE
--------                                                                             ----------
              SHORT-TERM CORPORATE NOTES (CONTINUED)
              MISCELLANEOUS FINANCIAL SERVICES - 22.0%
$ 140,000     American Express Credit Corp., 5.70%, 1/19/96......................    $  139,601
  100,000     Beneficial Corp., 5.62%, 1/3/96....................................        99,969
  160,000     Hanson Finance (U.K.) PLC, 5.73%, 1/17/96..........................       159,593
  150,000     Household Finance Corp., 5.75%, 1/11/96............................       149,760
  150,000     Merrill Lynch & Co., Inc., 5.70%, 1/29/96..........................       149,335
  130,000     Student Loan Corp., 5.73%, 1/16/96.................................       129,690
  130,000     Transamerica Finance Group, 5.71%, 1/2/96..........................       129,979
                                                                                     ----------
                                                                                        957,927
                                                                                     ----------
              TECHNOLOGY - 7.3%
  160,000     Hewlett Packard Co., 5.63%, 1/16/96................................       159,625
  160,000     IBM Credit Corp., 5.70%, 1/12/96...................................       159,721
                                                                                     ----------
                                                                                        319,346
                                                                                     ----------
              TELECOMMUNICATIONS - 3.7%
  160,000     GTE Northwest, Inc., 5.81%, 1/10/96................................       159,768
                                                                                     ----------
              Total Short-Term Corporate Notes (amortized cost - $3,155,094).....    $3,155,094
                                                                                     ----------
              Total Investments (A) (amortized cost - $4,349,065)........   99.8%    $4,349,065
              Other Assets in Excess of Other Liabilities................    0.2          7,019
                                                                           -----     ----------
              Total Net Assets...........................................  100.0%    $4,356,084
                                                                           =====      =========

---------------

(A) Federal income tax basis of portfolio securities is the same for financial reporting purposes.

                See accompanying notes to financial statements.

                       QUEST FOR VALUE ACCUMULATION TRUST
                             MONEY MARKET PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1995

ASSETS
Investments, at value (amortized cost - $4,349,065)..............................  $4,349,065
Cash.............................................................................      25,688
Receivable from Adviser..........................................................          30
Other assets.....................................................................         125
                                                                                   ----------
  Total Assets...................................................................   4,374,908
                                                                                   ----------
LIABILITIES
Payable for fund shares redeemed.................................................       4,018
Dividends payable................................................................       1,700
Other payables and accrued expenses..............................................      13,106
                                                                                   ----------
  Total Liabilities..............................................................      18,824
                                                                                   ----------
NET ASSETS
Par value ($.01 per share).......................................................      43,560
Paid-in-surplus..................................................................   4,312,477
Net realized gain on investments.................................................          47
                                                                                   ----------
  Total Net Assets...............................................................  $4,356,084
                                                                                   ==========
Fund shares outstanding..........................................................   4,356,037
                                                                                   ----------
Net asset value per share........................................................  $     1.00
                                                                                   ==========

                See accompanying notes to financial statements.

                       QUEST FOR VALUE ACCUMULATION TRUST
                             MONEY MARKET PORTFOLIO
                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 1995

INVESTMENT INCOME
  Interest........................................................................  $244,777
                                                                                    --------
OPERATING EXPENSES
  Investment advisory fee (note 2a)...............................................    16,477
  Auditing, consulting and tax return preparation fees............................     9,977
  Transfer and dividend disbursing agent fees.....................................     9,067
  Custodian fees..................................................................     6,785
  Legal fees......................................................................     2,420
  Reports and notices to shareholders.............................................       356
  Miscellaneous...................................................................     2,044
                                                                                    --------
     Total operating expenses.....................................................    47,126
     Less: Investment advisory fee waived (note 2a)...............................    (5,702)
                                                                                    --------
          Net operating expenses..................................................    41,424
                                                                                    --------
          Net investment income...................................................   203,353
                                                                                    --------
REALIZED GAIN ON INVESTMENTS - NET
Net realized gain on investments..................................................        47
                                                                                    --------
          Net increase in net assets resulting from operations....................  $203,400
                                                                                    ========

                See accompanying notes to financial statements.

                       QUEST FOR VALUE ACCUMULATION TRUST
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                             YEAR ENDED         SEPTEMBER 16, 1994(1)
                                                          DECEMBER 31, 1995      TO DECEMBER 31, 1994
                                                          -----------------     ----------------------
OPERATIONS
Net investment income...................................     $   203,353              $   42,375
Net realized gain on investments........................              47                      --
                                                             -----------              ----------
     Net increase in net assets resulting from
       operations.......................................         203,400                  42,375
                                                             -----------              ----------
DIVIDENDS TO SHAREHOLDERS
Net investment income...................................        (203,353)                (42,375)
                                                             -----------              ----------
FUND SHARE TRANSACTIONS
Net proceeds from sales.................................       4,346,773                 469,215
Net value of securities received (note 1)...............              --               3,407,191
Reinvestment of dividends...............................         201,653                  42,375
Cost of shares redeemed.................................      (3,711,915)               (499,255)
                                                             -----------              ----------
     Net increase in net assets from fund share
       transactions.....................................         836,511               3,419,526
                                                             -----------              ----------
          Total increase in net assets..................         836,558               3,419,526
NET ASSETS
Beginning of period (note 1)............................       3,519,526                 100,000
                                                             -----------              ----------
End of period...........................................     $ 4,356,084              $3,519,526
                                                             ===========              ==========
SHARES ISSUED AND REDEEMED
Issued..................................................       4,346,773                 469,215
Issued in exchange for securities (note 1)..............              --               3,407,191
Issued in reinvestment of dividends.....................         201,653                  42,375
Redeemed................................................      (3,711,915)               (499,255)
                                                             -----------              ----------
     Net increase.......................................         836,511               3,419,526
                                                             ===========              ==========

---------------

(1) Commencement of operations.

                See accompanying notes to financial statements.

                       QUEST FOR VALUE ACCUMULATION TRUST
                             MONEY MARKET PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 1995

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     Quest for Value Accumulation Trust (the "Trust") was organized May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of seven classes of shares of beneficial interest at $.01 par value; the Equity Portfolio, the Small Cap Portfolio, the Global Equity Portfolio, the Managed Portfolio, the Bond Portfolio, the U. S. Government Income Portfolio and the Money Market Portfolio. OpCap Advisors (formerly called Quest for Value Advisors; the "Adviser"), a majority-owned (99%) subsidiary of Oppenheimer Capital, serves as the Trust's investment adviser. The Money Market Portfolio (the "Portfolio"), one of the Trust's seven portfolios had no operations until September 7, 1994 other than the sale and issuance of 100,000 shares of the Portfolio to the Adviser at an aggregate purchase price of $100,000 to provide the initial capital of the Trust. On September 16, 1994, Enterprise Accumulation Trust Money Market Portfolio (formerly known as Quest for Value Accumulation Trust Money Market Portfolio), distributed cash and securities aggregating $3,407,191 in exchange for 3,407,191 shares of the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements:

  (A) VALUATION OF INVESTMENTS

     Portfolio securities are valued at amortized cost, which approximates market value.

  (B) FEDERAL INCOME TAXES

     It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders; accordingly, no Federal income tax provision is required.

  (C) SECURITY TRANSACTIONS AND OTHER INCOME

     Security transactions are accounted for on the trade date. In determining the gain or loss from the sale of securities, the cost of securities sold has been determined on the basis of identified cost. Interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities.

  (D) DIVIDENDS AND DISTRIBUTIONS

     Dividends from net investment income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are declared and paid at least annually.

     The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains, respectively. To the extent distributions exceed current and

                       QUEST FOR VALUE ACCUMULATION TRUST
                             MONEY MARKET PORTFOLIO
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                               DECEMBER 31, 1995

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) accumulated earnings and profits for Federal income tax purposes, they are reported as distributions of paid-

  (D) DIVIDENDS AND DISTRIBUTIONS (CONTINUED) in-surplus or tax return of capital. At December 31, 1995, the Portfolio did not have any permanent book-tax differences.

  (E) ALLOCATION OF EXPENSES

     Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio based on its net assets in relation to the total net assets of all the applicable portfolios or another reasonable basis.

  (F) USE OF ESTIMATES

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(2) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     (a) The investment advisory fee is payable monthly to the Adviser, and is computed as a percentage of the Portfolio's net assets as of the close of business each day at the annual rate of .40%.

     The Adviser has agreed to waive that portion of the advisory fee and to reimburse any necessary expenses to limit operating expenses of the Portfolio to 1.00% of average daily net assets on an annual basis through at least December 31, 1995.

(3) PURCHASES AND SALES OF SECURITIES

     For the year ended December 31, 1995, purchases and sales/maturities of investment securities, were $37,451,485 and $36,853,510, respectively.

                       QUEST FOR VALUE ACCUMULATION TRUST
                             MONEY MARKET PORTFOLIO
                              FINANCIAL HIGHLIGHTS

                FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:

                                                              YEAR ENDED         SEPTEMBER 16, 1994(1)
                                                           DECEMBER 31, 1995     TO DECEMBER 31, 1994
                                                           -----------------     ---------------------
Net asset value, beginning of period.....................     $      1.00             $      1.00
Income from investment operations:
Net investment income....................................            0.05                    0.01
Net realized gain on investments.........................            0.00(2)                   --
                                                               ----------              ----------
  Total from investment operations.......................            0.05                    0.01
                                                               ----------              ----------
Dividends to shareholders:
Dividends to shareholders from net investment income.....           (0.05)                  (0.01)
                                                               ----------              ----------
Net asset value, end of period...........................     $      1.00             $      1.00
                                                               ==========              ==========
Total return(3)..........................................            5.1%                    4.2%(4)
                                                               ==========              ==========
Net assets, end of period................................     $ 4,356,084             $ 3,519,526
                                                               ----------              ----------
Ratio of net operating expenses to average net
  assets(6)..............................................           1.00%(5)                1.00%(4)
                                                               ----------              ----------
Ratio of net investment income to average net
  assets(6)..............................................           4.94%(5)                4.13%(4)
                                                               ----------              ----------

---------------

(1) Commencement of operations.

(2) Less than $.005 per share.

(3) Assumes reinvestment of all dividends and distributions.

(4) Annualized.

(5) Average net assets for the year ended December 31, 1995 were $4,119,173.

(6) During the periods presented above, the Adviser waived a portion or all of its fees and reimbursed the Portfolio for a portion of its operating expenses. If such waivers and reimbursements had not been in effect, the ratio of net operating expenses to average net assets would have been 1.14% and 2.03% and the ratio of net investment income to average net assets would have been 4.80% and 3.10%, respectively.

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES OF
QUEST FOR VALUE ACCUMULATION TRUST -- MONEY MARKET PORTFOLIO

     In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Money Market Portfolio (one of the portfolios constituting Quest for Value Accumulation Trust, hereafter referred to as the "Portfolio") at December 31, 1995, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year ended December 31, 1995 and for the period September 16, 1994 (commencement of operations) through December 31, 1994, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1995 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York 10036
February 16, 1996

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                             MONY SERIES FUND, INC.
                                 1740 BROADWAY
                            NEW YORK, NEW YORK 10019

        DIRECTORS AND PRINCIPAL OFFICERS
        Kenneth M. Levine                         Chairman, President and Director
        Joel Davis                                Director
        Michael J. Drabb                          Director
        Alan J. Hartnick                          Director
        Floyd L. Smith                            Director
        Edward E. Hill                            Vice President-Compliance
        David V. Weigel                           Treasurer
        John P. Keller                            Controller
        Frederick C. Tedeschi                     Secretary

        INVESTMENT ADVISER
        MONY Life Insurance Co. of America
        1740 Broadway
        New York, New York 10019

        PRINCIPAL UNDERWRITER AND DISTRIBUTOR
        MONY Securities Corp.
        1740 Broadway
        New York, New York 10019

        CUSTODIAN
        Chemical Bank
        277 Park Avenue
        New York, New York 10172

        TRANSFER AGENT
        The Mutual Life Insurance Co. of
          New York
        1740 Broadway
        New York, New York 10019

        INDEPENDENT ACCOUNTANTS
        Coopers & Lybrand L.L.P.
        1301 Avenue of the Americas
        New York, New York 10019

ISSUED BY:

     MONY LIFE INSURANCE COMPANY OF AMERICA
     (An Arizona Stock Corporation)
     (not licensed to solicit or transact
     business in New York)
     1740 Broadway, New York, NY 10019

     or in New York,

     THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
     1740 Broadway, New York, NY 10019

DISTRIBUTOR:

     MONY SECURITIES CORP.
     1740 Broadway, New York, NY 10019
     (Member NASD, SIPC)

MONY LOGO
The Mutual Life Insurance Company of New York
Administrative Offices
1740 Broadway, New York, NY 10019

ADDRESS CORRECTION REQUESTED
                                                          ----------------------
                                                                 BULK RATE
                                                               U.S. POSTAGE
                                                                   PAID
                                                              PERMIT NO. 8048
                                                            NEW YORK, NEW YORK
                                                          ----------------------

Form No. 13634SL (2/96)